                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................      41
Statement of Assets and Liabilities.........................      42
Statement of Operations.....................................      58
Statement of Changes in Net Assets..........................      66
Notes to Financial Statements...............................      80
Report of Independent Registered Public Accounting Firm.....     162

The Annual Reports listed below follow:

MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Bond Portfolio - Initial and Service Classes
  Capital Appreciation Portfolio - Initial and Service
    Classes
  Cash Management Portfolio
  Common Stock Portfolio - Initial and Service Classes
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial and Service Classes
  Developing Growth Portfolio - Initial and Service Classes
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial and Service Classes
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial and Service
    Classes
  ICAP Select Equity Portfolio - Initial and Service Classes
    (formerly known as Basic Value Portfolio - Initial and
    Service Classes)
  Income & Growth Portfolio - Initial and Service Classes
  International Equity Portfolio - Initial and Service
    Classes
  Large Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Core Portfolio - Initial and Service Classes
  Mid Cap Growth Portfolio - Initial and Service Classes
  Mid Cap Value Portfolio - Initial and Service Classes
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial and Service Classes
  Small Cap Growth Portfolio - Initial and Service Classes
  Total Return Portfolio - Initial and Service Classes
  Value Portfolio - Initial and Service Classes
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial and Service Shares
Fidelity(R) VIP Contrafund(R) - Initial and Service Class 2
Fidelity(R) VIP Equity-Income - Initial and Service Class 2
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional and Service
  Shares
Janus Aspen Series Worldwide Growth - Institutional and
  Service Shares
MFS(R) Investors Trust Series - Initial and Service Classes
MFS(R) Research Series - Initial and Service Classes
MFS(R) Utilities Series - Initial and Service Classes
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio and Portfolio II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2006 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2007

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER             INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares       5/1/02       6/2/03
Calvert Social Balanced Portfolio                           9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares            12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares             12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99       6/2/03
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Service Class                           6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class           6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                 1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                   6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Service Class                    6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class              6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Service Class                     6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)          6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                6/2/03       6/2/03
MainStay VP International Equity -- Service Class           6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                  6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class               6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class               6/2/03       6/2/03
MainStay VP Total Return -- Service Class                   6/2/03       6/2/03
MainStay VP Value -- Service Class                          6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class              5/1/00       6/2/03
MFS(R) Research Series -- Service Class                     5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                4/30/02       6/2/03
Van Eck Worldwide Hard Assets                               9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      18.07     15.89       N/A       N/A        19.55
Calvert Social Balanced Portfolio                           7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Service Shares              2.59      1.14     (1.74)      N/A         5.65
Fidelity(R) VIP Contrafund(R) -- Service Class 2            9.89     12.80     10.10      9.43        15.56
Fidelity(R) VIP Equity-Income -- Service Class 2           18.27     10.54      7.19      7.46        13.16
Fidelity(R) VIP Mid Cap -- Service Class 2                 10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Service Shares               8.88      7.27      4.96       N/A         7.56
Janus Aspen Series Worldwide Growth -- Service Shares      16.30      7.66      2.20       N/A        10.69
MainStay VP Balanced -- Service Class                       8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Service Class                           2.85      1.90      3.22      4.31         1.33
MainStay VP Capital Appreciation -- Service Class           2.74      3.91     (0.94)     2.56         6.45
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                  3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Service Class                  14.57      9.79      4.16      6.56        12.18
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Service Class                    8.64      5.93      5.31      6.62         7.77
MainStay VP Developing Growth -- Service Class             10.80      8.32      3.88       N/A        11.60
MainStay VP Floating Rate -- Service Class                  4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Service Class                     2.36      1.55      2.55      3.93         0.58
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Service Class     10.21      7.35     10.75      7.10        10.11
MainStay VP ICAP Select Equity -- Service Class(6)         17.36     10.08      4.96       N/A        12.21
MainStay VP Income & Growth -- Service Class               14.96      9.49      5.64       N/A        11.11
MainStay VP International Equity -- Service Class          29.19     16.58     13.76      7.44        18.93
MainStay VP Large Cap Growth -- Service Class               5.49      1.33     (1.53)      N/A         4.13
MainStay VP Mid Cap Core -- Service Class                  13.09     15.71     12.08       N/A        18.36
MainStay VP Mid Cap Growth -- Service Class                 7.46     14.28      8.35       N/A        17.89
MainStay VP Mid Cap Value -- Service Class                 12.19     10.48      7.53       N/A        13.31
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500 Index(5) -- Service Class              13.57      8.34      4.18      6.37        10.55
MainStay VP Small Cap Growth -- Service Class               4.59      4.83      3.06       N/A        10.08
MainStay VP Total Return -- Service Class                   7.71      5.67      2.66      4.62         6.82
MainStay VP Value -- Service Class                         16.94     10.18      5.41      5.70        12.91
MFS(R) Investors Trust Series -- Service Class             11.13      8.72      3.72       N/A         9.83
MFS(R) Research Series -- Service Class                     8.67      9.52      3.64       N/A        10.96
MFS(R) Utilities Series -- Service Class                   29.15     23.87     14.08       N/A        25.87
Neuberger Berman AMT Mid-Cap Growth -- Class S             12.88     13.05       N/A       N/A        13.89
Royce Micro-Cap Portfolio -- Investment Class              19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class              13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio -- II                17.00     10.58       N/A       N/A        12.30
Van Eck Worldwide Hard Assets                              22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class II         35.27     29.35       N/A       N/A        35.55
Victory VIF Diversified Stock -- Class A Shares            12.10      9.14      5.08       N/A        11.87
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares      11.07     14.13       N/A       N/A        18.48
Calvert Social Balanced Portfolio                           0.51      3.94      3.12      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        10.71     12.09     12.85       N/A        10.19
Dreyfus IP Technology Growth -- Service Shares             (3.87)    (1.03)    (2.65)      N/A         4.17
Fidelity(R) VIP Contrafund(R) -- Service Class 2            2.96     10.94      9.41      9.43        14.39
Fidelity(R) VIP Equity-Income -- Service Class 2           11.27      8.59      6.42      7.46        11.93
Fidelity(R) VIP Mid Cap -- Service Class 2                  3.86     14.87     13.31       N/A        17.93
Janus Aspen Series Balanced -- Service Shares               2.02      5.21      4.13       N/A         6.15
Janus Aspen Series Worldwide Growth -- Service Shares       9.30      5.61      1.27       N/A         9.38
MainStay VP Balanced -- Service Class                       2.03       N/A       N/A       N/A         4.04
MainStay VP Bond -- Service Class                          (3.63)    (0.29)     2.32      4.31        (0.23)
MainStay VP Capital Appreciation -- Service Class          (3.73)     1.71     (1.85)     2.56         5.00
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                 (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Service Class                   7.57      7.82      3.29      6.56        10.92
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Service Class                    1.79      3.81      4.48      6.62         6.36
MainStay VP Developing Growth -- Service Class              3.82      6.29      3.01       N/A        10.31
MainStay VP Floating Rate -- Service Class                 (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Service Class                    (4.09)    (0.63)     1.63      3.93        (0.97)
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Service Class      3.27      5.29     10.08      7.10         8.78
MainStay VP ICAP Select Equity -- Service Class(6)         10.36      8.12      4.12       N/A        10.94
MainStay VP Income & Growth -- Service Class                7.96      7.50      4.82       N/A         9.80
MainStay VP International Equity -- Service Class          22.19     14.84     13.15      7.44        17.84
MainStay VP Large Cap Growth -- Service Class              (1.15)    (0.84)    (2.44)      N/A         2.59
MainStay VP Mid Cap Core -- Service Class                   6.09     13.94     11.44       N/A        17.26
MainStay VP Mid Cap Growth -- Service Class                 0.69     12.47      7.61       N/A        16.78
MainStay VP Mid Cap Value -- Service Class                  5.19      8.54      6.77       N/A        12.07
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500 Index(5) -- Service Class               6.57      6.31      3.31      6.37         9.23
MainStay VP Small Cap Growth -- Service Class              (2.00)     2.66      2.15       N/A         8.75
MainStay VP Total Return -- Service Class                   0.93      3.54      1.74      4.62         5.38
MainStay VP Value -- Service Class                          9.94      8.22      4.59      5.70        11.67
MFS(R) Investors Trust Series -- Service Class              4.13      6.71      2.84       N/A         8.49
MFS(R) Research Series -- Service Class                     1.82      7.54      2.76       N/A         9.65
MFS(R) Utilities Series -- Service Class                   22.15     22.33     13.48       N/A        24.69
Neuberger Berman AMT Mid-Cap Growth -- Class S              5.88     11.19       N/A       N/A        12.63
Royce Micro-Cap Portfolio -- Investment Class              12.39     12.01     12.65     15.76        21.45
Royce Small-Cap Portfolio -- Investment Class               6.97     13.14     11.79     14.06        11.69
T. Rowe Price Equity Income Portfolio -- II                10.00      8.64       N/A       N/A        11.04
Van Eck Worldwide Hard Assets                              15.77     29.56     24.79      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class II         28.27     27.94       N/A       N/A        34.78
Victory VIF Diversified Stock -- Class A Shares             5.10      7.14      4.25       N/A         9.63
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                      INVESTMENT
                                                          PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                        DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares      9/21/88      10/1/96
Calvert Social Balanced Portfolio                           9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares             8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class              1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class             10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares        9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   9/13/93      10/1/96
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05
MainStay VP Bond -- Initial Class                          1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class          1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                 1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                  1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                   10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class              5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05
MainStay VP Government -- Initial Class                    1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class      5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)          5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                5/1/98       5/1/98
MainStay VP International Equity -- Initial Class           5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class               5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                  7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class              1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class               7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                  1/29/93       5/1/95
MainStay VP Value -- Initial Class                          5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class             10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                    7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                    5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                      3/31/94       5/1/98
Van Eck Worldwide Hard Assets                               9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I          10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares             7/1/99       5/1/04
--------------------------------------------------------------------------------
                                                             Negative numbers
                                                          appear in parentheses.

                                                                      ASSUMING NO SURRENDER(%)(2)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares      18.35     16.18      9.87      3.53         3.00
Calvert Social Balanced Portfolio                           7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Initial Shares              2.86      1.41     (1.49)      N/A        (1.65)
Fidelity(R) VIP Contrafund(R) -- Initial Class             10.17     13.10     10.37      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class             18.53     10.82      7.45      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                 10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Institutional Shares         9.18      7.54      5.23      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                   16.57      7.93      2.46      5.96         6.18
MainStay VP Balanced -- Service Class                       8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Initial Class                           3.10      2.16      3.48      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class           3.00      4.19     (0.69)     2.83         5.38
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                  3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Initial Class                  14.85     10.08      4.42      6.83         9.00
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Initial Class                    8.88      6.20      5.56      6.88         7.06
MainStay VP Developing Growth -- Initial Class             11.06      8.60      4.15       N/A         0.70
MainStay VP Floating Rate -- Service Class                  4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Initial Class                     2.62      1.82      2.81      4.16         4.15
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Initial Class     10.49      7.63     11.03      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)         17.64     10.34      5.21       N/A         3.68
MainStay VP Income & Growth -- Initial Class               15.23      9.74      5.89       N/A         3.35
MainStay VP International Equity -- Initial Class          29.51     16.86     14.03      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class               5.74      1.58     (1.29)      N/A         3.11
MainStay VP Mid Cap Core -- Initial Class                  13.37     16.00     12.36       N/A         9.82
MainStay VP Mid Cap Growth -- Initial Class                 7.72     14.57      8.62       N/A         5.96
MainStay VP Mid Cap Value -- Initial Class                 12.47     10.76      7.80       N/A         6.73
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500 Index(5) -- Initial Class              13.85      8.62      4.44      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class               4.85      5.09      3.31       N/A         2.01
MainStay VP Total Return -- Initial Class                   7.98      5.95      2.92      4.90         6.26
MainStay VP Value -- Initial Class                         17.23     10.46      5.67      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class             11.43      8.99      3.98      4.89         1.15
MFS(R) Research Series -- Initial Class                     8.95      9.78      3.90      4.30         1.84
MFS(R) Utilities Series -- Service Class                   29.15     23.87     14.08       N/A        25.87
Neuberger Berman AMT Mid-Cap Growth -- Class S             12.88     13.05       N/A       N/A        13.89
Royce Micro-Cap Portfolio -- Investment Class              19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class              13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio                      17.32     10.86      7.63      8.52         6.14
Van Eck Worldwide Hard Assets                              22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class I          35.23     29.41     23.50      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares            12.10      9.14      5.08       N/A        11.87
--------------------------------------------------------------------------------
                                                                Negative numbers appear in parentheses.

                                                                         ASSUMING SURRENDER(%)
                                                                                                     SINCE
                                                                                                   INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                      YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares      11.35     14.42      9.18      3.53         3.00
Calvert Social Balanced Portfolio                           0.51      3.94      3.12      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                        10.71     12.09     12.85       N/A        10.19
Dreyfus IP Technology Growth -- Initial Shares             (3.62)    (0.77)    (2.40)      N/A        (2.31)
Fidelity(R) VIP Contrafund(R) -- Initial Class              3.23     11.24      9.69      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class             11.53      8.88      6.69      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                  3.86     14.87     13.31       N/A        17.93
Janus Aspen Series Balanced -- Institutional Shares         2.31      5.49      4.40      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                    9.57      5.89      1.54      5.96         6.18
MainStay VP Balanced -- Service Class                       2.03       N/A       N/A       N/A         4.04
MainStay VP Bond -- Initial Class                          (3.39)    (0.03)     2.59      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class          (3.49)     1.99     (1.60)     2.83         5.38
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                 (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Initial Class                   7.85      8.12      3.57      6.83         9.00
MainStay VP Conservative Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Initial Class                    2.02      4.09      4.75      6.88         7.06
MainStay VP Developing Growth -- Initial Class              4.07      6.58      3.28       N/A         0.70
MainStay VP Floating Rate -- Service Class                 (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Initial Class                    (3.85)    (0.37)     1.90      4.16         4.15
MainStay VP Growth Allocation -- Service Class               N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Initial Class      3.53      5.57     10.36      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)         10.64      8.39      4.38       N/A         3.68
MainStay VP Income & Growth -- Initial Class                8.23      7.77      5.08       N/A         3.35
MainStay VP International Equity -- Initial Class          22.51     15.12     13.44      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class              (0.92)    (0.60)    (2.20)      N/A         3.11
MainStay VP Mid Cap Core -- Initial Class                   6.37     14.24     11.72       N/A         9.34
MainStay VP Mid Cap Growth -- Initial Class                 0.94     12.77      7.89       N/A         5.39
MainStay VP Mid Cap Value -- Initial Class                  5.47      8.82      7.05       N/A         6.18
MainStay VP Moderate Allocation -- Service Class             N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class      N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500 Index(5) -- Initial Class               6.85      6.61      3.59      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class              (1.76)     2.94      2.42       N/A         1.34
MainStay VP Total Return -- Initial Class                   1.17      3.83      2.01      4.90         6.26
MainStay VP Value -- Initial Class                         10.23      8.51      4.86      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class              4.43      6.99      3.11      4.89         1.15
MFS(R) Research Series -- Initial Class                     2.08      7.81      3.02      4.30         1.84
MFS(R) Utilities Series -- Service Class                   22.15     22.33     13.48       N/A        24.69
Neuberger Berman AMT Mid-Cap Growth -- Class S              5.88     11.19       N/A       N/A        12.63
Royce Micro-Cap Portfolio -- Investment Class              12.39     12.01     12.65     15.76        21.45
Royce Small-Cap Portfolio -- Investment Class               6.67     13.14     11.79     14.06        11.69
T. Rowe Price Equity Income Portfolio                      10.32      8.93      6.88      8.52         6.14
Van Eck Worldwide Hard Assets                              15.77     29.56     24.79      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class I          28.23     28.00     23.07      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares             5.10      7.14      4.25       N/A         9.63
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of the LifeStages(R) Variable Annuity were discontinued as of December 4, 2006. Current policyowners may continue to make additional premium payments subject to their contract provisions. Existing policies will continue to be serviced.

SMRU # 338402 CV

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                    1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)             6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         18.07     15.89       N/A       N/A        19.55
Calvert Social Balanced Portfolio                              7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B     17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Service Shares                 2.59      1.14     (1.74)      N/A         5.65
Fidelity(R) VIP Contrafund(R) -- Service Class 2               9.89     12.80     10.10      9.43        15.56
Fidelity(R) VIP Equity-Income -- Service Class 2              18.27     10.54      7.19      7.46        13.16
Fidelity(R) VIP Mid Cap -- Service Class 2                    10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Service Shares                  8.88      7.27      4.96       N/A         7.56
Janus Aspen Series Worldwide Growth -- Service Shares         16.30      7.66      2.20       N/A        10.69
MainStay VP Balanced -- Service Class                          8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Service Class                              2.85      1.90      3.22      4.31         1.33
MainStay VP Capital Appreciation -- Service Class              2.74      3.91     (0.94)     2.56         6.45
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                     3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Service Class                     14.57      9.79      4.16      6.56        12.18
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Service Class                       8.64      5.93      5.31      6.62         7.77
MainStay VP Developing Growth -- Service Class                10.80      8.32      3.88       N/A        11.60
MainStay VP Floating Rate -- Service Class                     4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Service Class                        2.36      1.55      2.55      3.93         0.58
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Service Class        10.21      7.35     10.75      7.10        10.11
MainStay VP ICAP Select Equity -- Service Class(6)            17.36     10.08      4.96       N/A        12.21
MainStay VP Income & Growth -- Service Class                  14.96      9.49      5.64       N/A        11.11
MainStay VP International Equity -- Service Class             29.19     16.58     13.76      7.44        18.93
MainStay VP Large Cap Growth -- Service Class                  5.49      1.33     (1.53)      N/A         4.13
MainStay VP Mid Cap Core -- Service Class                     13.09     15.71     12.08       N/A        18.36
MainStay VP Mid Cap Growth -- Service Class                    7.46     14.28      8.35       N/A        17.89
MainStay VP Mid Cap Value -- Service Class                    12.19     10.48      7.53       N/A        13.31
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500 Index(5) -- Service Class                 13.57      8.34      4.18      6.37        10.55
MainStay VP Small Cap Growth -- Service Class                  4.59      4.83      3.06       N/A        10.08
MainStay VP Total Return -- Service Class                      7.71      5.67      2.66      4.62         6.82
MainStay VP Value -- Service Class                            16.94     10.18      5.41      5.70        12.91
MFS(R) Investors Trust Series -- Service Class                11.13      8.72      3.72       N/A         9.83
MFS(R) Research Series -- Service Class                        8.67      9.52      3.64       N/A        10.96
MFS(R) Utilities Series -- Service Class                      29.15     23.87     14.08       N/A        25.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                12.88     13.05       N/A       N/A        13.89
Royce Micro-Cap Portfolio -- Investment Class                 19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class                 13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio -- II                   17.00     10.58       N/A       N/A        12.30
Van Eck Worldwide Hard Assets                                 22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class II            35.27     29.35       N/A       N/A        35.55
Victory VIF Diversified Stock -- Class A Shares               12.10      9.14      5.08       N/A        11.87
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         10.63     13.75       N/A       N/A        18.02
Calvert Social Balanced Portfolio                              0.51      3.78      3.03      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B     10.29     11.69     12.42       N/A         9.69
Dreyfus IP Technology Growth -- Service Shares                (3.87)    (1.03)    (2.65)      N/A         4.03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               2.96     10.53      9.09      9.43        13.89
Fidelity(R) VIP Equity-Income -- Service Class 2              10.82      8.17      6.21      7.46        11.42
Fidelity(R) VIP Mid Cap -- Service Class 2                     3.86     14.49     12.88       N/A        17.41
Janus Aspen Series Balanced -- Service Shares                  2.02      4.97      4.00       N/A         5.91
Janus Aspen Series Worldwide Growth -- Service Shares          8.97      5.35      1.27       N/A         8.99
MainStay VP Balanced -- Service Class                          2.03       N/A       N/A       N/A         3.94
MainStay VP Bond -- Service Class                             (3.63)    (0.29)     2.27      4.31        (0.23)
MainStay VP Capital Appreciation -- Service Class             (3.73)     1.68     (1.85)     2.56         4.81
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                    (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Service Class                      7.35      7.44      3.20      6.56        10.46
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Service Class                       1.79      3.66      4.34      6.62         6.11
MainStay VP Developing Growth -- Service Class                 3.82      5.99      2.93       N/A         9.88
MainStay VP Floating Rate -- Service Class                    (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Service Class                       (4.09)    (0.63)     1.61      3.93        (0.97)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Service Class         3.27      5.05      9.74      7.10         8.42
MainStay VP ICAP Select Equity -- Service Class(6)             9.96      7.72      4.00       N/A        10.48
MainStay VP Income & Growth -- Service Class                   7.72      7.14      4.67       N/A         9.39
MainStay VP International Equity -- Service Class             21.05     14.46     12.72      7.44        17.38
MainStay VP Large Cap Growth -- Service Class                 (1.15)    (0.84)    (2.44)      N/A         2.53
MainStay VP Mid Cap Core -- Service Class                      5.96     13.55     11.05       N/A        16.80
MainStay VP Mid Cap Growth -- Service Class                    0.69     12.07      7.36       N/A        16.31
MainStay VP Mid Cap Value -- Service Class                     5.12      8.11      6.55       N/A        11.56
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500 Index(5) -- Service Class                  6.41      6.02      3.22      6.37         8.85
MainStay VP Small Cap Growth -- Service Class                 (2.00)     2.58      2.11       N/A         8.38
MainStay VP Total Return -- Service Class                      0.93      3.41      1.72      4.62         5.18
MainStay VP Value -- Service Class                             9.57      7.81      4.44      5.70        11.18
MFS(R) Investors Trust Series -- Service Class                 4.13      6.39      2.77       N/A         8.13
MFS(R) Research Series -- Service Class                        1.82      7.17      2.69       N/A         9.24
MFS(R) Utilities Series -- Service Class                      21.01     22.00     13.06       N/A        24.19
Neuberger Berman AMT Mid-Cap Growth -- Class S                 5.77     10.78       N/A       N/A        12.10
Royce Micro-Cap Portfolio -- Investment Class                 11.87     11.61     12.23     15.76        20.65
Royce Small-Cap Portfolio -- Investment Class                  6.79     12.75     11.39     14.06        11.13
T. Rowe Price Equity Income Portfolio -- II                    9.63      8.21       N/A       N/A        10.57
Van Eck Worldwide Hard Assets                                 15.03     29.26     24.50      8.93        12.97
Van Kampen UIF Emerging Markets Equity -- Class II            26.77     27.63       N/A       N/A        34.45
Victory VIF Diversified Stock -- Class A Shares                5.04      6.80      4.12       N/A         9.15
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(4)
Alger American Small Capitalization -- Class O Shares        9/21/88      10/1/96
Calvert Social Balanced Portfolio                             9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares  9/13/93      10/1/96
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Initial Class                            1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class            1/29/93       5/1/95
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                   1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                    1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)            5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP International Equity -- Initial Class             5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                 5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                    1/29/93       5/1/95
MainStay VP Value -- Initial Class                            5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class               10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                      7/26/95       5/1/98
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                 9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         18.35     16.18      9.87      3.53         3.00
Calvert Social Balanced Portfolio                              7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B     17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Initial Shares                 2.86      1.41     (1.49)      N/A        (1.65)
Fidelity(R) VIP Contrafund(R) -- Initial Class                10.17     13.10     10.37      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class                18.53     10.82      7.45      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                    10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Institutional Shares            9.18      7.54      5.23      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional Shares   16.57      7.93      2.46      5.96         6.18
MainStay VP Balanced -- Service Class                          8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Initial Class                              3.10      2.16      3.48      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class              3.00      4.19     (0.69)     2.83         5.38
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                     3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Initial Class                     14.85     10.08      4.42      6.83         9.00
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Initial Class                       8.88      6.20      5.56      6.88         7.06
MainStay VP Developing Growth -- Initial Class                11.06      8.60      4.15       N/A         0.70
MainStay VP Floating Rate -- Service Class                     4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Initial Class                        2.62      1.82      2.81      4.16         4.15
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Initial Class        10.49      7.63     11.03      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)            17.64     10.34      5.21       N/A         3.68
MainStay VP Income & Growth -- Initial Class                  15.23      9.74      5.89       N/A         3.35
MainStay VP International Equity -- Initial Class             29.51     16.86     14.03      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class                  5.74      1.58     (1.29)      N/A         3.11
MainStay VP Mid Cap Core -- Initial Class                     13.37     16.00     12.36       N/A         9.82
MainStay VP Mid Cap Growth -- Initial Class                    7.72     14.57      8.62       N/A         5.96
MainStay VP Mid Cap Value -- Initial Class                    12.47     10.76      7.80       N/A         6.73
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500 Index(5) -- Initial Class                 13.85      8.62      4.44      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class                  4.85      5.09      3.31       N/A         2.01
MainStay VP Total Return -- Initial Class                      7.98      5.95      2.92      4.90         6.26
MainStay VP Value -- Initial Class                            17.23     10.46      5.67      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class                11.43      8.99      3.98      4.89         1.15
MFS(R) Research Series -- Initial Class                        8.95      9.78      3.90      4.30         1.84
MFS(R) Utilities Series -- Service Class                      29.15     23.87     14.08       N/A        25.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                12.88     13.05       N/A       N/A        13.89
Royce Micro-Cap Portfolio -- Investment Class                 19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class                 13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio                         17.32     10.86      7.63      8.52         6.14
Van Eck Worldwide Hard Assets                                 22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class I             35.23     29.41     23.50      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares               12.10      9.14      5.08       N/A        11.87
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         10.90     14.04      8.87      3.53         3.00
Calvert Social Balanced Portfolio                              0.51      3.78      3.03      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B     10.29     11.69     12.42       N/A         9.69
Dreyfus IP Technology Growth -- Initial Shares                (3.62)    (0.77)    (2.40)      N/A        (2.31)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 3.23     10.84      9.36      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class                11.06      8.46      6.47      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                     3.86     14.49     12.88       N/A        17.41
Janus Aspen Series Balanced -- Institutional Shares            2.31      5.24      4.27      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional Shares    9.22      5.62      1.52      5.96         6.18
MainStay VP Balanced -- Service Class                          2.03       N/A       N/A       N/A         3.94
MainStay VP Bond -- Initial Class                             (3.39)    (0.03)     2.53      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class             (3.49)     1.95     (1.60)     2.83         5.38
MainStay VP Cash Management -- Current 7-day yield is
  3.37%(4)                                                    (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Initial Class                      7.62      7.72      3.47      6.83         9.00
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Initial Class                       2.02      3.92      4.60      6.88         7.06
MainStay VP Developing Growth -- Initial Class                 4.07      6.27      3.19       N/A         0.60
MainStay VP Floating Rate -- Service Class                    (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Initial Class                       (3.85)    (0.37)     1.87      4.16         4.15
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Initial Class         3.53      5.32     10.01      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)            10.23      7.97      4.25       N/A         3.57
MainStay VP Income & Growth -- Initial Class                   7.97      7.39      4.92       N/A         3.24
MainStay VP International Equity -- Initial Class             21.35     14.75     13.01      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class                 (0.92)    (0.60)    (2.20)      N/A         3.00
MainStay VP Mid Cap Core -- Initial Class                      6.22     13.85     11.33       N/A         9.09
MainStay VP Mid Cap Growth -- Initial Class                    0.94     12.37      7.62       N/A         5.25
MainStay VP Mid Cap Value -- Initial Class                     5.39      8.40      6.81       N/A         6.02
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500 Index(5) -- Initial Class                  6.68      6.29      3.48      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class                 (1.76)     2.84      2.36       N/A         1.33
MainStay VP Total Return -- Initial Class                      1.17      3.68      1.98      4.90         6.26
MainStay VP Value -- Initial Class                             9.84      8.09      4.70      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class                 4.41      6.65      3.03      4.89         1.04
MFS(R) Research Series -- Initial Class                        2.08      7.42      2.95      4.30         1.74
MFS(R) Utilities Series -- Service Class                      21.01     22.00     13.06       N/A        24.19
Neuberger Berman AMT Mid-Cap Growth -- Class S                 5.77     10.78       N/A       N/A        12.10
Royce Micro-Cap Portfolio -- Investment Class                 11.87     11.61     12.23     15.76        20.65
Royce Small-Cap Portfolio -- Investment Class                  6.79     12.75     11.39     14.06        11.13
T. Rowe Price Equity Income Portfolio                          9.93      8.50      6.65      8.52         6.03
Van Eck Worldwide Hard Assets                                 15.03     29.26     24.50      8.93        12.97
Van Kampen UIF Emerging Markets Equity -- Class I             26.73     27.69     22.76      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares                5.04      6.80      4.12       N/A         9.15
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy has been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338402 CV

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                      INVESTMENT                                     SINCE
FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER        PORTFOLIO   DIVISION                                      INVESTMENT
                                                          INCEPTION   INCEPTION      1       3       5       10     DIVISION
INVESTMENT DIVISIONS                                        DATE       DATE(1)     YEAR(1) YEAR(1) YEAR(1)  YEAR(1) INCEPTION(2)
Alger American Small Capitalization -- Class S Shares       5/1/02     11/15/04    17.89   15.72      N/A     N/A     17.71
Calvert Social Balanced Portfolio                           9/2/86     11/15/04     7.10    5.90     3.83    4.67      0.53
Columbia Small Cap Value Fund, Variable Series -- Class
  B                                                         6/1/00     11/15/04    17.53   13.75    13.29     N/A     11.39
Dreyfus IP Technology Growth -- Service Shares            12/29/00     11/15/04     2.44    0.99    (1.89)    N/A      6.35
Fidelity(R) VIP Contrafund(R) -- Service Class 2           1/12/00     11/15/04     9.72   12.63     9.93    9.27     13.01
Fidelity(R) VIP Equity-Income -- Service Class 2           1/12/00     11/15/04    18.09   10.37     7.03    7.30     11.48
Fidelity(R) VIP Mid Cap -- Service Class 2                 1/12/00     11/15/04    10.68   16.44    13.74     N/A     16.58
Janus Aspen Series Balanced -- Service Shares             12/31/99     11/15/04     8.72    7.11     4.81     N/A      8.14
Janus Aspen Series Worldwide Growth -- Service Shares     12/31/99     11/15/04    16.13    7.50     2.05     N/A     10.74
MainStay VP Balanced -- Service Class                       5/1/05       5/1/05     8.73     N/A      N/A     N/A      7.94
MainStay VP Bond -- Service Class                           6/2/03     11/15/04     2.69    1.75     3.06    4.15      1.54
MainStay VP Capital Appreciation -- Service Class           6/2/03     11/15/04     2.59    3.76    (1.09)   2.40      5.80
MainStay VP Cash Management -- Current 7-day yield is
  3.22%(3)                                                 1/29/03     11/15/04     3.00    1.22     0.51    1.96      1.12
MainStay VP Common Stock -- Service Class                   6/2/03     11/15/04    14.40    9.63     4.00    6.40     10.84
MainStay VP Conservative Allocation -- Service Class       2/13/06      2/13/06      N/A     N/A      N/A     N/A      6.18
MainStay VP Convertible -- Service Class                    6/2/03     11/15/04     8.47    5.78     5.15    6.46      7.01
MainStay VP Developing Growth -- Service Class              6/2/03     11/15/04    10.64    8.16     3.73     N/A     10.32
MainStay VP Floating Rate -- Service Class                  5/1/05       5/1/05     4.09     N/A      N/A     N/A      3.31
MainStay VP Government -- Service Class                     6/2/03     11/15/04     2.21    1.40     2.40    3.74      1.36
MainStay VP Growth Allocation -- Service Class             2/13/06      2/13/06      N/A     N/A      N/A     N/A      7.34
MainStay VP High Yield Corporate Bond -- Service Class      6/2/03     11/15/04    10.05    7.19    10.59    6.94      6.09
MainStay VP ICAP Select Equity -- Service Class(5)          6/2/03     11/15/04    17.18    9.91     4.80     N/A     12.70
MainStay VP Income & Growth -- Service Class                6/2/03     11/15/04    14.79    9.32     5.48     N/A      9.26
MainStay VP International Equity -- Service Class           6/2/03     11/15/04    29.00   16.40    13.59    7.28     17.46
MainStay VP Large Cap Growth -- Service Class               6/2/03     11/15/04     5.33    1.18    (1.68)    N/A     10.79
MainStay VP Mid Cap Core -- Service Class                   6/2/03     11/15/04    12.92   15.53    11.91     N/A     14.19
MainStay VP Mid Cap Growth -- Service Class                 6/2/03     11/15/04     7.30   14.11     8.19     N/A     12.22
MainStay VP Mid Cap Value -- Service Class                  6/2/03     11/15/04    12.03   10.32     7.37     N/A      8.94
MainStay VP Moderate Allocation -- Service Class           2/13/06      2/13/06      N/A     N/A      N/A     N/A      6.80
MainStay VP Moderate Growth Allocation -- Service Class    2/13/06      2/13/06      N/A     N/A      N/A     N/A      8.19
MainStay VP S&P 500 Index(4) -- Service Class               6/2/03     11/15/04    13.40    8.18     4.02    6.21      8.89
MainStay VP Small Cap Growth -- Service Class               6/2/03     11/15/04     4.43    4.67     2.90     N/A      4.68
MainStay VP Total Return -- Service Class                   6/2/03     11/15/04     7.55    5.52     2.51    4.46      6.52
MainStay VP Value -- Service Class                          6/2/03     11/15/04    16.76   10.01     5.25    5.54     10.94
MFS(R) Investors Trust Series -- Service Class              5/1/00     11/15/04    10.96    8.56     3.57     N/A     11.49
MFS(R) Research Series -- Service Class                     5/1/00     11/15/04     8.51    9.36     3.49     N/A      9.45
MFS(R) Utilities Series -- Service Class                    5/1/00     11/15/04    28.95   23.69    13.91     N/A     27.09
Neuberger Berman AMT Mid-Cap Growth -- Class S             2/18/03     11/15/04    12.71   12.88      N/A     N/A     14.66
Royce Micro-Cap Portfolio -- Investment Class             12/27/96       5/1/05    19.21   13.67    13.10   15.59     26.16
Royce Small-Cap Portfolio -- Investment Class             12/27/96       5/1/05    13.80   14.77    12.25   13.89     12.45
T. Rowe Price Equity Income Portfolio -- II                4/30/02     11/15/04    16.83   10.42      N/A     N/A     10.45
Van Eck Worldwide Hard Assets                               9/1/89     11/15/04    22.58   30.74    25.02    8.77     18.07
Van Kampen UIF Emerging Markets Equity -- Class II         1/10/03     11/15/04    35.04   29.22      N/A     N/A     35.66
Victory VIF Diversified Stock -- Class A Shares             7/1/99     11/15/04    11.71    8.76     4.72     N/A      9.87
------------------------------------------------------------------------------------------------------------------------------
                                                                        Negative numbers appear in parentheses.

FOR POLICIES PURCHASED NOVEMBER 15, 2004 AND AFTER
INVESTMENT DIVISIONS
Alger American Small Capitalization -- Class S Shares
Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series -- Class
  B
Dreyfus IP Technology Growth -- Service Shares
Fidelity(R) VIP Contrafund(R) -- Service Class 2
Fidelity(R) VIP Equity-Income -- Service Class 2
Fidelity(R) VIP Mid Cap -- Service Class 2
Janus Aspen Series Balanced -- Service Shares
Janus Aspen Series Worldwide Growth -- Service Shares
MainStay VP Balanced -- Service Class
MainStay VP Bond -- Service Class
MainStay VP Capital Appreciation -- Service Class
MainStay VP Cash Management -- Current 7-day yield is
  3.22%(3)
MainStay VP Common Stock -- Service Class
MainStay VP Conservative Allocation -- Service Class
MainStay VP Convertible -- Service Class
MainStay VP Developing Growth -- Service Class
MainStay VP Floating Rate -- Service Class
MainStay VP Government -- Service Class
MainStay VP Growth Allocation -- Service Class
MainStay VP High Yield Corporate Bond -- Service Class
MainStay VP ICAP Select Equity -- Service Class(5)
MainStay VP Income & Growth -- Service Class
MainStay VP International Equity -- Service Class
MainStay VP Large Cap Growth -- Service Class
MainStay VP Mid Cap Core -- Service Class
MainStay VP Mid Cap Growth -- Service Class
MainStay VP Mid Cap Value -- Service Class
MainStay VP Moderate Allocation -- Service Class
MainStay VP Moderate Growth Allocation -- Service Class
MainStay VP S&P 500 Index(4) -- Service Class
MainStay VP Small Cap Growth -- Service Class
MainStay VP Total Return -- Service Class
MainStay VP Value -- Service Class
MFS(R) Investors Trust Series -- Service Class
MFS(R) Research Series -- Service Class
MFS(R) Utilities Series -- Service Class
Neuberger Berman AMT Mid-Cap Growth -- Class S
Royce Micro-Cap Portfolio -- Investment Class
Royce Small-Cap Portfolio -- Investment Class
T. Rowe Price Equity Income Portfolio -- II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity -- Class II
Victory VIF Diversified Stock -- Class A Shares
-----------------------------------------------------------------------------------------------------------------------------
                                                          Negative
                                                          numbers
                                                          appear
                                                          in
                                                          parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

NO SURRENDER CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA
PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004           INCEPTION   INCEPTION       1         3         5        10
INVESTMENT DIVISIONS                                          DATE       DATE(1)     YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)
Alger American Small Capitalization -- Class O Shares        9/21/88      3/13/00     18.18     16.00      9.71      3.38
Calvert Social Balanced Portfolio                             9/2/86      3/13/00      7.10      5.90      3.83      4.67
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04     17.53     13.75     13.29       N/A
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      3/13/00      2.71      1.26     (1.64)      N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      3/13/00     10.00     12.93     10.21      9.48
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      3/13/00     18.35     10.65      7.29      7.51
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03     10.68     16.44     13.74       N/A
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      3/13/00      9.02      7.38      5.08      8.67
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      3/13/00     16.39      7.77      2.31      5.81
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05      8.73       N/A       N/A       N/A
MainStay VP Bond -- Initial Class                            1/23/84      3/13/00      2.95      2.01      3.33      4.43
MainStay VP Capital Appreciation -- Initial Class            1/29/93      3/13/00      2.85      4.03     (0.84)     2.68
MainStay VP Cash Management -- Current 7-day yield is
  3.22%(3)                                                   1/29/93      3/13/00      3.00      1.22      0.51      1.96
MainStay VP Common Stock -- Initial Class                    1/23/84      3/13/00     14.68      9.92      4.27      6.67
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Convertible -- Initial Class                     10/1/96      3/13/00      8.75      6.04      5.41      6.73
MainStay VP Developing Growth -- Initial Class                5/1/98      3/13/00     10.91      8.44      3.99       N/A
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05      4.09       N/A       N/A       N/A
MainStay VP Government -- Initial Class                      1/29/93      3/13/00      2.46      1.67      2.66      4.01
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      3/13/00     10.32      7.47     10.86      7.21
MainStay VP ICAP Select Equity -- Initial Class(6)            5/1/98      3/13/00     17.48     10.17      5.06       N/A
MainStay VP Income & Growth -- Initial Class                  5/1/98      3/13/00     15.07      9.58      5.73       N/A
MainStay VP International Equity -- Initial Class             5/1/95      3/13/00     29.31     16.68     13.86      7.55
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      3/13/00      5.59      1.43     (1.44)      N/A
MainStay VP Mid Cap Core -- Initial Class                     7/2/01       7/6/01     13.20     15.82     12.19       N/A
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01       7/6/01      7.56     14.40      8.46       N/A
MainStay VP Mid Cap Value -- Initial Class                    7/2/01       7/6/01     12.31     10.59      7.64       N/A
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06       N/A       N/A       N/A       N/A
MainStay VP S&P 500 Index(4) -- Initial Class                1/29/93      3/13/00     13.68      8.46      4.28      6.49
MainStay VP Small Cap Growth -- Initial Class                 7/2/01       7/6/01      4.69      4.94      3.15       N/A
MainStay VP Total Return -- Initial Class                    1/29/93      3/13/00      7.82      5.79      2.77      4.74
MainStay VP Value -- Initial Class                            5/1/95      3/13/00     17.05     10.29      5.52      5.81
MFS(R) Investors Trust Series -- Initial Class               10/9/95      3/13/00     11.26      8.83      3.82      4.73
MFS(R) Research Series -- Initial Class                      7/26/95      3/13/00      8.78      9.62      3.74      4.14
MFS(R) Utilities Series -- Service Class                      5/1/00       5/1/04     28.95     23.69     13.91       N/A
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       5/1/04     12.71     12.88       N/A       N/A
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05     19.21     13.67     13.10     15.59
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05     13.80     14.77     12.25     13.89
T. Rowe Price Equity Income Portfolio                        3/31/94      3/13/00     17.14     10.69      7.47      8.36
Van Eck Worldwide Hard Assets                                 9/1/89      3/13/00     22.58     30.74     25.02      8.77
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      3/13/00     35.04     29.22     23.32      8.37
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04     11.71      8.76      4.72       N/A
--------------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses.

                                                               SINCE
                                                             INVESTMENT
FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004             DIVISION
INVESTMENT DIVISIONS                                        INCEPTION(2)
Alger American Small Capitalization -- Class O Shares           (0.87)
Calvert Social Balanced Portfolio                                0.53
Columbia Small Cap Value Fund, Variable Series -- Class B       11.39
Dreyfus IP Technology Growth -- Initial Shares                   1.96
Fidelity(R) VIP Contrafund(R) -- Initial Class                   5.16
Fidelity(R) VIP Equity-Income -- Initial Class                   5.45
Fidelity(R) VIP Mid Cap -- Service Class 2                      16.58
Janus Aspen Series Balanced -- Institutional Shares              3.19
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                        (3.61)
MainStay VP Balanced -- Service Class                            7.94
MainStay VP Bond -- Initial Class                                4.66
MainStay VP Capital Appreciation -- Initial Class               (5.51)
MainStay VP Cash Management -- Current 7-day yield is
  3.22%(3)                                                       1.12
MainStay VP Common Stock -- Initial Class                       (0.89)
MainStay VP Conservative Allocation -- Service Class             6.18
MainStay VP Convertible -- Initial Class                         1.91
MainStay VP Developing Growth -- Initial Class                   0.21
MainStay VP Floating Rate -- Service Class                       3.31
MainStay VP Government -- Initial Class                          3.76
MainStay VP Growth Allocation -- Service Class                   7.34
MainStay VP High Yield Corporate Bond -- Initial Class           7.49
MainStay VP ICAP Select Equity -- Initial Class(6)               3.66
MainStay VP Income & Growth -- Initial Class                     1.41
MainStay VP International Equity -- Initial Class                6.69
MainStay VP Large Cap Growth -- Initial Class                   (4.72)
MainStay VP Mid Cap Core -- Initial Class                       12.89
MainStay VP Mid Cap Growth -- Initial Class                     11.20
MainStay VP Mid Cap Value -- Initial Class                       6.55
MainStay VP Moderate Allocation -- Service Class                 6.80
MainStay VP Moderate Growth Allocation -- Service Class          8.19
MainStay VP S&P 500 Index(4) -- Initial Class                    0.06
MainStay VP Small Cap Growth -- Initial Class                    2.44
MainStay VP Total Return -- Initial Class                       (1.15)
MainStay VP Value -- Initial Class                               5.57
MFS(R) Investors Trust Series -- Initial Class                  (0.41)
MFS(R) Research Series -- Initial Class                         (2.89)
MFS(R) Utilities Series -- Service Class                        27.09
Neuberger Berman AMT Mid-Cap Growth -- Class S                  14.66
Royce Micro-Cap Portfolio -- Investment Class                   26.16
Royce Small-Cap Portfolio -- Investment Class                   12.45
T. Rowe Price Equity Income Portfolio                            7.31
Van Eck Worldwide Hard Assets                                   18.07
Van Kampen UIF Emerging Markets Equity -- Class I                7.85
Victory VIF Diversified Stock -- Class A Shares                  9.87
--------------------------------------------------------------------------------------------------------------------------
                                                             Negative numbers
                                                                 appear in
                                                               parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.55%. A POLICY SERVICE CHARGE, EQUAL TO $40 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.


NO SURRENDER CHARGES ARE ASSESSED UNDER THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) The LifeStages(R) Access Variable Annuity was re-introduced for new sales on November 15, 2004. Policies issued before this date do not allow additional premium payments to be made. These policyholders can continue to reallocate their current premiums within the LifeStages(R) Access Variable Annuity and existing policies will continue to be serviced. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER NOVEMBER 15, 2004, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO NOVEMBER 15, 2004, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(5) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 338402 CV

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                         INVESTMENT
                                                             PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                           DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares          5/1/02       6/2/03
Calvert Social Balanced Portfolio                              9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B      6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares               12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2              1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                    1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares        12/31/99       6/2/03
MainStay VP Balanced -- Service Class                          5/1/05       5/1/05
MainStay VP Bond -- Service Class                              6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class              6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                     6/2/03       6/2/03
MainStay VP Common Stock -- Service Class                      6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class          2/13/06      2/13/06
MainStay VP Convertible -- Service Class                       6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                     5/1/05       5/1/05
MainStay VP Government -- Service Class                        6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class         6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)             6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                   6/2/03       6/2/03
MainStay VP International Equity -- Service Class              6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                      6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                    6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                     6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class              2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class       2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                  6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Total Return -- Service Class                      6/2/03       6/2/03
MainStay VP Value -- Service Class                             6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                 5/1/00       6/2/03
MFS(R) Research Series -- Service Class                        5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                       5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                   4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                  9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II            1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                7/1/99       5/1/04
-----------------------------------------------------------------------------------
                                                                Negative numbers
                                                             appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         17.83     15.66       N/A       N/A        19.30
Calvert Social Balanced Portfolio                              7.05      5.85      3.78      4.62         0.05
Columbia Small Cap Value Fund, Variable Series -- Class B     17.47     13.69     13.23       N/A        12.72
Dreyfus IP Technology Growth -- Service Shares                 2.39      0.94     (1.94)      N/A         5.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2               9.67     12.58      9.88      9.22        15.10
Fidelity(R) VIP Equity-Income -- Service Class 2              18.03     10.32      6.98      7.25        12.63
Fidelity(R) VIP Mid Cap -- Service Class 2                    10.62     16.38     13.68       N/A        18.96
Janus Aspen Series Balanced -- Service Shares                  8.67      7.06      4.75       N/A         7.56
Janus Aspen Series Worldwide Growth -- Service Shares         16.07      7.45      2.00       N/A        10.30
MainStay VP Balanced -- Service Class                          8.67       N/A       N/A       N/A         7.89
MainStay VP Bond -- Service Class                              2.64      1.70      3.01      4.10         1.16
MainStay VP Capital Appreciation -- Service Class              2.54      3.71     (1.14)     2.35         6.61
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                     2.95      1.17      0.46      1.91         0.98
MainStay VP Common Stock -- Service Class                     14.34      9.57      3.95      6.35        11.83
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A         6.45
MainStay VP Convertible -- Service Class                       8.42      5.72      5.10      6.41         7.72
MainStay VP Developing Growth -- Service Class                10.58      8.10      3.67       N/A        11.03
MainStay VP Floating Rate -- Service Class                     4.04       N/A       N/A       N/A         2.93
MainStay VP Government -- Service Class                        2.16      1.35      2.35      3.69         0.25
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A         8.50
MainStay VP High Yield Corporate Bond -- Service Class         9.99      7.14     10.53      6.89         9.77
MainStay VP ICAP Select Equity -- Service Class(6)            17.12      9.86      4.75       N/A        12.09
MainStay VP Income & Growth -- Service Class                  14.73      9.27      5.43       N/A        11.86
MainStay VP International Equity -- Service Class             28.93     16.35     13.53      7.23        18.31
MainStay VP Large Cap Growth -- Service Class                  5.28      1.13     (1.73)      N/A         3.89
MainStay VP Mid Cap Core -- Service Class                     12.86     15.48     11.85       N/A        17.95
MainStay VP Mid Cap Growth -- Service Class                    7.24     14.06      8.13       N/A        17.01
MainStay VP Mid Cap Value -- Service Class                    11.97     10.26      7.32       N/A        13.50
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         6.93
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         8.45
MainStay VP S&P 500 Index(5) -- Service Class                 13.34      8.12      3.97      6.16        10.21
MainStay VP Small Cap Growth -- Service Class                  4.38      4.62      2.85       N/A        10.14
MainStay VP Total Return -- Service Class                      7.50      5.46      2.45      4.41         6.62
MainStay VP Value -- Service Class                            16.70      9.96      5.20      5.49        12.56
MFS(R) Investors Trust Series -- Service Class                10.91      8.51      3.52       N/A         9.81
MFS(R) Research Series -- Service Class                        8.45      9.30      3.44       N/A        10.51
MFS(R) Utilities Series -- Service Class                      28.89     23.63     13.85       N/A        25.51
Neuberger Berman AMT Mid-Cap Growth -- Class S                12.66     12.82       N/A       N/A        13.87
Royce Micro-Cap Portfolio -- Investment Class                 19.15     13.61     13.04     15.53        24.93
Royce Small-Cap Portfolio -- Investment Class                 13.74     14.71     12.20     13.83        13.65
T. Rowe Price Equity Income Portfolio -- II                   16.77     10.36       N/A       N/A        12.01
Van Eck Worldwide Hard Assets                                 22.52     30.68     24.95      8.72        18.66
Van Kampen UIF Emerging Markets Equity -- Class II            35.00     29.09       N/A       N/A        34.32
Victory VIF Diversified Stock -- Class A Shares               11.88      8.92      4.87       N/A        11.28
-----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          9.83     13.63       N/A       N/A        18.04
Calvert Social Balanced Portfolio                             (0.66)     3.41      2.72      4.62        (0.52)
Columbia Small Cap Value Fund, Variable Series -- Class B      9.47     11.59     12.49       N/A         9.36
Dreyfus IP Technology Growth -- Service Shares                (4.98)    (1.54)    (3.02)      N/A         3.49
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1.77     10.43      9.04      9.22        13.71
Fidelity(R) VIP Equity-Income -- Service Class 2              10.03      8.08      6.04      7.25        11.15
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.66     14.37     12.96       N/A        17.51
Janus Aspen Series Balanced -- Service Shares                  0.84      4.68      3.74       N/A         5.90
Janus Aspen Series Worldwide Growth -- Service Shares          8.07      5.09      0.87       N/A         8.75
MainStay VP Balanced -- Service Class                          0.85       N/A       N/A       N/A         3.26
MainStay VP Bond -- Service Class                             (4.75)    (0.81)     1.92      4.10        (0.67)
MainStay VP Capital Appreciation -- Service Class             (4.84)     1.17     (2.23)     2.35         4.90
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                    (4.46)    (1.32)    (0.65)     1.91         0.41
MainStay VP Common Stock -- Service Class                      6.34      7.31      2.90      6.35        10.33
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (1.21)
MainStay VP Convertible -- Service Class                       0.61      3.28      4.09      6.41         6.06
MainStay VP Developing Growth -- Service Class                 2.62      5.77      2.61       N/A         9.49
MainStay VP Floating Rate -- Service Class                    (3.46)      N/A       N/A       N/A        (1.60)
MainStay VP Government -- Service Class                       (5.20)    (1.14)     1.23      3.69        (1.57)
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A         0.68
MainStay VP High Yield Corporate Bond -- Service Class         2.07      4.76      9.72      6.89         8.20
MainStay VP ICAP Select Equity -- Service Class(6)             9.12      7.60      3.73       N/A        10.58
MainStay VP Income & Growth -- Service Class                   6.73      6.99      4.44       N/A        10.33
MainStay VP International Equity -- Service Class             20.93     14.34     12.80      7.23        17.01
MainStay VP Large Cap Growth -- Service Class                 (2.30)    (1.36)    (2.82)      N/A         2.07
MainStay VP Mid Cap Core -- Service Class                      4.86     13.44     11.08       N/A        16.65
MainStay VP Mid Cap Growth -- Service Class                   (0.48)    11.97      7.24       N/A        15.69
MainStay VP Mid Cap Value -- Service Class                     3.97      8.02      6.40       N/A        12.06
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (0.77)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         0.73
MainStay VP S&P 500 Index(5) -- Service Class                  5.34      5.79      2.92      6.16         8.66
MainStay VP Small Cap Growth -- Service Class                 (3.13)     2.13      1.75       N/A         8.58
MainStay VP Total Return -- Service Class                     (0.24)     3.01      1.34      4.41         4.92
MainStay VP Value -- Service Class                             8.70      7.71      4.20      5.49        11.09
MFS(R) Investors Trust Series -- Service Class                 2.92      6.19      2.45       N/A         8.24
MFS(R) Research Series -- Service Class                        0.65      7.02      2.37       N/A         8.96
MFS(R) Utilities Series -- Service Class                      20.89     21.86     13.13       N/A        24.30
Neuberger Berman AMT Mid-Cap Growth -- Class S                 4.66     10.68       N/A       N/A        12.40
Royce Micro-Cap Portfolio -- Investment Class                 11.15     11.50     12.30     15.53        20.58
Royce Small-Cap Portfolio -- Investment Class                  5.74     12.65     11.43     13.83         9.03
T. Rowe Price Equity Income Portfolio -- II                    8.77      8.13       N/A       N/A        10.53
Van Eck Worldwide Hard Assets                                 14.52     29.09     24.46      8.72        18.39
Van Kampen UIF Emerging Markets Equity -- Class II            27.00     27.47       N/A       N/A        33.68
Victory VIF Diversified Stock -- Class A Shares                3.88      6.63      3.86       N/A         8.69
-----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced Portfolio                               9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                     1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          18.12     15.94      9.65      3.33        (2.08)
Calvert Social Balanced Portfolio                               7.05      5.85      3.78      4.62         0.05
Columbia Small Cap Value Fund, Variable Series -- Class B      17.47     13.69     13.23       N/A        12.72
Dreyfus IP Technology Growth -- Initial Shares                  2.66      1.21     (1.69)      N/A        (1.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  9.95     12.87     10.15      9.43         4.65
Fidelity(R) VIP Equity-Income -- Initial Class                 18.29     10.59      7.24      7.46         5.32
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.62     16.38     13.68       N/A        18.96
Janus Aspen Series Balanced -- Institutional Shares             8.97      7.33      5.02      8.62         2.30
Janus Aspen Series Worldwide Growth -- Institutional Shares    16.33      7.72      2.26      5.75        (5.01)
MainStay VP Balanced -- Service Class                           8.67       N/A       N/A       N/A         7.89
MainStay VP Bond -- Initial Class                               2.90      1.96      3.27      4.37         4.42
MainStay VP Capital Appreciation -- Initial Class               2.79      3.98     (0.89)     2.62        (7.03)
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                      2.95      1.17      0.46      1.91         0.98
MainStay VP Common Stock -- Initial Class                      14.62      9.86      4.21      6.62        (0.84)
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         6.45
MainStay VP Convertible -- Initial Class                        8.69      5.99      5.35      6.67         1.27
MainStay VP Developing Growth -- Initial Class                 10.85      8.38      3.94       N/A         0.26
MainStay VP Floating Rate -- Service Class                      4.04       N/A       N/A       N/A         2.93
MainStay VP Government -- Initial Class                         2.41      1.61      2.61      3.96         3.65
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         8.50
MainStay VP High Yield Corporate Bond -- Initial Class         10.27      7.41     10.81      7.15         7.42
MainStay VP ICAP Select Equity -- Initial Class(6)             17.42     10.12      5.00       N/A         3.47
MainStay VP Income & Growth -- Initial Class                   15.02      9.52      5.68       N/A         1.12
MainStay VP International Equity -- Initial Class              29.25     16.63     13.81      7.49         6.72
MainStay VP Large Cap Growth -- Initial Class                   5.54      1.38     (1.49)      N/A        (7.19)
MainStay VP Mid Cap Core -- Initial Class                      13.14     15.77     12.13       N/A        10.80
MainStay VP Mid Cap Growth -- Initial Class                     7.51     14.34      8.40       N/A         6.26
MainStay VP Mid Cap Value -- Initial Class                     12.25     10.54      7.58       N/A         6.81
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         6.93
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         8.54
MainStay VP S&P 500 Index(5) -- Initial Class                  13.63      8.40      4.23      6.44        (0.40)
MainStay VP Small Cap Growth -- Initial Class                   4.64      4.88      3.10       N/A         1.82
MainStay VP Total Return -- Initial Class                       7.76      5.74      2.72      4.69        (1.88)
MainStay VP Value -- Initial Class                             16.99     10.24      5.46      5.76         5.03
MFS(R) Investors Trust Series -- Initial Class                 11.21      8.78      3.77      4.68        (0.71)
MFS(R) Research Series -- Initial Class                         8.73      9.56      3.69      4.09        (3.66)
MFS(R) Utilities Series -- Service Class                       28.89     23.63     13.85       N/A        25.51
Neuberger Berman AMT Mid-Cap Growth -- Class S                 12.66     12.82       N/A       N/A        13.87
Royce Micro-Cap Portfolio -- Investment Class                  19.15     13.61     13.04     15.53        24.93
Royce Small-Cap Portfolio -- Investment Class                  13.74     14.71     12.20     13.83        13.65
T. Rowe Price Equity Income Portfolio                          17.09     10.64      7.42      8.30         7.14
Van Eck Worldwide Hard Assets                                  22.52     30.68     24.95      8.72        18.66
Van Kampen UIF Emerging Markets Equity -- Class I              34.97     29.15     23.26      8.32        10.62
Victory VIF Diversified Stock -- Class A Shares                11.88      8.92      4.87       N/A        11.28
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          10.12     13.93      8.81      3.33        (2.64)
Calvert Social Balanced Portfolio                              (0.66)     3.41      2.72      4.62        (0.52)
Columbia Small Cap Value Fund, Variable Series -- Class B       9.47     11.59     12.49       N/A         9.36
Dreyfus IP Technology Growth -- Initial Shares                 (4.73)    (1.28)    (2.78)      N/A        (2.32)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  2.03     10.74      9.33      9.43         4.16
Fidelity(R) VIP Equity-Income -- Initial Class                 10.29      8.37      6.31      7.46         4.84
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.66     14.37     12.96       N/A        17.51
Janus Aspen Series Balanced -- Institutional Shares             1.12      4.96      4.02      8.62         1.74
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.33      5.37      1.14      5.75        (5.55)
MainStay VP Balanced -- Service Class                           0.85       N/A       N/A       N/A         3.26
MainStay VP Bond -- Initial Class                              (4.51)    (0.55)     2.20      4.37         3.92
MainStay VP Capital Appreciation -- Initial Class              (4.61)     1.45     (1.98)     2.62        (7.56)
MainStay VP Cash Management -- Current 7-day yield is
  3.17%(4)                                                     (4.46)    (1.32)    (0.65)     1.91         0.41
MainStay VP Common Stock -- Initial Class                       6.62      7.61      3.18      6.62        (1.41)
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.21)
MainStay VP Convertible -- Initial Class                        0.87      3.56      4.36      6.67         0.68
MainStay VP Developing Growth -- Initial Class                  2.87      6.07      2.89       N/A        (0.31)
MainStay VP Floating Rate -- Service Class                     (3.46)      N/A       N/A       N/A        (1.60)
MainStay VP Government -- Initial Class                        (4.96)    (0.89)     1.50      3.96         3.11
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         0.68
MainStay VP High Yield Corporate Bond -- Initial Class          2.33      5.05     10.00      7.15         6.99
MainStay VP ICAP Select Equity -- Initial Class(6)              9.42      7.88      4.00       N/A         2.94
MainStay VP Income & Growth -- Initial Class                    7.02      7.25      4.70       N/A         0.54
MainStay VP International Equity -- Initial Class              21.25     14.63     13.08      7.49         6.28
MainStay VP Large Cap Growth -- Initial Class                  (2.06)    (1.12)    (2.58)      N/A        (7.72)
MainStay VP Mid Cap Core -- Initial Class                       5.14     13.74     11.36       N/A        10.19
MainStay VP Mid Cap Growth -- Initial Class                    (0.23)    12.27      7.52       N/A         5.55
MainStay VP Mid Cap Value -- Initial Class                      4.25      8.31      6.67       N/A         6.12
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.77)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.73
MainStay VP S&P 500 Index(5) -- Initial Class                   5.63      6.09      3.19      6.44        (0.96)
MainStay VP Small Cap Growth -- Initial Class                  (2.89)     2.40      2.02       N/A         0.97
MainStay VP Total Return -- Initial Class                       0.00      3.30      1.61      4.69        (2.45)
MainStay VP Value -- Initial Class                              8.99      8.00      4.47      5.76         4.53
MFS(R) Investors Trust Series -- Initial Class                  3.21      6.47      2.72      4.68        (1.28)
MFS(R) Research Series -- Initial Class                         0.90      7.29      2.63      4.09        (4.21)
MFS(R) Utilities Series -- Service Class                       20.89     21.86     13.13       N/A        24.30
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.66     10.68       N/A       N/A        12.40
Royce Micro-Cap Portfolio -- Investment Class                  11.15     11.50     12.30     15.53        20.58
Royce Small-Cap Portfolio -- Investment Class                   5.74     12.65     11.43     13.83         9.03
T. Rowe Price Equity Income Portfolio                           9.09      8.42      6.50      8.30         6.70
Van Eck Worldwide Hard Assets                                  14.52     29.09     24.46      8.72        18.39
Van Kampen UIF Emerging Markets Equity -- Class I              26.97     27.53     22.73      8.32        10.25
Victory VIF Diversified Stock -- Class A Shares                 3.88      6.63      3.86       N/A         8.69
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.60%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338402 CV

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          18.01     15.84       N/A       N/A        19.46
Calvert Social Balanced Portfolio                               7.21      6.00      3.94      4.78         5.76
Columbia Small Cap Value Fund, Variable Series -- Class B      17.65     13.86     13.40       N/A        12.74
Dreyfus IP Technology Growth -- Service Shares                  2.54      1.09     (1.79)      N/A         5.40
Fidelity(R) VIP Contrafund(R) -- Service Class 2                9.83     12.75     10.04      9.38        15.85
Fidelity(R) VIP Equity-Income -- Service Class 2               18.21     10.48      7.14      7.41        12.99
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.79     16.55     13.86       N/A        19.61
Janus Aspen Series Balanced -- Service Shares                   8.83      7.22      4.91       N/A         7.51
Janus Aspen Series Worldwide Growth -- Service Shares          16.24      7.61      2.15       N/A        10.44
MainStay VP Balanced -- Service Class                           8.84       N/A       N/A       N/A         8.06
MainStay VP Bond -- Service Class                               2.80      1.85      3.17      4.26         1.31
MainStay VP Capital Appreciation -- Service Class               2.69      3.86     (0.99)     2.50         6.40
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                      3.11      1.32      0.61      2.06         0.65
MainStay VP Common Stock -- Service Class                      14.51      9.74      4.11      6.51        12.13
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         5.85
MainStay VP Convertible -- Service Class                        8.58      5.88      5.25      6.57         7.57
MainStay VP Developing Growth -- Service Class                 10.75      8.26      3.83       N/A        11.47
MainStay VP Floating Rate -- Service Class                      4.19       N/A       N/A       N/A         3.07
MainStay VP Government -- Service Class                         2.31      1.50      2.50      3.84         0.56
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        10.75
MainStay VP High Yield Corporate Bond -- Service Class         10.16      7.30     10.70      7.05        10.22
MainStay VP ICAP Select Equity -- Service Class(6)             17.30     10.02      4.91       N/A        12.17
MainStay VP Income & Growth -- Service Class                   14.90      9.43      5.59       N/A        11.72
MainStay VP International Equity -- Service Class              29.12     16.52     13.70      7.39        18.52
MainStay VP Large Cap Growth -- Service Class                   5.44      1.28     (1.58)      N/A         4.04
MainStay VP Mid Cap Core -- Service Class                      13.03     15.65     12.02       N/A        18.13
MainStay VP Mid Cap Growth -- Service Class                     7.40     14.23      8.30       N/A        17.19
MainStay VP Mid Cap Value -- Service Class                     12.14     10.43      7.48       N/A        13.25
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         7.60
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         9.66
MainStay VP S&P 500 Index(5) -- Service Class                  13.51      8.29      4.12      6.32        10.49
MainStay VP Small Cap Growth -- Service Class                   4.54      4.78      3.00       N/A         9.45
MainStay VP Total Return -- Service Class                       7.66      5.62      2.61      4.57         7.11
MainStay VP Value -- Service Class                             16.88     10.12      5.36      5.65        13.31
MFS(R) Investors Trust Series -- Service Class                 11.07      8.67      3.67       N/A        10.11
MFS(R) Research Series -- Service Class                         8.62      9.47      3.59       N/A        10.19
MFS(R) Utilities Series -- Service Class                       29.08     23.81     14.02       N/A        25.31
Neuberger Berman AMT Mid-Cap Growth -- Class S                 12.83     12.99       N/A       N/A        15.01
Royce Micro-Cap Portfolio -- Investment Class                  19.33     13.78     13.21     15.70        23.28
Royce Small-Cap Portfolio -- Investment Class                  13.91     14.88     12.36     14.00        14.40
T. Rowe Price Equity Income Portfolio -- II                    16.94     10.53       N/A       N/A        12.39
Van Eck Worldwide Hard Assets                                  22.71     30.87     25.14      8.88        23.93
Van Kampen UIF Emerging Markets Equity -- Class II             35.20     29.28       N/A       N/A        35.48
Victory VIF Diversified Stock -- Class A Shares                12.05      9.09      5.03       N/A        10.64
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                    1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          11.01     14.07       N/A       N/A        18.38
Calvert Social Balanced Portfolio                               0.46      3.89      2.89      4.78         4.67
Columbia Small Cap Value Fund, Variable Series -- Class B      10.65     12.03     12.67       N/A         9.81
Dreyfus IP Technology Growth -- Service Shares                 (3.92)    (1.08)    (2.88)      N/A         3.91
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.91     10.88      9.21      9.38        14.69
Fidelity(R) VIP Equity-Income -- Service Class 2               11.21      8.54      6.21      7.41        11.75
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.81     14.81     13.13       N/A        18.40
Janus Aspen Series Balanced -- Service Shares                   1.97      5.15      3.90       N/A         6.10
Janus Aspen Series Worldwide Growth -- Service Shares           9.24      5.55      1.02       N/A         9.11
MainStay VP Balanced -- Service Class                           1.98       N/A       N/A       N/A         4.01
MainStay VP Bond -- Service Class                              (3.68)    (0.34)     2.08      4.26        (0.25)
MainStay VP Capital Appreciation -- Service Class              (3.78)     1.65     (2.08)     2.50         4.94
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                     (3.39)    (0.86)    (0.50)     2.06        (0.56)
MainStay VP Common Stock -- Service Class                       7.51      7.77      3.06      6.51        10.86
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.82)
MainStay VP Convertible -- Service Class                        1.74      3.76      4.26      6.57         6.16
MainStay VP Developing Growth -- Service Class                  3.77      6.24      2.78       N/A        10.19
MainStay VP Floating Rate -- Service Class                     (2.37)      N/A       N/A       N/A        (0.88)
MainStay VP Government -- Service Class                        (4.13)    (0.68)     1.39      3.84        (0.99)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.77
MainStay VP High Yield Corporate Bond -- Service Class          3.22      5.23      9.89      7.05         8.89
MainStay VP ICAP Select Equity -- Service Class(6)             10.30      8.06      3.90       N/A        10.89
MainStay VP Income & Growth -- Service Class                    7.90      7.45      4.60       N/A        10.43
MainStay VP International Equity -- Service Class              22.12     14.78     12.97      7.39        17.42
MainStay VP Large Cap Growth -- Service Class                  (1.20)    (0.89)    (2.67)      N/A         2.50
MainStay VP Mid Cap Core -- Service Class                       6.03     13.88     11.25       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                     0.64     12.41      7.41       N/A        16.06
MainStay VP Mid Cap Value -- Service Class                      5.14      8.48      6.56       N/A        12.02
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         0.82
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         2.76
MainStay VP S&P 500 Index(5) -- Service Class                   6.51      6.26      3.08      6.32         9.18
MainStay VP Small Cap Growth -- Service Class                  (2.05)     2.61      1.92       N/A         8.10
MainStay VP Total Return -- Service Class                       0.88      3.49      1.50      4.57         5.69
MainStay VP Value -- Service Class                              9.88      8.17      4.37      5.65        12.08
MFS(R) Investors Trust Series -- Service Class                  4.08      6.66      2.61       N/A         8.77
MFS(R) Research Series -- Service Class                         1.77      7.48      2.53       N/A         8.85
MFS(R) Utilities Series -- Service Class                       22.08     22.27     13.30       N/A        24.30
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.83     11.13       N/A       N/A        13.79
Royce Micro-Cap Portfolio -- Investment Class                  12.33     11.95     12.47     15.70        19.55
Royce Small-Cap Portfolio -- Investment Class                   6.91     13.08     11.60     14.00        10.49
T. Rowe Price Equity Income Portfolio -- II                     9.94      8.58       N/A       N/A        11.12
Van Eck Worldwide Hard Assets                                  15.71     29.49     24.65      8.88        23.33
Van Kampen UIF Emerging Markets Equity -- Class II             28.20     27.87       N/A       N/A        34.70
Victory VIF Diversified Stock -- Class A Shares                 5.05      7.09      4.02       N/A         8.38
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                  INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced Portfolio                               9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                     1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          18.29     16.12      9.82      3.48        13.67
Calvert Social Balanced Portfolio                               7.21      6.00      3.94      4.78         5.76
Columbia Small Cap Value Fund, Variable Series -- Class B      17.65     13.86     13.40       N/A        12.74
Dreyfus IP Technology Growth -- Initial Shares                  2.81      1.36     (1.54)      N/A         2.27
Fidelity(R) VIP Contrafund(R) -- Initial Class                 10.11     13.04     10.32      9.59        10.38
Fidelity(R) VIP Equity-Income -- Initial Class                 18.47     10.76      7.40      7.62         7.94
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.79     16.55     13.86       N/A        19.61
Janus Aspen Series Balanced -- Institutional Shares             9.13      7.49      5.18      8.78         5.54
Janus Aspen Series Worldwide Growth -- Institutional Shares    16.51      7.88      2.41      5.91         3.91
MainStay VP Balanced -- Service Class                           8.84       N/A       N/A       N/A         8.06
MainStay VP Bond -- Initial Class                               3.05      2.11      3.43      4.53         3.67
MainStay VP Capital Appreciation -- Initial Class               2.95      4.13     (0.74)     2.78         1.16
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                      3.11      1.32      0.61      2.06         0.65
MainStay VP Common Stock -- Initial Class                      14.80     10.03      4.37      6.78         6.52
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         5.85
MainStay VP Convertible -- Initial Class                        8.85      6.15      5.51      6.83         6.47
MainStay VP Developing Growth -- Initial Class                 11.02      8.55      4.09       N/A         6.74
MainStay VP Floating Rate -- Service Class                      4.19       N/A       N/A       N/A         3.07
MainStay VP Government -- Initial Class                         2.57      1.77      2.76      4.11         2.80
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        10.75
MainStay VP High Yield Corporate Bond -- Initial Class         10.43      7.57     10.97      7.31        10.94
MainStay VP ICAP Select Equity -- Initial Class(6)             17.59     10.29      5.16       N/A         6.28
MainStay VP Income & Growth -- Initial Class                   15.19      9.69      5.83       N/A         6.93
MainStay VP International Equity -- Initial Class              29.44     16.80     13.98      7.65        13.68
MainStay VP Large Cap Growth -- Initial Class                   5.70      1.53     (1.34)      N/A         0.92
MainStay VP Mid Cap Core -- Initial Class                      13.31     15.94     12.30       N/A        12.07
MainStay VP Mid Cap Growth -- Initial Class                     7.67     14.52      8.57       N/A         9.19
MainStay VP Mid Cap Value -- Initial Class                     12.42     10.71      7.75       N/A         7.47
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         7.60
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         9.66
MainStay VP S&P 500 Index(5) -- Initial Class                  13.80      8.57      4.39      6.60         6.28
MainStay VP Small Cap Growth -- Initial Class                   4.80      5.04      3.26       N/A         4.01
MainStay VP Total Return -- Initial Class                       7.92      5.90      2.87      4.84         4.43
MainStay VP Value -- Initial Class                             17.17     10.40      5.62      5.92         5.75
MFS(R) Investors Trust Series -- Initial Class                 11.37      8.94      3.93      4.84         5.23
MFS(R) Research Series -- Initial Class                         8.89      9.72      3.85      4.24         5.51
MFS(R) Utilities Series -- Service Class                       29.08     23.81     14.02       N/A        25.31
Neuberger Berman AMT Mid-Cap Growth -- Class S                 12.83     12.99       N/A       N/A        15.01
Royce Micro-Cap Portfolio -- Investment Class                  19.33     13.78     13.21     15.70        23.28
Royce Small-Cap Portfolio -- Investment Class                  13.91     14.88     12.36     14.00        14.40
T. Rowe Price Equity Income Portfolio                          17.26     10.80      7.58      8.47         7.26
Van Eck Worldwide Hard Assets                                  22.71     30.87     25.14      8.88        23.93
Van Kampen UIF Emerging Markets Equity -- Class I              35.17     29.34     23.44      8.48        22.04
Victory VIF Diversified Stock -- Class A Shares                12.05      9.09      5.03       N/A        10.64
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                     1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          11.29     14.36      8.98      3.48        12.83
Calvert Social Balanced Portfolio                               0.46      3.89      2.89      4.78         4.67
Columbia Small Cap Value Fund, Variable Series -- Class B      10.65     12.03     12.67       N/A         9.81
Dreyfus IP Technology Growth -- Initial Shares                 (3.67)    (0.82)    (2.63)      N/A         1.05
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.18     11.18      9.50      9.59         9.46
Fidelity(R) VIP Equity-Income -- Initial Class                 11.47      8.82      6.48      7.62         6.93
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.81     14.81     13.13       N/A        18.40
Janus Aspen Series Balanced -- Institutional Shares             2.25      5.43      4.18      8.78         4.45
Janus Aspen Series Worldwide Growth -- Institutional Shares     9.51      5.83      1.30      5.91         2.76
MainStay VP Balanced -- Service Class                           1.98       N/A       N/A       N/A         4.01
MainStay VP Bond -- Initial Class                              (3.44)    (0.08)     2.36      4.53         2.51
MainStay VP Capital Appreciation -- Initial Class              (3.54)     1.94     (1.83)     2.78        (0.04)
MainStay VP Cash Management -- Current 7-day yield is
  3.32%(4)                                                     (3.39)    (0.86)    (0.50)     2.06        (0.56)
MainStay VP Common Stock -- Initial Class                       7.80      8.06      3.34      6.78         5.48
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.82)
MainStay VP Convertible -- Initial Class                        2.00      4.03      4.53      6.83         5.42
MainStay VP Developing Growth -- Initial Class                  4.03      6.53      3.05       N/A         5.69
MainStay VP Floating Rate -- Service Class                     (2.37)      N/A       N/A       N/A        (0.88)
MainStay VP Government -- Initial Class                        (3.90)    (0.42)     1.66      4.11         1.60
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.77
MainStay VP High Yield Corporate Bond -- Initial Class          3.47      5.52     10.17      7.31        10.04
MainStay VP ICAP Select Equity -- Initial Class(6)             10.59      8.33      4.16       N/A         5.72
MainStay VP Income & Growth -- Initial Class                    8.19      7.71      4.86       N/A         5.90
MainStay VP International Equity -- Initial Class              22.44     15.06     13.26      7.65        12.84
MainStay VP Large Cap Growth -- Initial Class                  (0.96)    (0.65)    (2.43)      N/A        (0.29)
MainStay VP Mid Cap Core -- Initial Class                       6.31     14.18     11.54       N/A        11.20
MainStay VP Mid Cap Growth -- Initial Class                     0.89     12.71      7.69       N/A         8.23
MainStay VP Mid Cap Value -- Initial Class                      5.42      8.77      6.84       N/A         6.45
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         0.82
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         2.76
MainStay VP S&P 500 Index(5) -- Initial Class                   6.80      6.55      3.36      6.60         5.23
MainStay VP Small Cap Growth -- Initial Class                  (1.81)     2.88      2.18       N/A         2.86
MainStay VP Total Return -- Initial Class                       1.12      3.78      1.78      4.84         3.30
MainStay VP Value -- Initial Class                             10.17      8.45      4.64      5.92         4.67
MFS(R) Investors Trust Series -- Initial Class                  4.37      6.94      2.88      4.84         4.14
MFS(R) Research Series -- Initial Class                         2.03      7.75      2.79      4.24         4.41
MFS(R) Utilities Series -- Service Class                       22.08     22.27     13.30       N/A        24.30
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.83     11.13       N/A       N/A        13.79
Royce Micro-Cap Portfolio -- Investment Class                  12.33     11.95     12.47     15.70        19.55
Royce Small-Cap Portfolio -- Investment Class                   6.91     13.08     11.60     14.00        10.49
T. Rowe Price Equity Income Portfolio                          10.26      8.87      6.67      8.47         6.23
Van Eck Worldwide Hard Assets                                  15.71     29.49     24.65      8.88        23.33
Van Kampen UIF Emerging Markets Equity -- Class I              28.17     27.93     22.92      8.48        21.41
Victory VIF Diversified Stock -- Class A Shares                 5.05      7.09      4.02       N/A         8.38
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.45%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS FOR YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Essentials Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004 and MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 338402 CV

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares         5/1/02       6/2/03
Calvert Social Balanced Portfolio                             9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares              12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2             1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares               12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares       12/31/99       6/2/03
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Service Class                             6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class             6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                   1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                     6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Service Class                      6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Service Class                       6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class        6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)            6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                  6/2/03       6/2/03
MainStay VP International Equity -- Service Class             6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                    6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                 6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                 6/2/03       6/2/03
MainStay VP Total Return -- Service Class                     6/2/03       6/2/03
MainStay VP Value -- Service Class                            6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                5/1/00       6/2/03
MFS(R) Research Series -- Service Class                       5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                  4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                 9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II           1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                         ASSUMING NO SURRENDER(%)(2)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         17.54     15.37       N/A       N/A        18.98
Calvert Social Balanced Portfolio                              6.78      5.58      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B     17.18     13.41     12.95       N/A        13.21
Dreyfus IP Technology Growth -- Service Shares                 2.13      0.69     (2.18)      N/A         5.06
Fidelity(R) VIP Contrafund(R) -- Service Class 2               9.39     12.30      9.60      8.94        14.63
Fidelity(R) VIP Equity-Income -- Service Class 2              17.74     10.04      6.71      6.98        13.09
Fidelity(R) VIP Mid Cap -- Service Class 2                    10.35     16.09     13.40       N/A        18.16
Janus Aspen Series Balanced -- Service Shares                  8.40      6.79      4.49       N/A         7.12
Janus Aspen Series Worldwide Growth -- Service Shares         15.78      7.18      1.74       N/A        10.29
MainStay VP Balanced -- Service Class                          8.40       N/A       N/A       N/A         7.97
MainStay VP Bond -- Service Class                              2.39      1.44      2.76      3.84         0.72
MainStay VP Capital Appreciation -- Service Class              2.28      3.45     (1.39)     2.10         5.92
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                     2.69      0.91      0.21      1.66         0.29
MainStay VP Common Stock -- Service Class                     14.06      9.30      3.69      6.08        11.82
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A         5.95
MainStay VP Convertible -- Service Class                       8.15      5.46      4.83      6.14         7.14
MainStay VP Developing Growth -- Service Class                10.31      7.83      3.42       N/A        10.64
MainStay VP Floating Rate -- Service Class                     3.78       N/A       N/A       N/A         3.90
MainStay VP Government -- Service Class                        1.90      1.10      2.09      3.43         0.16
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A         7.69
MainStay VP High Yield Corporate Bond -- Service Class         9.72      6.87     10.26      6.62         9.58
MainStay VP ICAP Select Equity -- Service Class(6)            16.83      9.58      4.49       N/A        11.96
MainStay VP Income & Growth -- Service Class                  14.44      8.99      5.16       N/A        11.00
MainStay VP International Equity -- Service Class             28.61     16.06     13.25      6.96        17.35
MainStay VP Large Cap Growth -- Service Class                  5.02      0.88     (1.98)      N/A         2.86
MainStay VP Mid Cap Core -- Service Class                     12.58     15.19     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                    6.98     13.77      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Service Class                    11.69      9.99      7.05       N/A        12.79
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A         7.04
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A         6.75
MainStay VP S&P 500 Index(5) -- Service Class                 13.06      7.85      3.71      5.90        10.32
MainStay VP Small Cap Growth -- Service Class                  4.12      4.36      2.59       N/A         8.72
MainStay VP Total Return -- Service Class                      7.23      5.20      2.20      4.15         6.05
MainStay VP Value -- Service Class                            16.41      9.68      4.94      5.23        12.93
MFS(R) Investors Trust Series -- Service Class                10.63      8.24      3.26       N/A         9.93
MFS(R) Research Series -- Service Class                        8.18      9.03      3.18       N/A        11.19
MFS(R) Utilities Series -- Service Class                      28.57     23.32     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S                12.38     12.54       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                 18.86     13.33     12.76     15.24        23.19
Royce Small-Cap Portfolio -- Investment Class                 13.46     14.42     11.92     13.55        11.90
T. Rowe Price Equity Income Portfolio -- II                   16.48     10.09       N/A       N/A        11.70
Van Eck Worldwide Hard Assets                                 22.22     30.35     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class II            34.66     28.77       N/A       N/A        30.14
Victory VIF Diversified Stock -- Class A Shares               11.60      8.65      4.61       N/A        11.18
----------------------------------------------------------------------------------
                                                                   Negative numbers appear in parentheses.

                                                                            ASSUMING SURRENDER(%)
                                                                                                        SINCE
                                                                                                      INVESTMENT
FOR POLICIES PURCHASED JUNE 2, 2003 AND AFTER                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                         YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          9.54     13.59       N/A       N/A        18.98
Calvert Social Balanced Portfolio                             (0.90)     3.45      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B      9.18     11.56     12.95       N/A         9.55
Dreyfus IP Technology Growth -- Service Shares                (5.22)    (1.47)    (2.18)      N/A         5.06
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1.52     10.42      9.60      8.94        14.63
Fidelity(R) VIP Equity-Income -- Service Class 2               9.74      8.08      6.71      6.98        13.09
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.40     14.33     13.40       N/A        18.16
Janus Aspen Series Balanced -- Service Shares                  0.59      4.70      4.49       N/A         7.12
Janus Aspen Series Worldwide Growth -- Service Shares          7.78      5.11      1.74       N/A        10.29
MainStay VP Balanced -- Service Class                          0.60       N/A       N/A       N/A         3.25
MainStay VP Bond -- Service Class                             (4.98)    (0.74)     2.76      3.84         0.72
MainStay VP Capital Appreciation -- Service Class             (5.08)     1.23     (1.39)     2.10         5.92
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                    (4.70)    (1.25)     0.21      1.66         0.29
MainStay VP Common Stock -- Service Class                      6.06      7.31      3.69      6.08        11.82
MainStay VP Conservative Allocation -- Service Class            N/A       N/A       N/A       N/A        (1.68)
MainStay VP Convertible -- Service Class                       0.36      3.32      4.83      6.14         7.14
MainStay VP Developing Growth -- Service Class                 2.36      5.79      3.42       N/A        10.64
MainStay VP Floating Rate -- Service Class                    (3.70)      N/A       N/A       N/A        (0.77)
MainStay VP Government -- Service Class                       (5.43)    (1.07)     2.09      3.43         0.16
MainStay VP Growth Allocation -- Service Class                  N/A       N/A       N/A       N/A        (0.06)
MainStay VP High Yield Corporate Bond -- Service Class         1.82      4.79     10.26      6.62         9.58
MainStay VP ICAP Select Equity -- Service Class(6)             8.83      7.60      4.49       N/A        11.96
MainStay VP Income & Growth -- Service Class                   6.44      6.99      5.16       N/A        11.00
MainStay VP International Equity -- Service Class             20.61     14.30     13.25      6.96        17.35
MainStay VP Large Cap Growth -- Service Class                 (2.54)    (1.29)    (1.98)      N/A         2.86
MainStay VP Mid Cap Core -- Service Class                      4.58     13.40     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                   (0.73)    11.94      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Service Class                     3.69      8.02      7.05       N/A        12.79
MainStay VP Moderate Allocation -- Service Class                N/A       N/A       N/A       N/A        (0.66)
MainStay VP Moderate Growth Allocation -- Service Class         N/A       N/A       N/A       N/A        (0.94)
MainStay VP S&P 500 Index(5) -- Service Class                  5.06      5.81      3.71      5.90        10.32
MainStay VP Small Cap Growth -- Service Class                 (3.38)     2.17      2.59       N/A         8.72
MainStay VP Total Return -- Service Class                     (0.49)     3.05      2.20      4.15         6.05
MainStay VP Value -- Service Class                             8.41      7.71      4.94      5.23        12.93
MFS(R) Investors Trust Series -- Service Class                 2.67      6.21      3.26       N/A         9.93
MFS(R) Research Series -- Service Class                        0.40      7.03      3.18       N/A        11.19
MFS(R) Utilities Series -- Service Class                      20.57     21.77     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S                 4.38     10.67       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                 10.86     11.48     12.76     15.24        18.62
Royce Small-Cap Portfolio -- Investment Class                  5.46     12.61     11.92     13.55         6.88
T. Rowe Price Equity Income Portfolio -- II                    8.48      8.13       N/A       N/A        11.70
Van Eck Worldwide Hard Assets                                 14.22     28.96     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class II            26.66     27.35       N/A       N/A        30.14
Victory VIF Diversified Stock -- Class A Shares                3.60      6.64      4.61       N/A         8.65
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                        INVESTMENT
                                                            PORTFOLIO    DIVISION
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                          DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares        9/21/88      5/10/02
Calvert Social Balanced Portfolio                             9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B     6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares               8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class               10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                   1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares          9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     9/13/93      5/10/02
MainStay VP Balanced -- Service Class                         5/1/05       5/1/05
MainStay VP Bond -- Initial Class                            1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class            1/29/93      5/10/02
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                   1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                    1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class         2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                     10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                    5/1/05       5/1/05
MainStay VP Government -- Initial Class                      1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class               2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class        5/1/95      5/10/02
MainStay VP ICAP Select Equity -- Initial Class(6)            5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP International Equity -- Initial Class             5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                 5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                     7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Mid Cap Value -- Initial Class                    7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class             2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class      2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                 7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                    1/29/93      5/10/02
MainStay VP Value -- Initial Class                            5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class               10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                      7/26/95      5/10/02
MFS(R) Utilities Series -- Service Class                      5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S               2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class               12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class               12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                        3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                 9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I            10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares               7/1/99       5/1/04
----------------------------------------------------------------------------------
                                                               Negative numbers
                                                            appear in parentheses.

                                                                        ASSUMING NO SURRENDER(%)(2)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares        17.82     15.66      9.38      3.07        20.45
Calvert Social Balanced Portfolio                             6.78      5.58      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B    17.18     13.41     12.95       N/A        13.21
Dreyfus IP Technology Growth -- Initial Shares                2.40      0.95     (1.94)      N/A        10.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                9.67     12.59      9.88      9.15        14.91
Fidelity(R) VIP Equity-Income -- Initial Class               18.00     10.32      6.97      7.19         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                   10.35     16.09     13.40       N/A        18.16
Janus Aspen Series Balanced -- Institutional Shares           8.69      7.06      4.76      8.35         6.27
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                     16.04      7.45      2.00      5.49        10.61
MainStay VP Balanced -- Service Class                         8.40       N/A       N/A       N/A         7.97
MainStay VP Bond -- Initial Class                             2.64      1.71      3.02      4.11         2.91
MainStay VP Capital Appreciation -- Initial Class             2.54      3.72     (1.13)     2.37         5.85
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                    2.69      0.91      0.21      1.66         0.29
MainStay VP Common Stock -- Initial Class                    14.34      9.59      3.95      6.35         9.41
MainStay VP Conservative Allocation -- Service Class           N/A       N/A       N/A       N/A         5.95
MainStay VP Convertible -- Initial Class                      8.42      5.72      5.09      6.41         9.06
MainStay VP Developing Growth -- Initial Class               10.58      8.11      3.68       N/A        13.54
MainStay VP Floating Rate -- Service Class                    3.78       N/A       N/A       N/A         3.90
MainStay VP Government -- Initial Class                       2.16      1.36      2.35      3.70         2.05
MainStay VP Growth Allocation -- Service Class                 N/A       N/A       N/A       N/A         7.69
MainStay VP High Yield Corporate Bond -- Initial Class        9.99      7.15     10.53      6.89        12.45
MainStay VP ICAP Select Equity -- Initial Class(6)           17.13      9.85      4.74       N/A        15.64
MainStay VP Income & Growth -- Initial Class                 14.73      9.25      5.41       N/A        12.05
MainStay VP International Equity -- Initial Class            28.93     16.33     13.52      7.23        16.93
MainStay VP Large Cap Growth -- Initial Class                 5.28      1.12     (1.74)      N/A         5.69
MainStay VP Mid Cap Core -- Initial Class                    12.86     15.48     11.85       N/A        17.19
MainStay VP Mid Cap Growth -- Initial Class                   7.24     14.06      8.13       N/A        19.85
MainStay VP Mid Cap Value -- Initial Class                   11.97     10.26      7.32       N/A         7.45
MainStay VP Moderate Allocation -- Service Class               N/A       N/A       N/A       N/A         7.04
MainStay VP Moderate Growth Allocation -- Service Class        N/A       N/A       N/A       N/A         6.75
MainStay VP S&P 500 Index(5) -- Initial Class                13.34      8.13      3.97      6.17        10.92
MainStay VP Small Cap Growth -- Initial Class                 4.38      4.62      2.85       N/A         6.41
MainStay VP Total Return -- Initial Class                     7.49      5.48      2.46      4.43         7.76
MainStay VP Value -- Initial Class                           16.70      9.96      5.20      5.50         7.53
MFS(R) Investors Trust Series -- Initial Class               10.93      8.50      3.51      4.42        12.73
MFS(R) Research Series -- Initial Class                       8.46      9.29      3.43      3.83        11.22
MFS(R) Utilities Series -- Service Class                     28.57     23.32     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S               12.38     12.54       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                18.86     13.33     12.76     15.24        23.19
Royce Small-Cap Portfolio -- Investment Class                13.46     14.42     11.92     13.55        11.90
T. Rowe Price Equity Income Portfolio                        16.79     10.36      7.15      8.04         7.47
Van Eck Worldwide Hard Assets                                22.22     30.35     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class I            34.64     28.83     22.95      8.05        35.04
Victory VIF Diversified Stock -- Class A Shares              11.60      8.65      4.61       N/A        11.18
----------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                                           ASSUMING SURRENDER(%)
                                                                                                       SINCE
                                                                                                     INVESTMENT
FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003                   1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                        YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         9.82     13.88      9.38      3.07        20.45
Calvert Social Balanced Portfolio                            (0.90)     3.45      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B     9.18     11.56     12.95       N/A         9.55
Dreyfus IP Technology Growth -- Initial Shares               (4.97)    (1.21)    (1.94)      N/A        10.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                1.78     10.72      9.88      9.15        14.91
Fidelity(R) VIP Equity-Income -- Initial Class               10.00      8.37      6.97      7.19         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                    2.40     14.33     13.40       N/A        18.16
Janus Aspen Series Balanced -- Institutional Shares           0.87      4.99      4.76      8.35         6.27
Janus Aspen Series Worldwide Growth -- Institutional
  Shares                                                      8.04      5.39      2.00      5.49        10.61
MainStay VP Balanced -- Service Class                         0.60       N/A       N/A       N/A         3.25
MainStay VP Bond -- Initial Class                            (4.75)    (0.48)     3.02      4.11         2.91
MainStay VP Capital Appreciation -- Initial Class            (4.84)     1.50     (1.13)     2.37         5.85
MainStay VP Cash Management -- Current 7-day yield is
  2.91%(4)                                                   (4.70)    (1.25)     0.21      1.66         0.29
MainStay VP Common Stock -- Initial Class                     6.34      7.61      3.95      6.35         9.41
MainStay VP Conservative Allocation -- Service Class           N/A       N/A       N/A       N/A        (1.68)
MainStay VP Convertible -- Initial Class                      0.61      3.59      5.09      6.41         9.06
MainStay VP Developing Growth -- Initial Class                2.62      6.08      3.68       N/A        13.54
MainStay VP Floating Rate -- Service Class                   (3.70)      N/A       N/A       N/A        (0.77)
MainStay VP Government -- Initial Class                      (5.20)    (0.81)     2.35      3.70         2.05
MainStay VP Growth Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.06)
MainStay VP High Yield Corporate Bond -- Initial Class        2.07      5.07     10.53      6.89        12.45
MainStay VP ICAP Select Equity -- Initial Class(6)            9.13      7.88      4.74       N/A        15.64
MainStay VP Income & Growth -- Initial Class                  6.73      7.26      5.41       N/A        12.05
MainStay VP International Equity -- Initial Class            20.93     14.58     13.52      7.23        16.93
MainStay VP Large Cap Growth -- Initial Class                (2.30)    (1.05)    (1.74)      N/A         5.69
MainStay VP Mid Cap Core -- Initial Class                     4.86     13.70     11.85       N/A        17.19
MainStay VP Mid Cap Growth -- Initial Class                  (0.48)    12.24      8.13       N/A        19.85
MainStay VP Mid Cap Value -- Initial Class                    3.97      8.31      7.32       N/A         7.45
MainStay VP Moderate Allocation -- Service Class               N/A       N/A       N/A       N/A        (0.66)
MainStay VP Moderate Growth Allocation -- Service Class        N/A       N/A       N/A       N/A        (0.94)
MainStay VP S&P 500 Index(5) -- Initial Class                 5.34      6.10      3.97      6.17        10.92
MainStay VP Small Cap Growth -- Initial Class                (3.14)     2.44      2.85       N/A         6.41
MainStay VP Total Return -- Initial Class                    (0.25)     3.34      2.46      4.43         7.76
MainStay VP Value -- Initial Class                            8.70      8.00      5.20      5.50         7.53
MFS(R) Investors Trust Series -- Initial Class                2.94      6.49      3.51      4.42        12.73
MFS(R) Research Series -- Initial Class                       0.65      7.30      3.43      3.83        11.22
MFS(R) Utilities Series -- Service Class                     20.57     21.77     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S                4.38     10.67       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                10.86     11.48     12.76     15.24        18.62
Royce Small-Cap Portfolio -- Investment Class                 5.46     12.61     11.92     13.55         6.88
T. Rowe Price Equity Income Portfolio                         8.79      8.41      7.15      8.04         7.47
Van Eck Worldwide Hard Assets                                14.22     28.96     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class I            26.64     27.41     22.95      8.05        35.04
Victory VIF Diversified Stock -- Class A Shares               3.60      6.64      4.61       N/A         8.65
----------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.85%. A POLICY SERVICE CHARGE, EQUAL TO $50 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.) THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Certain Portfolios existed prior to this date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these Investment Divisions impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003, these Investment Divisions do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8, 2003, Victory VIF Diversified Stock -- Class A Shares, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap
Growth -- Class S which were added on May 1, 2004, Columbia Small Cap Value Fund, Variable Series -- Class B which was added on November 15, 2004, MainStay VP Floating Rate -- Service Class, MainStay VP Balanced -- Service Class which were added on May 1, 2005 and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth
Allocation -- Service Class which were added on February 13, 2006.

Performance for the classes/shares that impose a 12b-1 fee may be lower than the returns for those classes/shares that do not impose this fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Initial and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in Montana, New Jersey, New York and Oregon.

SMRU # 338402 CV

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B       6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  3.01%(4)                                                     1/29/03       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares          17.66     15.49       N/A       N/A        19.39
Calvert Social Balanced Portfolio                               6.89      5.69      3.63      4.46         7.14
Columbia Small Cap Value Fund, Variable Series -- Class B      17.30     13.52     13.06       N/A        12.40
Dreyfus IP Technology Growth -- Service Shares                  2.24      0.79     (2.09)      N/A         5.11
Fidelity(R) VIP Contrafund(R) -- Service Class 2                9.50     12.41      9.71      9.05        14.87
Fidelity(R) VIP Equity-Income -- Service Class 2               17.85     10.15      6.82      7.09        12.76
Fidelity(R) VIP Mid Cap -- Service Class 2                     10.46     16.20     13.51       N/A        19.56
Janus Aspen Series Balanced -- Service Shares                   8.50      6.90      4.60       N/A         7.22
Janus Aspen Series Worldwide Growth -- Service Shares          15.90      7.29      1.85       N/A         9.71
MainStay VP Balanced -- Service Class                           8.51       N/A       N/A       N/A         7.73
MainStay VP Bond -- Service Class                               2.49      1.54      2.86      3.94         0.98
MainStay VP Capital Appreciation -- Service Class               2.38      3.55     (1.29)     2.20         6.08
MainStay VP Cash Management -- Current 7-day yield is
  3.01%(4)                                                      2.80      1.01      0.31      1.76         0.65
MainStay VP Common Stock -- Service Class                      14.17      9.41      3.79      6.19        11.79
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A         5.39
MainStay VP Convertible -- Service Class                        8.26      5.56      4.94      6.25         7.12
MainStay VP Developing Growth -- Service Class                 10.42      7.94      3.52       N/A        11.57
MainStay VP Floating Rate -- Service Class                      3.88       N/A       N/A       N/A         3.11
MainStay VP Government -- Service Class                         2.01      1.20      2.19      3.53         0.22
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         7.58
MainStay VP High Yield Corporate Bond -- Service Class          9.83      6.98     10.37      6.73         9.73
MainStay VP ICAP Select Equity -- Service Class(6)             16.95      9.69      4.59       N/A        11.92
MainStay VP Income & Growth -- Service Class                   14.56      9.10      5.27       N/A        11.26
MainStay VP International Equity -- Service Class              28.74     16.17     13.36      7.07        17.72
MainStay VP Large Cap Growth -- Service Class                   5.12      0.98     (1.88)      N/A         3.71
MainStay VP Mid Cap Core -- Service Class                      12.69     15.30     11.69       N/A        17.77
MainStay VP Mid Cap Growth -- Service Class                     7.08     13.89      7.97       N/A        17.48
MainStay VP Mid Cap Value -- Service Class                     11.80     10.10      7.16       N/A        12.91
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         6.80
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         8.50
MainStay VP S&P 500 Index(5) -- Service Class                  13.17      7.96      3.81      6.00        10.16
MainStay VP Small Cap Growth -- Service Class                   4.23      4.47      2.70       N/A         9.69
MainStay VP Total Return -- Service Class                       7.34      5.31      2.30      4.26         6.08
MainStay VP Value -- Service Class                             16.53      9.79      5.04      5.33        12.52
MFS(R) Investors Trust Series -- Service Class                 10.74      8.34      3.36       N/A         9.62
MFS(R) Research Series -- Service Class                         8.29      9.14      3.28       N/A        11.09
MFS(R) Utilities Series -- Service Class                       28.70     23.44     13.68       N/A        24.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                 12.49     12.65       N/A       N/A        14.20
Royce Micro-Cap Portfolio -- Investment Class                  18.98     13.44     12.87     15.36        24.08
Royce Small-Cap Portfolio -- Investment Class                  13.57     14.54     12.03     13.66        13.68
T. Rowe Price Equity Income Portfolio -- II                    16.60     10.20       N/A       N/A        12.00
Van Eck Worldwide Hard Assets                                  22.34     30.48     24.77      8.55        36.80
Van Kampen UIF Emerging Markets Equity -- Class II             34.79     28.90       N/A       N/A        34.32
Victory VIF Diversified Stock -- Class A Shares                11.71      8.76      4.72       N/A        11.11
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(4)   YEAR(4)   YEAR(4)   YEAR(4)   INCEPTION(5)
Alger American Small Capitalization -- Class S Shares           9.66     13.46       N/A       N/A        18.11
Calvert Social Balanced Portfolio                              (0.81)     3.24      2.56      4.46         5.43
Columbia Small Cap Value Fund, Variable Series -- Class B       9.30     11.41     12.32       N/A         9.04
Dreyfus IP Technology Growth -- Service Shares                 (5.13)    (1.69)    (3.17)      N/A         3.33
Fidelity(R) VIP Contrafund(R) -- Service Class 2                1.62     10.26      8.87      9.05        13.45
Fidelity(R) VIP Equity-Income -- Service Class 2                9.85      7.91      5.88      7.09        11.27
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.51     14.19     12.78       N/A        18.11
Janus Aspen Series Balanced -- Service Shares                   0.69      4.51      3.58       N/A         5.55
Janus Aspen Series Worldwide Growth -- Service Shares           7.90      4.92      0.72       N/A         8.11
MainStay VP Balanced -- Service Class                           0.70       N/A       N/A       N/A         3.09
MainStay VP Bond -- Service Class                              (4.89)    (0.95)     1.76      3.94        (0.84)
MainStay VP Capital Appreciation -- Service Class              (4.99)     1.00     (2.38)     2.20         4.36
MainStay VP Cash Management -- Current 7-day yield is
  3.01%(4)                                                     (4.60)    (1.47)    (0.80)     1.76        (1.16)
MainStay VP Common Stock -- Service Class                       6.17      7.14      2.74      6.19        10.30
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (2.20)
MainStay VP Convertible -- Service Class                        0.46      3.12      3.93      6.25         5.43
MainStay VP Developing Growth -- Service Class                  2.47      5.60      2.45       N/A        10.07
MainStay VP Floating Rate -- Service Class                     (3.60)      N/A       N/A       N/A        (1.44)
MainStay VP Government -- Service Class                        (5.34)    (1.29)     1.07      3.53        (1.59)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.17)
MainStay VP High Yield Corporate Bond -- Service Class          1.92      4.59      9.55      6.73         8.16
MainStay VP ICAP Select Equity -- Service Class(6)              8.95      7.43      3.57       N/A        10.41
MainStay VP Income & Growth -- Service Class                    6.56      6.82      4.27       N/A         9.73
MainStay VP International Equity -- Service Class              20.74     14.16     12.62      7.07        16.40
MainStay VP Large Cap Growth -- Service Class                  (2.45)    (1.51)    (2.96)      N/A         1.89
MainStay VP Mid Cap Core -- Service Class                       4.69     13.26     10.91       N/A        16.44
MainStay VP Mid Cap Growth -- Service Class                    (0.63)    11.79      7.07       N/A        16.17
MainStay VP Mid Cap Value -- Service Class                      3.80      7.85      6.23       N/A        11.46
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.68
MainStay VP S&P 500 Index(5) -- Service Class                   5.17      5.62      2.76      6.00         8.61
MainStay VP Small Cap Growth -- Service Class                  (3.28)     1.96      1.59       N/A         8.12
MainStay VP Total Return -- Service Class                      (0.39)     2.84      1.18      4.26         4.34
MainStay VP Value -- Service Class                              8.53      7.54      4.04      5.33        11.05
MFS(R) Investors Trust Series -- Service Class                  2.77      6.02      2.29       N/A         8.02
MFS(R) Research Series -- Service Class                         0.50      6.85      2.21       N/A         9.53
MFS(R) Utilities Series -- Service Class                       20.70     21.67     12.95       N/A        23.62
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.49     10.51       N/A       N/A        12.74
Royce Micro-Cap Portfolio -- Investment Class                  10.98     11.33     12.12     15.36        19.80
Royce Small-Cap Portfolio -- Investment Class                   5.57     12.47     11.26     13.66         9.15
T. Rowe Price Equity Income Portfolio -- II                     8.60      7.95       N/A       N/A        10.49
Van Eck Worldwide Hard Assets                                  14.34     28.89     24.27      8.55        35.87
Van Kampen UIF Emerging Markets Equity -- Class II             26.79     27.27       N/A       N/A        33.38
Victory VIF Diversified Stock -- Class A Shares                 3.71      6.46      3.70       N/A         8.51
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.75%. A POLICY SERVICE CHARGE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

(1) The LifeStages(R) Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account Expense Charge and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus II Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 338402 CV

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.33)    18.07     15.89       N/A       N/A        19.55
Calvert Social Balanced Portfolio                              0.23      7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.76     17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Service Shares                (1.18)     2.59      1.14     (1.74)      N/A         5.65
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.00)     9.89     12.80     10.10      9.43        15.56
Fidelity(R) VIP Equity-Income -- Service Class 2               2.03     18.27     10.54      7.19      7.46        13.16
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.99)    10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Service Shares                  0.05      8.88      7.27      4.96       N/A         7.56
Janus Aspen Series Worldwide Growth -- Service Shares          0.92     16.30      7.66      2.20       N/A        10.69
MainStay VP Balanced -- Service Class                          0.53      8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Service Class                             (0.35)     2.85      1.90      3.22      4.31         1.33
MainStay VP Capital Appreciation -- Service Class             (1.17)     2.74      3.91     (0.94)     2.56         6.45
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        0.28      3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Service Class                      1.32     14.57      9.79      4.16      6.56        12.18
MainStay VP Conservative Allocation -- Service Class           0.58       N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Service Class                      (0.36)     8.64      5.93      5.31      6.62         7.77
MainStay VP Developing Growth -- Service Class                (0.19)    10.80      8.32      3.88       N/A        11.60
MainStay VP Floating Rate -- Service Class                     0.47      4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Service Class                       (0.67)     2.36      1.55      2.55      3.93         0.58
MainStay VP Growth Allocation -- Service Class                 1.62       N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Service Class         1.18     10.21      7.35     10.75      7.10        10.11
MainStay VP ICAP Select Equity -- Service Class(6)             2.74     17.36     10.08      4.96       N/A        12.21
MainStay VP Income & Growth -- Service Class                   1.94     14.96      9.49      5.64       N/A        11.11
MainStay VP International Equity -- Service Class              2.90     29.19     16.58     13.76      7.44        18.93
MainStay VP Large Cap Growth -- Service Class                  0.25      5.49      1.33     (1.53)      N/A         4.13
MainStay VP Mid Cap Core -- Service Class                      0.94     13.09     15.71     12.08       N/A        18.36
MainStay VP Mid Cap Growth -- Service Class                   (0.50)     7.46     14.28      8.35       N/A        17.89
MainStay VP Mid Cap Value -- Service Class                     0.83     12.19     10.48      7.53       N/A        13.31
MainStay VP Moderate Allocation -- Service Class               0.95       N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class        1.36       N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500(5) Index -- Service Class                  1.23     13.57      8.34      4.18      6.37        10.55
MainStay VP Small Cap Growth -- Service Class                 (0.92)     4.59      4.83      3.06       N/A        10.08
MainStay VP Total Return -- Service Class                      0.52      7.71      5.67      2.66      4.62         6.82
MainStay VP Value -- Service Class                             2.24     16.94     10.18      5.41      5.70        12.91
MFS(R) Investors Trust Series -- Service Class                 0.25     11.13      8.72      3.72       N/A         9.83
MFS(R) Research Series -- Service Class                        0.05      8.67      9.52      3.64       N/A        10.96
MFS(R) Utilities Series -- Service Class                       1.46     29.15     23.87     14.08       N/A        25.87
Neuberger Berman AMT Mid-Cap Growth -- Class S                (0.34)    12.88     13.05       N/A       N/A        13.89
Royce Micro-Cap Portfolio -- Investment Class                  1.95     19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class                  0.29     13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio -- II                    1.80     17.00     10.58       N/A       N/A        12.30
Van Eck Worldwide Hard Assets                                 (3.68)    22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class II             6.37     35.27     29.35       N/A       N/A        35.55
Victory VIF Diversified Stock -- Class A Shares               (0.04)    12.10      9.14      5.08       N/A        11.87
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          11.07     14.13       N/A       N/A        18.48
Calvert Social Balanced Portfolio                               0.51      3.94      3.12      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       10.71     12.09     12.85       N/A        10.19
Dreyfus IP Technology Growth -- Service Shares                 (3.87)    (1.03)    (2.65)      N/A         4.17
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.96     10.94      9.41      9.43        14.39
Fidelity(R) VIP Equity-Income -- Service Class 2               11.27      8.59      6.42      7.46        11.93
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.86     14.87     13.31       N/A        17.93
Janus Aspen Series Balanced -- Service Shares                   2.02      5.21      4.13       N/A         6.15
Janus Aspen Series Worldwide Growth -- Service Shares           9.30      5.61      1.27       N/A         9.38
MainStay VP Balanced -- Service Class                           2.03       N/A       N/A       N/A         4.04
MainStay VP Bond -- Service Class                              (3.63)    (0.29)     2.32      4.31        (0.23)
MainStay VP Capital Appreciation -- Service Class              (3.73)     1.71     (1.85)     2.56         5.00
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Service Class                       7.57      7.82      3.29      6.56        10.92
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Service Class                        1.79      3.81      4.48      6.62         6.36
MainStay VP Developing Growth -- Service Class                  3.82      6.29      3.01       N/A        10.31
MainStay VP Floating Rate -- Service Class                     (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Service Class                        (4.09)    (0.63)     1.63      3.93        (0.97)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Service Class          3.27      5.29     10.08      7.10         8.78
MainStay VP ICAP Select Equity -- Service Class(6)             10.36      8.12      4.12       N/A        10.94
MainStay VP Income & Growth -- Service Class                    7.96      7.50      4.82       N/A         9.80
MainStay VP International Equity -- Service Class              22.19     14.84     13.15      7.44        17.84
MainStay VP Large Cap Growth -- Service Class                  (1.15)    (0.84)    (2.44)      N/A         2.59
MainStay VP Mid Cap Core -- Service Class                       6.09     13.94     11.44       N/A        17.26
MainStay VP Mid Cap Growth -- Service Class                     0.69     12.47      7.61       N/A        16.78
MainStay VP Mid Cap Value -- Service Class                      5.19      8.54      6.77       N/A        12.07
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500(5) Index -- Service Class                   6.57      6.31      3.31      6.37         9.23
MainStay VP Small Cap Growth -- Service Class                  (2.00)     2.66      2.15       N/A         8.75
MainStay VP Total Return -- Service Class                       0.93      3.54      1.74      4.62         5.38
MainStay VP Value -- Service Class                              9.94      8.22      4.59      5.70        11.67
MFS(R) Investors Trust Series -- Service Class                  4.13      6.71      2.84       N/A         8.49
MFS(R) Research Series -- Service Class                         1.82      7.54      2.76       N/A         9.65
MFS(R) Utilities Series -- Service Class                       22.15     22.33     13.48       N/A        24.69
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.88     11.19       N/A       N/A        12.63
Royce Micro-Cap Portfolio -- Investment Class                  12.39     12.01     12.65     15.76        21.45
Royce Small-Cap Portfolio -- Investment Class                   6.97     13.14     11.79     14.06        11.69
T. Rowe Price Equity Income Portfolio -- II                    10.00      8.64       N/A       N/A        11.04
Van Eck Worldwide Hard Assets                                  15.77     29.56     24.79      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class II             28.27     27.94       N/A       N/A        34.78
Victory VIF Diversified Stock -- Class A Shares                 5.10      7.14      4.25       N/A         9.63
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced Portfolio                               9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        1/29/93       5/1/95
MainStay VP Common Stock -- Initial Class                      1/23/84       5/1/95
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       5/1/98
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98       5/1/98
MainStay VP Income & Growth -- Initial Class                    5/1/98       5/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       5/1/98
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93       5/1/95
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.29)    18.35     16.18      9.87      3.53         3.00
Calvert Social Balanced Portfolio                              0.23      7.26      6.06      3.99      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.76     17.71     13.92     13.46       N/A        13.10
Dreyfus IP Technology Growth -- Initial Shares                (1.06)     2.86      1.41     (1.49)      N/A        (1.65)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.02     10.17     13.10     10.37      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class                 2.06     18.53     10.82      7.45      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.99)    10.84     16.61     13.91       N/A        19.15
Janus Aspen Series Balanced -- Institutional Shares            0.09      9.18      7.54      5.23      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional Shares    0.95     16.57      7.93      2.46      5.96         6.18
MainStay VP Balanced -- Service Class                          0.53      8.89       N/A       N/A       N/A         8.07
MainStay VP Bond -- Initial Class                             (0.33)     3.10      2.16      3.48      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class             (1.15)     3.00      4.19     (0.69)     2.83         5.38
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        0.28      3.16      1.37      0.66      2.11         2.33
MainStay VP Common Stock -- Initial Class                      1.34     14.85     10.08      4.42      6.83         9.00
MainStay VP Conservative Allocation -- Service Class           0.58       N/A       N/A       N/A       N/A         6.64
MainStay VP Convertible -- Initial Class                      (0.34)     8.88      6.20      5.56      6.88         7.06
MainStay VP Developing Growth -- Initial Class                (0.17)    11.06      8.60      4.15       N/A         0.70
MainStay VP Floating Rate -- Service Class                     0.47      4.24       N/A       N/A       N/A         3.10
MainStay VP Government -- Initial Class                       (0.65)     2.62      1.82      2.81      4.16         4.15
MainStay VP Growth Allocation -- Service Class                 1.62       N/A       N/A       N/A       N/A        10.79
MainStay VP High Yield Corporate Bond -- Initial Class         1.20     10.49      7.63     11.03      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)             2.77     17.64     10.34      5.21       N/A         3.68
MainStay VP Income & Growth -- Initial Class                   1.97     15.23      9.74      5.89       N/A         3.35
MainStay VP International Equity -- Initial Class              2.92     29.51     16.86     14.03      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class                  0.27      5.74      1.58     (1.29)      N/A         3.11
MainStay VP Mid Cap Core -- Service Class                      0.94     13.09     15.71     12.08       N/A        18.36
MainStay VP Mid Cap Growth -- Service Class                   (0.50)     7.46     14.28      8.35       N/A        17.89
MainStay VP Mid Cap Value -- Initial Class                     0.85     12.47     10.76      7.80       N/A         6.73
MainStay VP Moderate Allocation -- Service Class               0.95       N/A       N/A       N/A       N/A         8.33
MainStay VP Moderate Growth Allocation -- Service Class        1.36       N/A       N/A       N/A       N/A        10.31
MainStay VP S&P 500(5) Index -- Initial Class                  1.25     13.85      8.62      4.44      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class                 (0.90)     4.85      5.09      3.31       N/A         2.01
MainStay VP Total Return -- Initial Class                      0.54      7.98      5.95      2.92      4.90         6.26
MainStay VP Value -- Initial Class                             2.27     17.23     10.46      5.67      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class                 0.25     11.43      8.99      3.98      4.89         1.15
MFS(R) Research Series -- Initial Class                        0.05      8.95      9.78      3.90      4.30         1.84
MFS(R) Utilities Series -- Initial Class                       1.48     29.44     24.18     14.34     11.64        10.55
Neuberger Berman AMT Mid-Cap Growth -- Class I                (0.33)    13.10     13.31      5.07       N/A         3.95
Royce Micro-Cap Portfolio -- Investment Class                  1.95     19.39     13.84     13.27     15.76        25.11
Royce Small-Cap Portfolio -- Investment Class                  0.29     13.97     14.94     12.42     14.06        15.56
T. Rowe Price Equity Income Portfolio                          1.84     17.32     10.86      7.63      8.52         6.14
Van Eck Worldwide Hard Assets                                 (3.68)    22.77     30.94     25.20      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class I              6.36     35.23     29.41     23.50      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares               (0.04)    12.10      9.14      5.08       N/A        11.87
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          11.35     14.42      9.18      3.53         3.00
Calvert Social Balanced Portfolio                               0.51      3.94      3.12      4.83         6.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       10.71     12.09     12.85       N/A        10.19
Dreyfus IP Technology Growth -- Initial Shares                 (3.62)    (0.77)    (2.40)      N/A        (2.31)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.23     11.24      9.69      9.64        10.06
Fidelity(R) VIP Equity-Income -- Initial Class                 11.53      8.88      6.69      7.67         7.96
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.86     14.87     13.31       N/A        17.93
Janus Aspen Series Balanced -- Institutional Shares             2.31      5.49      4.40      8.83         8.86
Janus Aspen Series Worldwide Growth -- Institutional Shares     9.57      5.89      1.54      5.96         6.18
MainStay VP Balanced -- Service Class                           2.03       N/A       N/A       N/A         4.04
MainStay VP Bond -- Initial Class                              (3.39)    (0.03)     2.59      4.58         4.49
MainStay VP Capital Appreciation -- Initial Class              (3.49)     1.99     (1.60)     2.83         5.38
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.37%                                                        (3.34)    (0.81)    (0.26)     2.11         2.33
MainStay VP Common Stock -- Initial Class                       7.85      8.12      3.57      6.83         9.00
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.08)
MainStay VP Convertible -- Initial Class                        2.02      4.09      4.75      6.88         7.06
MainStay VP Developing Growth -- Initial Class                  4.07      6.58      3.28       N/A         0.70
MainStay VP Floating Rate -- Service Class                     (2.32)      N/A       N/A       N/A        (0.83)
MainStay VP Government -- Initial Class                        (3.85)    (0.37)     1.90      4.16         4.15
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.81
MainStay VP High Yield Corporate Bond -- Initial Class          3.53      5.57     10.36      7.37         8.39
MainStay VP ICAP Select Equity -- Initial Class(6)             10.64      8.39      4.38       N/A         3.68
MainStay VP Income & Growth -- Initial Class                    8.23      7.77      5.08       N/A         3.35
MainStay VP International Equity -- Initial Class              22.51     15.12     13.44      7.71         8.20
MainStay VP Large Cap Growth -- Initial Class                  (0.92)    (0.60)    (2.20)      N/A         3.11
MainStay VP Mid Cap Core -- Service Class                       6.09     13.94     11.44       N/A        17.26
MainStay VP Mid Cap Growth -- Service Class                     0.69     12.47      7.61       N/A        16.78
MainStay VP Mid Cap Value -- Initial Class                      5.47      8.82      7.05       N/A         6.18
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         1.51
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         3.36
MainStay VP S&P 500(5) Index -- Initial Class                   6.85      6.61      3.59      6.65         8.80
MainStay VP Small Cap Growth -- Initial Class                  (1.76)     2.94      2.42       N/A         1.34
MainStay VP Total Return -- Initial Class                       1.17      3.83      2.01      4.90         6.26
MainStay VP Value -- Initial Class                             10.23      8.51      4.86      5.97         8.06
MFS(R) Investors Trust Series -- Initial Class                  4.43      6.99      3.11      4.89         1.15
MFS(R) Research Series -- Initial Class                         2.08      7.81      3.02      4.30         1.84
MFS(R) Utilities Series -- Initial Class                       22.44     22.65     13.75     11.64        10.07
Neuberger Berman AMT Mid-Cap Growth -- Class I                  6.10     11.47      4.23       N/A         3.32
Royce Micro-Cap Portfolio -- Investment Class                  12.39     12.01     12.65     15.76        21.45
Royce Small-Cap Portfolio -- Investment Class                   6.97     13.14     11.79     14.06        11.69
T. Rowe Price Equity Income Portfolio                          10.32      8.93      6.88      8.52         6.14
Van Eck Worldwide Hard Assets                                  15.77     29.56     24.79      8.93        13.09
Van Kampen UIF Emerging Markets Equity -- Class I              28.23     28.00     23.07      8.53         8.35
Victory VIF Diversified Stock -- Class A Shares                 5.10      7.14      4.25       N/A         9.63
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.40%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $20,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $20,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% BY THE 6TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

* Effective December 4, 2006, New York Life is not accepting any new business in MainStay Plus Variable Annuity policies. New York Life will continue accepting additional premium payments in existing MainStay Plus Variable Annuity policies pursuant to the contract's guidelines. Policyholders can continue to reallocate their premiums within MainStay Plus Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Plus Variable Annuity was first offered for sale on May 1, 1995. The MainStay Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Initial Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00
Calvert Social Balanced Portfolio                               9/2/86      3/13/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/2/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00
MainStay VP Cash Management(3) -- Current 7-day yield is
  3.22%                                                        1/29/93      3/13/00
MainStay VP Common Stock -- Initial Class                      1/23/84      3/13/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      3/13/00
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      3/13/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00
MainStay VP ICAP Select Equity -- Initial Class(5)              5/1/98      3/13/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      3/13/00
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      3/13/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(4) Index -- Initial Class                  1/29/93      3/13/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00
MainStay VP Value -- Initial Class                              5/1/95      3/13/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                                                                  SINCE
                                                                                                                INVESTMENT
                                                                1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(2)
Alger American Small Capitalization -- Class O Shares         (0.31)    18.18     16.00      9.71      3.38        (0.87)
Calvert Social Balanced Portfolio                              0.22      7.10      5.90      3.83      4.67         0.53
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.75     17.53     13.75     13.29       N/A        11.39
Dreyfus IP Technology Growth -- Initial Shares                (1.07)     2.71      1.26     (1.64)      N/A         1.96
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.01     10.00     12.93     10.21      9.48         5.16
Fidelity(R) VIP Equity-Income -- Initial Class                 2.04     18.35     10.65      7.29      7.51         5.45
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.00)    10.68     16.44     13.74       N/A        16.58
Janus Aspen Series Balanced -- Institutional Shares            0.08      9.02      7.38      5.08      8.67         3.19
Janus Aspen Series Worldwide Growth -- Institutional Shares    0.94     16.39      7.77      2.31      5.81        (3.61)
MainStay VP Balanced -- Service Class                          0.52      8.73       N/A       N/A       N/A         7.94
MainStay VP Bond -- Initial Class                             (0.35)     2.95      2.01      3.33      4.43         4.66
MainStay VP Capital Appreciation -- Initial Class             (1.16)     2.85      4.03     (0.84)     2.68        (5.51)
MainStay VP Cash Management(3) -- Current 7-day yield is
  3.22%                                                        0.27      3.00      1.22      0.51      1.96         1.12
MainStay VP Common Stock -- Initial Class                      1.33     14.68      9.92      4.27      6.67        (0.89)
MainStay VP Conservative Allocation -- Service Class           0.57       N/A       N/A       N/A       N/A         6.18
MainStay VP Convertible -- Initial Class                      (0.35)     8.75      6.04      5.41      6.73         1.91
MainStay VP Developing Growth -- Initial Class                (0.18)    10.91      8.44      3.99       N/A         0.21
MainStay VP Floating Rate -- Service Class                     0.46      4.09       N/A       N/A       N/A         3.31
MainStay VP Government -- Initial Class                       (0.66)     2.46      1.67      2.66      4.01         3.76
MainStay VP Growth Allocation -- Service Class                 1.61       N/A       N/A       N/A       N/A         7.34
MainStay VP High Yield Corporate Bond -- Initial Class         1.18     10.32      7.47     10.86      7.21         7.49
MainStay VP ICAP Select Equity -- Initial Class(5)             2.75     17.48     10.17      5.06       N/A         3.66
MainStay VP Income & Growth -- Initial Class                   1.95     15.07      9.58      5.73       N/A         1.41
MainStay VP International Equity -- Initial Class              2.91     29.31     16.68     13.86      7.55         6.69
MainStay VP Large Cap Growth -- Initial Class                  0.25      5.59      1.43     (1.44)      N/A        (4.72)
MainStay VP Mid Cap Core -- Service Class                      0.93     12.92     15.53     11.91       N/A        14.19
MainStay VP Mid Cap Growth -- Service Class                   (0.51)     7.30     14.11      8.19       N/A        12.22
MainStay VP Mid Cap Value -- Initial Class                     0.84     12.31     10.59      7.64       N/A         6.55
MainStay VP Moderate Allocation -- Service Class               0.93       N/A       N/A       N/A       N/A         6.80
MainStay VP Moderate Growth Allocation -- Service Class        1.34       N/A       N/A       N/A       N/A         8.19
MainStay VP S&P 500(4) Index -- Initial Class                  1.24     13.68      8.46      4.28      6.49         0.06
MainStay VP Small Cap Growth -- Initial Class                 (0.92)     4.69      4.94      3.15       N/A         2.44
MainStay VP Total Return -- Initial Class                      0.53      7.82      5.79      2.77      4.74        (1.15)
MainStay VP Value -- Initial Class                             2.25     17.05     10.29      5.52      5.81         5.57
MFS(R) Investors Trust Series -- Initial Class                 0.24     11.26      8.83      3.82      4.73        (0.41)
MFS(R) Research Series -- Initial Class                        0.03      8.78      9.62      3.74      4.14        (2.89)
MFS(R) Utilities Series -- Initial Class                       1.46     29.25     23.99     14.17     11.47        15.02
Neuberger Berman AMT Mid-Cap Growth -- Class I                (0.35)    12.93     13.14      4.91       N/A         4.82
Royce Micro-Cap Portfolio -- Investment Class                  1.94     19.21     13.67     13.10     15.59        26.16
Royce Small-Cap Portfolio -- Investment Class                  0.28     13.80     14.77     12.25     13.89        12.45
T. Rowe Price Equity Income Portfolio                          1.83     17.14     10.69      7.47      8.36         7.31
Van Eck Worldwide Hard Assets                                 (3.69)    22.58     30.74     25.02      8.77        18.07
Van Kampen UIF Emerging Markets Equity -- Class I              6.35     35.04     29.22     23.32      8.37         7.85
Victory VIF Diversified Stock -- Class A Shares               (0.06)    11.71      8.76      4.72       N/A         9.87
------------------------------------------------------------------------------------
                                                                            Negative numbers appear in parentheses.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.55%. A POLICY SERVICE CHARGE OF $40 IS NOT INCLUDED IN THESE CHARGES BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000. NO SURRENDER CHARGES ARE ASSESSED UNDER THE MAINSTAY ACCESS VARIABLE ANNUITY. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THEREFORE, THE VALUES SHOWN ARE APPLICABLE IF THE POLICY IS SURRENDERED OR NOT SURRENDERED. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ACCESS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ACCESS* VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

* Effective October 14, 2002, New York Life is not accepting any new business in MainStay Access Variable Annuity policies and effective April 8, 2003, New York Life is not accepting any additional premiums payments in existing MainStay Access Variable Annuity policies. Policyholders can continue to reallocate their current premiums within MainStay Access Variable Annuity Investment Divisions and New York Life will continue to service existing policies.

(1) The MainStay Access Variable Annuity was first offered for sale on March 13, 2000. The MainStay Access Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    These classes/shares were discontinued for new sales June 1, 2003, except for Fidelity(R) VIP Mid Cap -- Service Class 2, which was added as an Investment Division on September 8, 2003, the Victory VIF Diversified
    Stock -- Class A Shares, which was added as an Investment Division on May 1, 2004, and MainStay VP Mid Cap Core -- Service Class and MainStay VP Mid Cap Growth -- Service Class, which were added on June 2, 2003 as Investment Divisions of NYLIAC Variable Annuity Separate Account III but not made available as an Investment Division available through the MainStay Access Variable Annuity until May 1, 2004.

    Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee, except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, MainStay VP Conservative Allocation, MainStay VP Growth Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose the 12b-1 fee.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(4) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(5) Formerly MainStay VP Basic Value  -- Initial Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.35)    17.83     15.66       N/A       N/A        19.30
Calvert Social Balanced Portfolio                              0.22      7.05      5.85      3.78      4.62         0.05
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.74     17.47     13.69     13.23       N/A        12.72
Dreyfus IP Technology Growth -- Service Shares                (1.20)     2.39      0.94     (1.94)      N/A         5.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.02)     9.67     12.58      9.88      9.22        15.10
Fidelity(R) VIP Equity-Income -- Service Class 2               2.02     18.03     10.32      6.98      7.25        12.63
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.00)    10.62     16.38     13.68       N/A        18.96
Janus Aspen Series Balanced -- Service Shares                  0.03      8.67      7.06      4.75       N/A         7.56
Janus Aspen Series Worldwide Growth -- Service Shares          0.90     16.07      7.45      2.00       N/A        10.30
MainStay VP Balanced -- Service Class                          0.52      8.67       N/A       N/A       N/A         7.89
MainStay VP Bond -- Service Class                             (0.37)     2.64      1.70      3.01      4.10         1.16
MainStay VP Capital Appreciation -- Service Class             (1.19)     2.54      3.71     (1.14)     2.35         6.61
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        0.27      2.95      1.17      0.46      1.91         0.98
MainStay VP Common Stock -- Service Class                      1.30     14.34      9.57      3.95      6.35        11.83
MainStay VP Conservative Allocation -- Service Class           0.56       N/A       N/A       N/A       N/A         6.45
MainStay VP Convertible -- Service Class                      (0.38)     8.42      5.72      5.10      6.41         7.72
MainStay VP Developing Growth -- Service Class                (0.21)    10.58      8.10      3.67       N/A        11.03
MainStay VP Floating Rate -- Service Class                     0.46      4.04       N/A       N/A       N/A         2.93
MainStay VP Government -- Service Class                       (0.68)     2.16      1.35      2.35      3.69         0.25
MainStay VP Growth Allocation -- Service Class                 1.60       N/A       N/A       N/A       N/A         8.50
MainStay VP High Yield Corporate Bond -- Service Class         1.16      9.99      7.14     10.53      6.89         9.77
MainStay VP ICAP Select Equity -- Service Class(6)             2.72     17.12      9.86      4.75       N/A        12.09
MainStay VP Income & Growth -- Service Class                   1.93     14.73      9.27      5.43       N/A        11.86
MainStay VP International Equity -- Service Class              2.89     28.93     16.35     13.53      7.23        18.31
MainStay VP Large Cap Growth -- Service Class                  0.23      5.28      1.13     (1.73)      N/A         3.89
MainStay VP Mid Cap Core -- Service Class                      0.93     12.86     15.48     11.85       N/A        17.95
MainStay VP Mid Cap Growth -- Service Class                   (0.51)     7.24     14.06      8.13       N/A        17.01
MainStay VP Mid Cap Value -- Service Class                     0.81     11.97     10.26      7.32       N/A        13.50
MainStay VP Moderate Allocation -- Service Class               0.93       N/A       N/A       N/A       N/A         6.93
MainStay VP Moderate Growth Allocation -- Service Class        1.34       N/A       N/A       N/A       N/A         8.54
MainStay VP S&P 500(5) Index -- Service Class                  1.21     13.34      8.12      3.97      6.16        10.21
MainStay VP Small Cap Growth -- Service Class                 (0.94)     4.38      4.62      2.85       N/A        10.14
MainStay VP Total Return -- Service Class                      0.51      7.50      5.46      2.45      4.41         6.62
MainStay VP Value -- Service Class                             2.23     16.70      9.96      5.20      5.49        12.56
MFS(R) Investors Trust Series -- Service Class                 0.24     10.91      8.51      3.52       N/A         9.81
MFS(R) Research Series -- Service Class                        0.03      8.45      9.30      3.44       N/A        10.51
MFS(R) Utilities Series -- Service Class                       1.44     28.89     23.63     13.85       N/A        25.51
Neuberger Berman AMT Mid-Cap Growth -- Class S                (0.35)    12.66     12.82       N/A       N/A        13.87
Royce Micro-Cap Portfolio -- Investment Class                  1.93     19.15     13.61     13.04     15.53        24.93
Royce Small-Cap Portfolio -- Investment Class                  0.27     13.74     14.71     12.20     13.83        13.65
T. Rowe Price Equity Income Portfolio -- II                    1.79     16.77     10.36       N/A       N/A        12.01
Van Eck Worldwide Hard Assets                                 (3.70)    22.52     30.68     24.95      8.72        18.66
Van Kampen UIF Emerging Markets Equity -- Class II             6.35     35.00     29.09       N/A       N/A        34.32
Victory VIF Diversified Stock -- Class A Shares               (0.06)    11.88      8.92      4.87       N/A        11.28
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.83     13.63       N/A       N/A        17.86
Calvert Social Balanced Portfolio                              (0.66)     3.41      2.54      4.62        (0.67)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        9.47     11.59     12.37       N/A         9.36
Dreyfus IP Technology Growth -- Service Shares                 (4.98)    (1.54)    (3.21)      N/A         3.24
Fidelity(R) VIP Contrafund(R) -- Service Class 2                1.77     10.43      8.90      9.22        13.51
Fidelity(R) VIP Equity-Income -- Service Class 2               10.03      8.08      5.88      7.25        10.93
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.66     14.37     12.83       N/A        17.30
Janus Aspen Series Balanced -- Service Shares                   0.84      4.68      3.57       N/A         5.65
Janus Aspen Series Worldwide Growth -- Service Shares           8.07      5.09      0.68       N/A         8.53
MainStay VP Balanced -- Service Class                           0.85       N/A       N/A       N/A         3.26
MainStay VP Bond -- Service Class                              (4.75)    (0.81)     1.74      4.10        (0.94)
MainStay VP Capital Appreciation -- Service Class              (4.84)     1.17     (2.42)     2.35         4.66
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        (4.46)    (1.32)    (0.84)     1.91         0.26
MainStay VP Common Stock -- Service Class                       6.34      7.31      2.72      6.35        10.12
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.21)
MainStay VP Convertible -- Service Class                        0.61      3.28      3.92      6.41         5.82
MainStay VP Developing Growth -- Service Class                  2.62      5.77      2.43       N/A         9.27
MainStay VP Floating Rate -- Service Class                     (3.46)      N/A       N/A       N/A        (1.60)
MainStay VP Government -- Service Class                        (5.20)    (1.14)     1.04      3.69        (1.83)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         0.68
MainStay VP High Yield Corporate Bond -- Service Class          2.07      4.76      9.58      6.89         7.97
MainStay VP ICAP Select Equity -- Service Class(6)              9.12      7.60      3.56       N/A        10.36
MainStay VP Income & Growth -- Service Class                    6.73      6.99      4.27       N/A        10.11
MainStay VP International Equity -- Service Class              20.93     14.34     12.68      7.23        16.82
MainStay VP Large Cap Growth -- Service Class                  (2.30)    (1.36)    (3.00)      N/A         1.80
MainStay VP Mid Cap Core -- Service Class                       4.86     13.44     10.95       N/A        16.46
MainStay VP Mid Cap Growth -- Service Class                    (0.48)    11.97      7.09       N/A        15.49
MainStay VP Mid Cap Value -- Service Class                      3.97      8.02      6.24       N/A        11.85
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.77)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.73
MainStay VP S&P 500(5) Index -- Service Class                   5.34      5.79      2.74      6.16         8.44
MainStay VP Small Cap Growth -- Service Class                  (3.13)     2.13      1.57       N/A         8.35
MainStay VP Total Return -- Service Class                      (0.24)     3.01      1.15      4.41         4.67
MainStay VP Value -- Service Class                              8.70      7.71      4.03      5.49        10.88
MFS(R) Investors Trust Series -- Service Class                  2.92      6.19      2.27       N/A         8.01
MFS(R) Research Series -- Service Class                         0.65      7.02      2.18       N/A         8.74
MFS(R) Utilities Series -- Service Class                       20.89     21.86     13.01       N/A        24.12
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.66     10.68       N/A       N/A        12.19
Royce Micro-Cap Portfolio -- Investment Class                  11.15     11.50     12.17     15.53        20.58
Royce Small-Cap Portfolio -- Investment Class                   5.74     12.65     11.30     13.83         9.03
T. Rowe Price Equity Income Portfolio -- II                     8.77      8.13       N/A       N/A        10.31
Van Eck Worldwide Hard Assets                                  14.52     29.09     24.37      8.72        18.32
Van Kampen UIF Emerging Markets Equity -- Class II             27.00     27.47       N/A       N/A        33.24
Victory VIF Diversified Stock -- Class A Shares                 3.88      6.63      3.69       N/A         8.69
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Calvert Social Balanced Portfolio                               9/2/86      7/10/00
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        1/29/93      7/10/00
MainStay VP Common Stock -- Initial Class                      1/23/84      7/10/00
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Developing Growth -- Initial Class                  5/1/98      7/10/00
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      7/10/00
MainStay VP Income & Growth -- Initial Class                    5/1/98      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      7/10/00
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/2/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      7/10/00
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/2/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
MFS(R) Utilities Series -- Initial Class                        1/3/95       7/2/01
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97       7/2/01
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.31)    18.12     15.94      9.65      3.33        (2.08)
Calvert Social Balanced Portfolio                              0.22      7.05      5.85      3.78      4.62         0.05
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.74     17.47     13.69     13.23       N/A        12.72
Dreyfus IP Technology Growth -- Initial Shares                (1.08)     2.66      1.21     (1.69)      N/A        (1.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.00      9.95     12.87     10.15      9.43         4.65
Fidelity(R) VIP Equity-Income -- Initial Class                 2.04     18.29     10.59      7.24      7.46         5.32
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.00)    10.62     16.38     13.68       N/A        18.96
Janus Aspen Series Balanced -- Institutional Shares            0.07      8.97      7.33      5.02      8.62         2.30
Janus Aspen Series Worldwide Growth -- Institutional Shares    0.94     16.33      7.72      2.26      5.75        (5.01)
MainStay VP Balanced -- Service Class                          0.52      8.67       N/A       N/A       N/A         7.89
MainStay VP Bond -- Initial Class                             (0.35)     2.90      1.96      3.27      4.37         4.42
MainStay VP Capital Appreciation -- Initial Class             (1.17)     2.79      3.98     (0.89)     2.62        (7.03)
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        0.27      2.95      1.17      0.46      1.91         0.98
MainStay VP Common Stock -- Initial Class                      1.32     14.62      9.86      4.21      6.62        (0.84)
MainStay VP Conservative Allocation -- Service Class           0.56       N/A       N/A       N/A       N/A         6.45
MainStay VP Convertible -- Initial Class                      (0.35)     8.69      5.99      5.35      6.67         1.27
MainStay VP Developing Growth -- Initial Class                (0.19)    10.85      8.38      3.94       N/A         0.26
MainStay VP Floating Rate -- Service Class                     0.46      4.04       N/A       N/A       N/A         2.93
MainStay VP Government -- Initial Class                       (0.66)     2.41      1.61      2.61      3.96         3.65
MainStay VP Growth Allocation -- Service Class                 1.60       N/A       N/A       N/A       N/A         8.50
MainStay VP High Yield Corporate Bond -- Initial Class         1.18     10.27      7.41     10.81      7.15         7.42
MainStay VP ICAP Select Equity -- Initial Class(6)             2.75     17.42     10.12      5.00       N/A         3.47
MainStay VP Income & Growth -- Initial Class                   1.95     15.02      9.52      5.68       N/A         1.12
MainStay VP International Equity -- Initial Class              2.91     29.25     16.63     13.81      7.49         6.72
MainStay VP Large Cap Growth -- Initial Class                  0.25      5.54      1.38     (1.49)      N/A        (7.19)
MainStay VP Mid Cap Core -- Service Class                      0.93     12.86     15.48     11.85       N/A        17.95
MainStay VP Mid Cap Growth -- Service Class                   (0.51)     7.24     14.06      8.13       N/A        17.01
MainStay VP Mid Cap Value -- Initial Class                     0.83     12.25     10.54      7.58       N/A         6.81
MainStay VP Moderate Allocation -- Service Class               0.93       N/A       N/A       N/A       N/A         6.93
MainStay VP Moderate Growth Allocation -- Service Class        1.34       N/A       N/A       N/A       N/A         8.54
MainStay VP S&P 500(5) Index -- Initial Class                  1.23     13.63      8.40      4.23      6.44        (0.40)
MainStay VP Small Cap Growth -- Initial Class                 (0.92)     4.64      4.88      3.10       N/A         1.82
MainStay VP Total Return -- Initial Class                      0.53      7.76      5.74      2.72      4.69        (1.88)
MainStay VP Value -- Initial Class                             2.25     16.99     10.24      5.46      5.76         5.03
MFS(R) Investors Trust Series -- Initial Class                 0.23     11.21      8.78      3.77      4.68        (0.71)
MFS(R) Research Series -- Initial Class                        0.03      8.73      9.56      3.69      4.09        (3.66)
MFS(R) Utilities Series -- Initial Class                       1.46     29.19     23.93     14.11     11.42         9.12
Neuberger Berman AMT Mid-Cap Growth -- Class I                (0.35)    12.88     13.09      4.86       N/A         4.63
Royce Micro-Cap Portfolio -- Investment Class                  1.93     19.15     13.61     13.04     15.53        24.93
Royce Small-Cap Portfolio -- Investment Class                  0.27     13.74     14.71     12.20     13.83        13.65
T. Rowe Price Equity Income Portfolio                          1.82     17.09     10.64      7.42      8.30         7.14
Van Eck Worldwide Hard Assets                                 (3.70)    22.52     30.68     24.95      8.72        18.66
Van Kampen UIF Emerging Markets Equity -- Class I              6.34     34.97     29.15     23.26      8.32        10.62
Victory VIF Diversified Stock -- Class A Shares               (0.06)    11.88      8.92      4.87       N/A        11.28
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          10.12     13.93      8.67      3.33        (2.79)
Calvert Social Balanced Portfolio                              (0.66)     3.41      2.54      4.62        (0.67)
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        9.47     11.59     12.37       N/A         9.36
Dreyfus IP Technology Growth -- Initial Shares                 (4.73)    (1.28)    (2.96)      N/A        (2.49)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  2.03     10.74      9.19      9.43         4.03
Fidelity(R) VIP Equity-Income -- Initial Class                 10.29      8.37      6.16      7.46         4.72
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.66     14.37     12.83       N/A        17.30
Janus Aspen Series Balanced -- Institutional Shares             1.12      4.96      3.85      8.62         1.60
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.33      5.37      0.94      5.75        (5.69)
MainStay VP Balanced -- Service Class                           0.85       N/A       N/A       N/A         3.26
MainStay VP Bond -- Initial Class                              (4.51)    (0.55)     2.01      4.37         3.79
MainStay VP Capital Appreciation -- Initial Class              (4.61)     1.45     (2.17)     2.62        (7.70)
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.17%                                                        (4.46)    (1.32)    (0.84)     1.91         0.26
MainStay VP Common Stock -- Initial Class                       6.62      7.61      3.00      6.62        (1.55)
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.21)
MainStay VP Convertible -- Initial Class                        0.87      3.56      4.19      6.67         0.53
MainStay VP Developing Growth -- Initial Class                  2.87      6.07      2.71       N/A        (0.46)
MainStay VP Floating Rate -- Service Class                     (3.46)      N/A       N/A       N/A        (1.60)
MainStay VP Government -- Initial Class                        (4.96)    (0.89)     1.31      3.96         2.98
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         0.68
MainStay VP High Yield Corporate Bond -- Initial Class          2.33      5.05      9.86      7.15         6.88
MainStay VP ICAP Select Equity -- Initial Class(6)              9.42      7.88      3.83       N/A         2.80
MainStay VP Income & Growth -- Initial Class                    7.02      7.25      4.53       N/A         0.39
MainStay VP International Equity -- Initial Class              21.25     14.63     12.96      7.49         6.17
MainStay VP Large Cap Growth -- Initial Class                  (2.06)    (1.12)    (2.76)      N/A        (7.86)
MainStay VP Mid Cap Core -- Service Class                       4.86     13.44     10.95       N/A        16.46
MainStay VP Mid Cap Growth -- Service Class                    (0.48)    11.97      7.09       N/A        15.49
MainStay VP Mid Cap Value -- Initial Class                      4.25      8.31      6.52       N/A         5.99
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.77)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.73
MainStay VP S&P 500(5) Index -- Initial Class                   5.63      6.09      3.02      6.44        (1.11)
MainStay VP Small Cap Growth -- Initial Class                  (2.89)     2.40      1.83       N/A         0.79
MainStay VP Total Return -- Initial Class                       0.00      3.30      1.43      4.69        (2.59)
MainStay VP Value -- Initial Class                              8.99      8.00      4.31      5.76         4.41
MFS(R) Investors Trust Series -- Initial Class                  3.21      6.47      2.54      4.68        (1.42)
MFS(R) Research Series -- Initial Class                         0.90      7.29      2.45      4.09        (4.35)
MFS(R) Utilities Series -- Initial Class                       21.19     22.17     13.28     11.42         8.37
Neuberger Berman AMT Mid-Cap Growth -- Class I                  4.88     10.96      3.67       N/A         3.69
Royce Micro-Cap Portfolio -- Investment Class                  11.15     11.50     12.17     15.53        20.58
Royce Small-Cap Portfolio -- Investment Class                   5.74     12.65     11.30     13.83         9.03
T. Rowe Price Equity Income Portfolio                           9.09      8.42      6.34      8.30         6.59
Van Eck Worldwide Hard Assets                                  14.52     29.09     24.37      8.72        18.32
Van Kampen UIF Emerging Markets Equity -- Class I              26.97     27.53     22.64      8.32        10.16
Victory VIF Diversified Stock -- Class A Shares                 3.88      6.63      3.69       N/A         8.69
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.60% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

(1) The MainStay Premium Plus Variable Annuity was first offered for sale on July 10, 2000. The AmSouth Premium Plus Variable Annuity was first offered for sale on January 18, 2001 and was renamed MainStay Premium Plus Variable Annuity on December 1, 2005. The MainStay Premium Plus Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Initial Class and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00338402 CV

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity -- Service Class(6)              6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.34)    18.01     15.84       N/A       N/A        19.46
Calvert Social Balanced Portfolio                              0.23      7.21      6.00      3.94      4.78         5.76
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.76     17.65     13.86     13.40       N/A        12.74
Dreyfus IP Technology Growth -- Service Shares                (1.19)     2.54      1.09     (1.79)      N/A         5.40
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.01)     9.83     12.75     10.04      9.38        15.85
Fidelity(R) VIP Equity-Income -- Service Class 2               2.03     18.21     10.48      7.14      7.41        12.99
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.99)    10.79     16.55     13.86       N/A        19.61
Janus Aspen Series Balanced -- Service Shares                  0.04      8.83      7.22      4.91       N/A         7.51
Janus Aspen Series Worldwide Growth -- Service Shares          0.91     16.24      7.61      2.15       N/A        10.44
MainStay VP Balanced -- Service Class                          0.53      8.84       N/A       N/A       N/A         8.06
MainStay VP Bond -- Service Class                             (0.36)     2.80      1.85      3.17      4.26         1.31
MainStay VP Capital Appreciation -- Service Class             (1.18)     2.69      3.86     (0.99)     2.50         6.40
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        0.28      3.11      1.32      0.61      2.06         0.65
MainStay VP Common Stock -- Service Class                      1.32     14.51      9.74      4.11      6.51        12.13
MainStay VP Conservative Allocation -- Service Class           0.57       N/A       N/A       N/A       N/A         5.85
MainStay VP Convertible -- Service Class                      (0.36)     8.58      5.88      5.25      6.57         7.57
MainStay VP Developing Growth -- Service Class                (0.20)    10.75      8.26      3.83       N/A        11.47
MainStay VP Floating Rate -- Service Class                     0.47      4.19       N/A       N/A       N/A         3.07
MainStay VP Government -- Service Class                       (0.67)     2.31      1.50      2.50      3.84         0.56
MainStay VP Growth Allocation -- Service Class                 1.61       N/A       N/A       N/A       N/A        10.75
MainStay VP High Yield Corporate Bond -- Service Class         1.17     10.16      7.30     10.70      7.05        10.22
MainStay VP ICAP Select Equity -- Service Class(6)             2.74     17.30     10.02      4.91       N/A        12.17
MainStay VP Income & Growth -- Service Class                   1.94     14.90      9.43      5.59       N/A        11.72
MainStay VP International Equity -- Service Class              2.90     29.12     16.52     13.70      7.39        18.52
MainStay VP Large Cap Growth -- Service Class                  0.24      5.44      1.28     (1.58)      N/A         4.04
MainStay VP Mid Cap Core -- Service Class                      0.94     13.03     15.65     12.02       N/A        18.13
MainStay VP Mid Cap Growth -- Service Class                   (0.50)     7.40     14.23      8.30       N/A        17.19
MainStay VP Mid Cap Value -- Service Class                     0.83     12.14     10.43      7.48       N/A        13.25
MainStay VP Moderate Allocation -- Service Class               0.94       N/A       N/A       N/A       N/A         7.60
MainStay VP Moderate Growth Allocation -- Service Class        1.35       N/A       N/A       N/A       N/A         9.66
MainStay VP S&P 500(5) Index -- Service Class                  1.23     13.51      8.29      4.12      6.32        10.49
MainStay VP Small Cap Growth -- Service Class                 (0.93)     4.54      4.78      3.00       N/A         9.45
MainStay VP Total Return -- Service Class                      0.52      7.66      5.62      2.61      4.57         7.11
MainStay VP Value -- Service Class                             2.24     16.88     10.12      5.36      5.65        13.31
MFS(R) Investors Trust Series -- Service Class                 0.25     11.07      8.67      3.67       N/A        10.11
MFS(R) Research Series -- Service Class                        0.04      8.62      9.47      3.59       N/A        10.19
MFS(R) Utilities Series -- Service Class                       1.45     29.08     23.81     14.02       N/A        25.31
Neuberger Berman AMT Mid-Cap Growth -- Class S                (0.34)    12.83     12.99       N/A       N/A        15.01
Royce Micro-Cap Portfolio -- Investment Class                  1.94     19.33     13.78     13.21     15.70        23.28
Royce Small-Cap Portfolio -- Investment Class                  0.28     13.91     14.88     12.36     14.00        14.40
T. Rowe Price Equity Income Portfolio -- II                    1.80     16.94     10.53       N/A       N/A        12.39
Van Eck Worldwide Hard Assets                                 (3.69)    22.71     30.87     25.14      8.88        23.93
Van Kampen UIF Emerging Markets Equity -- Class II             6.36     35.20     29.28       N/A       N/A        35.48
Victory VIF Diversified Stock -- Class A Shares               (0.05)    12.05      9.09      5.03       N/A        10.64
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          11.01     14.07       N/A       N/A        18.38
Calvert Social Balanced Portfolio                               0.46      3.89      2.89      4.78         4.67
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       10.65     12.03     12.67       N/A         9.81
Dreyfus IP Technology Growth -- Service Shares                 (3.92)    (1.08)    (2.88)      N/A         3.91
Fidelity(R) VIP Contrafund(R) -- Service Class 2                2.91     10.88      9.21      9.38        14.69
Fidelity(R) VIP Equity-Income -- Service Class 2               11.21      8.54      6.21      7.41        11.75
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.81     14.81     13.13       N/A        18.40
Janus Aspen Series Balanced -- Service Shares                   1.97      5.15      3.90       N/A         6.10
Janus Aspen Series Worldwide Growth -- Service Shares           9.24      5.55      1.02       N/A         9.11
MainStay VP Balanced -- Service Class                           1.98       N/A       N/A       N/A         4.01
MainStay VP Bond -- Service Class                              (3.68)    (0.34)     2.08      4.26        (0.25)
MainStay VP Capital Appreciation -- Service Class              (3.78)     1.65     (2.08)     2.50         4.94
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        (3.39)    (0.86)    (0.50)     2.06        (0.56)
MainStay VP Common Stock -- Service Class                       7.51      7.77      3.06      6.51        10.86
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.82)
MainStay VP Convertible -- Service Class                        1.74      3.76      4.26      6.57         6.16
MainStay VP Developing Growth -- Service Class                  3.77      6.24      2.78       N/A        10.19
MainStay VP Floating Rate -- Service Class                     (2.37)      N/A       N/A       N/A        (0.88)
MainStay VP Government -- Service Class                        (4.13)    (0.68)     1.39      3.84        (0.99)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.77
MainStay VP High Yield Corporate Bond -- Service Class          3.22      5.23      9.89      7.05         8.89
MainStay VP ICAP Select Equity -- Service Class(6)             10.30      8.06      3.90       N/A        10.89
MainStay VP Income & Growth -- Service Class                    7.90      7.45      4.60       N/A        10.43
MainStay VP International Equity -- Service Class              22.12     14.78     12.97      7.39        17.42
MainStay VP Large Cap Growth -- Service Class                  (1.20)    (0.89)    (2.67)      N/A         2.50
MainStay VP Mid Cap Core -- Service Class                       6.03     13.88     11.25       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                     0.64     12.41      7.41       N/A        16.06
MainStay VP Mid Cap Value -- Service Class                      5.14      8.48      6.56       N/A        12.02
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         0.82
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         2.76
MainStay VP S&P 500(5) Index -- Service Class                   6.51      6.26      3.08      6.32         9.18
MainStay VP Small Cap Growth -- Service Class                  (2.05)     2.61      1.92       N/A         8.10
MainStay VP Total Return -- Service Class                       0.88      3.49      1.50      4.57         5.69
MainStay VP Value -- Service Class                              9.88      8.17      4.37      5.65        12.08
MFS(R) Investors Trust Series -- Service Class                  4.08      6.66      2.61       N/A         8.77
MFS(R) Research Series -- Service Class                         1.77      7.48      2.53       N/A         8.85
MFS(R) Utilities Series -- Service Class                       22.08     22.27     13.30       N/A        24.30
Neuberger Berman AMT Mid-Cap Growth -- Class S                  5.83     11.13       N/A       N/A        13.79
Royce Micro-Cap Portfolio -- Investment Class                  12.33     11.95     12.47     15.70        19.55
Royce Small-Cap Portfolio -- Investment Class                   6.91     13.08     11.60     14.00        10.49
T. Rowe Price Equity Income Portfolio -- II                     9.94      8.58       N/A       N/A        11.12
Van Eck Worldwide Hard Assets                                  15.71     29.49     24.65      8.88        23.33
Van Kampen UIF Emerging Markets Equity -- Class II             28.20     27.87       N/A       N/A        34.70
Victory VIF Diversified Stock -- Class A Shares                 5.05      7.09      4.02       N/A         8.38
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced Portfolio                               9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity -- Initial Class(6)              5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.30)    18.29     16.12      9.82      3.48        13.67
Calvert Social Balanced Portfolio                              0.23      7.21      6.00      3.94      4.78         5.76
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.76     17.65     13.86     13.40       N/A        12.74
Dreyfus IP Technology Growth -- Initial Shares                (1.07)     2.81      1.36     (1.54)      N/A         2.27
Fidelity(R) VIP Contrafund(R) -- Initial Class                 0.01     10.11     13.04     10.32      9.59        10.38
Fidelity(R) VIP Equity-Income -- Initial Class                 2.05     18.47     10.76      7.40      7.62         7.94
Fidelity(R) VIP Mid Cap -- Service Class 2                    (0.99)    10.79     16.55     13.86       N/A        19.61
Janus Aspen Series Balanced -- Institutional Shares            0.09      9.13      7.49      5.18      8.78         5.54
Janus Aspen Series Worldwide Growth -- Institutional Shares    0.95     16.51      7.88      2.41      5.91         3.91
MainStay VP Balanced -- Service Class                          0.53      8.84       N/A       N/A       N/A         8.06
MainStay VP Bond -- Initial Class                             (0.34)     3.05      2.11      3.43      4.53         3.67
MainStay VP Capital Appreciation -- Initial Class             (1.16)     2.95      4.13     (0.74)     2.78         1.16
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        0.28      3.11      1.32      0.61      2.06         0.65
MainStay VP Common Stock -- Initial Class                      1.34     14.80     10.03      4.37      6.78         6.52
MainStay VP Conservative Allocation -- Service Class           0.57       N/A       N/A       N/A       N/A         5.85
MainStay VP Convertible -- Initial Class                      (0.34)     8.85      6.15      5.51      6.83         6.47
MainStay VP Developing Growth -- Initial Class                (0.18)    11.02      8.55      4.09       N/A         6.74
MainStay VP Floating Rate -- Service Class                     0.47      4.19       N/A       N/A       N/A         3.07
MainStay VP Government -- Initial Class                       (0.65)     2.57      1.77      2.76      4.11         2.80
MainStay VP Growth Allocation -- Service Class                 1.61       N/A       N/A       N/A       N/A        10.75
MainStay VP High Yield Corporate Bond -- Initial Class         1.19     10.43      7.57     10.97      7.31        10.94
MainStay VP ICAP Select Equity -- Initial Class(6)             2.76     17.59     10.29      5.16       N/A         6.28
MainStay VP Income & Growth -- Initial Class                   1.96     15.19      9.69      5.83       N/A         6.93
MainStay VP International Equity -- Initial Class              2.92     29.44     16.80     13.98      7.65        13.68
MainStay VP Large Cap Growth -- Initial Class                  0.26      5.70      1.53     (1.34)      N/A         0.92
MainStay VP Mid Cap Core -- Service Class                      0.94     13.03     15.65     12.02       N/A        18.13
MainStay VP Mid Cap Growth -- Service Class                   (0.50)     7.40     14.23      8.30       N/A        17.19
MainStay VP Mid Cap Value -- Initial Class                     0.85     12.42     10.71      7.75       N/A         7.47
MainStay VP Moderate Allocation -- Service Class               0.94       N/A       N/A       N/A       N/A         7.60
MainStay VP Moderate Growth Allocation -- Service Class        1.35       N/A       N/A       N/A       N/A         9.66
MainStay VP S&P 500(5) Index -- Initial Class                  1.25     13.80      8.57      4.39      6.60         6.28
MainStay VP Small Cap Growth -- Initial Class                 (0.91)     4.80      5.04      3.26       N/A         4.01
MainStay VP Total Return -- Initial Class                      0.54      7.92      5.90      2.87      4.84         4.43
MainStay VP Value -- Initial Class                             2.26     17.17     10.40      5.62      5.92         5.75
MFS(R) Investors Trust Series -- Initial Class                 0.25     11.37      8.94      3.93      4.84         5.23
MFS(R) Research Series -- Initial Class                        0.04      8.89      9.72      3.85      4.24         5.51
MFS(R) Utilities Series -- Initial Class                       1.47     29.38     24.12     14.28     11.59        24.54
Neuberger Berman AMT Mid-Cap Growth -- Class I                (0.34)    13.05     13.26      5.01       N/A        13.75
Royce Micro-Cap Portfolio -- Investment Class                  1.94     19.33     13.78     13.21     15.70        23.28
Royce Small-Cap Portfolio -- Investment Class                  0.28     13.91     14.88     12.36     14.00        14.40
T. Rowe Price Equity Income Portfolio                          1.84     17.26     10.80      7.58      8.47         7.26
Van Eck Worldwide Hard Assets                                 (3.69)    22.71     30.87     25.14      8.88        23.93
Van Kampen UIF Emerging Markets Equity -- Class I              6.35     35.17     29.34     23.44      8.48        22.04
Victory VIF Diversified Stock -- Class A Shares               (0.05)    12.05      9.09      5.03       N/A        10.64
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                       1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          11.29     14.36      8.98      3.48        12.83
Calvert Social Balanced Portfolio                               0.46      3.89      2.89      4.78         4.67
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       10.65     12.03     12.67       N/A         9.81
Dreyfus IP Technology Growth -- Initial Shares                 (3.67)    (0.82)    (2.63)      N/A         1.05
Fidelity(R) VIP Contrafund(R) -- Initial Class                  3.18     11.18      9.50      9.59         9.46
Fidelity(R) VIP Equity-Income -- Initial Class                 11.47      8.82      6.48      7.62         6.93
Fidelity(R) VIP Mid Cap -- Service Class 2                      3.81     14.81     13.13       N/A        18.40
Janus Aspen Series Balanced -- Institutional Shares             2.25      5.43      4.18      8.78         4.45
Janus Aspen Series Worldwide Growth -- Institutional Shares     9.51      5.83      1.30      5.91         2.76
MainStay VP Balanced -- Service Class                           1.98       N/A       N/A       N/A         4.01
MainStay VP Bond -- Initial Class                              (3.44)    (0.08)     2.36      4.53         2.51
MainStay VP Capital Appreciation -- Initial Class              (3.54)     1.94     (1.83)     2.78        (0.04)
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.32%                                                        (3.39)    (0.86)    (0.50)     2.06        (0.56)
MainStay VP Common Stock -- Initial Class                       7.80      8.06      3.34      6.78         5.48
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (0.82)
MainStay VP Convertible -- Initial Class                        2.00      4.03      4.53      6.83         5.42
MainStay VP Developing Growth -- Initial Class                  4.03      6.53      3.05       N/A         5.69
MainStay VP Floating Rate -- Service Class                     (2.37)      N/A       N/A       N/A        (0.88)
MainStay VP Government -- Initial Class                        (3.90)    (0.42)     1.66      4.11         1.60
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A         3.77
MainStay VP High Yield Corporate Bond -- Initial Class          3.47      5.52     10.17      7.31        10.04
MainStay VP ICAP Select Equity -- Initial Class(6)             10.59      8.33      4.16       N/A         5.72
MainStay VP Income & Growth -- Initial Class                    8.19      7.71      4.86       N/A         5.90
MainStay VP International Equity -- Initial Class              22.44     15.06     13.26      7.65        12.84
MainStay VP Large Cap Growth -- Initial Class                  (0.96)    (0.65)    (2.43)      N/A        (0.29)
MainStay VP Mid Cap Core -- Service Class                       6.03     13.88     11.25       N/A        17.02
MainStay VP Mid Cap Growth -- Service Class                     0.64     12.41      7.41       N/A        16.06
MainStay VP Mid Cap Value -- Initial Class                      5.42      8.77      6.84       N/A         6.45
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A         0.82
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         2.76
MainStay VP S&P 500(5) Index -- Initial Class                   6.80      6.55      3.36      6.60         5.23
MainStay VP Small Cap Growth -- Initial Class                  (1.81)     2.88      2.18       N/A         2.86
MainStay VP Total Return -- Initial Class                       1.12      3.78      1.78      4.84         3.30
MainStay VP Value -- Initial Class                             10.17      8.45      4.64      5.92         4.67
MFS(R) Investors Trust Series -- Initial Class                  4.37      6.94      2.88      4.84         4.14
MFS(R) Research Series -- Initial Class                         2.03      7.75      2.79      4.24         4.41
MFS(R) Utilities Series -- Initial Class                       22.38     22.58     13.57     11.59        23.88
Neuberger Berman AMT Mid-Cap Growth -- Class I                  6.05     11.41      4.01       N/A        12.87
Royce Micro-Cap Portfolio -- Investment Class                  12.33     11.95     12.47     15.70        19.55
Royce Small-Cap Portfolio -- Investment Class                   6.91     13.08     11.60     14.00        10.49
T. Rowe Price Equity Income Portfolio                          10.26      8.87      6.67      8.47         6.23
Van Eck Worldwide Hard Assets                                  15.71     29.49     24.65      8.88        23.33
Van Kampen UIF Emerging Markets Equity -- Class I              28.17     27.93     22.92      8.48        21.41
Victory VIF Diversified Stock -- Class A Shares                 5.05      7.09      4.02       N/A         8.38
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.45%. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $50,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $50,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 7%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 7TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

(1) The MainStay Plus II Variable Annuity was first offered for sale on May 10, 2002. The MainStay Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only.

    FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

    FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative Allocation -- Service Class, MainStay VP Growth
    Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

    Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Initial Class and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

SMRU # 00338402 CV

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)                               6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.37)    17.54     15.37       N/A       N/A        18.98
Calvert Social Balanced Portfolio                              0.20      6.78      5.58      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.72     17.18     13.41     12.95       N/A        13.21
Dreyfus IP Technology Growth -- Service Shares                (1.22)     2.13      0.69     (2.18)      N/A         5.06
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.04)     9.39     12.30      9.60      8.94        14.63
Fidelity(R) VIP Equity-Income -- Service Class 2               1.99     17.74     10.04      6.71      6.98        13.09
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.02)    10.35     16.09     13.40       N/A        18.16
Janus Aspen Series Balanced -- Service Shares                  0.01      8.40      6.79      4.49       N/A         7.12
Janus Aspen Series Worldwide Growth -- Service Shares          0.88     15.78      7.18      1.74       N/A        10.29
MainStay VP Balanced -- Service Class                          0.49      8.40       N/A       N/A       N/A         7.97
MainStay VP Bond -- Service Class                             (0.39)     2.39      1.44      2.76      3.84         0.72
MainStay VP Capital Appreciation -- Service Class             (1.21)     2.28      3.45     (1.39)     2.10         5.92
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                        0.25      2.69      0.91      0.21      1.66         0.29
MainStay VP Common Stock -- Service Class                      1.28     14.06      9.30      3.69      6.08        11.82
MainStay VP Conservative Allocation -- Service Class           0.54       N/A       N/A       N/A       N/A         5.95
MainStay VP Convertible -- Service Class                      (0.40)     8.15      5.46      4.83      6.14         7.14
MainStay VP Developing Growth -- Service Class                (0.23)    10.31      7.83      3.42       N/A        10.64
MainStay VP Floating Rate -- Service Class                     0.43      3.78       N/A       N/A       N/A         3.90
MainStay VP Government -- Service Class                       (0.71)     1.90      1.10      2.09      3.43         0.16
MainStay VP Growth Allocation -- Service Class                 1.58       N/A       N/A       N/A       N/A         7.69
MainStay VP High Yield Corporate Bond -- Service Class         1.14      9.72      6.87     10.26      6.62         9.58
MainStay VP ICAP Select Equity(6)                              2.70     16.83      9.58      4.49       N/A        11.96
MainStay VP Income & Growth -- Service Class                   1.91     14.44      8.99      5.16       N/A        11.00
MainStay VP International Equity -- Service Class              2.86     28.61     16.06     13.25      6.96        17.35
MainStay VP Large Cap Growth -- Service Class                  0.21      5.02      0.88     (1.98)      N/A         2.86
MainStay VP Mid Cap Core -- Service Class                      0.90     12.58     15.19     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                   (0.54)     6.98     13.77      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Service Class                     0.79     11.69      9.99      7.05       N/A        12.79
MainStay VP Moderate Allocation -- Service Class               0.91       N/A       N/A       N/A       N/A         7.04
MainStay VP Moderate Growth Allocation -- Service Class        1.32       N/A       N/A       N/A       N/A         6.75
MainStay VP S&P 500(5) Index -- Service Class                  1.19     13.06      7.85      3.71      5.90        10.32
MainStay VP Small Cap Growth -- Service Class                 (0.96)     4.12      4.36      2.59       N/A         8.72
MainStay VP Total Return -- Service Class                      0.48      7.23      5.20      2.20      4.15         6.05
MainStay VP Value -- Service Class                             2.20     16.41      9.68      4.94      5.23        12.93
MFS(R) Investors Trust Series -- Service Class                 0.21     10.63      8.24      3.26       N/A         9.93
MFS(R) Research Series -- Service Class                        0.01      8.18      9.03      3.18       N/A        11.19
MFS(R) Utilities Series -- Service Class                       1.42     28.57     23.32     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S                (0.37)    12.38     12.54       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                  1.91     18.86     13.33     12.76     15.24        23.19
Royce Small-Cap Portfolio -- Investment Class                  0.25     13.46     14.42     11.92     13.55        11.90
T. Rowe Price Equity Income Portfolio -- II                    1.77     16.48     10.09       N/A       N/A        11.70
Van Eck Worldwide Hard Assets                                 (3.72)    22.22     30.35     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class II             6.33     34.66     28.77       N/A       N/A        30.14
Victory VIF Diversified Stock -- Class A Shares               (0.08)    11.60      8.65      4.61       N/A        11.18
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.54     13.59       N/A       N/A        18.98
Calvert Social Balanced Portfolio                              (0.90)     3.45      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        9.18     11.56     12.95       N/A         9.55
Dreyfus IP Technology Growth -- Service Shares                 (5.22)    (1.47)    (2.18)      N/A         5.06
Fidelity(R) VIP Contrafund(R) -- Service Class 2                1.52     10.42      9.60      8.94        14.63
Fidelity(R) VIP Equity-Income -- Service Class 2                9.74      8.08      6.71      6.98        13.09
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.40     14.33     13.40       N/A        18.16
Janus Aspen Series Balanced -- Service Shares                   0.59      4.70      4.49       N/A         7.12
Janus Aspen Series Worldwide Growth -- Service Shares           7.78      5.11      1.74       N/A        10.29
MainStay VP Balanced -- Service Class                           0.60       N/A       N/A       N/A         3.25
MainStay VP Bond -- Service Class                              (4.98)    (0.74)     2.76      3.84         0.72
MainStay VP Capital Appreciation -- Service Class              (5.08)     1.23     (1.39)     2.10         5.92
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                        (4.70)    (1.25)     0.21      1.66         0.29
MainStay VP Common Stock -- Service Class                       6.06      7.31      3.69      6.08        11.82
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.68)
MainStay VP Convertible -- Service Class                        0.36      3.32      4.83      6.14         7.14
MainStay VP Developing Growth -- Service Class                  2.36      5.79      3.42       N/A        10.64
MainStay VP Floating Rate -- Service Class                     (3.70)      N/A       N/A       N/A        (0.77)
MainStay VP Government -- Service Class                        (5.43)    (1.07)     2.09      3.43         0.16
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.06)
MainStay VP High Yield Corporate Bond -- Service Class          1.82      4.79     10.26      6.62         9.58
MainStay VP ICAP Select Equity(6)                               8.83      7.60      4.49       N/A        11.96
MainStay VP Income & Growth -- Service Class                    6.44      6.99      5.16       N/A        11.00
MainStay VP International Equity -- Service Class              20.61     14.30     13.25      6.96        17.35
MainStay VP Large Cap Growth -- Service Class                  (2.54)    (1.29)    (1.98)      N/A         2.86
MainStay VP Mid Cap Core -- Service Class                       4.58     13.40     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                    (0.73)    11.94      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Service Class                      3.69      8.02      7.05       N/A        12.79
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.66)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (0.94)
MainStay VP S&P 500(5) Index -- Service Class                   5.06      5.81      3.71      5.90        10.32
MainStay VP Small Cap Growth -- Service Class                  (3.38)     2.17      2.59       N/A         8.72
MainStay VP Total Return -- Service Class                      (0.49)     3.05      2.20      4.15         6.05
MainStay VP Value -- Service Class                              8.41      7.71      4.94      5.23        12.93
MFS(R) Investors Trust Series -- Service Class                  2.67      6.21      3.26       N/A         9.93
MFS(R) Research Series -- Service Class                         0.40      7.03      3.18       N/A        11.19
MFS(R) Utilities Series -- Service Class                       20.57     21.77     13.57       N/A        25.21
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.38     10.67       N/A       N/A        14.08
Royce Micro-Cap Portfolio -- Investment Class                  10.86     11.48     12.76     15.24        18.62
Royce Small-Cap Portfolio -- Investment Class                   5.46     12.61     11.92     13.55         6.88
T. Rowe Price Equity Income Portfolio -- II                     8.48      8.13       N/A       N/A        11.70
Van Eck Worldwide Hard Assets                                  14.22     28.96     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class II             26.66     27.35       N/A       N/A        30.14
Victory VIF Diversified Stock -- Class A Shares                 3.60      6.64      4.61       N/A         8.65
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Calvert Social Balanced Portfolio                               9/2/86      5/10/02
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                        1/29/93      5/10/02
MainStay VP Common Stock -- Initial Class                      1/23/84      5/10/02
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Developing Growth -- Initial Class                  5/1/98      5/10/02
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
MainStay VP ICAP Select Equity --Initial Class(6)               5/1/98      5/10/02
MainStay VP Income & Growth -- Initial Class                    5/1/98      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Large Cap Growth -- Initial Class                   5/1/98      5/10/02
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Initial Class                      7/2/01      5/10/02
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Initial Class                  1/29/93      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
MFS(R) Utilities Series -- Initial Class                        1/3/95      5/10/02
Neuberger Berman AMT Mid-Cap Growth -- Class I                 11/3/97      5/10/02
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                      1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares         (0.33)    17.82     15.66      9.38      3.07        20.45
Calvert Social Balanced Portfolio                              0.20      6.78      5.58      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.72     17.18     13.41     12.95       N/A        13.21
Dreyfus IP Technology Growth -- Initial Shares                (1.10)     2.40      0.95     (1.94)      N/A        10.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                (0.02)     9.67     12.59      9.88      9.15        14.91
Fidelity(R) VIP Equity-Income -- Initial Class                 2.02     18.00     10.32      6.97      7.19         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.02)    10.35     16.09     13.40       N/A        18.16
Janus Aspen Series Balanced -- Institutional Shares            0.05      8.69      7.06      4.76      8.35         6.27
Janus Aspen Series Worldwide Growth -- Institutional Shares    0.91     16.04      7.45      2.00      5.49        10.61
MainStay VP Balanced -- Service Class                          0.49      8.40       N/A       N/A       N/A         7.97
MainStay VP Bond -- Initial Class                             (0.37)     2.64      1.71      3.02      4.11         2.91
MainStay VP Capital Appreciation -- Initial Class             (1.19)     2.54      3.72     (1.13)     2.37         5.85
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                        0.25      2.69      0.91      0.21      1.66         0.29
MainStay VP Common Stock -- Initial Class                      1.30     14.34      9.59      3.95      6.35         9.41
MainStay VP Conservative Allocation -- Service Class           0.54       N/A       N/A       N/A       N/A         5.95
MainStay VP Convertible -- Initial Class                      (0.38)     8.42      5.72      5.09      6.41         9.06
MainStay VP Developing Growth -- Initial Class                (0.21)    10.58      8.11      3.68       N/A        13.54
MainStay VP Floating Rate -- Service Class                     0.43      3.78       N/A       N/A       N/A         3.90
MainStay VP Government -- Initial Class                       (0.68)     2.16      1.36      2.35      3.70         2.05
MainStay VP Growth Allocation -- Service Class                 1.58       N/A       N/A       N/A       N/A         7.69
MainStay VP High Yield Corporate Bond -- Initial Class         1.16      9.99      7.15     10.53      6.89        12.45
MainStay VP ICAP Select Equity --Initial Class(6)              2.73     17.13      9.85      4.74       N/A        15.64
MainStay VP Income & Growth -- Initial Class                   1.93     14.73      9.25      5.41       N/A        12.05
MainStay VP International Equity -- Initial Class              2.89     28.93     16.33     13.52      7.23        16.93
MainStay VP Large Cap Growth -- Initial Class                  0.23      5.28      1.12     (1.74)      N/A         5.69
MainStay VP Mid Cap Core -- Service Class                      0.90     12.58     15.19     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                   (0.54)     6.98     13.77      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Initial Class                     0.81     11.97     10.26      7.32       N/A         7.45
MainStay VP Moderate Allocation -- Service Class               0.91       N/A       N/A       N/A       N/A         7.04
MainStay VP Moderate Growth Allocation -- Service Class        1.32       N/A       N/A       N/A       N/A         6.75
MainStay VP S&P 500(5) Index -- Initial Class                  1.21     13.34      8.13      3.97      6.17        10.92
MainStay VP Small Cap Growth -- Initial Class                 (0.94)     4.38      4.62      2.85       N/A         6.41
MainStay VP Total Return -- Initial Class                      0.51      7.49      5.48      2.46      4.43         7.76
MainStay VP Value -- Initial Class                             2.23     16.70      9.96      5.20      5.50         7.53
MFS(R) Investors Trust Series -- Initial Class                 0.21     10.93      8.50      3.51      4.42        12.73
MFS(R) Research Series -- Initial Class                        0.01      8.46      9.29      3.43      3.83        11.22
MFS(R) Utilities Series -- Initial Class                       1.44     28.87     23.62     13.83     11.14        25.58
Neuberger Berman AMT Mid-Cap Growth -- Class I                (0.37)    12.60     12.81      4.59       N/A        13.58
Royce Micro-Cap Portfolio -- Investment Class                  1.91     18.86     13.33     12.76     15.24        23.19
Royce Small-Cap Portfolio -- Investment Class                  0.25     13.46     14.42     11.92     13.55        11.90
T. Rowe Price Equity Income Portfolio                          1.80     16.79     10.36      7.15      8.04         7.47
Van Eck Worldwide Hard Assets                                 (3.72)    22.22     30.35     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class I              6.32     34.64     28.83     22.95      8.05        35.04
Victory VIF Diversified Stock -- Class A Shares               (0.08)    11.60      8.65      4.61       N/A        11.18
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                              ASSUMING SURRENDER(%)
                                                                                                           SINCE
                                                                                                         INVESTMENT
FOR POLICIES PURCHASED BEFORE JUNE 2, 2003                                   3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       1 YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares            9.82      13.88      9.38      3.07        20.45
Calvert Social Balanced Portfolio                               (0.90)      3.45      3.52      4.36         8.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                         9.18      11.56     12.95       N/A         9.55
Dreyfus IP Technology Growth -- Initial Shares                  (4.97)     (1.21)    (1.94)      N/A        10.51
Fidelity(R) VIP Contrafund(R) -- Initial Class                   1.78      10.72      9.88      9.15        14.91
Fidelity(R) VIP Equity-Income -- Initial Class                  10.00       8.37      6.97      7.19         7.86
Fidelity(R) VIP Mid Cap -- Service Class 2                       2.40      14.33     13.40       N/A        18.16
Janus Aspen Series Balanced -- Institutional Shares              0.87       4.99      4.76      8.35         6.27
Janus Aspen Series Worldwide Growth -- Institutional Shares      8.04       5.39      2.00      5.49        10.61
MainStay VP Balanced -- Service Class                            0.60        N/A       N/A       N/A         3.25
MainStay VP Bond -- Initial Class                               (4.75)     (0.48)     3.02      4.11         2.91
MainStay VP Capital Appreciation -- Initial Class               (4.84)      1.50     (1.13)     2.37         5.85
MainStay VP Cash Management(4) -- Current 7-day yield is
  2.91%                                                         (4.70)     (1.25)     0.21      1.66         0.29
MainStay VP Common Stock -- Initial Class                        6.34       7.61      3.95      6.35         9.41
MainStay VP Conservative Allocation -- Service Class              N/A        N/A       N/A       N/A        (1.68)
MainStay VP Convertible -- Initial Class                         0.61       3.59      5.09      6.41         9.06
MainStay VP Developing Growth -- Initial Class                   2.62       6.08      3.68       N/A        13.54
MainStay VP Floating Rate -- Service Class                      (3.70)       N/A       N/A       N/A        (0.77)
MainStay VP Government -- Initial Class                         (5.20)     (0.81)     2.35      3.70         2.05
MainStay VP Growth Allocation -- Service Class                    N/A        N/A       N/A       N/A        (0.06)
MainStay VP High Yield Corporate Bond -- Initial Class           2.07       5.07     10.53      6.89        12.45
MainStay VP ICAP Select Equity --Initial Class(6)                9.13       7.88      4.74       N/A        15.64
MainStay VP Income & Growth -- Initial Class                     6.73       7.26      5.41       N/A        12.05
MainStay VP International Equity -- Initial Class               20.93      14.58     13.52      7.23        16.93
MainStay VP Large Cap Growth -- Initial Class                   (2.30)     (1.05)    (1.74)      N/A         5.69
MainStay VP Mid Cap Core -- Service Class                        4.58      13.40     11.58       N/A        18.58
MainStay VP Mid Cap Growth -- Service Class                     (0.73)     11.94      7.86       N/A        16.34
MainStay VP Mid Cap Value -- Initial Class                       3.97       8.31      7.32       N/A         7.45
MainStay VP Moderate Allocation -- Service Class                  N/A        N/A       N/A       N/A        (0.66)
MainStay VP Moderate Growth Allocation -- Service Class           N/A        N/A       N/A       N/A        (0.94)
MainStay VP S&P 500(5) Index -- Initial Class                    5.34       6.10      3.97      6.17        10.92
MainStay VP Small Cap Growth -- Initial Class                   (3.14)      2.44      2.85       N/A         6.41
MainStay VP Total Return -- Initial Class                       (0.25)      3.34      2.46      4.43         7.76
MainStay VP Value -- Initial Class                               8.70       8.00      5.20      5.50         7.53
MFS(R) Investors Trust Series -- Initial Class                   2.94       6.49      3.51      4.42        12.73
MFS(R) Research Series -- Initial Class                          0.65       7.30      3.43      3.83        11.22
MFS(R) Utilities Series -- Initial Class                        20.87      22.07     13.83     11.14        25.58
Neuberger Berman AMT Mid-Cap Growth -- Class I                   4.60      10.94      4.59       N/A        13.58
Royce Micro-Cap Portfolio -- Investment Class                   10.86      11.48     12.76     15.24        18.62
Royce Small-Cap Portfolio -- Investment Class                    5.46      12.61     11.92     13.55         6.88
T. Rowe Price Equity Income Portfolio                            8.79       8.41      7.15      8.04         7.47
Van Eck Worldwide Hard Assets                                   14.22      28.96     24.64      8.45        38.25
Van Kampen UIF Emerging Markets Equity -- Class I               26.64      27.41     22.95      8.05        35.04
Victory VIF Diversified Stock -- Class A Shares                  3.60       6.64      4.61       N/A         8.65
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.85%. A POLICY SERVICE CHARGE OF $50 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER, IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 7% BY THE 3RD YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY SELECT VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

(1) The MainStay Select Variable Annuity was first offered for sale on May 10, 2002. The MainStay Select Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

The performance shown is for the indicated classes/shares only.

FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003, these classes/shares impose a 12b-1 fee except for Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets.

FOR POLICIES PURCHASED BEFORE JUNE 2, 2003, these classes/shares do not impose a 12b-1 fee except for Fidelity(R) VIP Mid Cap -- Service Class 2 which was added as an Investment Division on September 8, 2003, MainStay VP Mid Cap
Core -- Service Class, MainStay VP Mid Cap Growth -- Service Class, and Victory VIF Diversified Stock -- Class A which were added as Investment Divisions on May 1, 2004, Columbia Small Cap Value, Variable Series, Class B which was added as an Investment Division on November 15, 2004, MainStay VP Floating
Rate -- Service Class and MainStay VP Balanced -- Service Class which were added as Investment Divisions on May 1, 2005, and MainStay VP Conservative
Allocation -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class and MainStay VP Moderate Growth Allocation -- Service Class which were added as Investment Divisions on February 13, 2006.

Performance for the classes/shares that impose the 12b-1 fee may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Initial Class and Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00338402 CV

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS(5)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced Portfolio                               9/2/86       6/2/03
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.01%                                                        1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Developing Growth -- Service Class                  6/2/03       6/2/03
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP ICAP Select Equity(6)                               6/2/03       6/2/03
MainStay VP Income & Growth -- Service Class                    6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Large Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       5/3/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       5/3/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
Royce Micro-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
Royce Small-Cap Portfolio -- Investment Class                 12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                               ASSUMING NO SURRENDER(%)(2)
                                                                                                                  SINCE
                                                                                                                INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1         1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       MONTH    YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares         (0.36)    17.66     15.49       N/A       N/A        19.39
Calvert Social Balanced Portfolio                              0.20      6.89      5.69      3.63      4.46         7.14
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                       0.73     17.30     13.52     13.06       N/A        12.40
Dreyfus IP Technology Growth -- Service Shares                (1.21)     2.24      0.79     (2.09)      N/A         5.11
Fidelity(R) VIP Contrafund(R) -- Service Class 2              (0.03)     9.50     12.41      9.71      9.05        14.87
Fidelity(R) VIP Equity-Income -- Service Class 2               2.00     17.85     10.15      6.82      7.09        12.76
Fidelity(R) VIP Mid Cap -- Service Class 2                    (1.02)    10.46     16.20     13.51       N/A        19.56
Janus Aspen Series Balanced -- Service Shares                  0.02      8.50      6.90      4.60       N/A         7.22
Janus Aspen Series Worldwide Growth -- Service Shares          0.89     15.90      7.29      1.85       N/A         9.71
MainStay VP Balanced -- Service Class                          0.50      8.51       N/A       N/A       N/A         7.73
MainStay VP Bond -- Service Class                             (0.38)     2.49      1.54      2.86      3.94         0.98
MainStay VP Capital Appreciation -- Service Class             (1.20)     2.38      3.55     (1.29)     2.20         6.08
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.01%                                                        0.25      2.80      1.01      0.31      1.76         0.65
MainStay VP Common Stock -- Service Class                      1.29     14.17      9.41      3.79      6.19        11.79
MainStay VP Conservative Allocation -- Service Class           0.55       N/A       N/A       N/A       N/A         5.39
MainStay VP Convertible -- Service Class                      (0.39)     8.26      5.56      4.94      6.25         7.12
MainStay VP Developing Growth -- Service Class                (0.22)    10.42      7.94      3.52       N/A        11.57
MainStay VP Floating Rate -- Service Class                     0.44      3.88       N/A       N/A       N/A         3.11
MainStay VP Government -- Service Class                       (0.70)     2.01      1.20      2.19      3.53         0.22
MainStay VP Growth Allocation -- Service Class                 1.59       N/A       N/A       N/A       N/A         7.58
MainStay VP High Yield Corporate Bond -- Service Class         1.15      9.83      6.98     10.37      6.73         9.73
MainStay VP ICAP Select Equity(6)                              2.71     16.95      9.69      4.59       N/A        11.92
MainStay VP Income & Growth -- Service Class                   1.91     14.56      9.10      5.27       N/A        11.26
MainStay VP International Equity -- Service Class              2.87     28.74     16.17     13.36      7.07        17.72
MainStay VP Large Cap Growth -- Service Class                  0.22      5.12      0.98     (1.88)      N/A         3.71
MainStay VP Mid Cap Core -- Service Class                      0.91     12.69     15.30     11.69       N/A        17.77
MainStay VP Mid Cap Growth -- Service Class                   (0.53)     7.08     13.89      7.97       N/A        17.48
MainStay VP Mid Cap Value -- Service Class                     0.80     11.80     10.10      7.16       N/A        12.91
MainStay VP Moderate Allocation -- Service Class               0.92       N/A       N/A       N/A       N/A         6.80
MainStay VP Moderate Growth Allocation -- Service Class        1.33       N/A       N/A       N/A       N/A         8.50
MainStay VP S&P 500(5) Index -- Service Class                  1.20     13.17      7.96      3.81      6.00        10.16
MainStay VP Small Cap Growth -- Service Class                 (0.95)     4.23      4.47      2.70       N/A         9.69
MainStay VP Total Return -- Service Class                      0.49      7.34      5.31      2.30      4.26         6.08
MainStay VP Value -- Service Class                             2.21     16.53      9.79      5.04      5.33        12.52
MFS(R) Investors Trust Series -- Service Class                 0.22     10.74      8.34      3.36       N/A         9.62
MFS(R) Research Series -- Service Class                        0.02      8.29      9.14      3.28       N/A        11.09
MFS(R) Utilities Series -- Service Class                       1.42     28.70     23.44     13.68       N/A        24.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                (0.36)    12.49     12.65       N/A       N/A        14.20
Royce Micro-Cap Portfolio -- Investment Class                  1.92     18.98     13.44     12.87     15.36        24.08
Royce Small-Cap Portfolio -- Investment Class                  0.26     13.57     14.54     12.03     13.66        13.68
T. Rowe Price Equity Income Portfolio -- II                    1.77     16.60     10.20       N/A       N/A        12.00
Van Eck Worldwide Hard Assets                                 (3.71)    22.34     30.48     24.77      8.55        36.80
Van Kampen UIF Emerging Markets Equity -- Class II             6.33     34.79     28.90       N/A       N/A        34.32
Victory VIF Diversified Stock -- Class A Shares               (0.07)    11.71      8.76      4.72       N/A        11.11
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS(5)                                       YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           9.66     13.46       N/A       N/A        17.92
Calvert Social Balanced Portfolio                              (0.81)     3.24      2.38      4.46         5.18
Columbia Small Cap Value Fund, Variable Series -- Class B
  Shares                                                        9.30     11.41     12.19       N/A         9.04
Dreyfus IP Technology Growth -- Service Shares                 (5.13)    (1.69)    (3.35)      N/A         3.07
Fidelity(R) VIP Contrafund(R) -- Service Class 2                1.62     10.26      8.73      9.05        13.25
Fidelity(R) VIP Equity-Income -- Service Class 2                9.85      7.91      5.72      7.09        11.06
Fidelity(R) VIP Mid Cap -- Service Class 2                      2.51     14.19     12.66       N/A        17.90
Janus Aspen Series Balanced -- Service Shares                   0.69      4.51      3.40       N/A         5.31
Janus Aspen Series Worldwide Growth -- Service Shares           7.90      4.92      0.53       N/A         7.88
MainStay VP Balanced -- Service Class                           0.70       N/A       N/A       N/A         3.09
MainStay VP Bond -- Service Class                              (4.89)    (0.95)     1.58      3.94        (1.11)
MainStay VP Capital Appreciation -- Service Class              (4.99)     1.00     (2.56)     2.20         4.11
MainStay VP Cash Management(4) -- Current 7-day yield is
  3.01%                                                        (4.60)    (1.47)    (0.99)     1.76        (1.43)
MainStay VP Common Stock -- Service Class                       6.17      7.14      2.56      6.19        10.08
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (2.20)
MainStay VP Convertible -- Service Class                        0.46      3.12      3.76      6.25         5.18
MainStay VP Developing Growth -- Service Class                  2.47      5.60      2.27       N/A         9.85
MainStay VP Floating Rate -- Service Class                     (3.60)      N/A       N/A       N/A        (1.44)
MainStay VP Government -- Service Class                        (5.34)    (1.29)     0.87      3.53        (1.85)
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.17)
MainStay VP High Yield Corporate Bond -- Service Class          1.92      4.59      9.41      6.73         7.93
MainStay VP ICAP Select Equity(6)                               8.95      7.43      3.40       N/A        10.19
MainStay VP Income & Growth -- Service Class                    6.56      6.82      4.10       N/A         9.50
MainStay VP International Equity -- Service Class              20.74     14.16     12.50      7.07        16.21
MainStay VP Large Cap Growth -- Service Class                  (2.45)    (1.51)    (3.15)      N/A         1.62
MainStay VP Mid Cap Core -- Service Class                       4.69     13.26     10.77       N/A        16.25
MainStay VP Mid Cap Growth -- Service Class                    (0.63)    11.79      6.92       N/A        15.98
MainStay VP Mid Cap Value -- Service Class                      3.80      7.85      6.07       N/A        11.24
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.89)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.68
MainStay VP S&P 500(5) Index -- Service Class                   5.17      5.62      2.58      6.00         8.38
MainStay VP Small Cap Growth -- Service Class                  (3.28)     1.96      1.41       N/A         7.89
MainStay VP Total Return -- Service Class                      (0.39)     2.84      0.99      4.26         4.09
MainStay VP Value -- Service Class                              8.53      7.54      3.87      5.33        10.84
MFS(R) Investors Trust Series -- Service Class                  2.77      6.02      2.10       N/A         7.78
MFS(R) Research Series -- Service Class                         0.50      6.85      2.02       N/A         9.30
MFS(R) Utilities Series -- Service Class                       20.70     21.67     12.83       N/A        23.45
Neuberger Berman AMT Mid-Cap Growth -- Class S                  4.49     10.51       N/A       N/A        12.52
Royce Micro-Cap Portfolio -- Investment Class                  10.98     11.33     12.00     15.36        19.80
Royce Small-Cap Portfolio -- Investment Class                   5.57     12.47     11.13     13.66         9.15
T. Rowe Price Equity Income Portfolio -- II                     8.60      7.95       N/A       N/A        10.27
Van Eck Worldwide Hard Assets                                  14.34     28.89     24.18      8.55        35.74
Van Kampen UIF Emerging Markets Equity -- Class II             26.79     27.27       N/A       N/A        33.24
Victory VIF Diversified Stock -- Class A Shares                 3.71      6.46      3.52       N/A         8.51
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSES CHARGE OF 1.75% BUT DOES NOT INCLUDE ANY CREDITS APPLIED. A POLICY SERVICE CHARGE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 4% (2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY PREMIUM PLUS II VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY

SEPARATE ACCOUNT -- III

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006

(1) The MainStay Premium Plus II Variable Annuity was first offered for sale on June 2, 2003. The AmSouth Premium Plus II Variable Annuity was first offered for sale on June 2, 2003 and was renamed MainStay Premium Plus II Variable Annuity on December 1, 2005. The MainStay Premium Plus II Variable Annuity invests in NYLIAC Variable Annuity Separate Account III. Certain Portfolios existed prior to the date that they were added as Investment Divisions of NYLIAC Variable Annuity Separate Account III. The hypothetical performance has been modified to reflect Separate Account Expense Charges and Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced Portfolio, MainStay VP Cash Management, Royce Micro-Cap Portfolio -- Investment Class, Royce Small-Cap Portfolio -- Investment Class and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for surrender charges.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

(6) Formerly MainStay VP Basic Value -- Service Class.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

MainStay Premium Plus II Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Fees and charges for a policy with a credit may be higher than those for other policies, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a MainStay Premium Plus II Variable Annuity is less advantageous than the purchase of another MainStay variable annuity which may have lower fees but no credit. This may be the case, for example, if you anticipate retaining the policy for a significant time beyond the surrender charge period.

Product not available in all states.

SMRU # 00338402 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable Annuity
                                             MainStay Premium Plus Variable Annuity
                                             (including policies formerly known as AmSouth Premium
                                             Plus Variable Annuity)

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             (including policies formerly known as AmSouth Premium
                                             Plus II Variable Annuity)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $170,468,864      $252,965,606      $183,825,609
  Dividends due and accrued.................................             --                --           736,487
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (98,791)         (244,561)          522,536

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        591,587           859,718           643,956
    Administrative charges..................................         52,064            97,846            50,321
                                                               ------------      ------------      ------------
      Total net assets......................................   $169,726,422      $251,763,481      $184,390,355
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $116,352,919      $226,445,200      $ 94,108,942
    Series II Policies......................................        958,508           343,830         5,265,044
    Series III Policies.....................................     40,199,551        17,424,767        44,139,254
    Series IV Policies......................................     11,975,872         7,542,251        26,243,033
    Series V Policies.......................................        239,572             7,433         3,113,425
    Series VI Policies......................................             --                --        11,520,657
                                                               ------------      ------------      ------------
      Total net assets......................................   $169,726,422      $251,763,481      $184,390,355
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      16.64      $      18.38      $       1.31
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      13.46      $       6.87      $       1.08
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.17      $       6.26      $       1.06
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.82      $      10.55      $       1.03
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.36      $      12.80      $       1.01
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $       1.02
                                                               ============      ============      ============
Identified Cost of Investment...............................   $171,149,873      $286,525,697      $183,828,501
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $260,391,501      $176,772,029      $ 22,737,508      $125,950,422      $620,485,068      $ 53,919,463      $ 50,086,396
               --                --                --                --                --                --                --
         (343,699)          (77,801)            4,550           (36,560)         (373,097)          (23,524)          (53,361)

          897,480           623,646            84,500           439,902         2,125,903           188,636           180,464
           94,898            59,557             7,039            37,989           206,111            16,404            17,292
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $259,055,424      $176,011,025      $ 22,650,519      $125,435,971      $617,779,957      $ 53,690,899      $ 49,835,279
     ============      ============      ============      ============      ============      ============      ============
     $217,728,935      $129,667,033      $ 14,757,366      $ 82,614,488      $475,317,917      $ 36,094,689      $ 37,675,724
          683,512         1,254,362           177,527           720,595         3,735,707           306,019           176,706
       30,738,834        32,849,978         6,162,570        31,736,492       103,150,326        13,419,005         9,404,290
        9,782,922        11,775,266         1,544,140        10,147,406        34,661,589         3,829,437         2,554,421
          121,221           464,386             8,916           216,990           914,418            41,749            24,138
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $259,055,424      $176,011,025      $ 22,650,519      $125,435,971      $617,779,957      $ 53,690,899      $ 49,835,279
     ============      ============      ============      ============      ============      ============      ============
     $      27.11      $      20.13      $      10.62      $      16.02      $      25.46      $      13.68      $      13.31
     ============      ============      ============      ============      ============      ============      ============
     $       9.43      $      11.33      $      10.13      $      12.69      $      16.07      $      12.62      $      10.96
     ============      ============      ============      ============      ============      ============      ============
     $       9.47      $      10.83      $      10.17      $      12.53      $      15.77      $      12.44      $      10.74
     ============      ============      ============      ============      ============      ============      ============
     $      13.41      $      13.36      $      13.48      $      11.36      $      16.17      $      13.51      $      13.64
     ============      ============      ============      ============      ============      ============      ============
     $      14.96      $      14.70      $      16.59      $      10.96      $      16.91      $      17.60      $      14.90
     ============      ============      ============      ============      ============      ============      ============
     $         --      $         --      $         --      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============      ============
     $231,003,694      $144,304,674      $ 17,491,216      $127,477,512      $532,103,461      $ 39,672,277      $ 38,766,490
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $133,085,026      $ 70,854,752      $ 76,404,290
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        105,537            (7,330)          (27,659)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        455,797           244,845           275,556
    Administrative charges..................................         40,938            25,024            23,148
                                                               ------------      ------------      ------------
      Total net assets......................................   $132,693,828      $ 70,577,553      $ 76,077,927
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 90,946,653      $ 56,352,729      $ 48,129,901
    Series II Policies......................................      1,181,756           338,722           468,047
    Series III Policies.....................................     30,076,264        10,746,308        20,398,670
    Series IV Policies......................................      8,630,714         3,038,675         7,055,344
    Series V Policies.......................................      1,858,441           101,119            25,965
    Series VI Policies......................................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $132,693,828      $ 70,577,553      $ 76,077,927
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      24.94      $      13.04      $      16.74
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      15.16      $       7.27      $      17.98
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      15.18      $       6.19      $      17.27
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      18.01      $      10.43      $      16.95
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      19.67      $      12.49      $      19.86
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $         --      $         --      $         --
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 94,645,334      $ 74,002,911      $ 58,667,492
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                                          ALGER AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $ 96,871,523      $148,468,001      $522,958,448      $ 55,681,562      $180,146,853      $243,127,208       $ 87,014,825
               --                --                --                --                --                --                 --
          (46,366)           (6,071)         (531,343)          (35,332)         (269,446)         (151,953)          (105,480)

          356,045           527,543         1,817,154           201,908           611,645           841,466            315,378
           31,288            43,349           186,658            17,311            66,396            80,486             31,420
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $ 96,437,824      $147,891,038      $520,423,293      $ 55,427,011      $179,199,366      $242,053,303       $ 86,562,547
     ============      ============      ============      ============      ============      ============       ============
     $ 63,406,559      $ 90,426,517      $425,316,172      $ 33,405,033      $155,309,680      $183,428,950       $ 67,920,768
          364,580           614,144         1,127,727           167,152           364,814           728,996            409,547
       23,626,457        42,391,808        71,941,964        14,716,876        17,052,972        45,206,277         14,486,687
        9,021,126        14,246,650        21,845,980         7,081,330         6,426,034        12,558,501          3,657,689
           19,102           211,919           191,450            56,620            45,866           130,579             87,856
               --                --                --                --                --                --                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $ 96,437,824      $147,891,038      $520,423,293      $ 55,427,011      $179,199,366      $242,053,303       $ 86,562,547
     ============      ============      ============      ============      ============      ============       ============
     $      13.75      $      14.31      $      26.58      $      11.16      $      20.23      $      24.56       $      13.53
     ============      ============      ============      ============      ============      ============       ============
     $      17.49      $      14.14      $      10.04      $      11.40      $       9.27      $      14.28       $       9.44
     ============      ============      ============      ============      ============      ============       ============
     $      13.93      $      14.36      $       9.75      $      11.04      $       8.87      $      13.63       $       8.74
     ============      ============      ============      ============      ============      ============       ============
     $      15.02      $      13.96      $      13.26      $      12.00      $      12.22      $      12.95       $      17.98
     ============      ============      ============      ============      ============      ============       ============
     $      21.51      $      13.91      $      15.66      $      13.23      $      13.69      $      13.87       $      20.91
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $ 70,000,202      $112,247,241      $463,017,993      $ 43,284,353      $178,835,790      $182,743,213       $ 51,116,380
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                 DREYFUS IP
                                                              CALVERT SOCIAL     TECHNOLOGY     FIDELITY(R) VIP
                                                                 BALANCED         GROWTH--      CONTRAFUND(R)--
                                                                PORTFOLIO      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 45,404,855     $ 19,384,127     $415,442,928
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (28,810)          (3,700)        (407,508)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        163,904           67,630        1,449,401
    Administrative charges..................................         13,735            5,574          146,225
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,198,406     $ 19,307,223     $413,439,794
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 25,281,076     $ 11,722,587     $328,808,036
    Series II Policies......................................        212,914          223,819        1,815,586
    Series III Policies.....................................     10,059,582        5,428,054       62,163,103
    Series IV Policies......................................      5,824,050        1,884,510       20,024,796
    Series V Policies.......................................        866,535           48,253          628,273
    Series VI Policies......................................      2,954,249               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 45,198,406     $ 19,307,223     $413,439,794
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.96     $       9.12     $      26.67
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      10.35     $      11.08     $      13.95
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      10.03     $       9.21     $      13.39
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.92     $      11.09     $      15.78
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      13.90     $      14.58     $      18.54
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      12.74     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 40,772,951     $ 17,763,069     $322,742,596
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES                                                                  NEUBERGER
    FIDELITY(R) VIP       SERIES           WORLDWIDE          MFS(R)            MFS(R)                             BERMAN AMT
        EQUITY-         BALANCED--         GROWTH--       INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES       MID-CAP
       INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--           SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I
    ----------------------------------------------------------------------------------------------------------------------------
     $233,516,325      $464,220,344      $196,479,381      $ 26,603,238      $ 32,316,468       $  5,355,761      $  7,105,171
               --                --                --                --                --                 --                --
         (290,037)         (347,870)         (239,244)           (1,734)          (47,187)              (603)           14,528

          811,567         1,600,889           675,884            94,164           114,487             21,143            27,195
           77,761           166,493            76,553             8,622            11,318                966             1,666
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $232,336,960      $462,105,092      $195,487,700      $ 26,498,718      $ 32,143,476       $  5,333,049      $  7,090,838
     ============      ============      ============      ============      ============       ============      ============
     $176,652,309      $378,517,421      $173,488,936      $ 19,437,096      $ 25,440,147       $  2,034,968      $  3,194,828
          934,395         1,377,294           690,815           322,069           238,293             57,947            43,851
       43,300,969        62,239,155        15,212,924         5,335,455         5,379,014          3,029,586         3,033,953
       10,984,285        19,556,941         6,014,337         1,333,823         1,079,238            169,652           743,300
          465,002           414,281            80,688            70,275             6,784             40,896            74,906
               --                --                --                --                --                 --                --
     ------------      ------------      ------------      ------------      ------------       ------------      ------------
     $232,336,960      $462,105,092      $195,487,700      $ 26,498,718      $ 32,143,476       $  5,333,049      $  7,090,838
     ============      ============      ============      ============      ============       ============      ============
     $      21.86      $      23.85      $      18.48      $      11.03      $      11.69       $      17.25      $      12.35
     ============      ============      ============      ============      ============       ============      ============
     $      14.17      $      12.31      $       7.84      $       9.73      $       8.25       $      20.24      $      12.68
     ============      ============      ============      ============      ============       ============      ============
     $      13.93      $      11.57      $       7.19      $       9.56      $       7.89       $      16.15      $      12.74
     ============      ============      ============      ============      ============       ============      ============
     $      14.23      $      12.83      $      11.94      $      12.67      $      12.80       $      26.08      $      17.76
     ============      ============      ============      ============      ============       ============      ============
     $      14.15      $      13.15      $      15.03      $      15.90      $      15.43       $      23.09      $      17.00
     ============      ============      ============      ============      ============       ============      ============
     $         --      $         --      $         --      $         --      $         --       $         --      $         --
     ============      ============      ============      ============      ============       ============      ============
     $202,613,895      $393,210,564      $223,154,243      $ 21,194,237      $ 26,376,795       $  4,064,155      $  5,163,701
     ============      ============      ============      ============      ============       ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                           ROYCE              ROYCE
                                                         MICRO-CAP          SMALL-CAP        T. ROWE PRICE
                                                        PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
                                                      INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                      ------------------------------------------------------
ASSETS:
  Investment at net asset value.....................    $ 45,555,414       $ 33,261,374       $228,093,738
  Dividends due and accrued.........................              --                 --                 --
  Net receivable (payable) to New York Life
    Insurance and Annuity Corporation...............         141,802             17,269            (23,537)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges..............         160,855            119,945            812,426
    Administrative charges..........................          11,024              8,528             68,795
                                                        ------------       ------------       ------------
      Total net assets..............................    $ 45,525,337       $ 33,150,170       $227,188,980
                                                        ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies...............................    $ 15,285,309       $ 11,549,983       $149,809,718
    Series II Policies..............................         642,493            644,840          1,548,241
    Series III Policies.............................      10,363,816          6,937,785         59,049,411
    Series IV Policies..............................      11,635,566          8,686,759         16,286,458
    Series V Policies...............................         462,019            311,483            495,152
    Series VI Policies..............................       7,136,134          5,019,320                 --
                                                        ------------       ------------       ------------
      Total net assets..............................    $ 45,525,337       $ 33,150,170       $227,188,980
                                                        ============       ============       ============
    Series I variable accumulation unit value.......    $      14.51       $      12.72       $      16.69
                                                        ============       ============       ============
    Series II variable accumulation unit value......    $      14.62       $      12.01       $      15.86
                                                        ============       ============       ============
    Series III variable accumulation unit value.....    $      14.34       $      12.30       $      15.51
                                                        ============       ============       ============
    Series IV variable accumulation unit value......    $      14.14       $      12.49       $      13.83
                                                        ============       ============       ============
    Series V variable accumulation unit value.......    $      13.87       $      11.86       $      13.92
                                                        ============       ============       ============
    Series VI variable accumulation unit value......    $      14.26       $      12.35       $         --
                                                        ============       ============       ============
Identified Cost of Investment.......................    $ 44,094,039       $ 31,583,990       $180,909,894
                                                        ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      VAN KAMPEN
                     UIF EMERGING
       VAN ECK          MARKETS
      WORLDWIDE        EQUITY--
     HARD ASSETS        CLASS I
    ------------------------------
    $268,023,882     $105,062,109
              --               --
         219,902           70,996

       1,039,704          369,249
          64,988           34,869
    ------------     ------------
    $267,139,092     $104,728,987
    ============     ============
    $ 94,178,999     $ 77,263,779
       3,245,464          830,439
      77,459,705       20,871,623
      50,507,988        5,611,855
       2,737,961          151,291
      39,008,975               --
    ------------     ------------
    $267,139,092     $104,728,987
    ============     ============
    $      28.55     $      22.66
    ============     ============
    $      28.20     $      16.30
    ============     ============
    $      28.54     $      18.90
    ============     ============
    $      26.99     $      25.14
    ============     ============
    $      33.76     $      31.97
    ============     ============
    $      29.80     $         --
    ============     ============
    $201,254,611     $ 60,120,370
    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $129,548,539      $ 83,824,231      $ 51,693,442
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         38,231            32,365             2,504

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        471,988           312,098           201,977
    Administrative charges..................................         30,594            18,156            10,456
                                                               ------------      ------------      ------------
      Total net assets......................................   $129,084,188      $ 83,526,342      $ 51,483,513
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 41,110,323      $ 13,611,209      $ 10,743,509
    Series II Policies......................................      3,074,263           858,093           207,886
    Series III Policies.....................................     29,962,503        24,795,064        16,849,673
    Series IV Policies......................................     24,827,383        26,094,277        11,895,656
    Series V Policies.......................................      2,053,701         2,662,162           553,416
    Series VI Policies......................................     22,363,540        15,505,537        11,233,373
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................      5,692,475                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $129,084,188      $ 83,526,342      $ 51,483,513
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      11.38      $      10.49      $      12.51
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.32      $      10.33      $      11.26
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      11.35      $      10.42      $      12.56
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      11.38      $      10.48      $      12.48
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      11.34      $      10.26      $      12.14
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      11.32      $      10.36      $      12.35
                                                               ============      ============      ============
Identified Cost of Investment...............................   $121,983,631      $ 83,316,422      $ 45,084,672
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
       STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------
    $ 54,134,737    $ 45,463,637    $ 98,970,101    $ 23,418,109    $179,584,896    $ 55,777,559    $ 41,346,829
              --         558,817              --              --         951,575              --         501,008
          74,728         182,830         (37,694)           (811)         40,103          43,026         370,546

         201,679         146,258         378,840          93,399         635,182         206,672         130,907
          12,009           9,216          21,502           5,398          41,055          12,361          11,009
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 53,995,777    $ 46,049,810    $ 98,532,065    $ 23,318,501    $179,900,337    $ 55,601,552    $ 42,076,467
    ============    ============    ============    ============    ============    ============    ============
    $  9,996,844    $ 16,962,861    $ 16,276,834    $  4,674,602    $ 42,470,860    $ 10,263,951    $ 16,644,636
         384,019       1,967,274       1,298,115         151,495       8,413,600         436,478         570,740
      15,284,350       9,792,699      28,650,538       7,058,139      41,203,523      17,077,529       7,010,316
      17,491,109       7,239,271      30,764,587       6,753,249      35,264,770      16,645,998      11,086,374
         448,941         962,348       1,828,746         266,409       3,440,792       1,626,330         686,338
      10,390,514       8,858,766      19,713,245       4,414,607      25,233,843       9,551,266       5,801,084
              --         266,591              --              --      23,872,949              --         276,979
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 53,995,777    $ 46,049,810    $ 98,532,065    $ 23,318,501    $179,900,337    $ 55,601,552    $ 42,076,467
    ============    ============    ============    ============    ============    ============    ============
    $      15.09    $      10.66    $      13.07    $      14.78    $      10.52    $      10.21    $      11.08
    ============    ============    ============    ============    ============    ============    ============
    $      12.05    $      10.62    $      11.47    $      12.17    $      10.56    $      10.28    $      10.73
    ============    ============    ============    ============    ============    ============    ============
    $      14.91    $      10.65    $      13.03    $      14.49    $      10.49    $      10.09    $      10.85
    ============    ============    ============    ============    ============    ============    ============
    $      15.06    $      10.58    $      12.98    $      14.74    $      10.52    $      10.20    $      11.07
    ============    ============    ============    ============    ============    ============    ============
    $      14.78    $      10.59    $      12.80    $      14.31    $      10.64    $      10.06    $      10.77
    ============    ============    ============    ============    ============    ============    ============
    $      14.90    $      10.54    $      12.76    $      14.80    $      10.52    $      10.08    $      10.76
    ============    ============    ============    ============    ============    ============    ============
    $ 45,031,047    $ 43,634,009    $ 87,297,890    $ 19,526,970    $180,095,001    $ 55,407,114    $ 38,769,502
    ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $425,052,335      $ 36,147,933      $ 34,059,304
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        678,225            57,820             3,884

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,580,663           128,633           133,049
    Administrative charges..................................         87,269             7,546             6,922
                                                               ------------      ------------      ------------
      Total net assets......................................   $424,062,628      $ 36,069,574      $ 33,923,217
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 65,778,370      $  6,252,328      $  5,402,336
    Series II Policies......................................      6,350,769           326,841           613,192
    Series III Policies.....................................    134,191,068         9,829,755         9,524,200
    Series IV Policies......................................    123,311,471        11,037,856         9,406,357
    Series V Policies.......................................     12,882,570           961,622           826,335
    Series VI Policies......................................     81,548,380         7,661,172         8,150,797
  Net assets retained in Separate Accounts by New York Life
    Insurance and Annuity Corporation.......................             --                --                --
                                                               ------------      ------------      ------------
      Total net assets......................................   $424,062,628      $ 36,069,574      $ 33,923,217
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      14.12      $      15.10      $      14.53
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.32      $      12.33      $      11.97
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      13.95      $      14.97      $      14.84
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      14.17      $      15.04      $      14.83
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      13.87      $      14.75      $      14.49
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      13.94      $      14.89      $      14.59
                                                               ============      ============      ============
Identified Cost of Investment...............................   $399,478,593      $ 29,959,106      $ 28,609,415
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                                  MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $162,892,028      $ 30,501,585      $101,196,609      $128,018,592      $154,591,870      $ 92,576,293      $101,762,543
               --                --                --                --                --         1,061,106         1,314,202
          244,706            31,101            52,466           (48,907)          139,150           171,122           862,804

          603,053           112,724           391,099           509,339           584,801           308,765           331,727
           33,204             6,440            21,057            28,640            32,312            19,835            22,511
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $162,500,477      $ 30,413,522      $100,836,919      $127,431,706      $154,113,907      $ 93,479,921      $103,585,311
     ============      ============      ============      ============      ============      ============      ============
     $ 24,928,234      $  4,850,551      $ 18,032,140      $ 23,981,933      $ 24,728,898      $ 29,943,043      $ 35,072,976
        2,397,131           295,445           972,683           947,009         1,287,644         2,332,230         3,820,478
       44,302,442         8,805,347        27,463,626        35,786,160        47,112,237        21,672,450        24,900,009
       50,012,885         9,704,037        27,703,616        37,891,942        48,021,913        21,125,301        21,831,992
        2,996,217           612,725         2,091,823         1,581,253         2,263,537         1,826,889         1,782,144
       37,863,568         6,145,417        24,573,031        27,243,409        30,699,678        16,309,173        15,901,939
               --                --                --                --                --           270,835           275,773
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $162,500,477      $ 30,413,522      $100,836,919      $127,431,706      $154,113,907      $ 93,479,921      $103,585,311
     ============      ============      ============      ============      ============      ============      ============
     $      18.59      $      11.56      $      18.28      $      18.02      $      15.64      $      10.83      $      11.03
     ============      ============      ============      ============      ============      ============      ============
     $      13.95      $      11.92      $      13.09      $      12.64      $      11.97      $      10.68      $      10.82
     ============      ============      ============      ============      ============      ============      ============
     $      18.18      $      11.46      $      18.04      $      17.54      $      15.71      $      10.69      $      10.85
     ============      ============      ============      ============      ============      ============      ============
     $      18.35      $      11.52      $      18.14      $      17.63      $      15.61      $      10.76      $      10.97
     ============      ============      ============      ============      ============      ============      ============
     $      17.63      $      11.05      $      18.00      $      17.10      $      15.31      $      10.70      $      10.67
     ============      ============      ============      ============      ============      ============      ============
     $      17.83      $      11.39      $      17.84      $      17.80      $      15.44      $      10.68      $      10.85
     ============      ============      ============      ============      ============      ============      ============
     $127,462,757      $ 27,918,896      $ 86,698,084      $104,703,806      $134,543,596      $ 87,814,126      $ 95,967,641
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP        MAINSTAY VP
                                                                  INDEX--          GROWTH--       TOTAL RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $224,842,978      $ 71,183,829      $ 47,440,867
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         47,179            21,340            (9,747)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        852,591           275,898           180,109
    Administrative charges..................................         49,819            16,820             9,376
                                                               ------------      ------------      ------------
      Total net assets......................................   $223,987,747      $ 70,912,451      $ 47,241,635
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 43,645,075      $ 14,782,833      $  9,122,451
    Series II Policies......................................      1,502,342           358,681           161,355
    Series III Policies.....................................     70,399,211        20,801,329        17,199,539
    Series IV Policies......................................     64,144,785        21,824,294        11,226,312
    Series V Policies.......................................      4,013,038           834,802           683,992
    Series VI Policies......................................     40,283,296        12,310,512         8,847,986
                                                               ------------      ------------      ------------
      Total net assets......................................   $223,987,747      $ 70,912,451      $ 47,241,635
                                                               ============      ============      ============
    Series I variable accumulation unit value...............   $      14.32      $      14.10      $      12.66
                                                               ============      ============      ============
    Series II variable accumulation unit value..............   $      11.96      $      10.99      $      11.37
                                                               ============      ============      ============
    Series III variable accumulation unit value.............   $      14.16      $      14.11      $      12.57
                                                               ============      ============      ============
    Series IV variable accumulation unit value..............   $      14.29      $      13.81      $      12.79
                                                               ============      ============      ============
    Series V variable accumulation unit value...............   $      14.10      $      13.31      $      12.31
                                                               ============      ============      ============
    Series VI variable accumulation unit value..............   $      14.14      $      13.92      $      12.33
                                                               ============      ============      ============
Identified Cost of Investment...............................   $184,200,185      $ 63,141,137      $ 41,984,838
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                         COLUMBIA SMALL
                       ALGER AMERICAN       CAP VALUE        DREYFUS IP                        FIDELITY(R) VIP
      MAINSTAY VP          SMALL         FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $ 99,490,654       $ 56,520,836      $ 51,073,459      $ 25,097,459      $261,509,009      $155,763,508      $192,186,453
               --                 --                --                --                --                --                --
           82,958             34,157            33,248             3,506           123,347           174,030            34,672

          372,973            217,877           181,285            89,848           976,330           583,137           713,390
           19,411             13,537            11,883             6,136            60,000            34,281            49,192
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 99,181,228       $ 56,323,579      $ 50,913,539      $ 25,004,981      $260,596,026      $155,320,120      $191,458,543
     ============       ============      ============      ============      ============      ============      ============
     $ 17,300,802       $ 10,696,737      $ 16,551,585      $  5,802,075      $ 45,284,951      $ 28,155,895      $ 68,477,093
          868,160            403,507         1,030,272           100,206         3,332,263         2,651,084         1,614,986
       30,643,333         14,725,217        11,725,377         6,935,644        65,402,144        41,670,004        46,256,464
       27,446,316         18,893,129        11,378,601         8,383,973        87,036,446        44,641,210        43,211,888
          988,602            630,297           727,367           279,821         6,011,833         5,222,117         2,663,620
       21,934,015         10,974,692         9,500,337         3,503,262        53,528,389        32,979,810        29,234,492
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 99,181,228       $ 56,323,579      $ 50,913,539      $ 25,004,981      $260,596,026      $155,320,120      $191,458,543
     ============       ============      ============      ============      ============      ============      ============
     $      15.44       $      18.93      $      12.99      $      12.18      $      16.78      $      15.57      $      17.87
     ============       ============      ============      ============      ============      ============      ============
     $      12.44       $      14.09      $      12.52      $      11.27      $      12.93      $      12.47      $      16.05
     ============       ============      ============      ============      ============      ============      ============
     $      15.27       $      18.80      $      12.89      $      12.01      $      16.53      $      15.27      $      17.70
     ============       ============      ============      ============      ============      ============      ============
     $      15.64       $      18.82      $      12.90      $      12.07      $      16.94      $      15.48      $      18.07
     ============       ============      ============      ============      ============      ============      ============
     $      15.15       $      18.37      $      12.77      $      11.88      $      16.25      $      15.38      $      16.84
     ============       ============      ============      ============      ============      ============      ============
     $      15.25       $      18.71      $      12.81      $      11.93      $      16.32      $      15.29      $      17.93
     ============       ============      ============      ============      ============      ============      ============
     $ 81,817,195       $ 44,335,915      $ 45,955,914      $ 22,961,700      $232,596,432      $145,156,696      $168,859,070
     ============       ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                JANUS ASPEN
                                                               JANUS ASPEN         SERIES           MFS(R)
                                                                  SERIES         WORLDWIDE        INVESTORS
                                                                BALANCED--        GROWTH--      TRUST SERIES--
                                                              SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $101,619,461     $ 31,685,860     $  6,808,588
  Dividends due and accrued.................................             --               --               --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         13,190            6,100            1,832

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        382,521          119,806           25,376
    Administrative charges..................................         23,249            7,748            1,585
                                                               ------------     ------------     ------------
      Total net assets......................................   $101,226,881     $ 31,564,406     $  6,783,459
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 18,394,061     $  6,854,819     $  1,400,250
    Series II Policies......................................        994,924          175,964           72,319
    Series III Policies.....................................     29,255,091        8,970,504        1,715,144
    Series IV Policies......................................     31,423,991        9,857,927        2,085,586
    Series V Policies.......................................      2,958,468          575,588          143,130
    Series VI Policies......................................     18,200,346        5,129,604        1,367,030
                                                               ------------     ------------     ------------
      Total net assets......................................   $101,226,881     $ 31,564,406     $  6,783,459
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      12.98     $      14.38     $      13.96
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      11.79     $      12.11     $      11.90
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.97     $      14.20     $      13.97
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      12.96     $      14.26     $      14.08
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.79     $      13.92     $      13.85
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      12.83     $      13.87     $      13.83
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 88,126,499     $ 25,868,811     $  5,820,082
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                          NEUBERGER                         VAN KAMPEN
        MFS(R)                            BERMAN AMT                       UIF EMERGING     VICTORY VIF
       RESEARCH      MFS(R) UTILITIES      MID-CAP       T. ROWE PRICE       MARKETS        DIVERSIFIED
       SERIES--          SERIES--          GROWTH--      EQUITY INCOME       EQUITY--         STOCK--
    SERVICE CLASS     SERVICE CLASS        CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    -----------------------------------------------------------------------------------------------------
     $  8,873,481      $323,361,399      $ 18,481,832     $195,202,373     $ 90,650,238     $ 22,939,579
               --                --                --               --               --               --
           (3,648)          460,652             3,606          121,002          253,411           14,032

           33,253         1,189,560            70,763          735,292          343,185           83,250
            2,017            76,877             4,756           43,909           19,115            6,204
     ------------      ------------      ------------     ------------     ------------     ------------
     $  8,834,563      $322,555,614      $ 18,409,919     $194,544,174     $ 90,541,349     $ 22,864,157
     ============      ============      ============     ============     ============     ============
     $  1,885,646      $113,299,136      $  5,495,586     $ 28,872,895     $ 15,653,350     $  7,788,689
           45,081         4,987,338            82,792        2,249,768          881,525          406,577
        2,281,563        77,235,438         4,127,556       49,082,240       23,362,430        3,751,059
        2,601,793        63,579,398         5,184,325       65,051,659       27,319,513        6,514,320
          106,699         4,821,124           335,418        6,701,676          949,240          605,099
        1,913,781        58,633,180         3,184,242       42,585,936       22,375,291        3,798,413
     ------------      ------------      ------------     ------------     ------------     ------------
     $  8,834,563      $322,555,614      $ 18,409,919     $194,544,174     $ 90,541,349     $ 22,864,157
     ============      ============      ============     ============     ============     ============
     $      14.48      $      20.58      $      15.76     $      15.15     $      29.67     $      13.45
     ============      ============      ============     ============     ============     ============
     $      11.68      $      18.42      $      13.44     $      12.32     $      18.98     $      11.94
     ============      ============      ============     ============     ============     ============
     $      14.29      $      21.56      $      15.77     $      15.00     $      28.40     $      13.26
     ============      ============      ============     ============     ============     ============
     $      14.11      $      21.75      $      16.33     $      15.16     $      29.49     $      13.08
     ============      ============      ============     ============     ============     ============
     $      14.32      $      21.57      $      15.86     $      14.85     $      22.54     $      12.92
     ============      ============      ============     ============     ============     ============
     $      14.47      $      21.43      $      15.91     $      14.93     $      28.37     $      13.21
     ============      ============      ============     ============     ============     ============
     $  7,427,239      $255,249,739      $ 15,876,211     $170,375,079     $ 65,357,782     $ 20,161,026
     ============      ============      ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                                  MAINSTAY VP
                                                                MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                                  BOND--        APPRECIATION--         CASH
                                                               INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   2,002,413     $     951,320     $   8,282,224
  Mortality and expense risk charges........................      (2,467,237)       (3,562,269)       (2,519,716)
  Administrative charges....................................        (217,828)         (405,038)         (198,174)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................        (682,652)       (3,015,987)        5,564,334
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      45,247,807        73,675,786       134,029,703
  Cost of investments sold..................................     (46,613,018)     (106,335,440)     (134,028,659)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      (1,365,211)      (32,659,654)            1,044
  Realized gain distribution received.......................              --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       7,102,741        43,382,590            (6,356)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................       5,737,530        10,722,936            (5,312)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $   5,054,878     $   7,706,949     $   5,559,022
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               INTERNATIONAL       LARGE CAP          MID CAP
                                                                 EQUITY--          GROWTH--           CORE--
                                                               INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     343,522     $      97,749     $          --
  Mortality and expense risk charges........................      (1,433,761)         (971,053)       (1,029,959)
  Administrative charges....................................        (131,251)          (99,784)          (85,991)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (1,221,490)         (973,088)       (1,115,950)
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      14,145,180        15,845,802        15,193,532
  Cost of investments sold..................................      (8,986,822)      (22,161,583)       (9,174,740)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............       5,158,358        (6,315,781)        6,018,792
  Realized gain distribution received.......................       1,219,221                --           462,342
  Change in unrealized appreciation (depreciation) on
    investments.............................................      23,073,278        11,268,863         4,056,097
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................      29,450,857         4,953,082        10,537,231
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  28,229,367     $   3,979,994     $   9,421,281
                                                               =============     =============     =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        COMMON          MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &
        STOCK--        CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $   1,421,679     $   4,170,978     $          --     $   1,300,770     $  11,567,788     $     135,377     $     294,366
        (3,397,155)       (2,435,205)         (327,607)       (1,855,482)       (8,258,015)         (660,021)         (669,483)
          (361,137)         (233,282)          (27,381)         (160,738)         (807,859)          (57,978)          (64,643)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (2,336,613)        1,502,491          (354,988)         (715,450)        2,501,914          (582,622)         (439,760)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        57,409,668        36,602,844         7,359,886        40,239,948       151,730,500         8,774,448        13,022,231
       (67,344,576)      (34,063,508)       (5,120,884)      (42,421,260)     (133,330,304)       (7,289,395)      (12,075,561)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (9,934,908)        2,539,336         2,239,002        (2,181,312)       18,400,196         1,485,053           946,670
         5,619,463                --                --                --                --           247,412           619,433
        42,949,647        11,573,635           222,817         6,084,361        41,272,637         6,941,743         5,999,043
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        38,634,202        14,112,971         2,461,819         3,903,049        59,672,833         8,674,208         7,565,146
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  36,297,589     $  15,615,462     $   2,106,831     $   3,187,599     $  62,174,747     $   8,091,586     $   7,125,386
     =============     =============     =============     =============     =============     =============     =============

                                                                                                                     ALGER
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                           AMERICAN
        MID CAP           MID CAP           S&P 500          SMALL CAP           TOTAL          MAINSTAY VP          SMALL
       GROWTH--           VALUE--           INDEX--          GROWTH--          RETURN--           VALUE--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $          --     $     140,547     $   2,638,203     $          --     $   1,123,058     $     873,568     $          --
        (1,414,339)       (2,031,330)       (6,878,057)         (815,020)       (2,455,999)       (3,138,773)       (1,145,589)
          (122,758)         (167,517)         (709,691)          (70,125)         (266,887)         (301,452)         (114,625)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        (1,537,097)       (2,058,300)       (4,949,545)         (885,145)       (1,599,828)       (2,566,657)       (1,260,214)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        24,331,299        29,005,387       118,328,789        13,654,628        44,194,171        43,459,732        17,814,731
       (12,811,383)      (21,605,294)     (119,716,547)       (8,643,721)      (48,614,464)      (33,748,811)      (11,321,844)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        11,519,916         7,400,093        (1,387,758)        5,010,907        (4,420,293)        9,710,921         6,492,887
         1,704,195         1,872,551                --               470         2,313,894         3,543,991                --
        (4,530,302)       10,392,341        74,394,465        (1,281,993)       18,097,855        27,277,908         8,879,796
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         8,693,809        19,664,985        73,006,707         3,729,384        15,991,456        40,532,820        15,372,683
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $   7,156,712     $  17,606,685     $  68,057,162     $   2,844,239     $  14,391,628     $  37,966,163     $  14,112,469
     =============     =============     =============     =============     =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                  CALVERT         DREYFUS IP        FIDELITY(R)
                                                                  SOCIAL          TECHNOLOGY            VIP
                                                                 BALANCED          GROWTH--       CONTRAFUND(R)--
                                                                 PORTFOLIO      INITIAL SHARES     INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,017,575      $         --      $  5,381,682
  Mortality and expense risk charges........................       (629,812)         (278,456)       (5,513,448)
  Administrative charges....................................        (53,333)          (22,510)         (558,882)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        334,430          (300,966)         (690,648)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     10,053,155         5,279,088        69,047,785
  Cost of investments sold..................................     (9,967,630)       (4,768,618)      (53,085,303)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............         85,525           510,470        15,962,482
  Realized gain distribution received.......................        780,850                --        33,477,999
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,955,807           233,104        (8,359,197)
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      2,822,182           743,574        41,081,284
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  3,156,612      $    442,608      $ 40,390,636
                                                               ============      ============      ============

                                                                                                        T. ROWE
                                                                   ROYCE              ROYCE              PRICE
                                                                 MICRO-CAP          SMALL-CAP           EQUITY
                                                                PORTFOLIO--        PORTFOLIO--          INCOME
                                                              INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                              -----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $     75,277       $     19,594      $  3,455,787
  Mortality and expense risk charges........................        (393,499)          (340,247)       (2,971,559)
  Administrative charges....................................         (26,558)           (23,574)         (254,197)
                                                                ------------       ------------      ------------
      Net investment income (loss)..........................        (344,780)          (344,227)          230,031
                                                                ------------       ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       5,704,448          4,510,790        38,817,710
  Cost of investments sold..................................      (5,085,308)        (4,153,654)      (32,255,702)
                                                                ------------       ------------      ------------
      Net realized gain (loss) on investments...............         619,140            357,136         6,562,008
  Realized gain distribution received.......................       2,293,030          1,458,436         6,080,316
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,160,369          1,472,000        22,402,397
                                                                ------------       ------------      ------------
      Net gain (loss) on investments........................       4,072,539          3,287,572        35,044,721
                                                                ------------       ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  3,727,759       $  2,943,345      $ 35,274,752
                                                                ============       ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          JANUS ASPEN
                        JANUS ASPEN         SERIES            MFS(R)                                               NEUBERGER
      FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)            MFS(R)          BERMAN AMT
          VIP           BALANCED--         GROWTH--            TRUST           RESEARCH          UTILITIES          MID-CAP
    EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--          SERIES--          GROWTH--
     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
     $   7,429,336     $  10,185,332     $   3,372,839     $     138,737     $     180,928     $      92,422     $          --
        (2,916,777)       (6,369,874)       (2,499,204)         (365,360)         (451,661)          (68,403)         (104,436)
          (281,491)         (664,319)         (283,339)          (33,345)          (45,079)           (3,306)           (6,465)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         4,231,068         3,151,139           590,296          (259,968)         (315,812)           20,713          (110,901)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        37,143,232       115,694,181        49,840,523         7,776,154         9,497,493         2,826,361         1,953,774
       (32,514,155)     (117,993,312)      (79,367,839)       (7,169,592)      (10,885,967)       (1,978,400)       (1,308,536)
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
         4,629,077        (2,299,131)      (29,527,316)          606,562        (1,388,474)          847,961           645,238
        26,843,148                --                --                --                --           175,515                --
         2,109,866        41,527,623        58,554,272         2,546,852         4,555,948           237,582           330,992
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
        33,582,091        39,228,492        29,026,956         3,153,414         3,167,474         1,261,058           976,230
     -------------     -------------     -------------     -------------     -------------     -------------     -------------
     $  37,813,159     $  42,379,631     $  29,617,252     $   2,893,446     $   2,851,662     $   1,281,771     $     865,329
     =============     =============     =============     =============     =============     =============     =============

                        VAN KAMPEN
                            UIF
                         EMERGING
        VAN ECK           MARKETS
       WORLDWIDE         EQUITY--
      HARD ASSETS         CLASS I
    ---------------------------------
     $     129,714     $     672,879
        (3,334,178)       (1,182,142)
          (206,969)         (111,832)
     -------------     -------------
        (3,411,433)         (621,095)
     -------------     -------------
        32,602,884        17,401,906
       (14,605,852)       (9,154,957)
     -------------     -------------
        17,997,032         8,246,949
        11,038,682         2,066,509
        15,948,298        16,621,929
     -------------     -------------
        44,984,012        26,935,387
     -------------     -------------
     $  41,572,579     $  26,314,292
     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                                                    MAINSTAY VP
                                                                MAINSTAY VP       MAINSTAY VP         CAPITAL
                                                                BALANCED--          BOND--        APPRECIATION--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  2,240,889      $    832,020      $     85,485
  Mortality and expense risk charges........................     (1,585,628)       (1,179,628)         (768,624)
  Administrative charges....................................       (102,836)          (67,158)          (39,049)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        552,425          (414,766)         (722,188)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,350,471         9,333,955         7,889,408
  Cost of investments sold..................................    (10,553,103)       (9,888,358)       (6,739,264)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        797,368          (554,403)        1,150,144
  Realized gain distribution received.......................      1,219,241                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      6,821,032         3,143,125           943,135
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      8,837,641         2,588,722         2,093,279
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  9,390,066      $  2,173,956      $  1,371,091
                                                               ============      ============      ============

                                                                MAINSTAY VP
                                                                HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                                                 CORPORATE        ICAP SELECT        INCOME &
                                                                  BOND--           EQUITY--          GROWTH--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  7,242,320      $     41,375      $    149,030
  Mortality and expense risk charges........................     (5,547,647)         (399,306)         (451,218)
  Administrative charges....................................       (307,240)          (23,912)          (22,954)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................      1,387,433          (381,843)         (325,142)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     30,854,396         3,425,970         3,521,816
  Cost of investments sold..................................    (29,937,876)       (2,820,019)       (2,891,309)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............        916,520           605,951           630,507
  Realized gain distribution received.......................             --           166,550           423,157
  Change in unrealized appreciation (depreciation) on
    investments.............................................     34,558,134         4,149,922         3,544,747
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................     35,474,654         4,922,423         4,598,411
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 36,862,087      $  4,540,580      $  4,273,269
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


      MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH
        STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--
     SERVICE CLASS    SERVICE CLASS(A)    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
     $    214,326       $    430,515      $  2,169,786      $         --      $  8,201,335      $    478,028       $    255,167
         (685,536)          (298,126)       (1,355,845)         (329,942)       (1,913,666)         (776,423)          (253,129)
          (40,644)           (18,610)          (76,194)          (18,553)         (125,023)          (45,713)           (21,355)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
         (511,854)           113,779           737,747          (348,495)        6,162,646          (344,108)           (19,317)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
        4,448,580          4,345,269         8,632,347         5,243,857        25,240,039         7,441,606          1,515,169
       (3,450,513)        (4,298,881)       (7,383,940)       (4,217,508)      (25,422,457)       (7,695,758)        (1,460,668)
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
          998,067             46,388         1,248,407         1,026,349          (182,418)         (254,152)            54,501
        1,172,211            128,302                --                --                --                --            245,841
        4,804,006          1,829,628         5,484,785         1,177,261          (382,736)        1,805,458          2,577,327
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
        6,974,284          2,004,318         6,733,192         2,203,610          (565,154)        1,551,306          2,877,669
     ------------       ------------      ------------      ------------      ------------      ------------       ------------
     $  6,462,430       $  2,118,097      $  7,470,939      $  1,855,115      $  5,597,492      $  1,207,198       $  2,858,352
     ============       ============      ============      ============      ============      ============       ============

                                                                                                                   MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          MODERATE
     INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE            GROWTH
       EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--       ALLOCATION--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS(A)   SERVICE CLASS(A)
    -----------------------------------------------------------------------------------------------------------------------------
     $    280,730      $      5,190      $         --      $         --      $         --       $    794,762       $    811,225
       (1,751,640)         (374,323)       (1,329,505)       (1,865,855)       (2,080,953)          (637,223)          (648,759)
          (96,317)          (21,117)          (69,607)         (100,445)         (112,162)           (38,851)           (44,101)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
       (1,567,227)         (390,250)       (1,399,112)       (1,966,300)       (2,193,115)           118,688            118,365
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        4,875,090         2,952,347         8,562,390        19,457,822        11,630,288         28,071,570          4,858,980
       (3,418,806)       (2,828,117)       (6,337,430)      (13,044,420)       (8,993,229)       (28,422,713)        (4,807,591)
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
        1,456,284           124,230         2,224,960         6,413,402         2,637,059           (351,143)            51,389
        1,500,691                --           615,075         2,268,593         1,957,953            266,344            502,977
       29,564,850         1,560,579         9,255,316         1,174,458        13,614,314          4,762,167          5,794,903
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
       32,521,825         1,684,809        12,095,351         9,856,453        18,209,326          4,677,368          6,349,269
     ------------      ------------      ------------      ------------      ------------       ------------       ------------
     $ 30,954,598      $  1,294,559      $ 10,696,239      $  7,890,153      $ 16,016,211       $  4,796,056       $  6,467,634
     ============      ============      ============      ============      ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  S&P 500          SMALL CAP           TOTAL
                                                                  INDEX--          GROWTH--          RETURN--
                                                               SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    773,681      $         --      $    204,722
  Mortality and expense risk charges........................     (2,949,243)       (1,033,285)         (670,382)
  Administrative charges....................................       (169,641)          (61,922)          (34,449)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................     (2,345,203)       (1,095,207)         (500,109)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     14,739,876        10,531,113         5,661,719
  Cost of investments sold..................................    (11,704,192)       (8,742,005)       (4,984,056)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      3,035,684         1,789,108           677,663
  Realized gain distribution received.......................             --               606           612,174
  Change in unrealized appreciation (depreciation) on
    investments.............................................     25,093,961         2,337,920         2,495,779
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................     28,129,645         4,127,634         3,785,616
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 25,784,442      $  3,032,427      $  3,285,507
                                                               ============      ============      ============

                                                                                  JANUS ASPEN         MFS(R)
                                                                JANUS ASPEN         SERIES           INVESTORS
                                                                  SERIES           WORLDWIDE           TRUST
                                                                BALANCED--         GROWTH--          SERIES--
                                                              SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,856,325      $    463,304      $     17,098
  Mortality and expense risk charges........................     (1,365,813)         (404,103)          (94,716)
  Administrative charges....................................        (82,398)          (25,563)           (5,557)
                                                               ------------      ------------      ------------
      Net investment income (loss)..........................        408,114            33,638           (83,175)
                                                               ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,444,493         3,710,032         2,367,057
  Cost of investments sold..................................     (7,084,571)       (3,168,517)       (2,076,637)
                                                               ------------      ------------      ------------
      Net realized gain (loss) on investments...............      1,359,922           541,515           290,420
  Realized gain distribution received.......................             --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      6,159,147         3,803,338           386,395
                                                               ------------      ------------      ------------
      Net gain (loss) on investments........................      7,519,069         4,344,853           676,815
                                                               ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  7,927,183      $  4,378,491      $    593,640
                                                               ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                            COLUMBIA
                                            SMALL CAP
                           ALGER           VALUE FUND,       DREYFUS IP        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
      MAINSTAY VP      AMERICAN SMALL       VARIABLE         TECHNOLOGY            VIP               VIP               VIP
        VALUE--       CAPITALIZATION--      SERIES--          GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--
     SERVICE CLASS     CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
    ----------------------------------------------------------------------------------------------------------------------------
     $    221,985       $         --      $    144,739      $         --      $  2,254,407      $  3,830,363      $    292,603
       (1,225,609)          (680,472)         (540,761)         (337,250)       (3,201,374)       (1,870,988)       (2,519,128)
          (63,990)           (41,728)          (35,787)          (22,369)         (193,073)         (108,838)         (172,692)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
       (1,067,614)          (722,200)         (431,809)         (359,619)       (1,140,040)        1,850,537        (2,399,217)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        6,826,251          4,182,601         4,420,225         3,592,072         7,341,124         6,803,079        19,575,164
       (5,154,457)        (2,856,614)       (3,810,977)       (3,512,779)       (4,957,092)       (5,680,018)      (14,949,562)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
        1,671,794          1,325,987           609,248            79,293         2,384,032         1,123,061         4,625,602
        1,457,508                 --         1,127,346                --        20,417,114        16,129,006        19,509,813
       10,926,618          6,475,942         4,058,012           809,478        (1,151,303)        2,678,510        (4,753,011)
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
       14,055,920          7,801,929         5,794,606           888,771        21,649,843        19,930,577        19,382,404
     ------------       ------------      ------------      ------------      ------------      ------------      ------------
     $ 12,988,306       $  7,079,729      $  5,362,797      $    529,152      $ 20,509,803      $ 21,781,114      $ 16,983,187
     ============       ============      ============      ============      ============      ============      ============

                                                                              VAN KAMPEN
                                           NEUBERGER                              UIF
        MFS(R)            MFS(R)          BERMAN AMT                           EMERGING         VICTORY VIF
       RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE        MARKETS         DIVERSIFIED
       SERIES--          SERIES--          GROWTH--        EQUITY INCOME       EQUITY--           STOCK--
     SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------
     $     25,203      $  4,282,825      $         --      $  2,239,447      $    490,030      $     62,825
         (118,564)       (3,441,568)         (236,008)       (2,408,307)         (949,023)         (281,596)
           (7,014)         (223,273)          (15,553)         (142,378)          (52,765)          (20,648)
     ------------      ------------      ------------      ------------      ------------      ------------
         (100,375)          617,984          (251,561)         (311,238)         (511,758)         (239,419)
     ------------      ------------      ------------      ------------      ------------      ------------
        1,196,932        23,627,462         3,917,190         8,010,079         6,728,222         3,577,788
         (947,003)      (17,491,146)       (2,868,516)       (7,255,596)       (4,037,588)       (3,092,616)
     ------------      ------------      ------------      ------------      ------------      ------------
          249,929         6,136,316         1,048,674           754,483         2,690,634           485,172
               --         8,728,554                --         5,033,256         1,538,638           585,003
          518,119        48,935,783           948,952        20,636,799        15,781,405         1,433,492
     ------------      ------------      ------------      ------------      ------------      ------------
          768,048        63,800,653         1,997,626        26,424,538        20,010,677         2,503,667
     ------------      ------------      ------------      ------------      ------------      ------------
     $    667,673      $ 64,418,637      $  1,746,065      $ 26,113,300      $ 19,498,919      $  2,264,248
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (682,652)  $  3,458,862   $ (3,015,987)  $ (4,604,615)
    Net realized gain (loss) on investments..........    (1,365,211)      (216,113)   (32,659,654)   (48,191,160)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     7,102,741     (1,695,916)    43,382,590     72,597,965
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,054,878      1,546,833      7,706,949     19,802,190
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,166,558      2,767,660      3,825,120      4,838,691
    Policyowners' surrenders.........................   (24,507,994)   (22,404,095)   (40,922,531)   (37,549,052)
    Policyowners' annuity and death benefits.........    (2,531,388)    (2,569,686)    (2,758,667)    (3,323,314)
    Net transfers from (to) Fixed Account............      (531,709)      (796,623)    (1,149,523)    (2,035,435)
    Transfers between Investment Divisions...........   (14,980,138)    (8,794,964)   (27,100,213)   (41,427,718)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (40,384,671)   (31,797,708)   (68,105,814)   (79,496,828)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,569)       (10,951)       (69,567)        29,814
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (35,351,362)   (30,261,826)   (60,468,432)   (59,664,824)
NET ASSETS:
    Beginning of year................................   205,077,784    235,339,610    312,231,913    371,896,737
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $169,726,422   $205,077,784   $251,763,481   $312,231,913
                                                       ============   ============   ============   ============

                                                               MainStay VP
                                                               Developing                    MainStay VP
                                                                Growth--                    Government--
                                                              Initial Class                 Initial Class
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (354,988)  $   (351,822)  $   (715,450)  $  2,481,960
    Net realized gain (loss) on investments..........     2,239,002     (1,727,399)    (2,181,312)    (1,005,544)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       222,817      3,790,843      6,084,361         86,507
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,106,831      1,711,622      3,187,599      1,562,923
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       380,617        280,649      2,082,774      2,902,927
    Policyowners' surrenders.........................    (2,925,439)    (2,287,383)   (20,452,185)   (20,442,818)
    Policyowners' annuity and death benefits.........      (237,966)      (131,140)    (2,139,630)    (2,682,549)
    Net transfers from (to) Fixed Account............       263,318        (73,264)      (591,559)    (2,633,041)
    Transfers between Investment Divisions...........       384,823     (2,154,394)   (13,147,581)   (11,771,469)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (6,299,024)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    (2,134,647)   (10,664,556)   (34,248,181)   (34,626,950)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (14,130)         3,738        (14,612)       (10,821)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       (41,946)    (8,949,196)   (31,075,194)   (33,074,848)
NET ASSETS:
    Beginning of year................................    22,692,465     31,641,661    156,511,165    189,586,013
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 22,650,519   $ 22,692,465   $125,435,971   $156,511,165
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MainStay VP                     MainStay VP
             MainStay VP                   Common Stock--                   Convertible--
           Cash Management                  Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005
    ---------------------------------------------------------------------------------------------
    $   5,564,334   $   2,747,502   $  (2,336,613)  $  (1,374,625)  $   1,502,491   $      34,108
            1,044          (4,862)     (9,934,908)    (15,941,441)      2,539,336      (1,686,870)
               --              --       5,619,463       3,255,411              --              --
           (6,356)          8,706      42,949,647      30,393,360      11,573,635      10,790,693
    -------------   -------------   -------------   -------------   -------------   -------------
        5,559,022       2,751,346      36,297,589      16,332,705      15,615,462       9,137,931
    -------------   -------------   -------------   -------------   -------------   -------------
       56,290,986      69,148,697       3,083,366       3,306,612       2,235,570       2,628,185
      (51,067,960)    (43,058,610)    (34,862,812)    (29,657,868)    (21,401,208)    (16,215,627)
       (3,192,541)     (2,321,489)     (2,871,502)     (3,045,310)     (2,302,295)     (2,571,424)
        2,262,779      (4,002,426)       (559,026)     (1,552,624)          5,101        (905,067)
       (3,577,870)    (43,289,968)    (16,923,955)    (24,334,703)     (9,806,519)    (19,430,358)
    -------------   -------------   -------------   -------------   -------------   -------------
          715,394     (23,523,796)    (52,133,929)    (55,283,893)    (31,269,351)    (36,494,291)
    -------------   -------------   -------------   -------------   -------------   -------------
          (23,952)        (16,484)       (156,293)         23,174         (82,988)         (9,556)
    -------------   -------------   -------------   -------------   -------------   -------------
        6,250,464     (20,788,934)    (15,992,633)    (38,928,014)    (15,736,877)    (27,365,916)
      178,139,891     198,928,825     275,048,057     313,976,071     191,747,902     219,113,818
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 184,390,355   $ 178,139,891   $ 259,055,424   $ 275,048,057   $ 176,011,025   $ 191,747,902
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--              ICAP SELECT EQUITY--              INCOME & GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005
    ---------------------------------------------------------------------------------------------
    $   2,501,914   $  29,570,241   $    (582,622)  $    (283,898)  $    (439,760)  $    (185,895)
       18,400,196       8,232,190       1,485,053         776,561         946,670         255,005
               --              --         247,412         503,260         619,433              --
       41,272,637     (28,361,830)      6,941,743         863,698       5,999,043       1,660,168
    -------------   -------------   -------------   -------------   -------------   -------------
       62,174,747       9,440,601       8,091,586       1,859,621       7,125,386       1,729,278
    -------------   -------------   -------------   -------------   -------------   -------------
        7,629,262      10,129,502         440,015         506,712         663,555         392,060
      (91,830,310)    (86,023,535)     (5,721,299)     (4,722,273)     (7,822,856)     (6,494,075)
       (9,843,350)    (11,158,796)       (311,173)       (488,878)       (604,847)       (571,081)
       (2,889,893)    (11,459,191)        308,783           9,742         (38,762)        (66,616)
      (26,584,980)    (28,971,902)      2,037,204      (2,700,125)     (3,066,111)        706,090
               --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
     (123,519,271)   (127,483,922)     (3,246,470)     (7,394,822)    (10,869,021)     (6,033,622)
    -------------   -------------   -------------   -------------   -------------   -------------
         (194,282)        (14,787)        (34,781)          3,152         (33,609)          7,591
    -------------   -------------   -------------   -------------   -------------   -------------
      (61,538,806)   (118,058,108)      4,810,335      (5,532,049)     (3,777,244)     (4,296,753)
      679,318,763     797,376,871      48,880,564      54,412,613      53,612,523      57,909,276
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 617,779,957   $ 679,318,763   $  53,690,899   $  48,880,564   $  49,835,279   $  53,612,523
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,221,490)  $    270,212   $   (973,088)  $ (1,167,357)
    Net realized gain (loss) on investments..........     5,158,358      2,358,275     (6,315,781)   (16,328,993)
    Realized gain distribution received..............     1,219,221      3,681,742             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    23,073,278       (764,727)    11,268,863     18,950,222
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    28,229,367      5,545,502      3,979,994      1,453,872
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,122,143      1,917,215      1,067,417        914,134
    Policyowners' surrenders.........................   (14,172,432)    (8,000,808)    (9,375,091)    (7,272,141)
    Policyowners' annuity and death benefits.........      (638,956)      (445,609)      (823,169)      (982,585)
    Net transfers from (to) Fixed Account............     2,835,081        665,771        131,430       (555,475)
    Transfers between Investment Divisions...........    21,957,951     19,123,371     (2,495,014)   (12,179,379)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    12,103,787     13,259,940    (11,494,427)   (20,075,446)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (103,659)           602        (25,770)        17,467
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    40,229,495     18,806,044     (7,540,203)   (18,604,107)
NET ASSETS:
    Beginning of year................................    92,464,333     73,658,289     78,117,756     96,721,863
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $132,693,828   $ 92,464,333   $ 70,577,553   $ 78,117,756
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP
                                                                SMALL CAP                    MAINSTAY VP
                                                                GROWTH--                   TOTAL RETURN--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (885,145)  $   (960,088)  $ (1,599,828)  $    (37,737)
    Net realized gain (loss) on investments..........     5,010,907      3,283,673     (4,420,293)    (6,721,714)
    Realized gain distribution received..............           470      1,083,460      2,313,894             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (1,281,993)    (2,119,612)    18,097,855     16,998,498
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     2,844,239      1,287,433     14,391,628     10,239,047
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       805,777      1,108,204      1,856,258      2,552,720
    Policyowners' surrenders.........................    (5,585,275)    (5,137,868)   (27,502,397)   (30,123,612)
    Policyowners' annuity and death benefits.........      (312,181)      (391,002)    (2,870,245)    (3,343,692)
    Net transfers from (to) Fixed Account............       351,179        375,477     (1,072,389)    (1,654,552)
    Transfers between Investment Divisions...........    (5,385,730)    (2,200,900)   (10,449,194)   (19,082,381)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (4,948,545)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (10,126,230)   (11,194,634)   (40,037,967)   (51,651,517)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (25,682)        19,452        (67,627)         7,119
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    (7,307,673)    (9,887,749)   (25,713,966)   (41,405,351)
NET ASSETS:
    Beginning of year................................    62,734,684     72,622,433    204,913,332    246,318,683
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 55,427,011   $ 62,734,684   $179,199,366   $204,913,332
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

             MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                       MAINSTAY VP                     MAINSTAY VP
               CORE--                         GROWTH--                     MID CAP VALUE--                 S&P 500 INDEX--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005            2006            2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (1,115,950)  $    (579,632)  $  (1,537,097)  $  (1,335,213)  $  (2,058,300)  $  (1,083,771)  $  (4,949,545)  $  (1,800,239)
        6,018,792       3,838,379      11,519,916       5,270,285       7,400,093       6,026,905      (1,387,758)     (1,010,294)
          462,342       7,002,952       1,704,195          46,664       1,872,551       7,012,295              --              --
        4,056,097      (1,167,102)     (4,530,302)      9,254,799      10,392,341      (5,750,830)     74,394,465      20,347,951
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,421,281       9,094,597       7,156,712      13,236,535      17,606,685       6,204,599      68,057,162      17,537,418
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,451,082       1,268,988       2,106,219       1,864,870       2,250,550       3,226,840       5,840,199       7,188,277
       (7,239,832)     (5,401,662)     (9,301,396)     (7,285,424)    (13,530,262)    (11,828,393)    (72,651,750)    (63,609,591)
         (400,234)       (226,874)       (361,105)       (528,759)     (1,152,722)       (965,803)     (4,832,596)     (5,791,448)
          237,021         604,095         756,785       1,367,766         182,145       1,462,021        (409,590)     (2,485,152)
       (2,404,775)     14,535,227      (7,455,869)     15,974,697     (11,591,327)     17,514,850     (34,689,175)    (27,840,457)
               --      (4,959,503)             --      (5,586,771)             --      (6,187,149)             --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (8,356,738)      5,820,271     (14,255,366)      5,806,379     (23,841,616)      3,222,366    (106,742,912)    (92,538,371)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (43,435)         (7,245)        (55,176)         (5,325)        (74,034)         13,109        (289,939)         62,908
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,021,108      14,907,623      (7,153,830)     19,037,589      (6,308,965)      9,440,074     (38,975,689)    (74,938,045)
       75,056,819      60,149,196     103,591,654      84,554,065     154,200,003     144,759,929     559,398,982     634,337,027
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  76,077,927   $  75,056,819   $  96,437,824   $ 103,591,654   $ 147,891,038   $ 154,200,003   $ 520,423,293   $ 559,398,982
    =============   =============   =============   =============   =============   =============   =============   =============

                                                ALGER
                                              AMERICAN
             MAINSTAY VP                        SMALL                          AMSOUTH                         AMSOUTH
               VALUE--                    CAPITALIZATION--                    ENHANCED                      INTERNATIONAL
            INITIAL CLASS                  CLASS O SHARES                    MARKET FUND                     EQUITY FUND
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2006            2005            2006            2005            2006            2005            2006            2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (2,566,657)  $    (699,672)  $  (1,260,214)  $  (1,106,301)  $          --   $      (7,688)  $          --   $     175,681
        9,710,921         284,044       6,492,887       3,515,015              --         455,319              --          58,645
        3,543,991              --              --              --              --              --              --              --
       27,277,908      11,731,742       8,879,796       8,459,154              --        (409,546)             --        (207,355)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       37,966,163      11,316,114      14,112,469      10,867,868              --          38,085              --          26,971
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,834,822       3,394,043       1,372,780         984,077              --         132,029              --            (478)
      (28,296,184)    (23,882,645)    (11,531,535)     (7,610,087)             --        (287,011)             --         (20,031)
       (2,358,854)     (2,496,604)       (562,288)       (445,682)             --         (60,327)             --         (12,167)
          277,263        (334,376)        (84,946)       (374,466)             --         206,152              --          57,693
       (7,372,943)     (7,636,148)        991,080      (1,099,152)             --      (3,020,357)             --        (804,983)
               --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (34,915,896)    (30,955,730)     (9,814,909)     (8,545,310)             --      (3,029,514)             --        (779,966)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (152,416)         13,269         (72,822)         (8,684)             --             391              --           1,006
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,897,851     (19,626,347)      4,224,738       2,313,874              --      (2,991,038)             --        (751,989)
      239,155,452     258,781,799      82,337,809      80,023,935              --       2,991,038              --         751,989
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 242,053,303   $ 239,155,452   $  86,562,547   $  82,337,809   $          --   $          --   $          --   $          --
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                                  AMSOUTH                         AMSOUTH
                                                              LARGE CAP FUND                   MID CAP FUND
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $          --   $     (49,413)  $          --   $      88,286
    Net realized gain (loss) on investments..........             --         398,745              --         426,560
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................             --        (465,126)             --        (434,969)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................             --        (115,794)             --          79,877
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............             --         147,893              --          16,300
    Policyowners' surrenders.........................             --        (326,496)             --        (123,822)
    Policyowners' annuity and death benefits.........             --         (92,979)             --         (64,050)
    Net transfers from (to) Fixed Account............             --         197,162              --         108,226
    Transfers between Investment Divisions...........             --      (4,267,422)             --      (1,984,053)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............             --      (4,341,842)             --      (2,047,399)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............             --             699              --             765
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............             --      (4,456,937)             --      (1,966,757)
NET ASSETS:
    Beginning of year................................             --       4,456,937              --       1,966,757
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $          --   $          --   $          --   $          --
                                                       =============   =============   =============   =============

                                                                JANUS ASPEN                     JANUS ASPEN
                                                                  SERIES                          SERIES
                                                                BALANCED--                  WORLDWIDE GROWTH--
                                                           INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
                                                       -----------------------------   -----------------------------
                                                           2006            2005            2006            2005
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   3,151,139   $   4,362,367   $     590,296   $    (164,141)
    Net realized gain (loss) on investments..........     (2,299,131)     (9,965,630)    (29,527,316)    (47,461,038)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     41,527,623      38,444,038      58,554,272      55,854,111
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     42,379,631      32,840,775      29,617,252       8,228,932
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      5,096,511       6,104,824       2,817,608       2,980,888
    Policyowners' surrenders.........................    (73,920,593)    (57,130,712)    (27,803,296)    (23,957,775)
    Policyowners' annuity and death benefits.........     (5,763,708)     (6,334,256)     (2,190,079)     (2,266,780)
    Net transfers from (to) Fixed Account............     (2,126,158)     (3,937,485)       (739,329)     (1,415,857)
    Transfers between Investment Divisions...........    (29,652,744)    (44,943,210)    (16,652,694)    (28,747,501)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............   (106,366,692)   (106,240,839)    (44,567,790)    (53,407,025)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (183,292)        (14,360)       (103,321)         22,190
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (64,170,353)    (73,414,424)    (15,053,859)    (45,155,903)
NET ASSETS:
    Beginning of year................................    526,275,445     599,689,869     210,541,559     255,697,462
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 462,105,092   $ 526,275,445   $ 195,487,700   $ 210,541,559
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

              CALVERT                     DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
              SOCIAL                      TECHNOLOGY                        VIP                           VIP
             BALANCED                      GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
             PORTFOLIO                  INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    334,430   $    149,693   $   (300,966)  $   (327,731)  $   (690,648)  $ (4,506,289)  $  4,231,068   $    540,153
          85,525       (432,943)       510,470        708,449     15,962,482      5,760,927      4,629,077     (1,035,631)
         780,850             --             --             --     33,477,999         72,032     26,843,148      8,362,088
       1,955,807      2,181,162        233,104       (279,258)    (8,359,197)    56,261,941      2,109,866      1,357,195
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,156,612      1,897,912        442,608        101,460     40,390,636     57,588,611     37,813,159      9,223,805
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,228,745      3,073,475        324,319        342,122      5,102,723      5,131,927      2,818,895      2,701,403
      (5,273,433)    (3,805,836)    (1,727,953)    (1,895,663)   (57,161,546)   (39,677,875)   (29,526,726)   (24,841,947)
        (595,532)      (527,515)      (189,934)      (100,315)    (3,457,535)    (3,216,888)    (2,296,191)    (2,318,177)
         310,752        926,146         73,639         42,936        589,938          5,656        523,630       (758,111)
      (2,359,199)    (1,401,315)      (911,254)    (4,882,662)     2,102,560     21,844,670      1,270,236     (2,063,781)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,688,667)    (1,735,045)    (2,431,183)    (6,493,582)   (52,823,860)   (15,912,510)   (27,210,156)   (27,280,613)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,172)          (174)        (2,872)         6,563       (228,658)       (68,665)      (155,838)        17,767
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,547,227)       162,693     (1,991,447)    (6,385,559)   (12,661,882)    41,607,436     10,447,165    (18,039,041)
      47,745,633     47,582,940     21,298,670     27,684,229    426,101,676    384,494,240    221,889,795    239,928,836
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 45,198,406   $ 47,745,633   $ 19,307,223   $ 21,298,670   $413,439,794   $426,101,676   $232,336,960   $221,889,795
    ============   ============   ============   ============   ============   ============   ============   ============

              MFS(R)                                                      MFS(R)                   NEUBERGER BERMAN
             INVESTORS                      MFS(R)                       UTILITIES                        AMT
          TRUST SERIES--               RESEARCH SERIES--                 SERIES--                       MID-CAP
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                GROWTH--CLASS I
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (259,968)  $   (263,287)  $   (315,812)  $   (370,497)  $     20,713   $    (44,936)  $   (110,901)  $   (109,457)
         606,562       (501,825)    (1,388,474)    (2,884,125)       847,961        683,176        645,238        670,467
              --             --             --             --        175,515             --             --             --
       2,546,852      2,374,310      4,555,948      5,529,916        237,582         44,140        330,992        221,889
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,893,446      1,609,198      2,851,662      2,275,294      1,281,771        682,380        865,329        782,899
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         200,003        196,926        380,110        427,047          1,899          3,363          5,866         15,804
      (3,835,750)    (2,935,120)    (5,614,158)    (3,652,448)    (1,582,712)      (447,168)    (1,011,372)      (930,037)
        (304,878)      (275,666)      (482,057)      (497,283)      (483,976)       (83,132)       (36,806)       (63,167)
        (112,888)      (169,638)      (146,081)      (352,831)       125,892          6,645         66,658         48,691
      (1,222,880)    (1,633,353)    (2,520,433)    (3,057,098)       756,012      1,132,778        188,565     (1,004,540)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,276,393)    (4,816,851)    (8,382,619)    (7,132,613)    (1,182,885)       612,486       (787,089)    (1,933,249)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (13,428)          (735)       (15,307)            33         (5,189)        (1,017)        (4,550)            25
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,396,375)    (3,208,388)    (5,546,264)    (4,857,286)        93,697      1,293,849         73,690     (1,150,325)
      28,895,093     32,103,481     37,689,740     42,547,026      5,239,352      3,945,503      7,017,148      8,167,473
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,498,718   $ 28,895,093   $ 32,143,476   $ 37,689,740   $  5,333,049   $  5,239,352   $  7,090,838   $  7,017,148
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                  Royce                         Royce
                                                                Micro-Cap                     Small-Cap
                                                               Portfolio--                   Portfolio--
                                                            Investment Class              Investment Class
                                                       ---------------------------   ---------------------------
                                                           2006         2005(a)          2006         2005(b)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (344,780)  $      1,529   $   (344,227)  $    (51,961)
    Net realized gain (loss) on investments..........       619,140         29,903        357,136         27,568
    Realized gain distribution received..............     2,293,030         87,431      1,458,436        119,725
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,160,369        301,006      1,472,000        205,383
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,727,759        419,869      2,943,345        300,715
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    13,752,857      3,090,666      9,433,698      4,835,240
    Policyowners' surrenders.........................    (1,785,039)       (71,899)    (1,347,053)      (139,836)
    Policyowners' annuity and death benefits.........      (108,582)            --        (23,044)        (8,085)
    Net transfers from (to) Fixed Account............     3,098,071        538,556      2,203,680        755,429
    Transfers between Investment Divisions...........    20,158,763      2,720,035      7,144,269      7,065,329
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    35,116,070      6,277,358     17,411,550     12,508,077
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (15,192)          (527)       (13,344)          (173)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    38,828,637      6,696,700     20,341,551     12,808,619
NET ASSETS:
    Beginning of year................................     6,696,700             --     12,808,619             --
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 45,525,337   $  6,696,700   $ 33,150,170   $ 12,808,619
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                        Van Kampen
                                                                       UIF Emerging
           T. Rowe Price                    Van Eck                  Markets Equity--
      Equity Income Portfolio        Worldwide Hard Assets                Class I
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $    230,031   $    280,529   $ (3,411,433)  $ (1,286,729)  $   (621,095)  $   (598,963)
       6,562,008      3,046,854     17,997,032      3,026,544      8,246,949        428,834
       6,080,316     10,428,146     11,038,682             --      2,066,509             --
      22,402,397     (8,300,049)    15,948,298     40,533,605     16,621,929     17,119,388
    ------------   ------------   ------------   ------------   ------------   ------------
      35,274,752      5,455,480     41,572,579     42,273,420     26,314,292     16,949,259
    ------------   ------------   ------------   ------------   ------------   ------------
       2,942,663      3,234,095     45,305,490     27,532,054      1,520,862        992,832
     (26,427,308)   (18,779,481)   (18,994,755)    (6,170,999)    (9,383,416)    (4,322,313)
      (1,738,727)    (1,603,019)    (1,326,464)      (665,627)      (709,409)      (341,883)
         412,096      1,601,514     10,533,615      7,877,285      1,281,889        553,977
      (3,999,472)    20,577,880     20,382,561     51,392,846     11,143,036     12,581,674
    ------------   ------------   ------------   ------------   ------------   ------------
     (28,810,748)     5,030,989     55,900,447     79,965,559      3,852,962      9,464,287
    ------------   ------------   ------------   ------------   ------------   ------------
        (145,828)        22,332       (272,430)       (89,805)      (119,125)       (23,644)
    ------------   ------------   ------------   ------------   ------------   ------------
       6,318,176     10,508,801     97,200,596    122,149,174     30,048,129     26,389,902
     220,870,804    210,362,003    169,938,496     47,789,322     74,680,858     48,290,956
    ------------   ------------   ------------   ------------   ------------   ------------
    $227,188,980   $220,870,804   $267,139,092   $169,938,496   $104,728,987   $ 74,680,858
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(C)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    552,425   $    139,189   $   (414,766)  $  1,308,586
    Net realized gain (loss) on investments..........       797,368         60,516       (554,403)      (222,185)
    Realized gain distribution received..............     1,219,241        307,826             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,821,032        743,875      3,143,125       (861,807)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     9,390,066      1,251,406      2,173,956        224,594
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    25,909,903     27,013,045     10,325,557     20,677,920
    Policyowners' surrenders.........................    (6,895,338)    (1,212,614)    (3,837,667)    (3,051,666)
    Policyowners' annuity and death benefits.........    (1,039,602)       (51,998)      (736,221)      (443,548)
    Net transfers from (to) Fixed Account............     9,476,758     10,080,984      2,691,610      5,064,033
    Transfers between Investment Divisions...........    10,301,544     39,900,659     (3,436,146)      (495,886)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --      5,000,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    37,753,265     80,730,076      5,007,133     21,750,853
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (39,876)          (749)        (9,920)        (2,494)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    47,103,455     81,980,733      7,171,169     21,972,953
NET ASSETS:
    Beginning of year................................    81,980,733             --     76,355,173     54,382,220
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $129,084,188   $ 81,980,733   $ 83,526,342   $ 76,355,173
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             FLOATING RATE--                GOVERNMENT--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(D)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  6,162,646   $    935,272   $   (344,108)  $    833,013
    Net realized gain (loss) on investments..........      (182,418)        21,515       (254,152)      (107,403)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (382,736)      (127,369)     1,805,458       (518,091)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     5,597,492        829,418      1,207,198        207,519
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    50,245,079     26,320,010      7,740,527     13,346,884
    Policyowners' surrenders.........................    (9,871,012)    (1,146,772)    (2,932,013)    (2,177,410)
    Policyowners' annuity and death benefits.........    (1,191,036)       (41,230)      (404,183)      (282,116)
    Net transfers from (to) Fixed Account............    20,032,230      7,173,211      1,675,142      4,616,652
    Transfers between Investment Divisions...........    37,237,297     22,239,455     (1,185,343)    (1,924,506)
    Contributions (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     22,500,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    96,452,558     77,044,674      4,894,130     13,579,504
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,481)        (2,324)        (5,838)        (2,008)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   102,028,569     77,871,768      6,095,490     13,785,015
NET ASSETS:
    Beginning of year................................    77,871,768             --     49,506,062     35,721,047
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $179,900,337   $ 77,871,768   $ 55,601,552   $ 49,506,062
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                             MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP          CONSERVATIVE           MAINSTAY VP                 MAINSTAY VP
     CAPITAL APPRECIATION--          COMMON STOCK--         ALLOCATION--          CONVERTIBLE--            DEVELOPING GROWTH--
          SERVICE CLASS               SERVICE CLASS         SERVICE CLASS         SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   -------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006(E)         2006          2005          2006          2005
    -----------------------------------------------------------------------------------------------------------------------------
    $  (722,188)  $  (718,671)  $  (511,854)  $  (211,405)   $   113,779    $   737,747   $   (47,352)  $  (348,495)  $  (239,496)
      1,150,144       587,753       998,067       455,560         46,388      1,248,407       719,997     1,026,349       191,929
             --            --     1,172,211       493,112        128,302             --            --            --            --
        943,135     3,242,014     4,804,006     1,488,272      1,829,628      5,484,785     3,107,701     1,177,261     1,769,139
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
      1,371,091     3,111,096     6,462,430     2,225,539      2,118,097      7,470,939     3,780,346     1,855,115     1,721,572
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
      4,975,533     9,222,902     7,572,566     8,746,610     18,135,050     12,963,773    14,819,794     4,257,049     4,012,815
     (2,491,590)   (2,266,097)   (1,839,159)   (1,383,666)    (1,884,786)    (4,036,802)   (3,036,382)   (1,067,399)     (643,530)
        (78,065)     (213,149)     (256,469)      (59,276)            --       (390,603)     (531,969)      (37,771)      (58,254)
        860,748     1,807,299     1,802,844     2,215,010      3,789,449      3,285,600     5,511,448       754,557       712,355
     (4,640,849)   (3,504,257)   (1,315,703)     (674,975)    23,648,681     (4,214,783)   (4,754,399)     (787,263)     (817,964)
             --            --            --            --        250,000             --            --            --            --
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
     (1,374,223)    5,046,698     5,964,079     8,843,703     43,938,394      7,607,185    12,008,492     3,119,173     3,205,422
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
        (13,262)        2,222       (28,804)        1,282         (6,681)       (41,532)       (5,538)      (12,754)         (376)
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
        (16,394)    8,160,016    12,397,705    11,070,524     46,049,810     15,036,592    15,783,300     4,961,534     4,926,618
     51,499,907    43,339,891    41,598,072    30,527,548             --     83,495,473    67,712,173    18,356,967    13,430,349
    -----------   -----------   -----------   -----------    -----------    -----------   -----------   -----------   -----------
    $51,483,513   $51,499,907   $53,995,777   $41,598,072    $46,049,810    $98,532,065   $83,495,473   $23,318,501   $18,356,967
    ===========   ===========   ===========   ===========    ===========    ===========   ===========   ===========   ===========

     MAINSTAY VP            MAINSTAY VP
       GROWTH               HIGH YIELD                    MAINSTAY VP                   MAINSTAY VP
    ALLOCATION--         CORPORATE BOND--            ICAP SELECT EQUITY--            INCOME & GROWTH--
    SERVICE CLASS          SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
    -------------   ---------------------------   ---------------------------   ---------------------------
       2006(E)          2006           2005           2006           2005           2006           2005
    -------------------------------------------------------------------------------------------------------
    $    (19,317)   $  1,387,433   $ 15,316,330   $   (381,843)  $   (159,894)  $   (325,142)  $    (81,492)
          54,501         916,520      1,655,692        605,951        415,518        630,507        315,870
         245,841              --             --        166,550        248,847        423,157             --
       2,577,327      34,558,134    (12,821,049)     4,149,922        352,700      3,544,747        556,727
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
       2,858,352      36,862,087      4,150,973      4,540,580        857,171      4,273,269        791,105
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      17,614,373      66,284,851    105,292,069      5,356,611      4,149,122      4,408,891      7,218,166
        (796,144)    (19,155,345)   (13,390,923)    (1,585,539)      (959,099)    (1,692,254)    (1,126,645)
         (18,541)     (3,617,400)    (2,288,734)       (86,359)      (102,098)      (232,565)      (128,740)
       2,900,674      14,561,940     22,835,470        931,453      1,343,499      1,125,491      3,219,377
      19,276,853     (20,869,149)   (20,282,240)     2,776,380       (983,522)    (1,264,236)       636,212
         250,000              --             --             --             --             --             --
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      39,227,215      37,204,897     92,165,642      7,392,546      3,447,902      2,345,327      9,818,370
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
          (9,100)       (122,153)       (11,440)       (19,760)           760        (21,036)         2,088
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
      42,076,467      73,944,831     96,305,175     11,913,366      4,305,833      6,597,560     10,611,563
              --     350,117,797    253,812,622     24,156,208     19,850,375     27,325,657     16,714,094
    ------------    ------------   ------------   ------------   ------------   ------------   ------------
    $ 42,076,467    $424,062,628   $350,117,797   $ 36,069,574   $ 24,156,208   $ 33,923,217   $ 27,325,657
    ============    ============   ============   ============   ============   ============   ============


             MAINSTAY VP
       INTERNATIONAL EQUITY--
            SERVICE CLASS
     ---------------------------
         2006           2005
     ---------------------------
     $ (1,567,227)  $    262,586
        1,456,284        609,956
        1,500,691      3,389,246
       29,564,850        196,131
     ------------   ------------
       30,954,598      4,457,919
     ------------   ------------
       31,698,184     27,433,954
       (4,270,768)    (2,052,895)
         (349,761)      (475,687)
        6,226,099      6,842,420
       13,291,985      4,093,676
               --             --
     ------------   ------------
       46,595,739     35,841,468
     ------------   ------------
         (117,133)        (1,709)
     ------------   ------------
       77,433,204     40,297,678
       85,067,273     44,769,595
     ------------   ------------
     $162,500,477   $ 85,067,273
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                               MAINSTAY VP                   MAINSTAY VP
                                                           LARGE CAP GROWTH--              MID CAP CORE--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (390,250)  $   (259,957)  $ (1,399,112)  $   (579,976)
    Net realized gain (loss) on investments..........       124,230         29,691      2,224,960        824,024
    Realized gain distribution received..............            --             --        615,075      6,927,919
    Change in unrealized appreciation (depreciation)
      on investments.................................     1,560,579        727,614      9,255,316        195,435
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,294,559        497,348     10,696,239      7,367,402
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     7,395,000      3,987,436     17,675,659     20,930,769
    Policyowners' surrenders.........................    (1,094,378)      (779,103)    (3,683,385)    (2,059,284)
    Policyowners' annuity and death benefits.........       (51,749)      (160,302)      (419,548)      (688,829)
    Net transfers from (to) Fixed Account............     1,938,399      1,058,069      3,870,801      5,105,394
    Transfers between Investment Divisions...........     1,399,607     (1,576,678)    (1,514,190)     6,048,873
    Contribution (Withdrawals) of Seed Money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     9,586,879      2,529,422     15,929,337     29,336,923
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,162)         2,749        (50,460)        (8,082)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    10,873,276      3,029,519     26,575,116     36,696,243
NET ASSETS:
    Beginning of year................................    19,540,246     16,510,727     74,261,803     37,565,560
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 30,413,522   $ 19,540,246   $100,836,919   $ 74,261,803
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                           SMALL CAP GROWTH--              TOTAL RETURN--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,095,207)  $   (897,571)  $   (500,109)  $    (33,378)
    Net realized gain (loss) on investments..........     1,789,108        576,844        677,663        352,738
    Realized gain distribution received..............           606      1,166,930        612,174             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,337,920        771,281      2,495,779      1,529,908
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,032,427      1,617,484      3,285,507      1,849,268
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     8,422,913     16,593,575      5,251,264      8,878,845
    Policyowners' surrenders.........................    (2,987,897)    (2,068,567)    (2,038,414)    (1,821,281)
    Policyowners' annuity and death benefits.........      (238,230)      (364,896)      (169,265)      (122,041)
    Net transfers from (to) Fixed Account............     2,365,846      3,394,355        852,594      2,334,240
    Transfers between Investment Divisions...........    (6,929,351)    (1,230,278)    (2,818,218)    (2,428,851)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       633,281     16,324,189      1,077,961      6,840,912
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (28,742)        13,980        (16,673)           345
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     3,636,966     17,955,653      4,346,795      8,690,525
NET ASSETS:
    Beginning of year................................    67,275,485     49,319,832     42,894,840     34,204,315
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 70,912,451   $ 67,275,485   $ 47,241,635   $ 42,894,840
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(e) For the period February 13, 2006 (Commencements of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                               MAINSTAY VP
                                                                MAINSTAY VP      MODERATE
                                                                  MODERATE        GROWTH
            MAINSTAY VP                   MAINSTAY VP           ALLOCATION--   ALLOCATION--           MAINSTAY VP
         MID CAP GROWTH--               MID CAP VALUE--           SERVICE        SERVICE            S&P 500 INDEX--
           SERVICE CLASS                 SERVICE CLASS             CLASS          CLASS              SERVICE CLASS
    ---------------------------   ---------------------------   ------------   ------------   ---------------------------
        2006           2005           2006           2005         2006(e)        2006(e)          2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,966,300)  $ (1,291,205)  $ (2,193,115)  $   (879,800)  $   118,688    $   118,365    $ (2,345,203)  $   (591,887)
       6,413,402      1,478,297      2,637,059      1,303,889      (351,143)        51,389       3,035,684      1,180,491
       2,268,593         49,674      1,957,953      5,776,211       266,344        502,977              --             --
       1,174,458     12,066,986     13,614,314     (1,999,269)    4,762,167      5,794,903      25,093,961      4,864,030
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,890,153     12,303,752     16,016,211      4,201,031     4,796,056      6,467,634      25,784,442      5,452,634
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      21,100,845     29,662,492     22,028,414     40,062,950    41,647,389     50,139,596      27,700,133     44,159,025
      (5,533,619)    (3,136,101)    (5,610,930)    (3,835,441)   (1,874,686)    (1,971,966)     (8,765,610)    (5,910,120)
        (159,177)      (327,561)      (708,306)      (381,359)     (203,484)       (19,175)       (971,644)      (782,201)
       4,195,259      5,408,415      5,665,006     11,498,158     7,386,608      7,562,636       5,994,400     12,064,774
      (9,920,328)     5,234,721     (9,908,861)     3,667,262    41,494,902     41,177,275      (9,245,454)    (4,203,026)
              --             --             --             --       250,000        250,000              --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,682,980     36,841,966     11,465,323     51,011,570    88,700,729     97,138,366      14,711,825     45,328,452
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (64,549)        (8,924)       (68,577)         6,653       (16,864)       (20,689)       (114,686)        10,467
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      17,508,584     49,136,794     27,412,957     55,219,254    93,479,921    103,585,311      40,381,581     50,791,553
     109,923,122     60,786,328    126,700,950     71,481,696            --             --     183,606,166    132,814,613
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $127,431,706   $109,923,122   $154,113,907   $126,700,950   $93,479,921    $103,585,311   $223,987,747   $183,606,166
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                      COLUMBIA SMALL
            MAINSTAY VP              ALGER AMERICAN SMALL             CAP VALUE FUND,            DREYFUS IP TECHNOLOGY
              VALUE--                  CAPITALIZATION--              VARIABLE SERIES--                 GROWTH--
           SERVICE CLASS                CLASS S SHARES                    CLASS B                   SERVICE SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,067,614)  $   (213,919)  $   (722,200)  $   (361,432)  $   (431,809)  $   (163,431)  $   (359,619)  $   (301,167)
       1,671,794        620,648      1,325,987        408,732        609,248         14,030         79,293         21,054
       1,457,508             --             --             --      1,127,346         30,073             --             --
      10,926,618      2,289,382      6,475,942      3,567,754      4,058,012      1,058,486        809,478        779,153
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      12,988,306      2,696,111      7,079,729      3,615,054      5,362,797        939,158        529,152        499,040
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      15,694,810     15,172,383     13,324,211      8,942,206     11,313,493      8,920,496      3,637,067      4,545,221
      (3,684,517)    (2,350,138)    (1,979,801)      (990,842)    (1,742,721)      (329,847)    (1,193,598)      (992,000)
        (442,968)      (270,747)      (127,911)       (38,847)      (145,863)       (23,212)      (145,742)       (48,211)
       3,187,148      3,803,296      1,945,607      1,679,703      2,944,505      1,952,669        595,626        970,095
       1,761,743         91,286      3,503,488      1,114,522     11,535,862      8,661,121       (580,164)    (2,261,557)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,516,216     16,446,080     16,665,594     10,706,742     23,905,276     19,181,227      2,313,189      2,213,548
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (53,784)         2,085        (36,215)        (4,299)       (22,423)        (1,498)        (2,925)         3,777
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      29,450,738     19,144,276     23,709,108     14,317,497     29,245,650     20,118,887      2,839,416      2,716,365
      69,730,490     50,586,214     32,614,471     18,296,974     21,667,889      1,549,002     22,165,565     19,449,200
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 99,181,228   $ 69,730,490   $ 56,323,579   $ 32,614,471   $ 50,913,539   $ 21,667,889   $ 25,004,981   $ 22,165,565
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                             FIDELITY(R) VIP               FIDELITY(R) VIP
                                                             CONTRAFUND(R)--               EQUITY-INCOME--
                                                             SERVICE CLASS 2               SERVICE CLASS 2
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ (1,140,040)  $ (1,789,681)  $  1,850,537   $   (300,882)
    Net realized gain (loss) on investments..........     2,384,032        805,339      1,123,061        680,571
    Realized gain distribution received..............    20,417,114         17,578     16,129,006      2,625,478
    Change in unrealized appreciation (depreciation)
      on investments.................................    (1,151,303)    20,024,706      2,678,510      1,271,030
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    20,509,803     19,057,942     21,781,114      4,276,197
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    58,964,797     50,357,609     26,658,811     28,787,807
    Policyowners' surrenders.........................    (7,856,268)    (4,079,261)    (5,579,781)    (3,389,737)
    Policyowners' annuity and death benefits.........      (750,454)      (693,129)      (614,059)      (441,233)
    Net transfers from (to) Fixed Account............    13,605,907     12,356,894      4,637,573      8,175,528
    Transfers between Investment Divisions...........     4,316,813      8,543,713      2,315,791       (354,091)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    68,280,795     66,485,826     27,418,335     32,778,274
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (114,494)       (28,651)       (92,493)         1,936
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    88,676,104     85,515,117     49,106,956     37,056,407
NET ASSETS:
    Beginning of year................................   171,919,922     86,404,805    106,213,164     69,156,757
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $260,596,026   $171,919,922   $155,320,120   $106,213,164
                                                       ============   ============   ============   ============

                                                                 MFS(R)                        MFS(R)
                                                            RESEARCH SERIES--            UTILITIES SERIES--
                                                              SERVICE CLASS                 SERVICE CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (100,375)  $    (77,808)  $    617,984   $ (1,240,809)
    Net realized gain (loss) on investments..........       249,929        189,516      6,136,316      1,345,942
    Realized gain distribution received..............            --             --      8,728,554             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       518,119        307,341     48,935,783     15,148,472
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       667,673        419,049     64,418,637     15,253,605
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,114,450      1,998,126     52,772,968     50,779,985
    Policyowners' surrenders.........................      (348,615)      (252,805)   (15,919,899)    (5,952,786)
    Policyowners' annuity and death benefits.........       (47,413)       (17,585)    (1,624,719)      (405,223)
    Net transfers from (to) Fixed Account............       245,797        458,324     14,140,197     14,126,974
    Transfers between Investment Divisions...........      (315,147)      (115,428)    22,639,403     72,684,839
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       649,072      2,070,632     72,007,950    131,233,789
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (3,681)          (360)      (248,739)       (24,394)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     1,313,064      2,489,321    136,177,848    146,463,000
NET ASSETS:
    Beginning of year................................     7,521,499      5,032,178    186,377,766     39,914,766
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $  8,834,563   $  7,521,499   $322,555,614   $186,377,766
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          FIDELITY(R) VIP             JANUS ASPEN SERIES            JANUS ASPEN SERIES             MFS(R) INVESTORS
             MID CAP--                    BALANCED--                WORLDWIDE GROWTH--              TRUST SERIES--
          SERVICE CLASS 2               SERVICE SHARES                SERVICE SHARES                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (2,399,217)  $ (1,699,382)  $    408,114   $    493,852   $     33,638   $    (57,270)  $    (83,175)  $    (55,639)
       4,625,602      1,767,744      1,359,922        964,368        541,515        268,527        290,420         97,073
      19,509,813      1,421,216             --             --             --             --             --             --
      (4,753,011)    17,696,876      6,159,147      3,401,174      3,803,338        817,774        386,395        231,446
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,983,187     19,186,454      7,927,183      4,859,394      4,378,491      1,029,031        593,640        272,880
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      28,484,016     28,868,064     12,474,276     18,494,217      4,029,316      5,609,822        844,305      1,418,895
     (11,237,454)    (5,769,740)    (4,644,752)    (3,402,173)    (1,465,531)    (1,142,893)      (223,513)      (311,090)
        (717,491)      (662,133)    (1,003,348)    (1,069,747)       (37,272)      (259,249)        (1,072)        (5,043)
       5,362,456      8,167,408      3,320,832      5,685,563        725,425      1,265,928        275,137        373,941
       2,185,580     26,584,995     (2,493,509)    (3,935,060)    (1,878,136)      (999,603)      (148,269)        74,354
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      24,077,107     57,188,594      7,653,499     15,772,800      1,373,802      4,474,005        746,588      1,551,057
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (98,477)       (29,927)       (35,549)        (4,496)       (15,735)         1,214         (3,115)          (352)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,961,817     76,345,121     15,545,133     20,627,698      5,736,558      5,504,250      1,337,113      1,823,585
     150,496,726     74,151,605     85,681,748     65,054,050     25,827,848     20,323,598      5,446,346      3,622,761
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $191,458,543   $150,496,726   $101,226,881   $ 85,681,748   $ 31,564,406   $ 25,827,848   $  6,783,459   $  5,446,346
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                      VAN KAMPEN UIF                  VICTORY VIF
       NEUBERGER BERMAN AMT              T. ROWE PRICE                   EMERGING                     DIVERSIFIED
         MID-CAP GROWTH--                EQUITY INCOME               MARKETS EQUITY--                   STOCK--
              CLASS S                    PORTFOLIO--II                   CLASS II                   CLASS A SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (251,561)  $   (127,552)  $   (311,238)  $   (112,074)  $   (511,758)  $   (279,523)  $   (239,419)  $   (160,201)
       1,048,674        194,210        754,483         (3,860)     2,690,634        472,396        485,172        114,858
              --             --      5,033,256      6,095,020      1,538,638             --        585,003             --
         948,952      1,031,216     20,636,799     (2,958,572)    15,781,405      7,406,751      1,433,492      1,027,657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,746,065      1,097,874     26,113,300      3,020,514     19,498,919      7,599,624      2,264,248        982,314
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,640,862      2,931,211     31,248,196     42,104,279     22,823,953     13,259,666      2,851,616      3,506,384
        (979,162)      (386,653)    (6,332,650)    (4,028,106)    (2,795,538)      (941,566)    (1,200,065)      (496,951)
         (16,841)       (51,635)    (1,095,090)      (636,088)       (98,392)       (80,289)       (29,070)        (9,355)
         477,531        612,913      7,573,830     11,547,871      3,750,936      1,955,206      1,166,954      1,589,358
       2,130,793      1,432,364       (317,714)     5,878,403      7,114,934      4,328,730      1,509,534      4,884,430
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,253,183      4,538,200     31,076,572     54,866,359     30,795,893     18,521,747      4,298,969      9,473,866
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (8,648)          (832)      (110,566)         8,167        (86,799)       (11,874)        (9,620)        (1,089)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       6,990,600      5,635,242     57,079,306     57,895,040     50,208,013     26,109,497      6,553,597     10,455,091
      11,419,319      5,784,077    137,464,868     79,569,828     40,333,336     14,223,839     16,310,560      5,855,469
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,409,919   $ 11,419,319   $194,544,174   $137,464,868   $ 90,541,349   $ 40,333,336   $ 22,864,157   $ 16,310,560
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity [including policies formerly known as AmSouth Premium Plus Variable Annuity]), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity [including policies formerly known as AmSouth Premium Plus II Variable Annuity]). Pursuant to an order of approval issued by the Securities and Exchange Commission on October 31, 2005, NYLIAC substituted shares of the AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund held by NYLIAC Variable Annuity Separate Account-III with shares of the MainStay VP S&P 500 Index Portfolio, MainStay VP International Equity Portfolio, MainStay VP Value Portfolio and Fidelity VIP Mid Cap Portfolio, respectively. Effective December 4, 2006, sales of the Lifestages(R) Variable Annuity and MainStay Plus Variable Annuity were discontinued. Effective December 1, 2005, the AmSouth Premium Plus Variable Annuity policies were renamed MainStay Premium Plus Variable Annuity and the AmSouth Premium Plus II Variable Annuity policies were renamed MainStay Premium Plus II Variable Annuity. Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity.

  The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006, a new subadvisory agreement between NYLIM and ICAP was approved.

  The MainStay VP Cash Management, Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced - Service Class, MainStay VP Conservative
Allocation - Service Class, MainStay VP Floating Rate - Service Class, MainStay VP Growth Allocation - Service Class, MainStay VP Moderate Allocation - Service Class, MainStay VP Moderate Growth Allocation - Service Class, Columbia Small Cap Value Fund, Variable Series - Class B, Fidelity VIP Mid Cap - Service Class 2 and Victory VIF Diversified Stock - Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

  The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP Income & Growth--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(2)
MainStay VP Income & Growth--Service Class
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

      Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Basic Value--Initial Class

  (2) Formerly MainStay VP Basic Value--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies".

--------------------------------------------------------------------------------

This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the year 2002 was the net investment income to average net assets ratio.

  In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining the fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

  The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2006, the investments of the Separate Account are as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       12,535            10,428           183,831            10,626
Identified cost................................     $171,150          $286,526          $183,829          $231,004


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        5,717             4,873             6,643            10,704
Identified cost................................     $ 74,003          $ 58,667          $ 70,000          $112,247

  Investment activity for the year ended December 31, 2006, was as follows:

                                                                     MAINSTAY VP                         MAINSTAY VP
                                                   MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                                     BOND--        APPRECIATION--         CASH             STOCK--
                                                  INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  4,083          $  2,258          $140,855          $  8,702
Proceeds from sales............................       45,248            73,676           134,030            57,410

                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                    LARGE CAP          MID CAP           MID CAP           MID CAP
                                                    GROWTH--           CORE--           GROWTH--           VALUE--
                                                  INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $  3,336          $  6,204          $ 10,188          $  4,939
Proceeds from sales............................       15,846            15,194            24,331            29,005

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
         13,862             1,986            11,611            58,840             3,920             3,677             7,124
       $144,305          $ 17,491          $127,478          $532,103          $ 39,672          $ 38,766          $ 94,645


      MAINSTAY VP       MAINSTAY VP                                              ALGER             CALVERT         DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         18,028             4,701             9,593            12,048              3,062            22,367             2,053
       $463,018          $ 43,284          $178,836          $182,743           $ 51,116          $ 40,773          $ 17,763

                                                            MAINSTAY VP
                        MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT        INCOME &        INTERNATIONAL
     CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          GROWTH--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  6,851          $  4,847          $  5,152          $ 30,113          $  5,207          $  2,361          $ 26,235
         36,603             7,360            40,240           151,731             8,774            13,022            14,145


      MAINSTAY VP       MAINSTAY VP                                              ALGER             CALVERT         DREYFUS IP
        S&P 500          SMALL CAP        MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL        SOCIAL          TECHNOLOGY
        INDEX--          GROWTH--       TOTAL RETURN--        VALUE--       CAPITALIZATION--      BALANCED          GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       PORTFOLIO      INITIAL SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  6,699          $  2,642          $  4,718          $  9,509           $  6,824          $  5,493          $  2,504
        118,329            13,655            44,194            43,460             17,815            10,053             5,279

--------------------------------------------------------------------------------

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Number of shares...............................       13,201             8,913            16,645             6,051
Identified cost................................     $322,743          $202,614          $393,211          $223,154

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Number of shares...............................        8,194             5,377
Identified cost................................     $201,255          $ 60,120

                                                                                                         JANUS ASPEN
                                                                     FIDELITY(R)       JANUS ASPEN         SERIES
                                                   FIDELITY(R)           VIP             SERIES           WORLDWIDE
                                                       VIP             EQUITY-         BALANCED--         GROWTH--
                                                 CONTRAFUND(R)--      INCOME--        INSTITUTIONAL     INSTITUTIONAL
                                                  INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 49,293          $ 41,267          $ 12,367          $  5,943
Proceeds from sales............................       69,048            37,143           115,694            49,841

                                                                     VAN KAMPEN
                                                                    UIF EMERGING
                                                     VAN ECK           MARKETS
                                                    WORLDWIDE         EQUITY--
                                                   HARD ASSETS         CLASS I
                                                 ---------------------------------
Purchases......................................     $ 96,354          $ 22,655
Proceeds from sales............................       32,603            17,402

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)              AMT            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--         INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
          1,227             1,791               183               305             3,164             3,117             9,183
       $ 21,194          $ 26,377          $  4,064          $  5,164          $ 44,094          $ 31,584          $180,910



                                                             NEUBERGER
        MFS(R)                                                BERMAN             ROYCE             ROYCE
       INVESTORS          MFS(R)            MFS(R)              AMT            MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         TRUST           RESEARCH          UTILITIES          MID-CAP         PORTFOLIO--       PORTFOLIO--         EQUITY
       SERIES--          SERIES--          SERIES--          GROWTH--         INVESTMENT        INVESTMENT          INCOME
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
       $  2,228          $    790          $  1,838          $  1,037          $ 42,736          $ 23,128          $ 16,300
          7,776             9,497             2,826             1,954             5,704             4,511            38,818



--------------------------------------------------------------------------------


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................       11,545             6,185             2,141             2,218
Identified cost................................     $121,984          $ 83,316          $ 45,085          $ 45,031


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Number of shares...............................        2,637             2,509             8,761             2,474
Identified cost................................     $ 29,959          $ 28,609          $127,463          $ 27,919


                                                                                       MAINSTAY VP       MAINSTAY VP
                                                   MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                                   BALANCED--          BOND--        APPRECIATION--        STOCK--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 51,455          $ 14,060          $  5,799          $ 11,100
Proceeds from sales............................       11,350             9,334             7,889             4,449


                                                   MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                   ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                                    EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                                  SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                 ---------------------------------------------------------------------
Purchases......................................     $ 10,649          $  6,011          $ 51,498          $ 12,173
Proceeds from sales............................        3,426             3,522             4,875             2,952

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          4,263             7,787             2,064            18,214             5,160             3,731            40,458
       $ 43,634          $ 87,298          $ 19,527          $180,095          $ 55,407          $ 38,770          $399,479

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          6,491             8,859            11,194             8,537             9,229             7,781             6,063
       $ 86,698          $104,704          $134,544          $ 87,814          $ 95,968          $184,200          $ 63,141

                                                                                                                  MAINSTAY VP
      MAINSTAY VP                         MAINSTAY VP                                           MAINSTAY VP       HIGH YIELD
     CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP       MAINSTAY VP         GROWTH           CORPORATE
     ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--    GOVERNMENT--      ALLOCATION--         BOND--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 47,933          $ 17,103          $  8,035          $128,508          $ 12,037          $ 40,230          $ 69,101
          4,345             8,632             5,244            25,240             7,442             1,515            30,854

                                                                              MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP
        MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP
        CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 23,895          $ 29,718          $ 22,833          $116,237          $100,775          $ 27,276          $ 10,104
          8,562            19,458            11,630            28,072             4,859            14,740            10,531

--------------------------------------------------------------------------------

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Number of shares...............................         2,535             4,949              2,011             2,478
Identified cost................................    $   41,985        $   81,817         $   44,336        $   45,956

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Number of shares...............................          495            11,147               803             7,871
Identified cost................................     $  7,427          $255,250          $ 15,876          $170,375

                                                                                                           COLUMBIA
                                                                                                           SMALL CAP
                                                                                          ALGER           VALUE FUND,
                                                   MAINSTAY VP       MAINSTAY VP      AMERICAN SMALL       VARIABLE
                                                 TOTAL RETURN--        VALUE--       CAPITALIZATION--      SERIES--
                                                  SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
                                                 ----------------------------------------------------------------------
Purchases......................................     $  6,881          $ 23,806           $ 20,187          $ 29,183
Proceeds from sales............................        5,662             6,826              4,183             4,420

                                                                                        NEUBERGER
                                                                                         BERMAN
                                                     MFS(R)            MFS(R)              AMT
                                                    RESEARCH          UTILITIES          MID-CAP        T. ROWE PRICE
                                                    SERIES--          SERIES--          GROWTH--        EQUITY INCOME
                                                  SERVICE CLASS     SERVICE CLASS        CLASS S        PORTFOLIO-II
                                                 ---------------------------------------------------------------------
Purchases......................................    $    1,753        $  104,736        $    8,929        $   44,065
Proceeds from sales............................         1,197            23,627             3,917             8,010

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
           2,704             8,406             6,021             5,611             3,525               984               316
      $   22,962        $  232,596        $  145,157        $  168,859        $   88,126        $   25,869        $    5,820

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
          4,644             1,752
       $ 65,358          $ 20,161

                                          FIDELITY(R)                                           JANUS ASPEN         MFS(R)
      DREYFUS IP        FIDELITY(R)           VIP           FIDELITY(R)       JANUS ASPEN         SERIES           INVESTORS
      TECHNOLOGY            VIP             EQUITY-             VIP             SERIES           WORLDWIDE           TRUST
       GROWTH--       CONTRAFUND(R)--      INCOME--          MID CAP--        BALANCED--         GROWTH--          SERIES--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES    SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $  5,591          $ 95,449          $ 52,374          $ 60,917          $ 16,597          $  5,100          $  3,034
          3,592             7,341             6,803            19,575             8,444             3,710             2,367

      VAN KAMPEN          VICTORY
     UIF EMERGING           VIF
        MARKETS         DIVERSIFIED
       EQUITY--           STOCK--
       CLASS II       CLASS A SHARES
    ---------------------------------
      $   38,419        $    8,241
           6,728             3,578

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity policies), which are also part of Series III and MainStay Premium Plus II Variable Annuity policies (including policies formerly known as AmSouth Premium Plus II Variable Annuity), which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity (including policies formerly known as AmSouth Premium Plus Variable Annuity) and MainStay Premium Plus II Variable Annuity (including policies formerly known as AmSouth Premium Plus II Variable Annuity), there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       110              138              202              283
Units Redeemed..............................................    (2,022)          (1,573)          (3,697)          (4,713)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,912)          (1,435)          (3,495)          (4,430)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --                6               --               --
Units Redeemed..............................................       (16)             (15)             (48)             (40)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (16)              (9)             (48)             (40)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        43               25               41               55
Units Redeemed..............................................      (633)            (594)            (673)            (807)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (590)            (569)            (632)            (752)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        26               39               13               22
Units Redeemed..............................................      (170)            (157)            (137)            (120)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (144)            (118)            (124)             (98)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................        --                2                1                2
Units Redeemed..............................................        (4)              (2)              (2)              (5)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (4)              --               (1)              (3)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                 MAINSTAY VP
                             MAINSTAY VP       MAINSTAY VP       DEVELOPING
        MAINSTAY VP        COMMON STOCK--     CONVERTIBLE--       GROWTH--
      CASH MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   ---------------   ---------------
     2006        2005       2006     2005     2006     2005     2006     2005
    --------------------------------------------------------------------------
     22,980     15,639        114      143       96      131       38       26
    (33,846)   (33,050)    (2,005)  (2,377)  (1,432)  (1,616)    (258)  (1,234)
    -------    -------     ------   ------   ------   ------   ------   ------
    (10,866)   (17,411)    (1,891)  (2,234)  (1,336)  (1,485)    (220)  (1,208)
    =======    =======     ======   ======   ======   ======   ======   ======
      4,683      1,330         --       --        4        2        2        2
     (3,121)    (1,616)       (38)     (27)     (19)     (29)      (5)      (2)
    -------    -------     ------   ------   ------   ------   ------   ------
      1,562       (286)       (38)     (27)     (15)     (27)      (3)      --
    =======    =======     ======   ======   ======   ======   ======   ======
      9,974     14,676         39       40       55       49       54       20
     (7,442)   (15,902)      (427)    (600)    (454)  (1,004)     (51)     (83)
    -------    -------     ------   ------   ------   ------   ------   ------
      2,532     (1,226)      (388)    (560)    (399)    (955)       3      (63)
    =======    =======     ======   ======   ======   ======   ======   ======
     23,484     20,549         19       23       19       29        4        5
    (16,940)   (19,326)       (94)     (74)    (125)    (129)     (19)     (14)
    -------    -------     ------   ------   ------   ------   ------   ------
      6,544      1,223        (75)     (51)    (106)    (100)     (15)      (9)
    =======    =======     ======   ======   ======   ======   ======   ======
      1,996      1,798          3        4       21        1        1       --
     (1,105)    (2,011)       (19)      (6)      (6)      (3)      (1)      --
    -------    -------     ------   ------   ------   ------   ------   ------
        891       (213)       (16)      (2)      15       (2)      --       --
    =======    =======     ======   ======   ======   ======   ======   ======
      5,740     12,863         --       --       --       --       --       --
     (2,435)   (14,764)        --       --       --       --       --       --
    -------    -------     ------   ------   ------   ------   ------   ------
      3,305     (1,901)        --       --       --       --       --       --
    =======    =======     ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                       HIGH YIELD
                                                                     GOVERNMENT--                    CORPORATE BOND--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       117              152              269              376
Units Redeemed..............................................    (1,713)          (1,644)          (4,718)          (4,722)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (1,596)          (1,492)          (4,449)          (4,346)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --                4               60                8
Units Redeemed..............................................       (29)             (35)             (41)            (191)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (29)             (31)              19             (183)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        11               25              127              189
Units Redeemed..............................................      (562)            (762)            (937)          (1,644)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (551)            (737)            (810)          (1,455)
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        11               23               44               59
Units Redeemed..............................................      (200)            (203)            (456)            (425)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (189)            (180)            (412)            (366)
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1                1                2                2
Units Redeemed..............................................        (9)              (7)             (26)             (16)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              (6)             (24)             (14)
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



         MAINSTAY VP           MAINSTAY VP            MAINSTAY VP             MAINSTAY VP
    ICAP SELECT EQUITY--    INCOME & GROWTH--   INTERNATIONAL EQUITY--    LARGE CAP GROWTH--
        INITIAL CLASS         INITIAL CLASS          INITIAL CLASS           INITIAL CLASS
    ---------------------   -----------------   -----------------------   -------------------
      2006        2005       2006      2005        2006         2005        2006       2005
    -----------------------------------------------------------------------------------------
        102          41         50        78         744          927          75         74
       (366)       (479)      (851)     (593)       (585)        (368)       (933)    (1,509)
     ------      ------     ------    ------      ------       ------      ------     ------
       (264)       (438)      (801)     (515)        159          559        (858)    (1,435)
     ======      ======     ======    ======      ======       ======      ======     ======
          2           1          6         1          37           16          --          2
         (9)         (8)       (23)       (2)        (13)         (14)        (17)        (9)
     ------      ------     ------    ------      ------       ------      ------     ------
         (7)         (7)       (17)       (1)         24            2         (17)        (7)
     ======      ======     ======    ======      ======       ======      ======     ======
        103          14         32        48         504          320          51         15
        (96)       (237)      (105)      (58)        (99)        (121)       (143)      (531)
     ------      ------     ------    ------      ------       ------      ------     ------
          7        (223)       (73)      (10)        405          199         (92)      (516)
     ======      ======     ======    ======      ======       ======      ======     ======
         28           5          7         8          93           83          10          8
        (17)        (17)       (20)      (22)        (32)         (17)        (23)       (68)
     ------      ------     ------    ------      ------       ------      ------     ------
         11         (12)       (13)      (14)         61           66         (13)       (60)
     ======      ======     ======    ======      ======       ======      ======     ======
         --          --          1         4          77            4           3          1
        (17)         --         (4)       --          (8)          (5)         (3)        --
     ------      ------     ------    ------      ------       ------      ------     ------
        (17)         --         (3)        4          69           (1)         --          1
     ======      ======     ======    ======      ======       ======      ======     ======
         --          --         --        --          --           --          --         --
         --          --         --        --          --           --          --         --
     ------      ------     ------    ------      ------       ------      ------     ------
         --          --         --        --          --           --          --         --
     ======      ======     ======    ======      ======       ======      ======     ======

--------------------------------------------------------------------------------



                                                                     MAINSTAY VP                     MAINSTAY VP
                                                                       MID CAP                         MID CAP
                                                                       CORE--                         GROWTH--
                                                                    INITIAL CLASS                   INITIAL CLASS
                                                                ---------------------           ---------------------
                                                                2006            2005            2006            2005
                                                                ----------------------------------------------
SERIES I POLICIES
Units Issued................................................      75             904             142            1,313
Units Redeemed..............................................    (403)           (664)           (766)            (979)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................    (328)            240            (624)             334
                                                                ====            ====            =====           =====
SERIES II POLICIES
Units Issued................................................       7              13               1               11
Units Redeemed..............................................      (1)             (4)             (9)              (3)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................       6               9              (8)               8
                                                                ====            ====            =====           =====
SERIES III POLICIES
Units Issued................................................      26             241              47              242
Units Redeemed..............................................    (192)            (75)           (427)            (123)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................    (166)            166            (380)             119
                                                                ====            ====            =====           =====
SERIES IV POLICIES
Units Issued................................................      11              37              21               48
Units Redeemed..............................................     (51)            (26)            (93)             (33)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................     (40)             11             (72)              15
                                                                ====            ====            =====           =====
SERIES V POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      (1)             --              (1)              (4)
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      (1)             --              (1)              (4)
                                                                ====            ====            =====           =====
SERIES VI POLICIES
Units Issued................................................      --              --              --               --
Units Redeemed..............................................      --              --              --               --
                                                                ----            ----            -----           -----
  Net Increase (Decrease)...................................      --              --              --               --
                                                                ====            ====            =====           =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MID CAP           S&P 500          SMALL CAP        MAINSTAY VP
        VALUE--           INDEX--          GROWTH--       TOTAL RETURN--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------
       137    1,364      225      294       64      123       91      136
    (1,364)  (1,170)  (4,076)  (4,025)    (681)    (885)  (1,993)  (2,688)
    ------   ------   ------   ------   ------   ------   ------   ------
    (1,227)     194   (3,851)  (3,731)    (617)    (762)  (1,902)  (2,552)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       29       --        8        2        4       --       --
       (14)     (39)     (67)     (39)     (20)     (13)     (19)     (30)
    ------   ------   ------   ------   ------   ------   ------   ------
       (14)     (10)     (67)     (31)     (18)      (9)     (19)     (30)
    ======   ======   ======   ======   ======   ======   ======   ======
        46      364      138      119       24       39       31        4
      (471)    (241)  (1,192)    (926)    (216)    (316)    (317)    (561)
    ------   ------   ------   ------   ------   ------   ------   ------
      (425)     123   (1,054)    (807)    (192)    (277)    (286)    (557)
    ======   ======   ======   ======   ======   ======   ======   ======
        23       46       28       48       12       15        7       18
      (129)     (77)    (207)    (157)     (99)     (64)     (54)     (81)
    ------   ------   ------   ------   ------   ------   ------   ------
      (106)     (31)    (179)    (109)     (87)     (49)     (47)     (63)
    ======   ======   ======   ======   ======   ======   ======   ======
        --        2        1        2       --       --       --        2
        (6)     (13)     (14)      (8)      (2)      (4)     (21)      (7)
    ------   ------   ------   ------   ------   ------   ------   ------
        (6)     (11)     (13)      (6)      (2)      (4)     (21)      (5)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                                 MAINSTAY VP                            ALGER AMERICAN
                                                                   VALUE--                          SMALL CAPITALIZATION--
                                                                INITIAL CLASS                           CLASS O SHARES
                                                          --------------------------              --------------------------
                                                           2006                2005                2006                2005
                                                          ---------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................       111                 153                 116                  89
Units Redeemed........................................    (1,438)             (1,604)               (881)               (811)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................    (1,327)             (1,451)               (765)               (722)
                                                          ======              ======              ======              ======
SERIES II POLICIES
Units Issued..........................................        --                   1                   5                   2
Units Redeemed........................................       (26)                (11)                (16)                (12)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................       (26)                (10)                (11)                (10)
                                                          ======              ======              ======              ======
SERIES III POLICIES
Units Issued..........................................        46                 217                 103                  10
Units Redeemed........................................      (343)               (236)               (129)               (249)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................      (297)                (19)                (26)               (239)
                                                          ======              ======              ======              ======
SERIES IV POLICIES
Units Issued..........................................        19                  30                   7                  31
Units Redeemed........................................       (98)               (119)                 (9)                (12)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................       (79)                (89)                 (2)                 19
                                                          ======              ======              ======              ======
SERIES V POLICIES
Units Issued..........................................        --                  --                  --                  --
Units Redeemed........................................        (6)                 (6)                 (3)                 (2)
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................        (6)                 (6)                 (3)                 (2)
                                                          ======              ======              ======              ======
SERIES VI POLICIES
Units Issued..........................................        --                  --                  --                  --
Units Redeemed........................................        --                  --                  --                  --
                                                          ------              ------              ------              ------
  Net Increase (Decrease).............................        --                  --                  --                  --
                                                          ======              ======              ======              ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND    LARGE CAP FUND    MID CAP FUND
    --------------   -------------   ---------------   -------------
    2006    2005     2006    2005     2006     2005    2006    2005
    ----------------------------------------------------------------
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       28       --       4       --       20      --      10
     --     (316)      --     (48)      --     (480)     --    (209)
    ----    ----     ----    ----     ----     ----    ----    ----
     --     (288)      --     (44)      --     (460)     --    (199)
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --       --       --      --       --       --      --      --
     --       --       --      --       --       --      --      --
    ----    ----     ----    ----     ----     ----    ----    ----
     --       --       --      --       --       --      --      --
    ====    ====     ====    ====     ====     ====    ====    ====
     --        7       --       1       --       16      --       3
     --      (41)      --     (13)      --      (65)     --     (23)
    ----    ----     ----    ----     ----     ----    ----    ----
     --      (34)      --     (12)      --      (49)     --     (20)
    ====    ====     ====    ====     ====     ====    ====    ====

--------------------------------------------------------------------------------



                                                                       CALVERT                      DREYFUS IP
                                                                       SOCIAL                       TECHNOLOGY
                                                                      BALANCED                       GROWTH--
                                                                      PORTFOLIO                   INITIAL SHARES
                                                                ---------------------           -------------------
                                                                2006            2005            2006           2005
                                                                ---------------------------------------------------
SERIES I POLICIES
Units Issued................................................      63              81             29              32
Units Redeemed..............................................    (331)           (229)           (168)          (545)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (268)           (148)           (139)          (513)
                                                                ====            ====            ====           ====
SERIES II POLICIES
Units Issued................................................       9               2             13              --
Units Redeemed..............................................      (4)             (3)            (1)             (3)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................       5              (1)            12              (3)
                                                                ====            ====            ====           ====
SERIES III POLICIES
Units Issued................................................      45              65             12              10
Units Redeemed..............................................    (189)            (83)           (137)          (247)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................    (144)            (18)           (125)           237
                                                                ====            ====            ====           ====
SERIES IV POLICIES
Units Issued................................................      51              90              3               8
Units Redeemed..............................................     (21)            (51)           (33)            (36)
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      30              39            (30)            (28)
                                                                ====            ====            ====           ====
SERIES V POLICIES
Units Issued................................................       3              13              1               1
Units Redeemed..............................................      (5)             (9)            (1)             --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      (2)              4             --               1
                                                                ====            ====            ====           ====
SERIES VI POLICIES
Units Issued................................................      44              67             --              --
Units Redeemed..............................................      (9)            (16)            --              --
                                                                ----            ----            ----           ----
  Net Increase (Decrease)...................................      35              51             --              --
                                                                ====            ====            ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------
       241      893      118      132      211      275      163      195
    (2,227)  (1,771)  (1,428)  (1,458)  (4,393)  (4,644)  (2,699)  (3,507)
    ------   ------   ------   ------   ------   ------   ------   ------
    (1,986)    (878)  (1,310)  (1,326)  (4,182)  (4,369)  (2,536)  (3,312)
    ======   ======   ======   ======   ======   ======   ======   ======
        28       24       23        5        6        1        1       --
       (24)     (31)     (12)     (69)     (61)     (39)     (36)     (29)
    ------   ------   ------   ------   ------   ------   ------   ------
         4       (7)      11      (64)     (55)     (38)     (35)     (29)
    ======   ======   ======   ======   ======   ======   ======   ======
       151      534      149       49       59       26       24        8
      (336)    (328)    (237)    (311)    (855)  (1,277)    (284)    (497)
    ------   ------   ------   ------   ------   ------   ------   ------
      (185)     206      (88)    (262)    (796)  (1,251)    (260)    (489)
    ======   ======   ======   ======   ======   ======   ======   ======
        82      165       30       29       23       39       11       15
       (72)     (55)     (40)     (48)    (191)    (264)     (64)     (70)
    ------   ------   ------   ------   ------   ------   ------   ------
        10      110      (10)     (19)    (168)    (225)     (53)     (55)
    ======   ======   ======   ======   ======   ======   ======   ======
         7       15        6       16        3        5       --       --
       (16)      (8)     (31)     (14)     (27)      (6)      (5)      (1)
    ------   ------   ------   ------   ------   ------   ------   ------
        (9)       7      (25)       2      (24)      (1)      (5)      (1)
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                            MFS(R) INVESTORS                 MFS(R) RESEARCH                MFS(R) UTILITIES
                                             TRUST SERIES--                     SERIES--                        SERIES--
                                              INITIAL CLASS                   INITIAL CLASS                  INITIAL CLASS
                                          ---------------------           ---------------------           --------------------
                                          2006            2005            2006            2005            2006            2005
                                          ------------------------------------------------------------------------------------
SERIES I POLICIES
Units Issued..........................      16              20              27              41               9              76
Units Redeemed........................    (412)           (459)           (714)           (596)            (99)            (23)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............    (396)           (439)           (687)           (555)            (90)             53
                                          ====            ====            ====            ====            ====            ====
SERIES II POLICIES
Units Issued..........................      --              --               1              --               2              --
Units Redeemed........................      (4)             (7)             (4)            (10)             --              (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (4)             (7)             (3)            (10)              2              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES III POLICIES
Units Issued..........................       6               3              12               1              55              26
Units Redeemed........................    (125)            (66)            (96)           (192)            (47)            (26)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............    (119)            (63)            (84)           (191)              8              --
                                          ====            ====            ====            ====            ====            ====
SERIES IV POLICIES
Units Issued..........................       3               4               3               1               1              --
Units Redeemed........................     (12)            (14)            (15)             (7)             (1)             (1)
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (9)            (10)            (12)             (6)             --              (1)
                                          ====            ====            ====            ====            ====            ====
SERIES V POLICIES
Units Issued..........................      --              --              --              --              --              --
Units Redeemed........................      (2)             (1)             (2)             --              (1)             --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      (2)             (1)             (2)             --              (1)             --
                                          ====            ====            ====            ====            ====            ====
SERIES VI POLICIES
Units Issued..........................      --              --              --              --              --              --
Units Redeemed........................      --              --              --              --              --              --
                                          ----            ----            ----            ----            ----            ----
  Net Increase (Decrease).............      --              --              --              --              --              --
                                          ====            ====            ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For the period May 9, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN         ROYCE              ROYCE
       AMT MID CAP         MICRO-CAP          SMALL-CAP        T. ROWE PRICE
        GROWTH--          PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
         CLASS I        INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
    -----------------   ----------------   ----------------   ---------------
     2006      2005      2006    2005(A)    2006    2005(B)    2006     2005
    -------------------------------------------------------------------------
        19         4       976      162       580      395       161    1,318
       (57)      (98)      (84)      (3)      (60)      (8)   (1,736)  (1,163)
    ------    ------    ------   ------    ------   ------    ------   ------
       (38)      (94)      892      159       520      387    (1,575)     155
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --        43        4        31      119        18        8
        (1)       (2)       (3)      --       (97)      --       (11)     (29)
    ------    ------    ------   ------    ------   ------    ------   ------
        (1)       (2)       40        4       (66)     119         7      (21)
    ======    ======    ======   ======    ======   ======    ======   ======
         4         3       607      136       361      226        76      434
       (24)      (95)      (21)      (3)      (19)      (5)     (362)    (247)
    ------    ------    ------   ------    ------   ------    ------   ------
       (20)      (92)      586      133       342      221      (286)     187
    ======    ======    ======   ======    ======   ======    ======   ======
         2        --       648      191       429      286        20      147
        (5)       (3)      (17)      (1)      (19)      (2)      (80)     (65)
    ------    ------    ------   ------    ------   ------    ------   ------
        (3)       (3)      631      190       410      284       (60)      82
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --        27        7        21        6         5       10
        (4)       --        (1)      --        (1)      --       (24)      (9)
    ------    ------    ------   ------    ------   ------    ------   ------
        (4)       --        26        7        20        6       (19)       1
    ======    ======    ======   ======    ======   ======    ======   ======
        --        --       447       68       274      149        --       --
        --        --       (16)      --       (17)      (1)       --       --
    ------    ------    ------   ------    ------   ------    ------   ------
        --        --       431       68       257      148        --       --
    ======    ======    ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------


                                                                                                        VAN KAMPEN
                                                                                                            UIF
                                                                        VAN ECK                          EMERGING
                                                                       WORLDWIDE                     MARKETS EQUITY--
                                                                      HARD ASSETS                         CLASS I
                                                                -----------------------           -----------------------
                                                                2006             2005             2006             2005
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................     882             1,746             463               605
Units Redeemed..............................................    (426)             (177)           (434)             (303)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     456             1,569              29               302
                                                                =====            =====            =====            =====
SERIES II POLICIES
Units Issued................................................      68                41               7                31
Units Redeemed..............................................      (9)               (4)             (3)               (2)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................      59                37               4                29
                                                                =====            =====            =====            =====
SERIES III POLICIES
Units Issued................................................     642             1,355             217               352
Units Redeemed..............................................    (209)             (116)            (87)              (42)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     433             1,239             130               310
                                                                =====            =====            =====            =====
SERIES IV POLICIES
Units Issued................................................     702               791              34                68
Units Redeemed..............................................     (73)              (29)            (14)               (4)
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     629               762              20                64
                                                                =====            =====            =====            =====
SERIES V POLICIES
Units Issued................................................      39                24               2                 2
Units Redeemed..............................................      (2)               --              (2)               --
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................      37                24              --                 2
                                                                =====            =====            =====            =====
SERIES VI POLICIES
Units Issued................................................     503               632              --                --
Units Redeemed..............................................     (50)              (28)             --                --
                                                                -----            -----            -----            -----
  Net Increase (Decrease)...................................     453               604              --                --
                                                                =====            =====            =====            =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------


                                          MAINSTAY VP         MAINSTAY VP            MAINSTAY VP
                                          BALANCED--            BOND--         CAPITAL APPRECIATION--
                                         SERVICE CLASS       SERVICE CLASS          SERVICE CLASS
                                       -----------------   -----------------   -----------------------
                                        2006     2005(c)    2006      2005        2006         2005
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................   1,382     3,192       272       421        150          208
Units Redeemed.......................    (386)      (77)      (85)      (48)       (79)         (73)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     996     3,115       187       373         71          135
                                        =====     =====     =====     =====      =====        =====
SERIES II POLICIES
Units Issued.........................     189       138        61        39         16            7
Units Redeemed.......................     (53)       (2)      (13)       (5)        (5)          (1)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     136       136        48        34         11            6
                                        =====     =====     =====     =====      =====        =====
SERIES III POLICIES
Units Issued.........................     923     1,834       301       651         88          288
Units Redeemed.......................    (110)       (9)     (348)     (160)      (203)        (228)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     813     1,825       (47)      491       (115)          60
                                        =====     =====     =====     =====      =====        =====
SERIES IV POLICIES
Units Issued.........................     972     1,337       442       737        116          188
Units Redeemed.......................    (111)      (17)     (229)     (111)      (131)        (146)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     861     1,320       213       626        (15)          42
                                        =====     =====     =====     =====      =====        =====
SERIES V POLICIES
Units Issued.........................      70       145        38       116          1           15
Units Redeemed.......................     (33)       (1)      (20)      (10)        (2)          (6)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............      37       144        18       106         (1)           9
                                        =====     =====     =====     =====      =====        =====
SERIES VI POLICIES
Units Issued.........................     852     1,290       183       576        108          265
Units Redeemed.......................    (152)      (15)     (101)      (73)      (166)         (72)
                                        -----     -----     -----     -----      -----        -----
  Net Increase (Decrease)............     700     1,275        82       503        (58)         193
                                        =====     =====     =====     =====      =====        =====

Not all investment divisions are available under all policies.

(c) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                         MAINSTAY VP
       MAINSTAY VP      CONSERVATIVE       MAINSTAY VP          MAINSTAY VP
     COMMON STOCK--     ALLOCATION--      CONVERTIBLE--     DEVELOPING GROWTH--
      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS        SERVICE CLASS
    -----------------   -------------   -----------------   -------------------
     2006      2005        2006(d)       2006      2005       2006       2005
    ---------------------------------------------------------------------------
       147       170        1,712          244       295        98         97
       (24)      (18)        (100)        (101)      (74)      (17)       (23)
     -----     -----        -----        -----     -----     -----      -----
       123       152        1,612          143       221        81         74
     =====     =====        =====        =====     =====     =====      =====
        32         3          214           95        35        10          4
        (3)       --          (35)         (16)       (3)       (2)        --
     -----     -----        -----        -----     -----     -----      -----
        29         3          179           79        32         8          4
     =====     =====        =====        =====     =====     =====      =====
       152       215          938          294       364        91         96
      (112)      (66)         (19)        (247)     (252)      (69)       (31)
     -----     -----        -----        -----     -----     -----      -----
        40       149          919           47       112        22         65
     =====     =====        =====        =====     =====     =====      =====
       185       299          688          398       580        86        117
       (87)      (46)          (7)        (169)     (193)      (49)       (53)
     -----     -----        -----        -----     -----     -----      -----
        98       253          681          229       387        37         64
     =====     =====        =====        =====     =====     =====      =====
         9         7          109           29        33         3          5
        (3)       --          (18)         (22)      (26)       (2)        (1)
     -----     -----        -----        -----     -----     -----      -----
         6         7           91            7         7         1          4
     =====     =====        =====        =====     =====     =====      =====
       167       182          842          280       485        68         75
       (31)      (38)          (5)        (153)     (187)      (12)       (15)
     -----     -----        -----        -----     -----     -----      -----
       136       144          837          127       298        56         60
     =====     =====        =====        =====     =====     =====      =====

--------------------------------------------------------------------------------



                                                                                MAINSTAY VP
                                          MAINSTAY VP         MAINSTAY VP         GROWTH
                                        FLOATING RATE--      GOVERNMENT--      ALLOCATION--
                                         SERVICE CLASS       SERVICE CLASS     SERVICE CLASS
                                       -----------------   -----------------   -------------
                                        2006     2005(e)    2006      2005        2006(d)
                                       -----------------------------------------------------
SERIES I POLICIES
Units Issued.........................   3,048     3,652       209       342        1,570
Units Redeemed.......................    (359)      (40)      (85)      (75)         (46)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,689     3,612       124       267        1,524
                                        =====     =====     =====     =====        =====
SERIES II POLICIES
Units Issued.........................     735       404        26        32           53
Units Redeemed.......................    (311)      (31)      (14)       (2)          --
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............     424       373        12        30           53
                                        =====     =====     =====     =====        =====
SERIES III POLICIES
Units Issued.........................   2,766     1,280       206       466          656
Units Redeemed.......................    (115)       (8)     (160)     (131)         (10)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,651     1,272        46       335          646
                                        =====     =====     =====     =====        =====
SERIES IV POLICIES
Units Issued.........................   2,444     1,064       308       428        1,008
Units Redeemed.......................    (143)      (12)     (159)      (83)          (9)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   2,301     1,052       149       345          999
                                        =====     =====     =====     =====        =====
SERIES V POLICIES
Units Issued.........................     244       171        48        57           64
Units Redeemed.......................     (90)       (7)      (13)       (2)          --
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............     154       164        35        55           64
                                        =====     =====     =====     =====        =====
SERIES VI POLICIES
Units Issued.........................   1,383     1,159       178       498          522
Units Redeemed.......................    (117)      (14)      (48)     (167)         (11)
                                        -----     -----     -----     -----        -----
  Net Increase (Decrease)............   1,266     1,145       130       331          511
                                        =====     =====     =====     =====        =====

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period May 5, 2005 (Commencement of Operations) through December 31, 2005.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       MAINSTAY VP
       HIGH YIELD            MAINSTAY VP           MAINSTAY VP            MAINSTAY VP
    CORPORATE BOND--    ICAP SELECT EQUITY--    INCOME & GROWTH--   INTERNATIONAL EQUITY--
      SERVICE CLASS         SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
    -----------------   ---------------------   -----------------   -----------------------
     2006      2005       2006        2005       2006      2005        2006         2005
    ---------------------------------------------------------------------------------------
     1,083     1,507         99          91        103       113          512          446
      (349)     (230)       (18)        (10)       (33)      (11)         (42)         (18)
    ------    ------     ------      ------     ------    ------       ------       ------
       734     1,277         81          81         70       102          470          428
    ======    ======     ======      ======     ======    ======       ======       ======
       405       280         27           4         25        29          129           59
       (95)      (44)        (3)         (1)        (4)       --          (13)          (4)
    ------    ------     ------      ------     ------    ------       ------       ------
       310       236         24           3         21        29          116           55
    ======    ======     ======      ======     ======    ======       ======       ======
     1,320     2,789        126          97         77       240          606          721
      (979)   (1,081)       (46)        (62)       (58)      (41)         (81)         (76)
    ------    ------     ------      ------     ------    ------       ------       ------
       341     1,708         80          35         19       199          525          645
    ======    ======     ======      ======     ======    ======       ======       ======
     1,726     2,855        199         147         97       215          988          853
    (1,080)     (844)       (30)        (45)       (53)      (35)         (93)         (51)
    ------    ------     ------      ------     ------    ------       ------       ------
       646     2,011        169         102         44       180          895          802
    ======    ======     ======      ======     ======    ======       ======       ======
       133       323         19          12         16        20           59           66
      (126)      (98)        (8)         (3)        (3)       --           (6)          (2)
    ------    ------     ------      ------     ------    ------       ------       ------
         7       225         11           9         13        20           53           64
    ======    ======     ======      ======     ======    ======       ======       ======
     1,524     2,480        179          92        101       276          923          708
      (775)     (567)       (18)        (48)       (88)      (12)         (56)         (35)
    ------    ------     ------      ------     ------    ------       ------       ------
       749     1,913        161          44         13       264          867          673
    ======    ======     ======      ======     ======    ======       ======       ======

--------------------------------------------------------------------------------



                                           MAINSTAY VP          MAINSTAY VP         MAINSTAY VP
                                       LARGE CAP GROWTH--     MID CAP CORE--     MID CAP GROWTH--
                                          SERVICE CLASS        SERVICE CLASS       SERVICE CLASS
                                       -------------------   -----------------   -----------------
                                         2006       2005      2006      2005      2006      2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     170        106       285       346       348       481
Units Redeemed.......................     (29)       (19)      (39)      (20)     (118)      (30)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     141         87       246       326       230       451
                                         ====       ====      ====      ====      ====      ====
SERIES II POLICIES
Units Issued.........................      20          6        57        28        51        51
Units Redeemed.......................      (1)        --       (11)       (1)      (27)       (1)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      19          6        46        27        24        50
                                         ====       ====      ====      ====      ====      ====
SERIES III POLICIES
Units Issued.........................     187        125       245       519       234       645
Units Redeemed.......................     (43)       (99)      (98)      (75)     (248)      (85)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     144         26       147       444       (14)      560
                                         ====       ====      ====      ====      ====      ====
SERIES IV POLICIES
Units Issued.........................     366        120       391       548       434       728
Units Redeemed.......................     (29)       (95)      (84)      (47)     (168)      (68)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     337         25       307       501       266       660
                                         ====       ====      ====      ====      ====      ====
SERIES V POLICIES
Units Issued.........................      15         17        27        51        13        33
Units Redeemed.......................      (3)        --        (7)       (2)      (13)       (2)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............      12         17        20        49        --        31
                                         ====       ====      ====      ====      ====      ====
SERIES VI POLICIES
Units Issued.........................     219        111       299       660       394       714
Units Redeemed.......................     (18)       (31)     (106)      (37)     (348)      (37)
                                         ----       ----      ----      ----      ----      ----
  Net Increase (Decrease)............     201         80       193       623        46       677
                                         ====       ====      ====      ====      ====      ====

Not all investment divisions are available under all policies.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                         MAINSTAY VP
                         MAINSTAY VP      MODERATE
       MAINSTAY VP        MODERATE         GROWTH          MAINSTAY VP          MAINSTAY VP
     MID CAP VALUE--    ALLOCATION--    ALLOCATION--     S&P 500 INDEX--    SMALL CAP GROWTH--
      SERVICE CLASS     SERVICE CLASS   SERVICE CLASS     SERVICE CLASS        SERVICE CLASS
    -----------------   -------------   -------------   -----------------   -------------------
     2006      2005        2006(d)         2006(d)       2006      2005       2006       2005
    -------------------------------------------------------------------------------------------
       388       653        2,885           3,285          719       963       215        353
      (104)      (43)        (105)            (91)        (240)     (106)      (88)       (25)
     -----     -----        -----           -----        -----     -----     -----      -----
       284       610        2,780           3,194          479       857       127        328
     =====     =====        =====           =====        =====     =====     =====      =====
        78        48          225             378           76        62        16         20
       (19)       (2)         (10)            (25)         (11)       (3)       (3)        (1)
     -----     -----        -----           -----        -----     -----     -----      -----
        59        46          215             353           65        59        13         19
     =====     =====        =====           =====        =====     =====     =====      =====
       360     1,148        2,045           2,321          468     1,214       168        359
      (330)      (96)         (20)            (31)        (617)     (356)     (202)      (115)
     -----     -----        -----           -----        -----     -----     -----      -----
        30     1,052        2,025           2,290         (149)      858       (34)       244
     =====     =====        =====           =====        =====     =====     =====      =====
       630     1,255        1,987           2,013          731     1,230       219        484
      (297)      (94)         (25)            (32)        (300)     (305)     (164)       (82)
     -----     -----        -----           -----        -----     -----     -----      -----
       333     1,161        1,962           1,981          431       925        55        402
     =====     =====        =====           =====        =====     =====     =====      =====
        28        79          175             170           44       105         8         28
       (20)       (2)          (4)             (3)         (80)      (13)      (22)        (2)
     -----     -----        -----           -----        -----     -----     -----      -----
         8        77          171             167          (36)       92       (14)        26
     =====     =====        =====           =====        =====     =====     =====      =====
       423       927        1,564           1,422          556     1,072       158        307
      (350)      (92)         (38)            (11)        (222)     (118)     (254)       (63)
     -----     -----        -----           -----        -----     -----     -----      -----
        73       835        1,526           1,411          334       954       (96)       244
     =====     =====        =====           =====        =====     =====     =====      =====

--------------------------------------------------------------------------------



                                          MAINSTAY VP         MAINSTAY VP          ALGER AMERICAN
                                        TOTAL RETURN--          VALUE--        SMALL CAPITALIZATION--
                                         SERVICE CLASS       SERVICE CLASS         CLASS S SHARES
                                       -----------------   -----------------   -----------------------
                                        2006      2005      2006      2005        2006         2005
                                       ---------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................    123       210       282       294          218          168
Units Redeemed.......................    (68)      (46)      (49)      (39)         (18)         (14)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     55       164       233       255          200          154
                                        ====      ====      ====      ====         ====         ====
SERIES II POLICIES
Units Issued.........................     14         1        56        18           24           11
Units Redeemed.......................     (1)       --        (4)       (1)          (6)          (1)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     13         1        52        17           18           10
                                        ====      ====      ====      ====         ====         ====
SERIES III POLICIES
Units Issued.........................    109       349       290       397          215          182
Units Redeemed.......................   (131)     (164)     (128)     (102)         (41)         (25)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............    (22)      185       162       295          174          157
                                        ====      ====      ====      ====         ====         ====
SERIES IV POLICIES
Units Issued.........................    121       203       422       377          355          275
Units Redeemed.......................    (85)     (110)      (78)      (69)         (37)         (22)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............     36        93       344       308          318          253
                                        ====      ====      ====      ====         ====         ====
SERIES V POLICIES
Units Issued.........................      8        13        12        20            6           12
Units Redeemed.......................     (7)       (2)       (3)       (7)          (1)          (1)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............      1        11         9        13            5           11
                                        ====      ====      ====      ====         ====         ====
SERIES VI POLICIES
Units Issued.........................    136       223       418       416          261          163
Units Redeemed.......................   (127)      (69)      (54)      (21)         (22)         (20)
                                        ----      ----      ----      ----         ----         ----
  Net Increase (Decrease)............      9       154       364       395          239          143
                                        ====      ====      ====      ====         ====         ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    COLUMBIA SMALL CAP
        VALUE FUND,       DREYFUS IP TECHNOLOGY    FIDELITY(R) VIP     FIDELITY(R) VIP
     VARIABLE SERIES--          GROWTH--           CONTRAFUND(R)--     EQUITY-INCOME--
          CLASS B            SERVICE SHARES        SERVICE CLASS 2     SERVICE CLASS 2
    -------------------   ---------------------   -----------------   -----------------
      2006       2005       2006        2005       2006      2005      2006      2005
    -----------------------------------------------------------------------------------
       655        667         113         159        998       894       541       570
       (84)       (12)        (33)        (40)       (93)      (57)      (79)      (36)
     -----      -----       -----       -----      -----     -----     -----     -----
       571        655          80         119        905       837       462       534
     =====      =====       =====       =====      =====     =====     =====     =====
        61         24           5           6        179        98       157        65
        (3)        (1)         (2)         --        (19)       (3)       (7)       (3)
     -----      -----       -----       -----      -----     -----     -----     -----
        58         23           3           6        160        95       150        62
     =====      =====       =====       =====      =====     =====     =====     =====
       489        425          58          83        856     1,085       374       725
       (24)        (9)        (76)       (111)      (149)     (103)     (133)      (94)
     -----      -----       -----       -----      -----     -----     -----     -----
       465        416         (18)        (28)       707       982       241       631
     =====      =====       =====       =====      =====     =====     =====     =====
       411        459         131         173      1,701     1,722       693       865
       (26)        (5)        (34)        (88)      (176)     (114)     (117)     (100)
     -----      -----       -----       -----      -----     -----     -----     -----
       385        454          97          85      1,525     1,608       576       765
     =====      =====       =====       =====      =====     =====     =====     =====
        35         23           2           5         91       164        97       100
        (1)        --          (1)         --        (13)      (11)      (27)      (13)
     -----      -----       -----       -----      -----     -----     -----     -----
        34         23           1           5         78       153        70        87
     =====      =====       =====       =====      =====     =====     =====     =====
       484        248          67          72      1,095     1,159       560       698
       (16)        (2)        (37)        (63)      (102)      (49)      (84)     (150)
     -----      -----       -----       -----      -----     -----     -----     -----
       468        246          30           9        993     1,110       476       548
     =====      =====       =====       =====      =====     =====     =====     =====

--------------------------------------------------------------------------------



                                          FIDELITY(R)         JANUS ASPEN      JANUS ASPEN SERIES
                                         VIP MID CAP--     SERIES BALANCED--   WORLDWIDE GROWTH--
                                        SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     664     1,760       270       379       110        158
Units Redeemed.......................    (411)     (217)      (71)      (86)      (50)       (39)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     253     1,543       199       293        60        119
                                        =====     =====     =====     =====     =====      =====
SERIES II POLICIES
Units Issued.........................      67        33        40        55         5         11
Units Redeemed.......................      (5)       (1)      (11)       (1)       (1)        --
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      62        32        29        54         4         11
                                        =====     =====     =====     =====     =====      =====
SERIES III POLICIES
Units Issued.........................     327       973       311       547        59        137
Units Redeemed.......................    (125)      (99)     (212)     (285)     (106)       (92)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     202       874        99       262       (47)        45
                                        =====     =====     =====     =====     =====      =====
SERIES IV POLICIES
Units Issued.........................     627       909       350       649       114        162
Units Redeemed.......................    (104)      (62)     (252)     (191)      (63)       (37)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     523       847        98       458        51        125
                                        =====     =====     =====     =====     =====      =====
SERIES V POLICIES
Units Issued.........................      29        71        69        98         6          7
Units Redeemed.......................     (15)       (8)      (27)      (10)       (1)        (4)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............      14        63        42        88         5          3
                                        =====     =====     =====     =====     =====      =====
SERIES VI POLICIES
Units Issued.........................     485       666       254       422        82        121
Units Redeemed.......................    (144)      (41)      (90)     (172)      (46)       (37)
                                        -----     -----     -----     -----     -----      -----
  Net Increase (Decrease)............     341       625       164       250        36         84
                                        =====     =====     =====     =====     =====      =====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                  NEUBERGER BERMAN
    MFS(R) INVESTORS         MFS(R)               MFS(R)             AMT MID-CAP
     TRUST SERIES--     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--
      SERVICE CLASS       SERVICE CLASS        SERVICE CLASS           CLASS S
    -----------------   -----------------   -------------------   -----------------
     2006      2005      2006      2005       2006       2005      2006      2005
    -------------------------------------------------------------------------------
        13        27        29        44     1,688      3,456        150       135
        (5)       (5)      (11)       (6)     (541)      (202)       (37)       (8)
     -----     -----     -----     -----     -----      -----      -----     -----
         8        22        18        38     1,147      3,254        113       127
     =====     =====     =====     =====     =====      =====      =====     =====
         6        --         1         5       189        120          4         3
        --        --        (2)       --       (45)        (5)        (1)       --
     -----     -----     -----     -----     -----      -----      -----     -----
         6        --        (1)        5       144        115          3         3
     =====     =====     =====     =====     =====      =====      =====     =====
        23        40        18        47     1,055      2,015         75        79
       (11)       (2)      (13)      (22)     (157)       (94)       (12)      (10)
     -----     -----     -----     -----     -----      -----      -----     -----
        12        38         5        25       898      1,921         63        69
     =====     =====     =====     =====     =====      =====      =====     =====
        16        54        31        45     1,002      1,642        116       104
        (8)       (5)      (15)       (8)     (127)       (42)       (12)       (7)
     -----     -----     -----     -----     -----      -----      -----     -----
         8        49        16        37       875      1,600        104        97
     =====     =====     =====     =====     =====      =====      =====     =====
         2         6         5         1       105         98          4         5
        (1)       --        (1)       --        (8)        --         (8)       (4)
     -----     -----     -----     -----     -----      -----      -----     -----
         1         6         4         1        97         98         (4)        1
     =====     =====     =====     =====     =====      =====      =====     =====
        25        39        16        63       946      1,649         73        64
        (7)      (24)      (12)       (3)     (258)       (58)        (6)       (7)
     -----     -----     -----     -----     -----      -----      -----     -----
        18        15         4        60       688      1,591         67        57
     =====     =====     =====     =====     =====      =====      =====     =====

--------------------------------------------------------------------------------



                                                            VAN KAMPEN UIF
                                         T. ROWE PRICE         EMERGING            VICTORY VIF
                                         EQUITY INCOME     MARKETS EQUITY--    DIVERSIFIED STOCK--
                                         PORTFOLIO--II         CLASS II          CLASS A SHARES
                                       -----------------   -----------------   -------------------
                                        2006      2005      2006      2005       2006       2005
                                       -----------------------------------------------------------
SERIES I POLICIES
Units Issued.........................    520        733      243       180        166        322
Units Redeemed.......................    (74)       (38)     (21)      (10)       (71)       (23)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    446        695      222       170         95        299
                                        ====      =====     ====      ====       ====       ====
SERIES II POLICIES
Units Issued.........................    138         85       34        13         21         13
Units Redeemed.......................    (39)        (3)      (1)       --         --         --
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     99         82       33        13         21         13
                                        ====      =====     ====      ====       ====       ====
SERIES III POLICIES
Units Issued.........................    444      1,000      301       273         65        133
Units Redeemed.......................   (183)      (122)     (36)      (23)       (10)       (11)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    261        878      265       250         55        122
                                        ====      =====     ====      ====       ====       ====
SERIES IV POLICIES
Units Issued.........................    995      1,664      377       309        149        221
Units Redeemed.......................   (197)      (113)     (35)      (14)       (12)        (7)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    798      1,551      342       295        137        214
                                        ====      =====     ====      ====       ====       ====
SERIES V POLICIES
Units Issued.........................    114        141       16        22         26         21
Units Redeemed.......................    (27)       (14)      (2)       --         (1)        --
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............     87        127       14        22         25         21
                                        ====      =====     ====      ====       ====       ====
SERIES VI POLICIES
Units Issued.........................    691      1,104      397       276         78        180
Units Redeemed.......................   (102)       (76)     (23)       (8)       (60)        (1)
                                        ----      -----     ----      ----       ----       ----
  Net Increase (Decrease)............    589      1,028      374       268         18        179
                                        ====      =====     ====      ====       ====       ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $116,353   $143,751   $165,678   $196,827   $216,196
Units Outstanding..................................       6,999      8,911     10,346     12,616     14,282
Variable Accumulation Unit Value...................    $  16.64   $  16.14   $  16.01   $  15.60   $  15.14
Total Return.......................................        3.1%       0.8%       2.6%       3.1%       8.0%
Investment Income Ratio............................        1.1%       3.0%       3.3%       3.7%       5.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    959   $  1,139   $  1,250   $  1,536   $  2,094
Units Outstanding..................................          71         87         96        121        170
Variable Accumulation Unit Value...................    $  13.46   $  13.08   $  13.00   $  12.68   $  12.32
Total Return.......................................        2.9%       0.6%       2.5%       2.9%       7.8%
Investment Income Ratio............................        1.1%       3.1%       3.2%       3.3%       5.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 40,200   $ 46,639   $ 53,616   $ 64,492   $ 42,745
Units Outstanding..................................       3,053      3,643      4,212      5,189      3,538
Variable Accumulation Unit Value...................    $  13.17   $  12.80   $  12.73   $  12.43   $  12.08
Total Return.......................................        2.9%       0.6%       2.4%       2.9%       7.7%
Investment Income Ratio............................        1.1%       3.0%       3.3%       4.2%       8.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,976   $ 13,277   $ 14,522   $ 17,219   $  6,150
Units Outstanding..................................       1,014      1,158      1,276      1,552        571
Variable Accumulation Unit Value...................    $  11.82   $  11.47   $  11.39   $  11.10   $  10.77
Total Return.......................................        3.0%       0.7%       2.6%       3.0%       7.7%
Investment Income Ratio............................        1.1%       3.1%       3.4%       4.8%      18.9%

SERIES V POLICIES (e)
Net Assets.........................................    $    240   $    271   $    274   $    356   $    137
Units Outstanding..................................          21         25         25         33         13
Variable Accumulation Unit Value...................    $  11.36   $  11.07   $  11.03   $  10.80   $  10.52
Total Return.......................................        2.6%       0.3%       2.2%       2.6%       5.2%
Investment Income Ratio............................        1.1%       3.2%       3.2%       4.5%      23.5%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $226,445   $282,124   $338,179   $377,779   $330,249   $ 94,109   $104,359   $125,022   $163,925   $263,444
            12,330     15,825     20,255     23,240     25,441     71,765     82,631    100,042    130,435    208,084
          $  18.38   $  17.85   $  16.70   $  16.26   $  12.98   $   1.31   $   1.27   $   1.25   $   1.26   $   1.27
              3.0%       6.9%       2.7%      25.2%     (31.8%)      3.1%       1.5%      (0.6%)     (0.7%)     (0.1%)
              0.3%         --       0.2%       0.2%       0.1%       4.5%       2.9%       0.8%       0.7%       1.3%

          $    344   $    652   $    862   $    976   $    847   $  5,265   $  3,519   $  3,728   $  3,796   $ 27,216
                50         98        138        160        174      4,894      3,332      3,618      3,657     25,991
          $   6.87   $   6.68   $   6.26   $   6.11   $   4.88   $   1.08   $   1.04   $   1.03   $   1.04   $   1.05
              2.8%       6.8%       2.6%      25.0%     (31.9%)      3.0%       1.4%      (0.7%)     (0.9%)     (0.2%)
              0.3%         --       0.2%       0.2%       0.1%       4.5%       2.8%       0.8%       0.7%       1.4%

          $ 17,425   $ 20,832   $ 23,810   $ 25,919   $ 13,383   $ 44,139   $ 41,117   $ 40,778   $ 50,236   $ 68,335
             2,784      3,416      4,168      4,651      3,001     41,247     38,715     39,941     48,830     65,803
          $   6.26   $   6.09   $   5.71   $   5.57   $   4.46   $   1.06   $   1.03   $   1.02   $   1.03   $   1.04
              2.8%       6.7%       2.5%      25.0%     (31.9%)      2.9%       1.3%      (0.8%)     (0.9%)     (0.3%)
              0.3%         --       0.2%       0.3%       0.1%       4.5%       2.9%       0.8%       0.7%       1.3%

          $  7,542   $  8,595   $  8,988   $  8,812   $  2,958   $ 26,243   $ 19,248   $ 17,481   $ 16,441   $  4,942
               715        839        937        943        396     25,518     18,974     17,751     16,593      4,949
          $  10.55   $  10.25   $   9.59   $   9.34   $   7.46   $   1.03   $   1.00   $   0.98   $   0.99   $   1.00
              2.9%       6.9%       2.7%      25.2%     (25.4%)      3.1%       1.5%      (0.6%)     (0.8%)     (0.1%)
              0.3%         --       0.2%       0.3%       0.5%       4.5%       2.9%       0.9%       0.6%       1.1%

          $      7   $     30   $     58   $     60   $     14   $  3,113   $  2,154   $  2,339   $  2,061   $    170
                 1          2          5          5          1      3,075      2,184      2,397      2,091        170
          $  12.80   $  12.49   $  11.73   $  11.47   $   9.20   $   1.01   $   0.99   $   0.98   $   0.99   $   1.00
              2.5%       6.4%       2.2%      24.7%      (8.0%)      2.7%       1.1%      (1.0%)     (1.2%)     (0.3%)
              0.3%         --       0.3%       0.3%       1.1%       4.5%       2.9%       0.8%       0.6%       1.0%

          $     --   $     --   $     --   $     --   $     --   $ 11,521   $  7,743   $  9,581   $  2,868   $     --
                --         --         --         --         --     11,138      7,833      9,734      2,887         --
          $     --   $     --   $     --   $     --   $     --   $   1.02   $   1.00   $   0.98   $   0.99   $     --
                --         --         --         --         --       2.8%       1.2%      (0.9%)     (0.7%)        --
                --         --         --         --         --       4.5%       2.9%       1.0%       0.6%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $217,729   $234,431   $270,485   $278,265   $244,017
Units Outstanding..................................       8,043      9,934     12,168     13,689     14,959
Variable Accumulation Unit Value...................    $  27.11   $  23.61   $  22.23   $  20.33   $  16.31
Total Return.......................................       14.9%       6.2%       9.4%      24.6%     (25.3%)
Investment Income Ratio............................        0.5%       0.9%       1.4%       1.0%       0.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    684   $    902   $  1,065   $  1,077   $  1,249
Units Outstanding..................................          72        110        137        152        219
Variable Accumulation Unit Value...................    $   9.43   $   8.22   $   7.75   $   7.10   $   5.71
Total Return.......................................       14.7%       6.0%       9.2%      24.4%     (25.4%)
Investment Income Ratio............................        0.5%       0.9%       1.4%       0.9%       0.9%

SERIES III POLICIES (c)
Net Assets.........................................    $ 30,739   $ 30,004   $ 32,680   $ 31,601   $ 21,125
Units Outstanding..................................       3,244      3,632      4,192      4,424      3,678
Variable Accumulation Unit Value...................    $   9.47   $   8.26   $   7.80   $   7.14   $   5.74
Total Return.......................................       14.6%       6.0%       9.1%      24.4%     (25.5%)
Investment Income Ratio............................        0.6%       1.0%       1.4%       1.2%       1.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,783   $  9,394   $  9,421   $  8,754   $  2,967
Units Outstanding..................................         730        805        856        870        367
Variable Accumulation Unit Value...................    $  13.41   $  11.68   $  11.00   $  10.07   $   8.08
Total Return.......................................       14.8%       6.1%       9.3%      24.6%     (19.2%)
Investment Income Ratio............................        0.6%       1.0%       1.4%       1.3%       4.6%

SERIES V POLICIES (e)
Net Assets.........................................    $    121   $    316   $    325   $    247   $     19
Units Outstanding..................................           8         24         26         22          2
Variable Accumulation Unit Value...................    $  14.96   $  13.08   $  12.38   $  11.37   $   9.16
Total Return.......................................       14.4%       5.7%       8.9%      24.1%      (8.4%)
Investment Income Ratio............................        0.3%       1.1%       1.6%       1.6%       6.0%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                          DEVELOPING GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $129,667   $143,841   $162,933   $169,402   $132,023   $ 14,757   $ 15,387   $ 24,385   $ 25,669   $ 17,566
       6,442      7,778      9,263     10,078      9,467      1,389      1,609      2,817      3,094      2,893
    $  20.13   $  18.49   $  17.59   $  16.81   $  13.95   $  10.62   $   9.57   $   8.66   $   8.30   $   6.07
        8.9%       5.1%       4.6%      20.5%      (9.2%)     11.1%      10.5%       4.4%      36.6%     (30.0%)
        2.2%       1.5%       1.8%       2.4%       2.7%         --         --         --         --         --

    $  1,254   $  1,313   $  1,516   $  1,599   $  1,651   $    178   $    188   $    174   $    225   $    109
         111        126        153        168        209         18         21         21         28         19
    $  11.33   $  10.42   $   9.93   $   9.50   $   7.89   $  10.13   $   9.14   $   8.28   $   7.95   $   5.83
        8.7%       5.0%       4.5%      20.4%      (9.3%)     10.9%      10.3%       4.2%      36.4%     (30.1%)
        2.2%       1.4%       1.9%       2.0%       2.6%         --         --         --         --         --

    $ 32,850   $ 34,249   $ 41,714   $ 41,469   $ 20,475   $  6,163   $  5,528   $  5,538   $  5,667   $  1,601
       3,037      3,436      4,391      4,559      2,708        606        603        666        710        273
    $  10.83   $   9.97   $   9.50   $   9.10   $   7.56   $  10.17   $   9.17   $   8.32   $   7.99   $   5.86
        8.7%       4.9%       4.4%      20.3%      (9.4%)     10.8%      10.3%       4.2%      36.3%     (30.1%)
        2.3%       1.4%       1.9%       2.8%       4.0%         --         --         --         --         --

    $ 11,775   $ 12,116   $ 12,704   $ 12,094   $  3,675   $  1,544   $  1,575   $  1,530   $  1,394   $    321
         881        987      1,087      1,083        396        115        130        139        132         42
    $  13.36   $  12.28   $  11.68   $  11.17   $   9.27   $  13.48   $  12.15   $  11.00   $  10.54   $   7.72
        8.8%       5.1%       4.6%      20.5%      (7.3%)     11.0%      10.4%       4.3%      36.5%     (22.8%)
        2.3%       1.5%       1.9%       3.0%      11.7%         --         --         --         --         --

    $    464   $    229   $    246   $    193   $     13   $      9   $     15   $     14   $      8   $     --
          32         17         19         15          1          1          1          1          1         --
    $  14.70   $  13.56   $  12.96   $  12.44   $  10.37   $  16.59   $  15.01   $  13.64   $  13.13   $     --
        8.4%       4.7%       4.2%      20.0%       3.7%      10.6%      10.0%       3.9%      31.3%         --
        4.8%       1.5%       2.0%       4.1%      14.2%         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                    GOVERNMENT--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 82,614   $105,432   $127,522   $169,701   $230,480
Units Outstanding..................................       5,160      6,756      8,248     11,183     15,260
Variable Accumulation Unit Value...................    $  16.02   $  15.61   $  15.46   $  15.17   $  15.10
Total Return.......................................        2.6%       1.0%       1.9%       0.5%       8.3%
Investment Income Ratio............................        0.9%       2.9%       3.7%       3.6%       4.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    721   $  1,063   $  1,442   $  1,957   $  3,456
Units Outstanding..................................          57         86        117        162        287
Variable Accumulation Unit Value...................    $  12.69   $  12.38   $  12.28   $  12.07   $  12.04
Total Return.......................................        2.5%       0.8%       1.7%       0.3%       8.2%
Investment Income Ratio............................        0.8%       2.8%       3.7%       2.9%       4.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,736   $ 37,741   $ 46,405   $ 59,899   $ 45,740
Units Outstanding..................................       2,535      3,086      3,823      5,017      3,842
Variable Accumulation Unit Value...................    $  12.53   $  12.23   $  12.14   $  11.94   $  11.91
Total Return.......................................        2.4%       0.8%       1.7%       0.3%       8.1%
Investment Income Ratio............................        1.0%       2.8%       3.7%       4.2%       6.0%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 10,147   $ 11,975   $ 13,857   $ 17,692   $  9,291
Units Outstanding..................................         893      1,082      1,262      1,641        865
Variable Accumulation Unit Value...................    $  11.36   $  11.08   $  10.98   $  10.78   $  10.74
Total Return.......................................        2.6%       0.9%       1.8%       0.4%       7.4%
Investment Income Ratio............................        0.9%       2.9%       3.7%       4.4%      13.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    217   $    301   $    361   $    508   $    168
Units Outstanding..................................          20         28         34         48         16
Variable Accumulation Unit Value...................    $  10.96   $  10.73   $  10.68   $  10.52   $  10.52
Total Return.......................................        2.1%       0.5%       1.4%         --       5.2%
Investment Income Ratio............................        0.9%       2.9%       2.7%       5.0%      15.1%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MainStay VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                        ICAP SELECT EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $475,318   $532,635   $623,762   $617,551   $417,268   $ 36,095   $ 33,772   $ 37,374   $ 34,701   $ 34,818
      18,683     23,132     27,478     30,240     27,478      2,640      2,904      3,342      3,407      4,314
    $  25.46   $  23.05   $  22.70   $  20.42   $  15.19   $  13.68   $  11.63   $  11.18   $  10.18   $   8.07
       10.5%       1.5%      11.2%      34.5%       0.6%      17.6%       4.0%       9.8%      26.2%     (23.9%)
        1.8%       5.5%       6.9%       8.0%      10.4%       0.3%       0.9%       1.0%       0.8%       0.6%

    $  3,736   $  3,072   $  5,698   $  4,851   $  2,462   $    306   $    336   $    395   $    374   $    309
         232        213        396        375        255         24         31         38         40         41
    $  16.07   $  14.57   $  14.38   $  12.95   $   9.65   $  12.62   $  10.74   $  10.34   $   9.43   $   7.49
       10.3%       1.4%      11.0%      34.3%       0.5%      17.5%       3.8%       9.7%      26.0%     (24.0%)
        2.2%       4.3%       7.5%       9.3%      15.7%       0.2%       0.8%       1.0%       0.8%       0.6%

    $103,150   $105,143   $124,365   $118,930   $ 43,111   $ 13,419   $ 11,362   $ 13,234   $ 11,630   $  5,637
       6,543      7,353      8,808      9,345      4,546      1,080      1,073      1,296      1,249        762
    $  15.77   $  14.31   $  14.12   $  12.73   $   9.48   $  12.44   $  10.59   $  10.21   $   9.31   $   7.40
       10.3%       1.3%      10.9%      34.2%       0.4%      17.4%       3.8%       9.6%      25.9%     (24.1%)
        1.9%       5.6%       7.2%       9.3%      17.1%       0.3%       0.9%       1.0%       1.0%       0.8%

    $ 34,662   $ 37,289   $ 42,153   $ 35,842   $  7,503   $  3,829   $  3,129   $  3,137   $  2,835   $    810
       2,142      2,554      2,920      2,759        776        283        272        284        281        101
    $  16.17   $  14.65   $  14.44   $  12.99   $   9.67   $  13.51   $  11.49   $  11.06   $  10.07   $   7.99
       10.4%       1.5%      11.1%      34.4%      (3.3%)     17.6%       3.9%       9.8%      26.1%     (20.1%)
        1.9%       5.6%       7.5%      10.4%      44.0%       0.3%       0.9%       1.0%       1.1%       2.5%

    $    914   $  1,179   $  1,399   $  1,542   $     66   $     42   $    282   $    273   $     46   $     --
          54         78         92        112          6          2         19         19          3         --
    $  16.91   $  15.38   $  15.22   $  13.75   $  10.27   $  17.60   $  15.03   $  14.52   $  13.28   $     --
       10.0%       1.1%      10.7%      33.9%       2.7%      17.1%       3.5%       9.3%      32.8%         --
        1.8%       6.6%       8.8%      11.9%      50.4%         --       1.0%       1.0%       1.8%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                  INCOME & GROWTH--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 37,676   $ 42,001   $ 46,438   $ 44,045   $ 43,336
Units Outstanding..................................       2,835      3,636      4,151      4,374      5,461
Variable Accumulation Unit Value...................    $  13.31   $  11.55   $  11.19   $  10.07   $   7.94
Total Return.......................................       15.2%       3.2%      11.1%      26.9%     (20.6%)
Investment Income Ratio............................        0.6%       1.1%       1.7%       1.4%       1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $    177   $    314   $    316   $    309   $    213
Units Outstanding..................................          16         33         34         37         32
Variable Accumulation Unit Value...................    $  10.96   $   9.52   $   9.24   $   8.33   $   6.57
Total Return.......................................       15.1%       3.1%      10.9%      26.7%     (20.8%)
Investment Income Ratio............................        0.4%       1.1%       1.7%       1.6%       1.8%

SERIES III POLICIES (c)
Net Assets.........................................    $  9,404   $  8,863   $  8,690   $  7,574   $  3,274
Units Outstanding..................................         876        949        959        927        507
Variable Accumulation Unit Value...................    $  10.74   $   9.34   $   9.06   $   8.17   $   6.45
Total Return.......................................       15.0%       3.0%      10.9%      26.7%     (20.8%)
Investment Income Ratio............................        0.6%       1.2%       1.8%       1.8%       1.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,554   $  2,369   $  2,452   $  2,018   $    529
Units Outstanding..................................         187        200        214        195         65
Variable Accumulation Unit Value...................    $  13.64   $  11.85   $  11.48   $  10.34   $   8.15
Total Return.......................................       15.2%       3.2%      11.0%      26.8%     (18.5%)
Investment Income Ratio............................        0.6%       1.1%       1.8%       1.9%       6.2%

SERIES V POLICIES (e)
Net Assets.........................................    $     24   $     66   $     12   $      1   $     --
Units Outstanding..................................           2          5          1         --         --
Variable Accumulation Unit Value...................    $  14.90   $  13.00   $  12.65   $  11.44   $     --
Total Return.......................................       14.6%       2.8%      10.6%      14.4%         --
Investment Income Ratio............................        0.3%       1.6%       1.1%       4.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
            INTERNATIONAL EQUITY--INITIAL CLASS                      LARGE CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 90,947   $ 67,127   $ 52,910   $ 34,845   $ 23,569   $ 56,353   $ 63,856   $ 79,285   $ 97,271   $ 82,525
       3,643      3,484      2,925      2,229      1,933      4,322      5,180      6,615      7,818      8,375
    $  24.94   $  19.26   $  18.09   $  15.63   $  12.19   $  13.04   $  12.33   $  11.98   $  12.44   $   9.85
       29.5%       6.5%      15.7%      28.2%      (5.7%)      5.7%       2.9%      (3.7%)     26.3%     (29.2%)
        0.3%       1.8%       1.1%       2.1%       1.5%       0.1%         --       0.2%       0.2%       0.1%

    $  1,182   $    633   $    577   $    425   $    257   $    339   $    439   $    473   $    633   $    479
          78         54         52         45         34         47         64         71         91         87
    $  15.16   $  11.72   $  11.02   $   9.54   $   7.45   $   7.27   $   6.88   $   6.70   $   6.96   $   5.52
       29.3%       6.3%      15.5%      28.0%      (5.9%)      5.6%       2.7%      (3.8%)     26.1%     (29.3%)
        0.3%       1.6%       0.9%       0.4%       0.2%       0.1%         --       0.2%       0.2%       0.1%

    $ 30,076   $ 18,508   $ 15,214   $ 10,625   $  3,599   $ 10,746   $ 10,732   $ 13,389   $ 16,377   $  8,998
       1,981      1,576      1,377      1,110        481      1,735      1,827      2,343      2,754      1,907
    $  15.18   $  11.75   $  11.05   $   9.57   $   7.48   $   6.19   $   5.87   $   5.72   $   5.95   $   4.72
       29.2%       6.3%      15.5%      27.9%      (5.9%)      5.5%       2.7%      (3.9%)     26.0%     (29.4%)
        0.3%       1.7%       1.1%       2.3%       2.5%       0.1%         --       0.2%       0.2%       0.1%

    $  8,631   $  5,810   $  4,582   $  3,285   $    707   $  3,039   $  3,000   $  3,497   $  3,610   $  1,117
         478        417        351        291         80        291        304        364        362        141
    $  18.01   $  13.91   $  13.07   $  11.30   $   8.82   $  10.43   $   9.87   $   9.60   $   9.97   $   7.90
       29.4%       6.4%      15.7%      28.1%     (11.8%)      5.7%       2.9%      (3.7%)     26.2%     (21.0%)
        0.3%       1.8%       1.0%       2.6%       5.9%       0.1%         --       0.2%       0.2%       0.3%

    $  1,858   $    386   $    375   $     62   $     14   $    101   $     90   $     77   $     48   $     --
          94         25         26          5          1          8          8          7          4         --
    $  19.67   $  15.26   $  14.39   $  12.49   $   9.79   $  12.49   $  11.87   $  11.58   $  12.08   $   9.60
       28.9%       6.0%      15.2%      27.6%      (2.1%)      5.3%       2.4%      (4.1%)     25.8%      (4.0%)
        0.8%       1.8%       1.4%       2.1%       6.6%       0.1%         --       0.3%       0.3%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   MID CAP CORE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 48,130   $ 47,318   $ 38,315   $ 24,078   $ 15,024
Units Outstanding..................................       2,876      3,204      2,964      2,245      1,872
Variable Accumulation Unit Value...................    $  16.74   $  14.77   $  12.92   $  10.73   $   8.03
Total Return.......................................       13.4%      14.3%      20.5%      33.6%     (14.1%)
Investment Income Ratio............................          --       0.6%       0.6%       0.5%       0.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    468   $    313   $    155   $    170   $     69
Units Outstanding..................................          26         20         11         15          8
Variable Accumulation Unit Value...................    $  17.98   $  15.89   $  13.93   $  11.57   $   8.67
Total Return.......................................       13.2%      14.1%      20.3%      33.4%     (13.3%)
Investment Income Ratio............................          --       0.7%       0.4%       0.5%       0.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 20,399   $ 20,574   $ 15,820   $ 11,573   $  3,510
Units Outstanding..................................       1,182      1,348      1,182      1,040        420
Variable Accumulation Unit Value...................    $  17.27   $  15.27   $  13.39   $  11.13   $   8.35
Total Return.......................................       13.1%      14.0%      20.3%      33.3%     (14.3%)
Investment Income Ratio............................          --       0.6%       0.5%       0.6%       0.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $  7,055   $  6,824   $  5,835   $  4,278   $  1,240
Units Outstanding..................................         416        456        445        393        152
Variable Accumulation Unit Value...................    $  16.95   $  14.96   $  13.10   $  10.88   $   8.14
Total Return.......................................       13.3%      14.2%      20.4%      33.5%     (18.6%)
Investment Income Ratio............................          --       0.6%       0.5%       0.5%       1.0%

SERIES V POLICIES (e)
Net Assets.........................................    $     26   $     27   $     24   $     45   $     10
Units Outstanding..................................           1          2          2          4          1
Variable Accumulation Unit Value...................    $  19.86   $  17.60   $  15.47   $  12.90   $   9.70
Total Return.......................................       12.8%      13.7%      20.0%      33.0%      (3.0%)
Investment Income Ratio............................          --       0.5%       0.3%       0.6%       1.1%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                     MID CAP GROWTH--INITIAL CLASS                           MID CAP VALUE--INITIAL CLASS
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $ 63,407   $ 66,803   $ 54,207   $ 36,546   $ 11,317   $ 90,427   $ 96,022   $ 89,742   $ 65,297   $ 44,528
             4,615      5,239      4,905      3,998      1,768      6,320      7,547      7,353      6,201      5,378
          $  13.75   $  12.76   $  11.05   $   9.14   $   6.40   $  14.31   $  12.72   $  12.20   $  10.53   $   8.28
              7.7%      15.5%      20.9%      42.8%     (29.6%)     12.5%       4.2%      15.9%      27.2%     (15.8%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.1%       1.3%

          $    365   $    470   $    292   $    198   $    142   $    614   $    715   $    807   $    678   $    549
                21         29         21         17         17         43         57         67         65         67
          $  17.49   $  16.26   $  14.10   $  11.68   $   8.19   $  14.14   $  12.59   $  12.10   $  10.45   $   8.23
              7.5%      15.3%      20.7%      42.6%     (29.7%)     12.3%       4.1%      15.7%      27.0%     (15.9%)
                --         --         --         --         --       0.1%       0.7%       0.9%       1.0%       1.6%

          $ 23,626   $ 26,887   $ 22,005   $ 17,706   $  3,961   $ 42,392   $ 43,214   $ 40,034   $ 30,861   $ 15,132
             1,697      2,077      1,958      1,901        606      2,953      3,378      3,255      2,903      1,806
          $  13.93   $  12.96   $  11.24   $   9.32   $   6.54   $  14.36   $  12.79   $  12.30   $  10.63   $   8.38
              7.5%      15.3%      20.7%      42.5%     (29.7%)     12.2%       4.0%      15.7%      26.9%     (15.9%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.2%       2.1%

          $  9,021   $  9,387   $  7,944   $  5,924   $  1,392   $ 14,247   $ 13,991   $ 13,799   $ 11,463   $  3,414
               600        672        657        592        199      1,021      1,127      1,158      1,114        422
          $  15.02   $  13.96   $  12.09   $  10.01   $   7.01   $  13.96   $  12.42   $  11.92   $  10.29   $   8.09
              7.7%      15.4%      20.8%      42.7%     (29.9%)     12.4%       4.2%      15.9%      27.1%     (19.1%)
                --         --         --         --         --       0.1%       0.8%       0.9%       1.3%       3.9%

          $     19   $     45   $    106   $    107   $     15   $    212   $    259   $    378   $    302   $    113
                 1          2          6          7          2         15         21         32         29         14
          $  21.51   $  20.06   $  17.45   $  14.50   $  10.20   $  13.91   $  12.42   $  11.97   $  10.37   $   8.19
              7.2%      15.0%      20.4%      42.1%       2.0%      12.0%       3.8%      15.4%      26.6%     (18.1%)
                --         --         --         --         --       0.1%       0.6%       0.8%       1.2%       3.5%

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   S&P 500 INDEX--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $425,316   $463,829   $533,383   $535,415   $447,495
Units Outstanding..................................      16,021     19,872     23,603     25,814     27,274
Variable Accumulation Unit Value...................    $  26.58   $  23.35   $  22.60   $  20.74   $  16.41
Total Return.......................................       13.8%       3.3%       9.0%      26.4%     (23.3%)
Investment Income Ratio............................        0.5%       1.1%       1.5%       1.4%       1.2%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,128   $  1,578   $  1,797   $  1,788   $  1,559
Units Outstanding..................................         112        179        210        227        250
Variable Accumulation Unit Value...................    $  10.04   $   8.83   $   8.56   $   7.87   $   6.23
Total Return.......................................       13.7%       3.2%       8.8%      26.2%     (23.4%)
Investment Income Ratio............................        0.5%       1.1%       1.5%       1.3%       1.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 71,942   $ 72,357   $ 76,899   $ 70,812   $ 37,642
Units Outstanding..................................       7,380      8,434      9,241      9,253      6,206
Variable Accumulation Unit Value...................    $   9.75   $   8.58   $   8.32   $   7.65   $   6.07
Total Return.......................................       13.6%       3.1%       8.7%      26.2%     (23.5%)
Investment Income Ratio............................        0.5%       1.2%       1.5%       1.6%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 21,846   $ 21,290   $ 21,843   $ 19,067   $  5,417
Units Outstanding..................................       1,647      1,826      1,935      1,839        660
Variable Accumulation Unit Value...................    $  13.26   $  11.66   $  11.29   $  10.37   $   8.20
Total Return.......................................       13.8%       3.3%       8.9%      26.4%     (18.0%)
Investment Income Ratio............................        0.5%       1.2%       1.6%       1.8%       6.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    191   $    345   $    414   $    264   $     76
Units Outstanding..................................          12         25         31         21          8
Variable Accumulation Unit Value...................    $  15.66   $  13.82   $  13.43   $  12.39   $   9.84
Total Return.......................................       13.3%       2.9%       8.5%      25.8%      (1.6%)
Investment Income Ratio............................        0.3%       1.1%       1.6%       1.7%       8.6%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 33,405   $ 38,454   $ 45,369   $ 40,155   $ 17,889   $155,310   $179,431   $216,659   $233,917   $213,473
       2,996      3,613      4,375      4,177      2,600      7,691      9,593     12,145     13,754     14,813
    $  11.16   $  10.64   $  10.37   $   9.61   $   6.88   $  20.23   $  18.74   $  17.84   $  17.01   $  14.41
        4.8%       2.6%       7.9%      39.7%     (27.4%)      8.0%       5.0%       4.9%      18.0%     (17.7%)
          --         --         --         --         --       0.6%       1.4%       1.6%       1.9%       2.3%

    $    167   $    363   $    449   $    426   $    267   $    365   $    500   $    724   $  1,895   $  1,847
          15         33         42         43         38         39         58         88        242        278
    $  11.40   $  10.89   $  10.63   $   9.86   $   7.07   $   9.27   $   8.60   $   8.20   $   7.83   $   6.64
        4.7%       2.5%       7.7%      39.5%     (27.5%)      7.8%       4.9%       4.7%      17.8%     (17.8%)
          --         --         --         --         --       0.5%       1.3%       1.0%       1.7%       2.4%

    $ 14,717   $ 16,095   $ 18,573   $ 17,970   $  5,362   $ 17,053   $ 18,186   $ 21,718   $ 21,510   $ 11,221
       1,335      1,527      1,804      1,879        782      1,924      2,210      2,767      2,868      1,762
    $  11.04   $  10.55   $  10.30   $   9.56   $   6.86   $   8.87   $   8.23   $   7.85   $   7.50   $   6.37
        4.6%       2.4%       7.7%      39.4%     (27.6%)      7.8%       4.8%       4.7%      17.8%     (17.9%)
          --         --         --         --         --       0.6%       1.4%       1.7%       2.3%       3.6%

    $  7,081   $  7,745   $  8,101   $  7,514   $  1,798   $  6,426   $  6,488   $  6,866   $  6,662   $  2,063
         590        677        726        726        243        526        573        636        647        236
    $  12.00   $  11.45   $  11.16   $  10.35   $   7.41   $  12.22   $  11.33   $  10.79   $  10.29   $   8.73
        4.8%       2.6%       7.8%      39.7%     (25.9%)      7.9%       5.0%       4.8%      18.0%     (12.7%)
          --         --         --         --         --       0.6%       1.5%       1.7%       2.6%      11.3%

    $     57   $     78   $    130   $    126   $     14   $     46   $    308   $    351   $    305   $     12
           4          6         10         11          2          3         24         29         26          1
    $  13.23   $  12.68   $  12.41   $  11.55   $   8.31   $  13.69   $  12.74   $  12.19   $  11.67   $   9.93
        4.4%       2.2%       7.4%      39.1%     (16.9%)      7.5%       4.6%       4.4%      17.5%      (0.7%)
          --         --         --         --         --       0.2%       1.4%       1.8%       3.1%      23.1%

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $183,429   $184,372   $205,052   $202,324   $169,824
Units Outstanding..................................       7,477      8,804     10,255     11,104     11,706
Variable Accumulation Unit Value...................    $  24.56   $  20.95   $  19.99   $  18.22   $  14.51
Total Return.......................................       17.2%       4.8%       9.7%      25.6%     (22.2%)
Investment Income Ratio............................        0.4%       1.1%       1.1%       1.6%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    729   $    936   $  1,017   $  1,072   $    903
Units Outstanding..................................          51         77         87        101        106
Variable Accumulation Unit Value...................    $  14.28   $  12.20   $  11.66   $  10.64   $   8.49
Total Return.......................................       17.0%       4.6%       9.6%      25.4%     (22.3%)
Investment Income Ratio............................        0.3%       1.1%       1.1%       1.6%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $ 45,206   $ 42,103   $ 40,492   $ 36,811   $ 22,026
Units Outstanding..................................       3,319      3,616      3,635      3,619      2,714
Variable Accumulation Unit Value...................    $  13.63   $  11.65   $  11.14   $  10.17   $   8.11
Total Return.......................................       17.0%       4.6%       9.5%      25.4%     (22.3%)
Investment Income Ratio............................        0.4%       1.2%       1.2%       1.8%       2.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,559   $ 11,565   $ 11,987   $ 11,041   $  3,870
Units Outstanding..................................         967      1,046      1,135      1,147        505
Variable Accumulation Unit Value...................    $  12.95   $  11.06   $  10.56   $   9.63   $   7.67
Total Return.......................................       17.2%       4.7%       9.7%      25.5%     (23.3%)
Investment Income Ratio............................        0.4%       1.2%       1.2%       1.9%       6.1%

SERIES V POLICIES (e)
Net Assets.........................................    $    131   $    179   $    234   $    230   $     50
Units Outstanding..................................           9         15         21         22          6
Variable Accumulation Unit Value...................    $  13.87   $  11.89   $  11.40   $  10.43   $   8.34
Total Return.......................................       16.7%       4.3%       9.2%      25.0%     (16.6%)
Investment Income Ratio............................        0.3%       1.0%       1.1%       2.0%       8.9%

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                             ALGER AMERICAN                                            AMSOUTH
                         SMALL CAPITALIZATION--                                        ENHANCED
                             CLASS O SHARES                                          MARKET FUND
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $ 67,921   $ 66,237   $ 64,616   $ 60,347   $ 44,207   $     --   $     --   $     --   $     --   $     --
             5,028      5,793      6,515      6,994      7,192         --         --         --         --         --
          $  13.53   $  11.43   $   9.92   $   8.63   $   6.15   $     --   $     --   $     --   $     --   $     --
             18.3%      15.3%      15.0%      40.4%     (27.3%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $    410   $    430   $    442   $    418   $    417   $     --   $     --   $     --   $     --   $     --
                43         54         64         69         97         --         --         --         --         --
          $   9.44   $   7.99   $   6.94   $   6.05   $   4.31   $     --   $     --   $     --   $     --   $     --
             18.2%      15.1%      14.8%      40.2%     (27.4%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $ 14,487   $ 12,448   $ 12,381   $ 10,455   $  5,200   $     --   $     --   $  2,576   $  2,415   $  1,562
             1,660      1,686      1,925      1,865      1,299         --         --        288        293        239
          $   8.74   $   7.40   $   6.43   $   5.61   $   4.00   $     --   $     --   $   8.94   $   8.24   $   6.53
             18.1%      15.0%      14.7%      40.1%     (27.4%)        --         --       8.5%      26.2%      25.4%
                --         --         --         --         --         --         --       0.9%       0.8%       0.5%

          $  3,658   $  3,090   $  2,438   $  2,010   $    376   $     --   $     --   $     --   $     --   $     --
               202        204        185        175         46         --         --         --         --         --
          $  17.98   $  15.20   $  13.20   $  11.49   $   8.19   $     --   $     --   $     --   $     --   $     --
             18.3%      15.2%      14.9%      40.3%     (18.1%)        --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     88   $    133   $    147   $     54   $     --   $     --   $     --   $     --   $     --   $     --
                 4          7          9          4         --         --         --         --         --         --
          $  20.91   $  17.75   $  15.47   $  13.52   $     --   $     --   $     --   $     --   $     --   $     --
             17.8%      14.7%      14.4%      35.2%         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    415   $    133   $     --
                --         --         --         --         --         --         --         34         12         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  12.23   $  11.29   $     --
                --         --         --         --         --         --         --       8.4%      12.9%         --
                --         --         --         --         --         --         --       1.1%       1.1%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             AMSOUTH
                                                                          INTERNATIONAL
                                                                           EQUITY FUND
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $     --   $     --   $    558   $    361   $    139
Units Outstanding..................................          --         --         44         36         21
Variable Accumulation Unit Value...................    $     --   $     --   $  12.65   $  10.16   $   6.71
Total Return.......................................          --         --      24.5%      51.3%     (17.7%)
Investment Income Ratio............................          --         --         --       0.9%       0.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $    194   $     32   $     --
Units Outstanding..................................          --         --         12          3         --
Variable Accumulation Unit Value...................    $     --   $     --   $  15.65   $  12.59   $     --
Total Return.......................................          --         --      24.3%      25.9%         --
Investment Income Ratio............................          --         --         --       3.1%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                AMSOUTH                                                AMSOUTH
                             LARGE CAP FUND                                          MID CAP FUND
          ----------------------------------------------------   ----------------------------------------------------
            2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
          -----------------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $  3,896   $  3,889   $  2,526   $     --   $     --   $  1,695   $  1,412   $    826
                --         --        460        478        385         --         --        199        189        146
          $     --   $     --   $   8.46   $   8.13   $   6.57   $     --   $     --   $   8.50   $   7.48   $   5.66
                --         --       4.1%      23.8%     (24.7%)        --         --      13.7%      32.0%     (23.2%)
                --         --       0.3%       0.2%       0.2%         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --         --

          $     --   $     --   $    561   $    134   $     --   $     --   $     --   $    272   $     86   $     --
                --         --         49         12         --         --         --         20          7         --
          $     --   $     --   $  11.42   $  10.99   $     --   $     --   $     --   $  13.37   $  11.78   $     --
                --         --       3.9%       9.9%         --         --         --      13.5%      17.8%         --
                --         --       0.4%       0.4%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                                            PORTFOLIO
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 25,281   $ 28,572   $ 30,071   $ 27,683   $ 23,139
Units Outstanding..................................       1,268      1,536      1,684      1,655      1,627
Variable Accumulation Unit Value...................    $  19.96   $  18.61   $  17.86   $  16.73   $  14.22
Total Return.......................................        7.3%       4.2%       6.8%      17.7%     (13.4%)
Investment Income Ratio............................        2.1%       1.7%       1.7%       2.0%       2.7%

SERIES II POLICIES (b)
Net Assets.........................................    $    213   $    155   $    157   $    125   $    111
Units Outstanding..................................          21         16         17         14         15
Variable Accumulation Unit Value...................    $  10.35   $   9.66   $   9.29   $   8.71   $   7.42
Total Return.......................................        7.1%       4.0%       6.6%      17.5%     (13.5%)
Investment Income Ratio............................        2.4%       1.9%       1.6%       1.8%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,060   $ 10,766   $ 10,514   $  8,419   $  3,779
Units Outstanding..................................       1,004      1,148      1,166        995        524
Variable Accumulation Unit Value...................    $  10.03   $   9.37   $   9.02   $   8.46   $   7.21
Total Return.......................................        7.0%       4.0%       6.5%      17.4%     (13.5%)
Investment Income Ratio............................        2.2%       1.8%       1.8%       2.6%       4.1%

SERIES IV POLICIES (d)
Net Assets.........................................    $  5,824   $  5,075   $  4,417   $  2,279   $    352
Units Outstanding..................................         451        421        382        210         38
Variable Accumulation Unit Value...................    $  12.92   $  12.06   $  11.58   $  10.85   $   9.23
Total Return.......................................        7.2%       4.1%       6.7%      17.6%      (7.7%)
Investment Income Ratio............................        2.4%       1.9%       2.1%       3.5%      10.3%

SERIES V POLICIES (e)
Net Assets.........................................    $    867   $    833   $    751   $     70   $      5
Units Outstanding..................................          62         64         60          6          1
Variable Accumulation Unit Value...................    $  13.90   $  13.02   $  12.55   $  11.81   $  10.08
Total Return.......................................        6.8%       3.7%       6.3%      17.1%       0.8%
Investment Income Ratio............................        2.4%       1.9%       2.7%       4.6%      24.6%

SERIES VI POLICIES (f)
Net Assets.........................................    $  2,954   $  2,345   $  1,673   $    469   $     --
Units Outstanding..................................         232        197        146         43         --
Variable Accumulation Unit Value...................    $  12.74   $  11.92   $  11.48   $  10.80   $     --
Total Return.......................................        6.9%       3.8%       6.4%       8.0%         --
Investment Income Ratio............................        2.6%       2.1%       2.5%       7.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                         DREYFUS IP                                            FIDELITY(R)
                    TECHNOLOGY GROWTH--                                    VIP CONTRAFUND(R)--
                       INITIAL SHARES                                         INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 11,723   $ 12,609   $ 16,780   $ 17,740   $  4,790   $328,808   $346,947   $319,270   $291,995   $238,091
       1,284      1,423      1,936      2,027        815     12,342     14,328     15,206     15,836     16,358
    $   9.12   $   8.87   $   8.67   $   8.75   $   5.88   $  26.67   $  24.21   $  21.00   $  18.44   $  14.56
        2.9%       2.3%      (0.9%)     48.9%     (40.3%)     10.2%      15.3%      13.9%      26.7%     (10.6%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.5%       0.8%

    $    224   $     91   $    113   $    182   $    156   $  1,816   $  1,588   $  1,465   $  1,321   $    981
          20          8         11         17         22        130        126        133        136        128
    $  11.08   $  10.79   $  10.56   $  10.67   $   7.18   $  13.95   $  12.68   $  11.02   $   9.69   $   7.66
        2.7%       2.2%      (1.1%)     48.6%     (40.3%)     10.0%      15.1%      13.7%      26.5%     (10.7%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.4%       0.8%

    $  5,428   $  6,397   $  8,362   $ 10,676   $  2,060   $ 62,163   $ 58,804   $ 48,944   $ 41,757   $ 19,347
         590        715        952      1,201        344      4,646      4,831      4,625      4,484      2,627
    $   9.21   $   8.98   $   8.79   $   8.89   $   5.98   $  13.39   $  12.18   $  10.58   $   9.31   $   7.37
        2.6%       2.1%      (1.1%)     48.6%     (40.4%)      9.9%      15.1%      13.6%      26.4%     (10.8%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.3%       0.6%

    $  1,885   $  2,156   $  2,402   $  2,206   $    367   $ 20,025   $ 18,030   $ 14,290   $ 11,685   $  3,664
         170        200        228        207         51      1,269      1,259      1,149      1,070        425
    $  11.09   $  10.79   $  10.55   $  10.65   $   7.16   $  15.78   $  14.33   $  12.43   $  10.93   $   8.63
        2.8%       2.3%      (1.0%)     48.8%     (28.4%)     10.1%      15.3%      13.8%      26.6%     (13.7%)
          --         --         --         --         --       1.3%       0.3%       0.3%       0.3%         --

    $     48   $     45   $     29   $     32   $     --   $    628   $    732   $    526   $    398   $     53
           3          3          2          2         --         34         43         36         31          5
    $  14.58   $  14.24   $  13.97   $  14.17   $     --   $  18.54   $  16.91   $  14.73   $  12.99   $  10.30
        2.4%       1.9%      (1.4%)     41.7%         --       9.7%      14.8%      13.4%      26.1%       3.0%
          --         --         --         --         --       1.3%       0.3%       0.3%       0.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         FIDELITY(R)
                                                                     VIP EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $176,652   $173,409   $189,506   $179,594   $144,348
Units Outstanding..................................     8,089      9,399     10,725     11,179     11,548
Variable Accumulation Unit Value...................  $  21.86   $  18.45   $  17.67   $  16.07   $  12.50
Total Return.......................................     18.5%       4.4%      10.0%      28.5%     (18.1%)
Investment Income Ratio............................      3.3%       1.7%       1.5%       1.8%       1.7%

SERIES II POLICIES (b)
Net Assets.........................................  $    934   $    662   $  1,372   $    877   $    626
Units Outstanding..................................        66         55        119         84         77
Variable Accumulation Unit Value...................  $  14.17   $  11.97   $  11.49   $  10.46   $   8.15
Total Return.......................................     18.3%       4.2%       9.8%      28.3%     (18.2%)
Investment Income Ratio............................      3.3%       1.8%       1.1%       1.8%       1.5%

SERIES III POLICIES (c)
Net Assets.........................................  $ 43,301   $ 37,734   $ 39,178   $ 36,552   $ 20,493
Units Outstanding..................................     3,115      3,203      3,465      3,548      2,552
Variable Accumulation Unit Value...................  $  13.93   $  11.78   $  11.31   $  10.30   $   8.03
Total Return.......................................     18.3%       4.2%       9.8%      28.3%     (18.3%)
Investment Income Ratio............................      3.4%       1.7%       1.5%       1.5%       1.3%

SERIES IV POLICIES (d)
Net Assets.........................................  $ 10,984   $  9,392   $  9,223   $  8,099   $  2,204
Units Outstanding..................................       772        782        801        773        270
Variable Accumulation Unit Value...................  $  14.23   $  12.01   $  11.51   $  10.47   $   8.15
Total Return.......................................     18.5%       4.3%       9.9%      28.5%     (18.5%)
Investment Income Ratio............................      3.3%       1.6%       1.5%       1.0%         --

SERIES V POLICIES (e)
Net Assets.........................................  $    465   $    694   $    651   $    370   $     72
Units Outstanding..................................        33         58         56         35          9
Variable Accumulation Unit Value...................  $  14.15   $  12.00   $  11.54   $  10.54   $   8.24
Total Return.......................................     18.0%       3.9%       9.5%      27.9%     (17.6%)
Investment Income Ratio............................      3.7%       1.6%       1.2%       1.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
                         BALANCED--                                         WORLDWIDE GROWTH--
                    INSTITUTIONAL SHARES                                   INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $378,517   $438,220   $501,432   $541,659   $534,854   $173,489   $189,175   $231,574   $266,039   $250,712
      15,886     20,068     24,437     28,250     31,372      9,403     11,939     15,251     18,103     20,859
    $  23.85   $  21.84   $  20.52   $  19.17   $  17.05   $  18.48   $  15.85   $  15.18   $  14.70   $  12.02
        9.2%       6.5%       7.0%      12.5%      (7.7%)     16.6%       4.4%       3.3%      22.3%     (26.5%)
        2.1%       2.2%       2.2%       2.2%       2.4%       1.7%       1.3%       1.0%       1.1%       0.9%

    $  1,377   $  1,886   $  2,176   $  2,620   $  2,506   $    691   $    829   $    985   $  1,136   $  1,024
         112        167        205        264        283         88        123        152        181        199
    $  12.31   $  11.29   $  10.62   $   9.94   $   8.85   $   7.84   $   6.74   $   6.46   $   6.27   $   5.13
        9.0%       6.3%       6.9%      12.3%      (7.9%)     16.4%       4.2%       3.2%      22.1%     (26.6%)
        2.1%       2.2%       2.1%       2.2%       2.5%       1.8%       1.3%       0.9%       1.0%       0.7%

    $ 62,239   $ 65,609   $ 74,259   $ 79,154   $ 54,824   $ 15,213   $ 14,690   $ 16,987   $ 20,011   $ 13,227
       5,382      6,178      7,429      8,458      6,575      2,115      2,375      2,864      3,479      2,806
    $  11.57   $  10.62   $  10.00   $   9.36   $   8.34   $   7.19   $   6.18   $   5.93   $   5.75   $   4.71
        9.0%       6.2%       6.8%      12.2%      (7.9%)     16.3%       4.2%       3.1%      22.0%     (26.7%)
        2.1%       2.2%       2.2%       2.4%       3.1%       1.8%       1.4%       1.0%       1.4%       1.0%

    $ 19,557   $ 19,881   $ 21,177   $ 21,004   $  8,129   $  6,014   $  5,713   $  6,016   $  6,275   $  2,078
       1,523      1,691      1,916      2,032        884        504        557        612        659        267
    $  12.83   $  11.76   $  11.05   $  10.33   $   9.19   $  11.94   $  10.25   $   9.83   $   9.52   $   7.79
        9.1%       6.4%       7.0%      12.4%      (8.1%)     16.5%       4.3%       3.3%      22.2%     (22.1%)
        2.1%       2.3%       2.3%       2.6%       5.6%       1.8%       1.4%       1.0%       1.3%       2.5%

    $    414   $    680   $    647   $    513   $     82   $     81   $    134   $    135   $     84   $     --
          32         56         57         48          9          5         10         11          7         --
    $  13.15   $  12.10   $  11.42   $  10.72   $   9.57   $  15.03   $  12.97   $  12.48   $  12.13   $   9.96
        8.7%       6.0%       6.5%      12.0%      (4.3%)     15.9%       3.9%       2.9%      21.8%      (0.4%)
        2.0%       2.3%       2.4%       2.9%       5.1%       1.6%       1.4%       1.2%       1.2%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                              MFS(R)
                                                                     INVESTORS TRUST SERIES--
                                                                          INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 19,437   $ 21,375   $ 24,302   $ 24,572   $ 22,189
Units Outstanding..................................       1,764      2,160      2,599      2,885      3,138
Variable Accumulation Unit Value...................    $  11.03   $   9.90   $   9.35   $   8.52   $   7.07
Total Return.......................................       11.4%       5.8%       9.8%      20.5%     (22.1%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.7%       0.6%

SERIES II POLICIES (b)
Net Assets.........................................    $    322   $    323   $    368   $    340   $    260
Units Outstanding..................................          33         37         44         45         41
Variable Accumulation Unit Value...................    $   9.73   $   8.75   $   8.28   $   7.55   $   6.28
Total Return.......................................       11.3%       5.7%       9.6%      20.3%     (22.2%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.7%       0.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,335   $  5,819   $  6,024   $  5,795   $  4,309
Units Outstanding..................................         558        677        740        780        698
Variable Accumulation Unit Value...................    $   9.56   $   8.60   $   8.14   $   7.43   $   6.18
Total Return.......................................       11.2%       5.6%       9.6%      20.2%     (22.2%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.6%       0.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,334   $  1,287   $  1,319   $  1,236   $    463
Units Outstanding..................................         104        113        123        126         57
Variable Accumulation Unit Value...................    $  12.67   $  11.37   $  10.75   $   9.80   $   8.14
Total Return.......................................       11.4%       5.8%       9.8%      20.4%     (18.6%)
Investment Income Ratio............................        0.5%       0.6%       0.6%       0.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     70   $     91   $     91   $     74   $     --
Units Outstanding..................................           4          6          7          6         --
Variable Accumulation Unit Value...................    $  15.90   $  14.35   $  13.62   $  12.46   $     --
Total Return.......................................       10.8%       5.4%       9.3%      24.6%         --
Investment Income Ratio............................        0.4%       0.6%       0.6%       0.3%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                           MFS(R)                                                 MFS(R)
                          RESEARCH                                              UTILITIES
                   SERIES--INITIAL CLASS                                  SERIES--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $ 25,440   $ 30,730   $ 34,542   $ 33,395   $ 29,511   $  2,035   $  2,771   $  1,792   $    870   $    299
       2,180      2,867      3,422      3,779      4,107        118        208        155         97         45
    $  11.69   $  10.73   $  10.09   $   8.84   $   7.19   $  17.25   $  13.33   $  11.57   $   9.01   $   6.72
        8.9%       6.3%      14.2%      23.0%     (25.6%)     29.4%      15.2%      28.4%      34.0%     (23.8%)
        0.5%       0.5%       1.1%       0.7%       0.3%       1.9%       0.5%       1.3%       1.7%       2.4%

    $    238   $    246   $    298   $    307   $    270   $     58   $     19   $     23   $     16   $     10
          29         32         42         49         53          3          1          2          2          1
    $   8.25   $   7.59   $   7.15   $   6.27   $   5.10   $  20.24   $  15.66   $  13.61   $  10.62   $   7.93
        8.8%       6.1%      14.1%      22.8%     (25.7%)     29.2%      15.0%      28.2%      33.8%     (23.9%)
        0.5%       0.5%       1.1%       0.7%       0.3%       1.3%       0.6%       1.3%       2.1%       0.3%

    $  5,379   $  5,561   $  6,554   $  6,172   $  4,401   $  3,030   $  2,247   $  1,955   $  1,138   $    390
         683        767        958      1,029        900        188        180        180        134         62
    $   7.89   $   7.26   $   6.84   $   6.00   $   4.89   $  16.15   $  12.50   $  10.87   $   8.49   $   6.35
        8.7%       6.1%      14.0%      22.7%     (25.7%)     29.2%      15.0%      28.1%      33.7%     (24.0%)
        0.5%       0.5%       1.1%       0.6%       0.3%       2.0%       0.6%       1.4%       2.1%       3.0%

    $  1,079   $  1,131   $  1,125   $  1,035   $    357   $    170   $    147   $    132   $    104   $     41
          84         96        102        107         45          7          7          8          8          4
    $  12.80   $  11.76   $  11.07   $   9.69   $   7.89   $  26.08   $  20.16   $  17.50   $  13.64   $  10.18
        8.9%       6.3%      14.2%      22.9%     (21.1%)     29.4%      15.2%      28.3%      33.9%       1.8%
        0.5%       0.5%       1.1%       0.6%         --       2.4%       0.6%       1.5%       2.2%         --

    $      7   $     22   $     27   $      8   $     --   $     41   $     55   $     44   $     15   $     --
          --          2          2          1         --          2          3          3          1         --
    $  15.43   $  14.23   $  13.44   $  11.82   $   9.65   $  23.09   $  17.92   $  15.62   $  12.22   $     --
        8.4%       5.8%      13.7%      22.5%      (3.5%)     28.9%      14.7%      27.8%      22.2%         --
        0.9%       0.4%       0.5%       0.2%         --       3.0%       0.6%       1.3%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         NEUBERGER BERMAN
                                                                           AMT MID-CAP
                                                                         GROWTH--CLASS I
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $  3,195   $  3,233   $  3,795   $  4,336   $  1,673
Units Outstanding..................................         258        296        390        511        249
Variable Accumulation Unit Value...................    $  12.35   $  10.92   $   9.73   $   8.49   $   6.72
Total Return.......................................       13.1%      12.2%      14.7%      26.3%     (30.3%)
Investment Income Ratio............................          --         --         --         --         --

SERIES II POLICIES (b)
Net Assets.........................................    $     44   $     43   $     59   $     69   $     26
Units Outstanding..................................           3          4          6          8          4
Variable Accumulation Unit Value...................    $  12.68   $  11.23   $  10.02   $   8.75   $   6.94
Total Return.......................................       12.9%      12.0%      14.5%      26.1%     (30.4%)
Investment Income Ratio............................          --         --         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $  3,034   $  2,913   $  3,531   $  3,204   $  1,192
Units Outstanding..................................         238        258        350        364        171
Variable Accumulation Unit Value...................    $  12.74   $  11.28   $  10.08   $   8.81   $   6.99
Total Return.......................................       12.9%      11.9%      14.5%      26.0%     (30.5%)
Investment Income Ratio............................          --         --         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $    743   $    711   $    672   $    619   $    156
Units Outstanding..................................          42         45         48         51         16
Variable Accumulation Unit Value...................    $  17.76   $  15.71   $  14.01   $  12.22   $   9.68
Total Return.......................................       13.0%      12.1%      14.6%      26.2%      (3.2%)
Investment Income Ratio............................          --         --         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     75   $    117   $    110   $     82   $     --
Units Outstanding..................................           4          8          8          7         --
Variable Accumulation Unit Value...................    $  17.00   $  15.11   $  13.53   $  11.85   $   9.42
Total Return.......................................       12.5%      11.7%      14.2%      25.8%      (5.8%)
Investment Income Ratio............................          --         --         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

           ROYCE                 ROYCE
         MICRO-CAP             SMALL-CAP                           T. ROWE PRICE
         PORTFOLIO             PORTFOLIO                               EQUITY
     INVESTMENT CLASS      INVESTMENT CLASS                       INCOME PORTFOLIO
    -------------------   -------------------   ----------------------------------------------------
      2006       2005       2006       2005       2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------
    $ 15,285   $  1,905   $ 11,550   $  4,337   $149,810   $150,117   $144,311   $117,894   $ 89,634
       1,051        159        907        387      8,977     10,552     10,397      9,625      9,056
    $  14.51   $  12.16   $  12.72   $  11.18   $  16.69   $  14.22   $  13.88   $  12.25   $   9.90
       19.4%      21.6%      13.8%      11.8%      17.3%       2.5%      13.3%      23.7%     (14.3%)
        0.3%       1.5%       0.1%         --       1.6%       1.6%       1.6%       1.7%       1.7%

    $    642   $     46   $    645   $  1,261   $  1,548   $  1,231   $  1,478   $  1,524   $  1,044
          44          4         53        119         98         91        112        130        110
    $  14.62   $  12.27   $  12.01   $  10.56   $  15.86   $  13.54   $  13.24   $  11.70   $   9.47
       19.2%      22.7%      13.7%       5.6%      17.1%       2.3%      13.2%      23.6%     (14.5%)
        0.3%       1.5%         --         --       1.6%       1.5%       1.6%       1.7%       1.7%

    $ 10,364   $  1,555   $  6,938   $  2,400   $ 59,049   $ 54,289   $ 50,653   $ 41,615   $ 22,371
         719        133        563        221      3,811      4,097      3,910      3,633      2,412
    $  14.34   $  12.04   $  12.30   $  10.83   $  15.51   $  13.25   $  12.95   $  11.45   $   9.27
       19.1%      20.4%      13.6%       8.3%      17.1%       2.3%      13.1%      23.5%     (14.5%)
        0.3%       1.5%       0.1%         --       1.6%       1.6%       1.6%       1.8%       1.9%

    $ 11,636   $  2,259   $  8,687   $  3,127   $ 16,286   $ 14,572   $ 13,286   $ 11,020   $  3,453
         821        190        694        284      1,176      1,236      1,154      1,084        420
    $  14.14   $  11.85   $  12.49   $  10.98   $  13.83   $  11.79   $  11.51   $  10.17   $   8.22
       19.3%      18.5%      13.8%       9.8%      17.3%       2.4%      13.3%      23.7%     (17.8%)
        0.3%       1.6%       0.1%         --       1.6%       1.6%       1.6%       1.9%       3.1%

    $    462   $     77   $    311   $     62   $    495   $    661   $    634   $    461   $    117
          33          7         26          6         36         55         54         45         14
    $  13.87   $  11.67   $  11.86   $  10.47   $  13.92   $  11.92   $  11.68   $  10.36   $   8.41
       18.8%      16.7%      13.3%       4.7%      16.8%       2.0%      12.8%      23.2%     (15.9%)
        0.3%       2.3%       0.1%         --       1.5%       1.6%       1.6%       1.9%       2.7%

    $  7,136   $    854   $  5,019   $  1,622   $     --   $     --   $     --   $     --   $     --
         499         68        405        148         --         --         --         --         --
    $  14.26   $  11.98   $  12.35   $  10.90   $     --   $     --   $     --   $     --   $     --
       19.0%      19.8%      13.3%       9.0%         --         --         --         --         --
        0.3%       2.0%       0.1%         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             VAN ECK
                                                                            WORLDWIDE
                                                                           HARD ASSETS
                                                       ----------------------------------------------------
                                                         2006       2005       2004       2003       2002
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 94,179   $ 66,110   $ 19,773   $ 10,239   $  6,351
Units Outstanding..................................       3,296      2,840      1,271        805        714
Variable Accumulation Unit Value...................    $  28.55   $  23.26   $  15.55   $  12.72   $   8.89
Total Return.......................................       22.8%      49.6%      22.3%      43.1%      (4.2%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $  3,245   $  1,299   $    292   $    190   $     49
Units Outstanding..................................         115         56         19         15          6
Variable Accumulation Unit Value...................    $  28.20   $  23.01   $  15.41   $  12.62   $   8.83
Total Return.......................................       22.6%      49.3%      22.1%      42.8%      (4.3%)
Investment Income Ratio............................          --       0.2%       0.3%       0.3%       0.3%

SERIES III POLICIES (c)
Net Assets.........................................    $ 77,460   $ 53,056   $ 16,224   $  5,745   $  2,229
Units Outstanding..................................       2,712      2,279      1,040        449        249
Variable Accumulation Unit Value...................    $  28.54   $  23.29   $  15.61   $  12.79   $   8.96
Total Return.......................................       22.5%      49.3%      22.0%      42.8%      (4.4%)
Investment Income Ratio............................        0.1%       0.2%       0.3%       0.4%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 50,508   $ 27,352   $  7,059   $  1,461   $    326
Units Outstanding..................................       1,871      1,242        480        121         39
Variable Accumulation Unit Value...................    $  26.99   $  22.00   $  14.71   $  12.04   $   8.42
Total Return.......................................       22.7%      49.5%      22.2%      43.0%     (15.8%)
Investment Income Ratio............................        0.1%       0.2%       0.2%       0.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  2,738   $  1,221   $    371   $     63   $     --
Units Outstanding..................................          81         44         20          4         --
Variable Accumulation Unit Value...................    $  33.76   $  27.62   $  18.55   $  15.24   $     --
Total Return.......................................       22.2%      48.9%      21.7%      52.4%         --
Investment Income Ratio............................          --       0.2%       0.1%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $ 39,009   $ 20,900   $  4,069   $    348   $     --
Units Outstanding..................................       1,306        853        249         26         --
Variable Accumulation Unit Value...................    $  29.80   $  24.36   $  16.35   $  13.42   $     --
Total Return.......................................       22.3%      49.0%      21.8%      34.2%         --
Investment Income Ratio............................        0.1%       0.2%       0.1%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                       VAN KAMPEN UIF
                      EMERGING MARKETS
                      EQUITY--CLASS I
    ----------------------------------------------------
      2006       2005       2004       2003       2002
    ----------------------------------------------------
    $ 77,264   $ 56,637   $ 39,055   $ 33,055   $ 22,764
       3,407      3,378      3,076      3,161      3,213
    $  22.66   $  16.76   $  12.70   $  10.46   $   7.09
       35.2%      32.0%      21.4%      47.6%     (10.2%)
        0.8%       0.4%       0.7%         --         --

    $    830   $    570   $    164   $    697   $    109
          51         47         18         92         21
    $  16.30   $  12.07   $   9.15   $   7.55   $   5.12
       35.1%      31.8%      21.2%      47.4%     (10.4%)
        0.8%       0.3%       0.6%         --         --

    $ 20,872   $ 13,590   $  7,050   $  5,409   $  2,432
       1,103        973        663        617        408
    $  18.90   $  14.00   $  10.63   $   8.77   $   5.96
       35.0%      31.7%      21.2%      47.3%     (10.3%)
        0.8%       0.4%       0.7%         --         --

    $  5,612   $  3,772   $  1,965   $  1,279   $    456
         223        203        139        110         58
    $  25.14   $  18.60   $  14.10   $  11.62   $   7.88
       35.2%      31.9%      21.3%      47.5%     (21.2%)
        0.7%       0.4%       0.7%         --         --

    $    151   $    112   $     57   $     19   $     --
           5          5          3          1         --
    $  31.97   $  23.75   $  18.07   $  14.95   $     --
       34.6%      31.4%      20.9%      49.5%         --
        0.9%       0.4%       0.7%         --         --

    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --
          --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                           MainStay VP                      MainStay VP
                                           Balanced--                         Bond--
                                          Service Class                    Service Class
                                       -------------------   -----------------------------------------
                                         2006       2005       2006       2005       2004       2003
                                       ---------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 46,803   $ 32,603   $ 13,611   $ 11,334   $  7,474   $  2,929
Units Outstanding....................     4,111      3,115      1,297      1,110        737        296
Variable Accumulation Unit Value.....  $  11.38   $  10.46   $  10.49   $  10.20   $  10.15   $   9.91
Total Return.........................      8.9%       4.6%       2.8%       0.5%       2.4%      (0.9%)
Investment Income Ratio..............      2.0%       1.7%       1.1%       3.7%       4.8%      13.3%

SERIES II POLICIES (b)
Net Assets...........................  $  3,074   $  1,467   $    858   $    349   $      5   $     --
Units Outstanding....................       272        136         83         35          1         --
Variable Accumulation Unit Value.....  $  11.32   $  10.41   $  10.33   $  10.06   $  10.02   $     --
Total Return.........................      8.7%       4.1%       2.7%       0.3%       0.2%         --
Investment Income Ratio..............      2.2%       3.0%       1.4%       7.8%      48.1%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 29,963   $ 19,146   $ 24,795   $ 24,637   $ 19,603   $  6,344
Units Outstanding....................     2,638      1,825      2,380      2,427      1,936        640
Variable Accumulation Unit Value.....  $  11.35   $  10.44   $  10.42   $  10.15   $  10.12   $   9.91
Total Return.........................      8.7%       4.4%       2.6%       0.3%       2.2%      (0.9%)
Investment Income Ratio..............      2.0%       2.2%       1.0%       3.4%       4.8%      17.1%

SERIES IV POLICIES (d)
Net Assets...........................  $ 24,827   $ 13,881   $ 26,094   $ 23,266   $ 16,738   $  5,867
Units Outstanding....................     2,181      1,320      2,488      2,275      1,649        592
Variable Accumulation Unit Value.....  $  11.38   $  10.45   $  10.48   $  10.19   $  10.15   $   9.92
Total Return.........................      8.8%       4.5%       2.8%       0.4%       2.3%      (0.8%)
Investment Income Ratio..............      2.1%       2.3%       1.1%       3.5%       5.0%      15.6%

SERIES V POLICIES (e)
Net Assets...........................  $  2,054   $  1,509   $  2,662   $  2,429   $  1,362   $    407
Units Outstanding....................       181        144        260        242        136         41
Variable Accumulation Unit Value.....  $  11.34   $  10.46   $  10.26   $  10.02   $  10.02   $   9.83
Total Return.........................      8.4%       4.6%       2.4%         --       1.9%      (1.7%)
Investment Income Ratio..............      2.2%       1.8%       1.0%       3.7%       5.2%      14.8%

SERIES VI POLICIES (f)
Net Assets...........................  $ 22,364   $ 13,375   $ 15,506   $ 14,340   $  9,200   $  3,343
Units Outstanding....................     1,975      1,275      1,497      1,415        912        338
Variable Accumulation Unit Value.....  $  11.32   $  10.43   $  10.36   $  10.11   $  10.09   $   9.89
Total Return.........................      8.5%       4.3%       2.5%       0.1%       2.0%      (1.1%)
Investment Income Ratio..............      2.1%       2.2%       1.0%       3.7%       5.2%      14.5%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                             MainStay VP
                   MainStay VP                                 MainStay VP                  Conservative
             Capital Appreciation--                          Common Stock--                 Allocation--
                  Service Class                               Service Class                 Service Class
    -----------------------------------------   -----------------------------------------   -------------
      2006       2005       2004       2003       2006       2005       2004       2003         2006
    -----------------------------------------------------------------------------------------------------
    $ 10,744   $  9,595   $  7,459   $  2,760   $  9,997   $  7,104   $  4,810   $  1,842     $ 17,229
         859        788        653        248        662        539        387        162        1,612
    $  12.51   $  12.17   $  11.42   $  11.15   $  15.09   $  13.17   $  12.44   $  11.40     $  10.66
        2.7%       6.6%       2.5%      11.5%      14.6%       5.9%       9.1%      14.0%         6.6%
        0.2%         --       0.1%       0.5%       0.5%       1.0%       1.6%       3.7%         1.9%

    $    208   $     78   $      6   $     --   $    384   $     34   $     --   $     --     $  1,967
          18          7          1         --         32          3         --         --          179
    $  11.26   $  10.98   $  10.31   $     --   $  12.05   $  10.54   $  10.00   $     --     $  10.62
        2.6%       6.4%       3.1%         --      14.4%       5.4%         --         --         6.2%
        0.2%         --       0.8%         --       0.8%       2.7%         --         --         2.0%

    $ 16,850   $ 17,835   $ 16,081   $  5,334   $ 15,284   $ 12,796   $ 10,274   $  3,094     $  9,793
       1,341      1,456      1,396        474      1,021        981        832        273          919
    $  12.56   $  12.25   $  11.52   $  11.26   $  14.91   $  13.04   $  12.34   $  11.34     $  10.65
        2.5%       6.4%       2.2%      12.6%      14.4%       5.7%       8.9%      13.4%         6.5%
        0.2%         --       0.1%       0.6%       0.4%       0.9%       1.7%       4.1%         1.9%

    $ 11,896   $ 11,771   $ 10,571   $  4,522   $ 17,491   $ 14,034   $ 10,070   $  3,340     $  7,239
         953        968        926        406      1,161      1,063        810        293          681
    $  12.48   $  12.16   $  11.41   $  11.14   $  15.06   $  13.15   $  12.43   $  11.40     $  10.58
        2.7%       6.6%       2.4%      11.4%      14.5%       5.8%       9.0%      14.0%         5.8%
        0.2%         --       0.1%       0.5%       0.4%       0.9%       1.7%       3.4%         2.3%

    $    553   $    554   $    429   $     86   $    449   $    309   $    213   $     38     $    962
          46         47         38          8         30         24         17          3           91
    $  12.14   $  11.88   $  11.20   $  10.98   $  14.78   $  12.96   $  12.29   $  11.32     $  10.59
        2.2%       6.1%       2.0%       9.8%      14.1%       5.4%       8.6%      13.2%         5.9%
        0.2%         --       0.1%       1.3%       0.5%       0.9%       1.6%       2.4%         2.9%

    $ 11,233   $ 11,667   $  8,794   $  2,186   $ 10,391   $  7,321   $  5,161   $  1,484     $  8,859
         909        967        774        197        697        561        417        130          837
    $  12.35   $  12.06   $  11.36   $  11.12   $  14.90   $  13.05   $  12.37   $  11.38     $  10.54
        2.4%       6.2%       2.1%      11.2%      14.2%       5.5%       8.7%      13.8%         5.4%
        0.2%         --       0.1%       0.5%       0.5%       1.0%       1.8%       3.4%         2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                     Convertible--                            Developing Growth--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 16,277   $ 13,293   $ 10,142   $  3,817   $  4,675   $  3,145   $  1,949   $    637
Units Outstanding....................     1,248      1,105        884        347        316        235        161         55
Variable Accumulation Unit Value.....  $  13.07   $  12.03   $  11.48   $  10.99   $  14.78   $  13.34   $  12.11   $  11.63
Total Return.........................      8.6%       4.9%       4.4%       9.9%      10.8%      10.2%       4.1%      16.3%
Investment Income Ratio..............      2.4%       1.5%       2.4%       8.3%         --         --         --         --

SERIES II POLICIES (b)
Net Assets...........................  $  1,298   $    358   $     24   $     --   $    151   $     45   $      3   $     --
Units Outstanding....................       113         34          2         --         12          4         --         --
Variable Accumulation Unit Value.....  $  11.47   $  10.58   $  10.11   $     --   $  12.17   $  11.00   $  10.00   $     --
Total Return.........................      8.4%       4.7%       1.1%         --      10.6%      10.0%         --         --
Investment Income Ratio..............      3.2%       4.8%      58.1%         --         --         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $ 28,651   $ 25,860   $ 23,424   $  7,798   $  7,058   $  6,081   $  4,769   $  1,458
Units Outstanding....................     2,198      2,151      2,039        707        487        465        400        127
Variable Accumulation Unit Value.....  $  13.03   $  12.02   $  11.49   $  11.03   $  14.49   $  13.11   $  11.92   $  11.47
Total Return.........................      8.4%       4.7%       4.2%      10.3%      10.6%      10.0%       3.9%      14.7%
Investment Income Ratio..............      2.3%       1.4%       2.5%       9.0%         --         --         --         --

SERIES IV POLICIES (d)
Net Assets...........................  $ 30,765   $ 25,647   $ 20,014   $  7,040   $  6,753   $  5,606   $  4,310   $  1,358
Units Outstanding....................     2,370      2,141      1,754        644        458        421        357        117
Variable Accumulation Unit Value.....  $  12.98   $  11.96   $  11.41   $  10.94   $  14.74   $  13.31   $  12.09   $  11.62
Total Return.........................      8.6%       4.8%       4.3%       9.4%      10.7%      10.1%       4.1%      16.2%
Investment Income Ratio..............      2.4%       1.5%       2.5%       8.5%         --         --         --         --

SERIES V POLICIES (e)
Net Assets...........................  $  1,829   $  1,608   $  1,466   $    533   $    266   $    232   $    170   $     64
Units Outstanding....................       143        136        129         49         19         18         14          6
Variable Accumulation Unit Value.....  $  12.80   $  11.84   $  11.34   $  10.91   $  14.31   $  12.97   $  11.83   $  11.41
Total Return.........................      8.1%       4.4%       3.9%       9.1%      10.3%       9.7%       3.6%      14.1%
Investment Income Ratio..............      2.3%       1.4%       2.4%       9.5%         --         --         --         --

SERIES VI POLICIES (f)
Net Assets...........................  $ 19,713   $ 16,730   $ 12,642   $  3,430   $  4,415   $  3,248   $  2,228   $    721
Units Outstanding....................     1,545      1,418      1,120        316        298        242        182         61
Variable Accumulation Unit Value.....  $  12.76   $  11.79   $  11.28   $  10.85   $  14.80   $  13.40   $  12.21   $  11.77
Total Return.........................      8.2%       4.5%       4.0%       8.5%      10.4%       9.8%       3.7%      17.7%
Investment Income Ratio..............      2.4%       1.5%       2.8%       9.2%         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                       MainStay VP
        MainStay VP                      MainStay VP                     Growth                      MainStay VP
      Floating Rate--                   Government--                   Allocation            High Yield Corporate Bond--
       Service Class                    Service Class                 Service Class                 Service Class
    -------------------   -----------------------------------------   -------------   -----------------------------------------
      2006       2005       2006       2005       2004       2003         2006          2006       2005       2004       2003
    ---------------------------------------------------------------------------------------------------------------------------
    $ 66,344   $ 36,518   $ 10,264   $  8,799   $  6,080   $  2,651     $ 16,922      $ 65,778   $ 50,262   $ 33,434   $ 10,501
       6,301      3,612      1,005        881        614        272        1,524         4,654      3,920      2,643        920
    $  10.52   $  10.10   $  10.21   $   9.97   $   9.91   $   9.75     $  11.08      $  14.12   $  12.81   $  12.65   $  11.41
        4.2%       1.0%       2.4%       0.7%       1.6%      (2.5%)       10.8%         10.2%       1.2%      10.9%      14.1%
        6.1%       4.5%       0.9%       3.6%       5.6%      14.3%         1.4%          2.0%       6.8%      10.1%      26.0%

    $  8,414   $  4,001   $    436   $    316   $      5   $     --     $    571      $  6,351   $  2,500   $     64   $     --
         797        373         42         30         --         --           53           552        242          6         --
    $  10.56   $  10.14   $  10.28   $  10.06   $  10.01   $     --     $  10.73      $  11.32   $  10.29   $  10.18   $     --
        4.1%       1.4%       2.2%       0.5%       0.1%         --         7.3%         10.0%       1.1%       1.8%         --
        6.1%       4.9%       1.0%       6.8%      86.3%         --         1.6%          2.8%      12.6%      87.4%         --

    $ 41,204   $ 13,041   $ 17,078   $ 16,243   $ 12,875   $  4,087     $  7,010      $134,191   $117,498   $ 94,871   $ 28,302
       3,923      1,272      1,691      1,645      1,310        422          646         9,605      9,264      7,556      2,495
    $  10.49   $  10.08   $  10.09   $   9.88   $   9.83   $   9.69     $  10.85      $  13.95   $  12.69   $  12.56   $  11.35
        4.0%       0.8%       2.1%       0.5%       1.4%      (3.1%)        8.5%         10.0%       1.0%      10.7%      13.5%
        6.2%       4.7%       0.9%       3.3%       5.7%      18.2%         1.4%          1.9%       6.4%      10.2%      30.0%

    $ 35,265   $ 10,796   $ 16,646   $ 14,766   $ 11,256   $  4,147     $ 11,086      $123,311   $103,496   $ 76,786   $ 25,512
       3,353      1,052      1,630      1,481      1,136        425          999         8,698      8,052      6,041      2,224
    $  10.52   $  10.09   $  10.20   $   9.97   $   9.91   $   9.76     $  11.07      $  14.17   $  12.86   $  12.71   $  11.47
        4.2%       0.9%       2.3%       0.6%       1.6%      (2.4%)       10.7%         10.1%       1.2%      10.8%      14.7%
        6.1%       4.8%       0.9%       3.4%       5.6%      16.5%         1.4%          1.9%       6.4%      10.0%      26.4%

    $  3,441   $  1,686   $  1,626   $  1,257   $    706   $    421     $    686      $ 12,883   $ 11,657   $  8,737   $  2,901
         318        164        162        127         72         43           64           929        922        697        255
    $  10.64   $  10.25   $  10.06   $   9.87   $   9.85   $   9.74     $  10.77      $  13.87   $  12.64   $  12.54   $  11.36
        3.8%       2.5%       1.9%       0.2%       1.2%      (2.6%)        7.7%          9.7%       0.8%      10.4%      13.6%
        6.1%       4.7%       1.0%       3.8%       5.1%      14.0%         1.2%          1.8%       6.5%      10.2%      27.0%

    $ 25,234   $ 11,829   $  9,551   $  8,125   $  4,800   $  1,800     $  5,801      $ 81,548   $ 64,705   $ 39,920   $  9,211
       2,411      1,145        948        818        487        185          511         5,835      5,086      3,173        809
    $  10.52   $  10.13   $  10.08   $   9.88   $   9.85   $   9.73     $  10.76      $  13.94   $  12.69   $  12.58   $  11.39
        3.9%       1.3%       2.0%       0.3%       1.3%      (2.7%)        7.6%          9.8%       0.9%      10.5%      13.9%
        6.1%       4.8%       0.9%       3.8%       5.6%      16.2%         1.6%          2.0%       7.2%      11.7%      29.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                 ICAP Select Equity--                          Income & Growth--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  6,252   $  4,281   $  3,119   $    821   $  5,402   $  3,830   $  2,450   $    503
Units Outstanding....................       413        332        251         73        372        302        200         45
Variable Accumulation Unit Value.....  $  15.10   $  12.87   $  12.40   $  11.32   $  14.53   $  12.64   $  12.27   $  11.07
Total Return.........................     17.3%       3.8%       9.6%      13.2%      14.9%       3.0%      10.8%      10.7%
Investment Income Ratio..............      0.1%       0.9%       1.2%       2.7%       0.5%       1.2%       2.8%       5.6%

SERIES II POLICIES (b)
Net Assets...........................  $    327   $     37   $     --   $     --   $    613   $    311   $     13   $     --
Units Outstanding....................        27          3         --         --         51         30          1         --
Variable Accumulation Unit Value.....  $  12.33   $  10.53   $  10.00   $     --   $  11.97   $  10.43   $  10.14   $     --
Total Return.........................     17.2%       5.3%         --         --      14.8%       2.9%       1.4%         --
Investment Income Ratio..............      0.3%       3.1%         --         --       0.6%       1.6%      63.6%         --

SERIES III POLICIES (c)
Net Assets...........................  $  9,830   $  7,357   $  6,678   $  1,807   $  9,524   $  8,051   $  5,324   $  1,437
Units Outstanding....................       656        576        541        160        641        622        423        126
Variable Accumulation Unit Value.....  $  14.97   $  12.78   $  12.34   $  11.29   $  14.84   $  12.94   $  12.59   $  11.38
Total Return.........................     17.1%       3.5%       9.3%      12.9%      14.7%       2.8%      10.6%      13.8%
Investment Income Ratio..............      0.1%       0.8%       1.1%       2.9%       0.5%       1.2%       2.6%       6.1%

SERIES IV POLICIES (d)
Net Assets...........................  $ 11,038   $  7,259   $  5,699   $  2,039   $  9,406   $  7,628   $  5,136   $  1,389
Units Outstanding....................       732        563        461        181        634        590        410        123
Variable Accumulation Unit Value.....  $  15.04   $  12.82   $  12.37   $  11.29   $  14.83   $  12.91   $  12.53   $  11.32
Total Return.........................     17.3%       3.7%       9.5%      12.9%      14.9%       3.0%      10.8%      13.2%
Investment Income Ratio..............        --       0.8%       1.1%       2.8%       0.5%       1.1%       2.5%       5.3%

SERIES V POLICIES (e)
Net Assets...........................  $    962   $    686   $    551   $    133   $    826   $    553   $    292   $     24
Units Outstanding....................        65         54         45         12         57         44         24          2
Variable Accumulation Unit Value.....  $  14.75   $  12.62   $  12.22   $  11.21   $  14.49   $  12.67   $  12.35   $  11.19
Total Return.........................     16.8%       3.3%       9.1%      12.1%      14.4%       2.6%      10.3%      11.9%
Investment Income Ratio..............        --       0.8%       1.2%       5.2%       0.6%       1.3%       3.0%       4.4%

SERIES VI POLICIES (f)
Net Assets...........................  $  7,661   $  4,536   $  3,804   $    907   $  8,151   $  6,954   $  3,499   $    600
Units Outstanding....................       514        353        309         80        559        546        282         53
Variable Accumulation Unit Value.....  $  14.89   $  12.73   $  12.32   $  11.28   $  14.59   $  12.73   $  12.40   $  11.23
Total Return.........................     16.9%       3.4%       9.2%      12.8%      14.5%       2.7%      10.4%      12.3%
Investment Income Ratio..............      0.2%       0.8%       1.0%       2.8%       0.5%       1.3%       3.2%       5.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                   MainStay VP                                 MainStay VP                      MainStay VP
             International Equity--                        Large Cap Growth--                 Mid Cap Core--
                  Service Class                               Service Class                    Service Class
    -----------------------------------------   -----------------------------------------   -------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $ 24,928   $ 12,520   $  5,975   $  1,340   $  4,851   $  3,045   $  2,041   $    820   $ 18,032   $ 11,966
       1,339        869        441        114        419        278        191         74        986        740
    $  18.59   $  14.39   $  13.55   $  11.74   $  11.56   $  10.96   $  10.67   $  11.11   $  18.28   $  16.17
       29.2%       6.3%      15.4%      17.4%       5.5%       2.7%      (3.9%)     11.1%      13.1%      14.0%
        0.2%       2.0%       1.3%       6.9%         --         --       0.1%       0.4%         --       0.5%

    $  2,397   $    626   $      8   $     --   $    295   $     72   $     --   $     --   $    973   $    349
         172         56          1         --         25          6         --         --         74         28
    $  13.95   $  10.82   $  10.19   $     --   $  11.92   $  11.32   $  10.00   $     --   $  13.09   $  11.60
       29.0%       6.1%       1.9%         --       5.3%      13.2%         --         --      12.9%      13.8%
        0.3%       4.1%      10.9%         --         --         --         --         --         --       1.1%

    $ 44,302   $ 26,887   $ 16,793   $  2,933   $  8,805   $  6,797   $  6,358   $  2,737   $ 27,464   $ 21,987
       2,432      1,907      1,262        254        768        624        598        247      1,522      1,375
    $  18.18   $  14.11   $  13.30   $  11.55   $  11.46   $  10.89   $  10.63   $  11.08   $  18.04   $  15.99
       28.9%       6.0%      15.2%      15.5%       5.3%       2.5%      (4.1%)     10.8%      12.8%      13.7%
        0.2%       1.8%       1.4%       8.0%         --         --         --       0.4%         --       0.4%

    $ 50,013   $ 26,069   $ 13,748   $  2,849   $  9,704   $  5,526   $  5,116   $  2,233   $ 27,704   $ 19,680
       2,724      1,829      1,027        246        842        505        480        201      1,527      1,220
    $  18.35   $  14.21   $  13.38   $  11.60   $  11.52   $  10.93   $  10.65   $  11.09   $  18.14   $  16.05
       29.1%       6.2%      15.4%      16.0%       5.4%       2.6%      (4.0%)     10.9%      13.0%      13.9%
        0.2%       2.0%       1.3%       6.6%         --         --         --       0.3%         --       0.5%

    $  2,996   $  1,609   $    684   $     78   $    613   $    453   $    272   $     60   $  2,092   $  1,543
         170        117         53          7         55         43         26          6        116         96
    $  17.63   $  13.71   $  12.96   $  11.28   $  11.05   $  10.53   $  10.30   $  10.77   $  18.00   $  15.99
       28.6%       5.8%      14.9%      12.8%       5.0%       2.2%      (4.3%)      7.7%      12.6%      13.5%
        0.2%       2.2%       1.5%      11.7%         --         --       0.1%       0.5%         --       0.5%

    $ 37,864   $ 17,356   $  7,562   $  1,381   $  6,145   $  3,647   $  2,723   $  1,265   $ 24,573   $ 18,737
       2,118      1,251        578        121        538        337        257        114      1,376      1,183
    $  17.83   $  13.85   $  13.08   $  11.37   $  11.39   $  10.84   $  10.59   $  11.06   $  17.84   $  15.83
       28.7%       5.9%      15.0%      13.7%       5.1%       2.3%      (4.2%)     10.6%      12.7%      13.6%
        0.2%       2.1%       1.5%       7.6%         --         --       0.1%       0.3%         --       0.5%


         MainStay VP
       Mid Cap Core--
        Service Class
     -------------------
       2004       2003
     -------------------
     $  5,876   $  1,477
          414        125
     $  14.19   $  11.80
        20.2%      18.0%
         0.5%       1.2%
     $     11   $     --
            1         --
     $  10.19   $     --
         1.9%         --
         3.1%         --
     $ 13,092   $  2,774
          931        237
     $  14.06   $  11.72
        20.0%      17.2%
         0.5%       1.4%
     $ 10,128   $  2,677
          719        228
     $  14.09   $  11.73
        20.1%      17.3%
         0.5%       1.2%
     $    656   $    183
           47         16
     $  14.09   $  11.78
        19.7%      17.8%
         0.5%       3.0%
     $  7,802   $  1,319
          560        113
     $  13.94   $  11.64
        19.8%      16.4%
         0.6%       1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                   Mid Cap Growth--                             Mid Cap Value--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 23,982   $ 18,597   $  9,510   $  2,376   $ 24,729   $ 18,099   $  9,220   $  2,399
Units Outstanding....................     1,334      1,104        653        197      1,582      1,298        688        207
Variable Accumulation Unit Value.....  $  18.02   $  16.77   $  14.56   $  12.07   $  15.64   $  13.94   $  13.41   $  11.60
Total Return.........................      7.4%      15.2%      20.6%      20.7%      12.2%       4.0%      15.6%      16.0%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.1%       3.4%

SERIES II POLICIES (b)
Net Assets...........................  $    947   $    598   $      5   $     --   $  1,288   $    522   $     34   $     --
Units Outstanding....................        75         51          1         --        108         49          3         --
Variable Accumulation Unit Value.....  $  12.64   $  11.78   $  10.24   $     --   $  11.97   $  10.69   $  10.29   $     --
Total Return.........................      7.3%      15.0%       2.4%         --      12.0%       3.8%       2.9%         --
Investment Income Ratio..............        --         --         --         --         --       1.1%       7.1%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 35,786   $ 33,555   $ 21,257   $  5,125   $ 47,112   $ 41,554   $ 25,830   $  6,443
Units Outstanding....................     2,040      2,054      1,494        434      2,992      2,962      1,910        550
Variable Accumulation Unit Value.....  $  17.54   $  16.35   $  14.23   $  11.82   $  15.71   $  14.03   $  13.52   $  11.72
Total Return.........................      7.2%      15.0%      20.4%      18.2%      12.0%       3.8%      15.4%      17.2%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.0%       3.8%

SERIES IV POLICIES (d)
Net Assets...........................  $ 37,892   $ 30,962   $ 17,454   $  5,111   $ 48,022   $ 38,107   $ 21,168   $  5,125
Units Outstanding....................     2,150      1,884      1,224        432      3,074      2,741      1,580        442
Variable Accumulation Unit Value.....  $  17.63   $  16.42   $  14.26   $  11.83   $  15.61   $  13.92   $  13.40   $  11.59
Total Return.........................      7.4%      15.1%      20.5%      18.3%      12.1%       3.9%      15.6%      15.9%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.1%       3.5%

SERIES V POLICIES (e)
Net Assets...........................  $  1,581   $  1,475   $    854   $    186   $  2,264   $  1,915   $    833   $    122
Units Outstanding....................        92         92         61         16        148        140         63         11
Variable Accumulation Unit Value.....  $  17.10   $  15.98   $  13.94   $  11.61   $  15.31   $  13.71   $  13.25   $  11.51
Total Return.........................      7.0%      14.7%      20.1%      16.1%      11.7%       3.5%      15.1%      15.1%
Investment Income Ratio..............        --         --         --         --         --       0.8%       1.2%       4.3%

SERIES VI POLICIES (f)
Net Assets...........................  $ 27,243   $ 24,736   $ 11,705   $  2,941   $ 30,700   $ 26,504   $ 14,398   $  2,519
Units Outstanding....................     1,531      1,485        808        244      1,988      1,915      1,080        218
Variable Accumulation Unit Value.....  $  17.80   $  16.62   $  14.48   $  12.05   $  15.44   $  13.81   $  13.33   $  11.57
Total Return.........................      7.1%      14.8%      20.2%      20.5%      11.8%       3.6%      15.2%      15.7%
Investment Income Ratio..............        --         --         --         --         --       0.7%       1.3%       3.8%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     MainStay VP
     MainStay VP      Moderate
      Moderate         Growth                      MainStay VP
     Allocation      Allocation                  S&P 500 Index--
    Service Class   Service Class                 Service Class
    -------------   -------------   -----------------------------------------
        2006            2006          2006       2005       2004       2003
    -------------------------------------------------------------------------
      $ 30,214        $ 35,349      $ 43,645   $ 32,438   $ 20,964   $  6,828
         2,780           3,194         3,049      2,570      1,713        606
      $  10.83        $  11.03      $  14.32   $  12.61   $  12.24   $  11.26
          8.3%           10.3%         13.5%       3.0%       8.7%      12.6%
          1.8%            1.7%          0.4%       1.2%       2.1%       4.6%

      $  2,332        $  3,820      $  1,502   $    621   $     16   $     --
           215             353           126         61          2         --
      $  10.68        $  10.82      $  11.96   $  10.55   $  10.25   $     --
          6.8%            8.2%         13.4%       2.9%       2.5%         --
          1.7%            4.3%          0.5%       2.8%      17.1%         --

      $ 21,672        $ 24,900      $ 70,399   $ 63,957   $ 51,775   $ 13,604
         2,025           2,290         4,970      5,119      4,261      1,215
      $  10.69        $  10.85      $  14.16   $  12.49   $  12.15   $  11.20
          6.9%            8.5%         13.3%       2.8%       8.5%      12.0%
          1.9%            1.7%          0.4%       1.1%       2.1%       5.6%

      $ 21,125        $ 21,832      $ 64,145   $ 51,108   $ 38,290   $ 11,688
         1,962           1,981         4,488      4,057      3,132      1,038
      $  10.76        $  10.97      $  14.29   $  12.59   $  12.23   $  11.26
          7.6%            9.7%         13.5%       3.0%       8.6%      12.6%
          2.0%            1.8%          0.4%       1.2%       2.1%       4.6%

      $  1,827        $  1,782      $  4,013   $  4,000   $  2,782   $  1,344
           171             167           285        321        229        120
      $  10.70        $  10.67      $  14.10   $  12.48   $  12.16   $  11.24
          7.0%            6.7%         13.0%       2.6%       8.2%      12.4%
          2.0%            1.7%          0.4%       1.2%       1.8%       5.1%

      $ 16,309        $ 15,902      $ 40,283   $ 31,482   $ 18,986   $  4,649
         1,526           1,411         2,848      2,514      1,560        414
      $  10.68        $  10.85      $  14.14   $  12.50   $  12.17   $  11.24
          6.8%            8.5%         13.2%       2.7%       8.3%      12.4%
          1.5%            1.8%          0.4%       1.3%       2.2%       5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      MainStay VP                                 MainStay VP
                                                  Small Cap Growth--                            Total Return--
                                                     Service Class                               Service Class
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 14,783   $ 12,419   $  7,815   $  2,355   $  9,122   $  7,820   $  5,622   $  1,835
Units Outstanding....................     1,048        921        593        192        720        665        501        171
Variable Accumulation Unit Value.....  $  14.10   $  13.48   $  13.17   $  12.24   $  12.66   $  11.76   $  11.23   $  10.73
Total Return.........................      4.6%       2.4%       7.6%      22.4%       7.7%       4.7%       4.6%       7.3%
Investment Income Ratio..............        --         --         --         --       0.5%       1.5%       2.2%       6.8%

SERIES II POLICIES (b)
Net Assets...........................  $    359   $    215   $      6   $     --   $    161   $     14   $      1   $     --
Units Outstanding....................        33         20          1         --         14          1         --         --
Variable Accumulation Unit Value.....  $  10.99   $  10.53   $  10.30   $     --   $  11.37   $  10.57   $  10.11   $     --
Total Return.........................      4.4%       2.2%       3.0%         --       7.6%       4.5%       1.1%         --
Investment Income Ratio..............        --         --         --         --       0.6%       2.2%         --         --

SERIES III POLICIES (c)
Net Assets...........................  $ 20,801   $ 20,401   $ 16,734   $  4,735   $ 17,200   $ 16,290   $ 13,524   $  4,276
Units Outstanding....................     1,475      1,509      1,265        384      1,372      1,394      1,209        399
Variable Accumulation Unit Value.....  $  14.11   $  13.52   $  13.23   $  12.32   $  12.57   $  11.69   $  11.19   $  10.71
Total Return.........................      4.4%       2.2%       7.4%      23.2%       7.5%       4.5%       4.4%       7.1%
Investment Income Ratio..............        --         --         --         --       0.4%       1.4%       2.1%       8.3%

SERIES IV POLICIES (d)
Net Assets...........................  $ 21,824   $ 20,161   $ 14,487   $  4,235   $ 11,226   $ 10,004   $  8,502   $  3,248
Units Outstanding....................     1,579      1,524      1,122        353        878        842        749        299
Variable Accumulation Unit Value.....  $  13.81   $  13.21   $  12.91   $  12.01   $  12.79   $  11.88   $  11.35   $  10.86
Total Return.........................      4.5%       2.3%       7.6%      20.1%       7.6%       4.7%       4.6%       8.6%
Investment Income Ratio..............        --         --         --         --       0.5%       1.4%       2.1%       7.6%

SERIES V POLICIES (e)
Net Assets...........................  $    835   $    986   $    635   $     93   $    684   $    636   $    487   $    159
Units Outstanding....................        63         77         51          8         56         55         44         15
Variable Accumulation Unit Value.....  $  13.31   $  12.78   $  12.54   $  11.71   $  12.31   $  11.48   $  11.01   $  10.57
Total Return.........................      4.1%       1.9%       7.1%      17.1%       7.2%       4.3%       4.2%       5.7%
Investment Income Ratio..............        --         --         --         --       0.4%       1.5%       2.2%      10.4%

SERIES VI POLICIES (f)
Net Assets...........................  $ 12,311   $ 13,093   $  9,643   $  2,201   $  8,848   $  8,131   $  6,070   $  2,168
Units Outstanding....................       884        980        736        180        715        706        552        205
Variable Accumulation Unit Value.....  $  13.92   $  13.36   $  13.10   $  12.21   $  12.33   $  11.49   $  11.01   $  10.56
Total Return.........................      4.2%       2.0%       7.2%      22.1%       7.3%       4.4%       4.3%       5.6%
Investment Income Ratio..............        --         --         --         --       0.5%       1.5%       2.1%       7.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                  Columbia Small Cap
                   MainStay VP                           Alger American Small--                      Value Fund,
                     Value--                                Capitalization--                      Variable Series--
                  Service Class                              Class S Shares                            Class B
    -----------------------------------------   -----------------------------------------   ------------------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------
    $ 17,301   $ 11,722   $  8,003   $  2,572   $ 10,697   $  5,850   $  2,923   $    671   $ 16,552   $  7,798   $    521
       1,121        888        633        223        564        364        210         55      1,275        704         49
    $  15.44   $  13.21   $  12.64   $  11.55   $  18.93   $  16.04   $  13.95   $  12.16   $  12.99   $  11.03   $  10.61
       16.9%       4.5%       9.5%      15.5%      18.1%      15.0%      14.7%      21.6%      17.7%       4.0%       6.1%
        0.3%       1.2%       1.4%       5.3%         --         --         --         --       0.4%         --       5.0%

    $    868   $    191   $      6   $     --   $    404   $    130   $      7   $     --   $  1,030   $    274   $      7
          70         18          1         --         29         11          1         --         82         24          1
    $  12.44   $  10.65   $  10.21   $     --   $  14.09   $  11.95   $  10.41   $     --   $  12.52   $  10.66   $  10.26
       16.7%       4.3%       2.1%         --      17.9%      14.8%       4.1%         --      17.5%       3.9%       2.6%
        0.4%       2.8%      15.5%         --         --         --         --         --       0.4%         --       2.4%

    $ 30,643   $ 24,079   $ 19,389   $  5,058   $ 14,725   $  9,680   $  6,286   $  1,576   $ 11,725   $  4,868   $    304
       2,003      1,841      1,546        440        783        609        452        130        910        445         29
    $  15.27   $  13.08   $  12.54   $  11.48   $  18.80   $  15.95   $  13.90   $  12.15   $  12.89   $  10.97   $  10.57
       16.7%       4.3%       9.2%      14.8%      17.8%      14.7%      14.4%      21.5%      17.5%       3.8%       5.7%
        0.3%       1.1%       1.4%       6.3%         --         --         --         --       0.4%         --       5.7%

    $ 27,446   $ 18,870   $ 14,111   $  4,598   $ 18,893   $ 10,949   $  5,993   $  1,594   $ 11,379   $  5,433   $    431
       1,753      1,409      1,101        392      1,003        685        432        132        880        495         41
    $  15.64   $  13.39   $  12.82   $  11.72   $  18.82   $  15.95   $  13.88   $  12.11   $  12.90   $  10.96   $  10.54
       16.9%       4.4%       9.4%      17.2%      18.0%      14.9%      14.6%      21.1%      17.6%       4.0%       5.4%
        0.3%       1.2%       1.4%       5.3%         --         --         --         --       0.4%         --       5.6%

    $    989   $    729   $    544   $    160   $    630   $    457   $    241   $     22   $    727   $    250   $     --
          65         56         43         14         34         29         18          2         57         23         --
    $  15.15   $  13.02   $  12.51   $  11.48   $  18.37   $  15.63   $  13.65   $  11.96   $  12.77   $  10.90   $  10.00
       16.4%       4.0%       9.0%      14.8%      17.5%      14.5%      14.2%      19.6%      17.2%       9.0%         --
        0.3%       1.2%       1.3%       7.5%         --         --         --         --       0.4%         --         --

    $ 21,934   $ 14,138   $  8,534   $  2,127   $ 10,975   $  5,548   $  2,848   $    495   $  9,500   $  3,044   $    286
       1,438      1,074        679        185        587        348        205         41        741        273         27
    $  15.25   $  13.09   $  12.57   $  11.52   $  18.71   $  15.90   $  13.88   $  12.15   $  12.81   $  10.92   $  10.54
       16.5%       4.1%       9.1%      15.2%      17.6%      14.6%      14.3%      21.5%      17.3%       3.6%       5.4%
        0.3%       1.3%       1.5%       5.9%         --         --         --         --       0.4%         --       5.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                      Dreyfus IP                                Fidelity(R) VIP
                                                  TECHNOLOGY GROWTH--                           CONTRAFUND(R)--
                                                    SERVICE SHARES                              SERVICE CLASS 2
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  5,802   $  4,703   $  3,225   $  1,226   $ 45,285   $ 27,416   $ 12,675   $  3,715
Units Outstanding....................       476        396        277        104      2,697      1,792        955        318
Variable Accumulation Unit Value.....  $  12.18   $  11.87   $  11.63   $  11.77   $  16,78   $  15.27   $  13.27   $  11.69
Total Return.........................      2.6%       2.0%      (1.2%)     17.7%       9.9%      15.0%      13.6%      16.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES II POLICIES (b)
Net Assets...........................  $    100   $     61   $     --   $     --   $  3,332   $  1,179   $     30   $     --
Units Outstanding....................         9          6         --         --        258         98          3         --
Variable Accumulation Unit Value.....  $  11.27   $  11.00   $  10.00   $     --   $  12.93   $  11.79   $  10.26   $     --
Total Return.........................      2.4%      10.0%         --         --       9.7%      14.9%       2.6%         --
Investment Income Ratio..............        --         --         --         --       1.2%         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $  6,936   $  6,985   $  7,184   $  2,883   $ 65,402   $ 48,984   $ 29,756   $  7,143
Units Outstanding....................       578        596        624        247      3,955      3,248      2,266        616
Variable Accumulation Unit Value.....  $  12.01   $  11.73   $  11.52   $  11.67   $  16.53   $  15.08   $  13.13   $  11.59
Total Return.........................      2.4%       1.8%      (1.4%)     16.7%       9.7%      14.8%      13.3%      15.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES IV POLICIES (d)
Net Assets...........................  $  8,384   $  7,047   $  5,905   $  2,684   $ 87,036   $ 55,871   $ 26,881   $  5,521
Units Outstanding....................       694        597        512        230      5,137      3,612      2,004        467
Variable Accumulation Unit Value.....  $  12.07   $  11.77   $  11.54   $  11.68   $  16.94   $  15.42   $  13.41   $  11.82
Total Return.........................      2.5%       2.0%      (1.2%)     16.8%       9.8%      15.0%      13.5%      18.2%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES V POLICIES (e)
Net Assets...........................  $    280   $    263   $    208   $    100   $  6,012   $  4,332   $  1,800   $    316
Units Outstanding....................        24         23         18          9        370        292        139         28
Variable Accumulation Unit Value.....  $  11.88   $  11.64   $  11.45   $  11.64   $  16.25   $  14.86   $  12.97   $  11.48
Total Return.........................      2.1%       1.6%      (1.6%)     16.4%       9.4%      14.5%      13.0%      14.8%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

SERIES VI POLICIES (f)
Net Assets...........................  $  3,503   $  3,105   $  2,927   $  1,302   $ 53,528   $ 34,138   $ 15,263   $  2,520
Units Outstanding....................       294        264        255        112      3,277      2,284      1,174        219
Variable Accumulation Unit Value.....  $  11.93   $  11.67   $  11.48   $  11.65   $  16.32   $  14.91   $  13.00   $  11.49
Total Return.........................      2.2%       1.7%      (1.5%)     16.5%       9.5%      14.6%      13.2%      14.9%
Investment Income Ratio..............        --         --         --         --       1.0%       0.1%       0.1%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                 FIDELITY(R) VIP                             FIDELITY(R) VIP                JANUS ASPEN SERIES
                 EQUITY-INCOME--                                MID CAP--                       BALANCED--
                 SERVICE CLASS 2                             SERVICE CLASS 2                  SERVICE SHARES
    -----------------------------------------   -----------------------------------------   -------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $ 28,156   $ 17,710   $ 10,243   $  2,888   $ 68,477   $ 57,754   $ 28,222   $  2,237   $ 18,394   $ 14,526
       1,806      1,344        810        251      3,833      3,580      2,037        199      1,416      1,217
    $  15.57   $  13.16   $  12.64   $  11.53   $  17.87   $  16.12   $  13.85   $  11.27   $  12.98   $  11.92
       18.3%       4.1%       9.7%      15.3%      10.8%      16.4%      22.9%      12.7%       8.9%       6.2%
        3.0%       1.1%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $  2,651   $    661   $     10   $     --   $  1,615   $    568   $     88   $      1   $    995   $    568
         213         63          1         --        101         39          7         --         84         55
    $  12.47   $  10.56   $  10.16   $     --   $  16.05   $  14.50   $  12.48   $  10.17   $  11.79   $  10.84
       18.1%       4.0%       1.6%         --      10.7%      16.2%      22.7%       1.7%       8.7%       6.0%
        3.4%         --         --         --       0.1%         --         --         --       2.1%       3.1%

    $ 41,670   $ 32,146   $ 23,055   $  5,733   $ 46,256   $ 38,491   $ 21,172   $  1,207   $ 29,255   $ 25,740
       2,724      2,483      1,852        504      2,613      2,411      1,537        107      2,256      2,157
    $  15.27   $  12.94   $  12.45   $  11.37   $  17.70   $  16.00   $  13.78   $  11.23   $  12.97   $  11.93
       18.0%       3.9%       9.5%      13.7%      10.6%      16.1%      22.7%      12.3%       8.7%       6.0%
        3.0%       1.3%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $ 44,641   $ 30,273   $ 19,399   $  4,827   $ 43,212   $ 30,428   $ 14,301   $  1,082   $ 31,424   $ 27,775
       2,883      2,307      1,542        421      2,390      1,867      1,020         95      2,425      2,327
    $  15.48   $  13.09   $  12.58   $  11.48   $  18.07   $  16.31   $  14.02   $  11.41   $  12.96   $  11.91
       18.2%       4.1%       9.6%      14.8%      10.8%      16.3%      22.9%      14.1%       8.8%       6.1%
        3.0%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.2%

    $  5,222   $  3,530   $  2,305   $    823   $  2,664   $  2,205   $  1,071   $     39   $  2,958   $  2,226
         340        270        183         71        158        144         81          4        231        189
    $  15.38   $  13.06   $  12.60   $  11.54   $  16.84   $  15.27   $  13.18   $  10.77   $  12.79   $  11.80
       17.7%       3.6%       9.2%      15.4%      10.3%      15.8%      22.4%       7.7%       8.4%       5.7%
        3.1%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.4%

    $ 32,980   $ 21,893   $ 14,146   $  2,977   $ 29,234   $ 21,051   $  9,297   $    499   $ 18,200   $ 14,847
       2,155      1,679      1,131        260      1,630      1,289        664         44      1,418      1,254
    $  15.29   $  12.98   $  12.51   $  11.44   $  17.93   $  16.23   $  14.00   $  11.43   $  12.83   $  11.83
       17.8%       3.7%       9.3%      14.4%      10.4%      16.0%      22.5%      14.3%       8.5%       5.8%
        3.1%       1.2%       0.8%         --       0.2%         --         --         --       2.0%       2.2%


     JANUS ASPEN SERIES
         BALANCED--
       SERVICE SHARES
     -------------------
       2004       2003
     -------------------
     $ 10,378   $  4,308
          924        410
     $  11.23   $  10.52
         6.8%       5.2%
         2.8%       3.4%
     $      9   $     --
            1         --
     $  10.23   $     --
         2.3%         --
        28.9%         --
     $ 21,340   $  8,228
        1,895        779
     $  11.26   $  10.57
         6.6%       5.7%
         2.8%       4.1%
     $ 20,968   $  7,590
        1,869        722
     $  11.22   $  10.51
         6.7%       5.1%
         2.8%       3.6%
     $  1,132   $    441
          101         42
     $  11.16   $  10.50
         6.3%       5.0%
         2.7%       3.4%
     $ 11,228   $  4,069
        1,004        387
     $  11.18   $  10.51
         6.4%       5.1%
         2.8%       3.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                  Janus Aspen Series                           MFS(R) INVESTORS
                                                  WORLDWIDE GROWTH--                            TRUST SERIES--
                                                    SERVICE SHARES                               SERVICE CLASS
                                       -----------------------------------------   -----------------------------------------
                                         2006       2005       2004       2003       2006       2005       2004       2003
                                       -------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $  6,855   $  5,145   $  3,533   $  1,398   $  1,400   $  1,151   $    833   $    135
Units Outstanding....................       476        416        297        121        100         92         70         12
Variable Accumulation Unit Value.....  $  14.38   $  12.37   $  11.88   $  11.53   $  13.96   $  12.56   $  11.91   $  10.86
Total Return.........................     16.3%       4.1%       3.1%      15.3%      11.1%       5.5%       9.6%       8.6%
Investment Income Ratio..............      1.7%       1.3%       1.1%       0.9%       0.3%       0.3%       0.3%         --

SERIES II POLICIES (b)
Net Assets...........................  $    176   $     85   $     --   $     --   $     72   $      1   $     --   $     --
Units Outstanding....................        15         11         --         --          6         --         --         --
Variable Accumulation Unit Value.....  $  12.11   $  10.43   $  10.00   $     --   $  11.90   $  10.73   $  10.00   $     --
Total Return.........................     16.1%       4.3%         --         --      11.0%       7.3%         --         --
Investment Income Ratio..............      1.8%       2.3%         --         --       0.1%         --         --         --

SERIES III POLICIES (c)
Net Assets...........................  $  8,971   $  8,306   $  7,463   $  2,542   $  1,715   $  1,404   $    874   $    314
Units Outstanding....................       632        679        634        222        123        111         73         29
Variable Accumulation Unit Value.....  $  14.20   $  12.23   $  11.78   $  11.45   $  13.97   $  12.60   $  11.96   $  10.94
Total Return.........................     16.1%       3.9%       2.9%      14.5%      10.9%       5.3%       9.4%       9.4%
Investment Income Ratio..............      1.6%       1.2%       1.1%       1.0%       0.2%       0.3%       0.4%         --

SERIES IV POLICIES (d)
Net Assets...........................  $  9,858   $  7,855   $  6,067   $  2,226   $  2,086   $  1,769   $  1,095   $    469
Units Outstanding....................       691        640        515        195        148        140         91         43
Variable Accumulation Unit Value.....  $  14.26   $  12.27   $  11.79   $  11.44   $  14.08   $  12.68   $  12.02   $  10.97
Total Return.........................     16.2%       4.1%       3.0%      14.4%      11.1%       5.5%       9.5%       9.7%
Investment Income Ratio..............      1.7%       1.3%       1.1%       0.9%       0.3%       0.3%       0.4%         --

SERIES V POLICIES (e)
Net Assets...........................  $    576   $    436   $    380   $     22   $    143   $    107   $     39   $     13
Units Outstanding....................        41         36         33          2         10          9          3          1
Variable Accumulation Unit Value.....  $  13.92   $  12.03   $  11.61   $  11.31   $  13.85   $  12.52   $  11.91   $  10.92
Total Return.........................     15.8%       3.6%       2.6%      13.1%      10.6%       5.1%       9.1%       9.2%
Investment Income Ratio..............      1.7%       1.2%       1.4%       1.2%       0.2%       0.3%       0.3%         --

SERIES VI POLICIES (f)
Net Assets...........................  $  5,130   $  4,001   $  2,880   $    983   $  1,367   $  1,015   $    783   $    187
Units Outstanding....................       370        334        250         88         99         81         66         17
Variable Accumulation Unit Value.....  $  13.87   $  11.97   $  11.54   $  11.23   $  13.83   $  12.49   $  11.88   $  10.88
Total Return.........................     15.9%       3.7%       2.7%      12.3%      10.7%       5.2%       9.2%       8.8%
Investment Income Ratio..............      1.7%       1.3%       1.2%       0.9%       0.3%       0.3%       0.3%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                    MFS(R)                                    MFS(R)                             NEUBERGER BERMAN AMT
               RESEARCH SERIES--                        UTILITIES SERIES--                         MID-CAP GROWTH--
                 SERVICE CLASS                             SERVICE CLASS                                CLASS S
    ---------------------------------------   ---------------------------------------   ---------------------------------------
      2006       2005      2004      2003       2006       2005       2004      2003      2006       2005       2004      2003
    ---------------------------------------------------------------------------------------------------------------------------
    $  1,886   $  1,486   $  930   $    382   $113,299   $ 69,366   $ 15,141   $    3   $  5,496   $  3,298   $  1,365   $    6
         130        112       74         35      5,493      4,346      1,092       --        349        236        109        1
    $  14.48   $  13.33   $12.56   $  11.02   $  20.58   $  15.94   $  13.86   $10.83   $  15.76   $  13.96   $  12.48   $10.91
        8.7%       6.1%    14.0%      10.2%      29.1%      15.0%      28.0%     8.3%      12.9%      11.9%      14.4%     9.1%
        0.3%       0.3%     0.8%         --       1.8%       0.4%         --       --         --         --         --       --

    $     45   $     55   $   --   $     --   $  4,987   $  1,822   $    154   $   --   $     83   $     29   $      2   $   --
           4          5       --         --        271        127         12       --          6          3         --       --
    $  11.68   $  10.77   $10.00   $     --   $  18.42   $  14.29   $  12.45   $   --   $  13.44   $  11.92   $  10.67   $   --
        8.5%       7.7%       --         --      28.9%      14.8%      24.5%       --      12.7%      11.7%       6.7%       --
        0.3%       0.1%       --         --       1.6%       0.3%         --       --         --         --         --       --

    $  2,282   $  2,038   $1,616   $    637   $ 77,235   $ 44,612   $ 11,129   $   80   $  4,128   $  2,766   $  1,635   $  105
         160        155      130         58      3,582      2,684        763        7        262        199        130       10
    $  14.29   $  13.18   $12.45   $  10.95   $  21.56   $  16.73   $  14.58   $11.41   $  15.77   $  14.00   $  12.54   $10.98
        8.4%       5.9%    13.7%       9.5%      28.9%      14.7%      27.8%    14.1%      12.6%      11.6%      14.2%     9.8%
        0.3%       0.3%     0.8%         --       1.8%       0.4%       0.1%       --         --         --         --       --

    $  2,602   $  2,182   $1,604   $    460   $ 63,579   $ 34,325   $  6,513   $   63   $  5,184   $  3,083   $  1,505   $  269
         184        168      131         43      2,919      2,044        444        5        317        213        116       24
    $  14.11   $  12.99   $12.25   $  10.75   $  21.75   $  16.85   $  14.67   $11.46   $  16.33   $  14.47   $  12.95   $11.32
        8.6%       6.0%    13.9%       7.5%      29.1%      14.9%      28.0%    14.6%      12.8%      11.8%      14.4%    13.2%
        0.3%       0.3%     0.7%         --       1.8%       0.4%       0.1%       --         --         --         --       --

    $    107   $     44   $   26   $     15   $  4,821   $  2,110   $    417   $   11   $    335   $    356   $    307   $   82
           7          3        2          1        223        126         28        1         21         25         24        7
    $  14.32   $  13.24   $12.54   $  11.05   $  21.57   $  16.78   $  14.66   $11.50   $  15.86   $  14.11   $  12.67   $11.12
        8.2%       5.6%    13.4%      10.5%      28.6%      14.4%      27.5%    15.0%      12.4%      11.4%      13.9%    11.2%
        0.2%       0.3%     0.8%         --       1.5%       0.4%       0.2%       --         --         --         --       --

    $  1,914   $  1,715   $  856   $    279   $ 58,633   $ 34,143   $  6,561   $    1   $  3,184   $  1,887   $    970   $   56
         132        128       68         25      2,730      2,042        451       --        200        133         76        5
    $  14.47   $  13.36   $12.64   $  11.13   $  21.43   $  16.65   $  14.54   $11.39   $  15.91   $  14.15   $  12.69   $11.13
        8.3%       5.7%    13.6%      11.3%      28.7%      14.6%      27.6%    13.9%      12.5%      11.5%      14.0%    11.3%
        0.3%       0.3%     0.7%         --       1.7%       0.4%         --       --         --         --         --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     T. Rowe Price
                                                     Equity Income
                                                     Portfolio--II
                                       -----------------------------------------
                                         2006       2005       2004       2003
                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets...........................  $ 28,873   $ 18,925   $  9,680   $  2,506
Units Outstanding....................     1,906      1,460        765        224
Variable Accumulation Unit Value.....  $  15.15   $  12.94   $  12.66   $  11.20
Total Return.........................     17.0%       2.2%      13.0%      12.0%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.1%

SERIES II POLICIES (b)
Net Assets...........................  $  2,250   $    903   $     16   $     --
Units Outstanding....................       183         84          2         --
Variable Accumulation Unit Value.....  $  12.32   $  10.55   $  10.33   $     --
Total Return.........................     16.8%       2.1%       3.3%         --
Investment Income Ratio..............      1.5%       1.9%       4.8%         --

SERIES III POLICIES (c)
Net Assets...........................  $ 49,082   $ 38,632   $ 26,791   $  5,783
Units Outstanding....................     3,267      3,006      2,128        518
Variable Accumulation Unit Value.....  $  15.00   $  12.85   $  12.59   $  11.16
Total Return.........................     16.8%       2.1%      12.8%      11.6%
Investment Income Ratio..............      1.4%       1.4%       1.6%       2.4%

SERIES IV POLICIES (d)
Net Assets...........................  $ 65,052   $ 45,332   $ 24,618   $  5,370
Units Outstanding....................     4,290      3,492      1,941        478
Variable Accumulation Unit Value.....  $  15.16   $  12.96   $  12.68   $  11.23
Total Return.........................     16.9%       2.2%      13.0%      12.3%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.3%

SERIES V POLICIES (e)
Net Assets...........................  $  6,702   $  4,636   $  2,966   $    933
Units Outstanding....................       451        364        237         84
Variable Accumulation Unit Value.....  $  14.85   $  12.75   $  12.53   $  11.13
Total Return.........................     16.5%       1.8%      12.5%      11.3%
Investment Income Ratio..............      1.4%       1.5%       1.6%       2.5%

SERIES VI POLICIES (f)
Net Assets...........................  $ 42,586   $ 29,037   $ 15,499   $  3,257
Units Outstanding....................     2,850      2,261      1,233        292
Variable Accumulation Unit Value.....  $  14.93   $  12.81   $  12.57   $  11.16
Total Return.........................     16.6%       1.9%      12.6%      11.6%
Investment Income Ratio..............      1.4%       1.5%       1.7%       2.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                 Van Kampen UIF                          Victory VIF
            Emerging Markets Equity--                Diversified Stock--
                    Class II                            Class A Shares
    -----------------------------------------   ------------------------------
      2006       2005       2004       2003       2006       2005       2004
    --------------------------------------------------------------------------
    $15,653..  $  6,717   $  2,225   $    424   $  7,789   $  5,802   $  2,061
    526.....        304        134         31        578        483        184
    $29.67...  $  21.93   $  16.63   $  13.71   $  13.45   $  12.00   $  11.19
    35.3%...      31.9%      21.3%      37.1%      12.1%       7.2%      11.9%
    0.8%....       0.4%       0.7%         --       0.3%       0.1%       1.6%

    $882.....  $    183   $      1   $     --   $    407   $    136   $     --
    46......         13         --         --         34         13         --
    $18.98...  $  14.06   $  10.67   $     --   $  11.94   $  10.67   $  10.00
    35.0%...      31.7%       6.7%         --      11.9%       6.7%         --
    0.7%....       0.4%         --         --       0.3%         --         --

    $23,362..  $ 11,562   $  4,867   $  1,422   $  3,751   $  2,706   $  1,176
    820.....        555        305        108        283        228        106
    $28.40...  $  21.04   $  15.98   $  13.20   $  13.26   $  11.85   $  11.08
    35.0%...      31.7%      21.0%      32.0%      11.9%       7.0%      10.8%
    0.8%....       0.4%       0.7%         --       0.3%       0.1%       1.5%

    $27,320..  $ 12,712   $  4,745   $    729   $  6,514   $  4,210   $  1,599
    924.....        582        287         53        498        361        147
    $29.49...  $  21.82   $  16.55   $  13.65   $  13.08   $  11.68   $  10.90
    35.2%...      31.8%      21.2%      36.5%      12.0%       7.2%       9.0%
    0.7%....       0.4%       0.7%         --       0.3%       0.1%       1.8%

    $949.....  $    462   $     73   $     --   $    605   $    260   $     13
    42......         28          6         --         47         22          1
    $22.54...  $  16.74   $  12.76   $  10.57   $  12.92   $  11.58   $  10.85
    34.6%...      31.3%      20.7%       5.7%      11.6%       6.8%       8.5%
    0.7%....       0.3%       0.9%         --       0.3%       0.1%       2.0%

    $22,375..  $  8,696   $  2,312   $    297   $  3,798   $  3,197   $  1,007
    786.....        412        144         22        288        270         91
    $28.37...  $  21.05   $  16.01   $  13.25   $  13.21   $  11.82   $  11.06
    34.8%...      31.5%      20.9%      32.5%      11.7%       6.9%      10.6%
    0.8%....       0.4%       0.9%         --       0.3%       0.1%       2.2%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-Ill Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(-s- PricewaterhouseCoopers)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007

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

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